                           MONY SERIES FUND, INC.,

                        ENTERPRISE ACCUMULATION TRUST

                                     AND

                           OCC ACCUMULATION TRUST

                             1996 ANNUAL REPORT

                          PRODUCTS:

                          MONYMASTER
                          MONYEQUITY MASTER
                          VALUEMASTER
                          MONYVESTOR
                          STRATEGIST

--------------------------------------------------------------------------------

                                     [LOGO]

--------------------------------------------------------------------------------

The historical returns for the Portfolios take into account expenses incurred by the Portfolios, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

This report is not to be construed as an offering for sale of any contracts participating in the MONY Series Fund, Inc., Enterprise Accumulation Trust or the OCC Accumulation Trust, or as a solicitation as an offer to buy any such contracts unless preceded by or accompanied by the most recent calendar quarter MONYMaster, MONYEquity Master or ValueMaster performance and a current MONYMaster, MONYEquity Master or ValueMaster prospectus which contains more complete information of charges and expenses.

The information provided on the MONYVestor and Strategist are for those contracts that are inforce. These products are no longer available to the general public.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The macro environment for investors is essentially unchanged from 1996. Slow growth, low inflation and stable interest rates are expected. There are no major excesses, except perhaps stock market valuations, which remain in historically high territory. There does not appear to be any compelling reason, in the near term at least, for the Federal Reserve to raise rates, except to reduce market speculation. A much stronger economy would change this neutral outlook for Fed policy, but that is not expected now.

     The primary potential problem area for the market is corporate earnings. Earnings growth was good in 1996, and combined with lower interest rates, pushed the market to new highs. In 1997, in a slow growth economy, with companies having little pricing power, profits are at risk and could turn out to be the major negative for the 1997 stock market.

     Earnings aside, the overall environment must be considered benign to good, whether it be world events, political developments or economic statistics. Things may not be great or totally to everyone's liking, but compared with all the crises faced over the past thirty years, the market today does not have to deal with major external negatives. All this, of course, has not gone unnoticed by investors. Sentiment has been very strong, money continues to pour into mutual funds and expectations are very high, both for profits and the outlook for stocks.

     There is little room for disappointment at today's valuations. Everything went right last year or was interpreted as going right. Growth was not too fast and not too slow, and as a result, the market had two very strong driving forces: lower rates and higher profits. It is unlikely that 1997 will witness the same combination, something will almost certainly disappoint. Either growth will be too fast, raising concerns about inflation and Fed tightening; or more likely, slow enough to raise concerns about earnings growth.

     Some disappointment would not be all bad. The expectation is for this year to be one of consolidation. A flat year would be all right after the recent strength. The past two, five and ten year periods have been exceptional and should not be considered the norm. A flat year which included a ten to fifteen percent correction would not be a surprise, and would be healthy in terms of cooling some of the excessive expectations. A pause that let the fundamentals catch up with prices would be good for the market's long term health.

     A major decline of twenty percent or more is not anticipated. That is usually caused by the Federal Reserve tightening credit and raising interest rates to slow the economy. The usual economic excesses which would cause tighter monetary policy are not currently present. The Fed could tighten to try to contain the stock market, but that would probably require both a stronger economy and a more speculative environment. It is more likely that the chairman would try to talk the market down as he did recently before tightening monetary policy.

                                          Sincerely,


                                          /s/ KENNETH M. LEVINE
                                          ---------------------------
                                          Kenneth M. Levine
                                          Chairman

                          THE MONY SERIES FUND, INC.,

                         ENTERPRISE ACCUMULATION TRUST

                                      AND

                             OCC ACCUMULATION TRUST

                               TABLE OF CONTENTS

                                                                                         PAGE
                                                                                         ----
VARIABLE ACCOUNT L
     MONY America
          Statements of Assets and Liabilities as of December 31, 1996................     5
          Statements of Operations as of December 31, 1996............................     7
          Statements of Changes in Net Assets.........................................     9
          Notes to Financial Statements...............................................    12
          Report of Independent Accountants...........................................    15
     MONY
          Statements of Assets and Liabilities as of December 31, 1996................    16
          Statements of Operations as of December 31, 1996............................    18
          Statements of Changes in Net Assets.........................................    20
          Notes to Financial Statements...............................................    22
          Report of Independent Accountants...........................................    25
VARIABLE ACCOUNT S
     MONY America
          Statements of Assets and Liabilities as of December 31, 1996................    26
          Statements of Operations as of December 31, 1996............................    27
          Statements of Changes in Net Assets.........................................    28
          Notes to Financial Statements...............................................    29
          Report of Independent Accountants...........................................    31
     MONY
          Statements of Assets and Liabilities as of December 31, 1996................    32
          Statements of Operations as of December 31, 1996............................    33
          Statements of Changes in Net Assets.........................................    34
          Notes to Financial Statements...............................................    35
          Report of Independent Accountants...........................................    37
VARIABLE ACCOUNT A
     MONY America
          Statements of Assets and Liabilities as of December 31, 1996................    38
          Statements of Operations as of December 31, 1996............................    41
          Statements of Changes in Net Assets.........................................    44
          Notes to Financial Statements...............................................    48
          Report of Independent Accountants...........................................    51
     MONY
          Statements of Assets and Liabilities as of December 31, 1996................    52
          Statements of Operations as of December 31, 1996............................    55
          Statements of Changes in Net Assets.........................................    58
          Notes to Financial Statements...............................................    62
          Report of Independent Accountants...........................................    65

                                                                                         PAGE
                                                                                         ----
MONY SERIES FUND, INC.
     Equity Growth Portfolio (MONYMaster I, MONYVestor and Strategist)................    66
     Equity Income Portfolio (MONYMaster I, MONYVestor and Strategist)................    67
     Intermediate Term Bond Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor
      and Strategist).................................................................    68
     Long Term Bond Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor and
      Strategist).....................................................................    69
     Diversified Portfolio (MONYMaster I, MONYVestor and Strategist)..................    70
     Government Securities Portfolio (MONYEquity Master, MONYMaster II)...............    71
     Money Market Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor and
      Strategist).....................................................................    72
     Equity Growth Portfolio of Investments (MONYMaster I, MONYVestor and
      Strategist).....................................................................    73
     Equity Income Portfolio of Investments (MONYMaster I, MONYVestor and
      Strategist).....................................................................    75
     Intermediate Term Bond Portfolio of Investments (MONYEquity Master, MONYMaster
      I&II, MONYVestor and Strategist)................................................    77
     Long Term Bond Portfolio of Investments (MONYEquity Master, MONYMaster I&II,
      MONYVestor and Strategist)......................................................    78
     Diversified Portfolio of Investments (MONYMaster I, MONYVestor and Strategist)...    79
     Government Securities Portfolio of Investments (MONYEquity Master, MONYMaster
      II).............................................................................    81
     Money Market Portfolio of Investments (MONYEquity Master, MONYMaster I&II,
      MONYVestor and Strategist)......................................................    82
     Statements of Assets and Liabilities as of December 31, 1996.....................    84
     Statements of Operations as of December 31, 1996.................................    85
     Statements of Changes in Net Assets..............................................    86
     NOTES TO FINANCIAL STATEMENTS....................................................    88
     FINANCIAL HIGHLIGHTS.............................................................    91
     REPORT OF INDEPENDENT ACCOUNTANTS................................................    98
ENTERPRISE ACCUMULATION TRUST
     Equity Portfolio (MONYEquity Master, MONYMaster II)..............................   100
     Small Cap Portfolio (MONYEquity Master, MONYMaster II)...........................   101
     Managed Portfolio (MONYEquity Master, MONYMaster II).............................   103
     International Growth Portfolio (MONYEquity Master, MONYMaster II)................   104
     High Yield Bond Portfolio (MONYEquity Master, MONYMaster II).....................   106
     Equity Portfolio of Investments (MONYEquity Master, MONYMaster II)...............   108
     Small Cap Portfolio of Investments (MONYEquity Master, MONYMaster II)............   109
     Managed Portfolio of Investments (MONYEquity Master, MONYMaster II)..............   111
     International Growth Portfolio of Investments (MONYEquity Master, MONYMaster
      II).............................................................................   113
     High Yield Bond Portfolio of Investments (MONYEquity Master, MONYMaster II)......   116
     Statements of Assets and Liabilities as of December 31, 1996.....................   119
     Statements of Operations as of December 31, 1996.................................   120
     Statements of Changes in Net Assets..............................................   122
     FINANCIAL HIGHLIGHTS.............................................................   124
     NOTES TO FINANCIAL STATEMENTS....................................................   129
     REPORT OF INDEPENDENT ACCOUNTANTS................................................   133

                                                                                         PAGE
                                                                                         ----
OCC ACCUMULATION TRUST
     Equity Portfolio (ValueMaster)...................................................   136
     Small Cap Portfolio (ValueMaster)................................................   138
     Managed Portfolio (ValueMaster)..................................................   140
     Bond Portfolio (ValueMaster).....................................................   142
     Money Market Portfolio (ValueMaster).............................................   143
     Equity Portfolio Schedule of Investments (ValueMaster)...........................   144
     Small Cap Portfolio Schedule of Investments (ValueMaster)........................   145
     Managed Portfolio Schedule of Investments (ValueMaster)..........................   147
     Bond Portfolio Schedule of Investments (ValueMaster).............................   148
     Money Market Portfolio Schedule of Investments (ValueMaster).....................   149
     Statements of Assets and Liabilities as of December 31, 1996.....................   150
     Statements of Operations as of December 31, 1996.................................   151
     Statements of Changes in Net Assets..............................................   152
     NOTES TO FINANCIAL STATEMENTS....................................................   153
     FINANCIAL HIGHLIGHTS.............................................................   156
     REPORT OF INDEPENDENT ACCOUNTANTS................................................   157

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                    VARIABLE LIFE
                                     ---------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE LONG TERM                   MONEY
                                       GROWTH       INCOME     TERM BOND       BOND      DIVERSIFIED    MARKET
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ----------   ----------   ----------   ----------
              ASSETS
Investments at cost (Note 4).......  $  483,575   $  480,536   $  168,956   $   87,402   $  838,945   $   85,289
                                       ========     ========     ========     ========    =========     ========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................  $  633,526   $  666,450   $  177,041   $   95,253   $1,083,741   $   85,289
Amount due from MONY America.......           5            5            0            0            0            0
Amount due from MONY Series Fund,
  Inc. ............................           9            9            0            0           26            0
                                     ----------   ----------   ----------   ----------   ----------   ----------
          Total assets.............     633,540      666,464      177,041       95,253    1,083,767       85,289
                                     ----------   ----------   ----------   ----------   ----------   ----------
            LIABILITIES
Amount due to MONY America.........           9            9            0            0           26            0
Amount due to MONY Series Fund,
  Inc. ............................           5            5            0            0            0            0
                                     ----------   ----------   ----------   ----------   ----------   ----------
          Total liabilities........          14           14            0            0           26            0
                                     ----------   ----------   ----------   ----------   ----------   ----------
Net assets.........................  $  633,526   $  666,450   $  177,041   $   95,253   $1,083,741   $   85,289
                                       ========     ========     ========     ========    =========     ========
Net assets consist of:
     Contractholders' net
       payments....................  $  530,611   $  564,123   $  211,304   $  127,727   $1,079,623   $  198,280
     Cost of insurance withdrawals
       (Note 3)....................    (352,711)    (451,201)    (189,141)    (142,302)    (852,538)    (186,478)
     Undistributed net investment
       income......................     114,981      251,131      154,460       94,948      455,761       73,487
     Accumulated net realized gain
       (loss) on investments.......     190,694      116,483       (7,667)       7,029      156,099            0
     Unrealized appreciation of
       investments.................     149,951      185,914        8,085        7,851      244,796            0
                                     ----------   ----------   ----------   ----------   ----------   ----------
Net assets.........................  $  633,526   $  666,450   $  177,041   $   95,253   $1,083,741   $   85,289
                                       ========     ========     ========     ========    =========     ========
Number of units outstanding*.......      14,958       15,149        8,041        3,504       34,279        4,970
                                     ----------   ----------   ----------   ----------   ----------   ----------
Net asset value per unit
  outstanding*.....................  $    42.35   $    43.99   $    22.02   $    27.18   $    31.62   $    17.16
                                       ========     ========     ========     ========    =========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1996

                                                                             VARIABLE UNIVERSAL LIFE
                                                  -----------------------------------------------------------------------------
                                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY     SMALL CAP
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ------------   ----------   ----------   ----------   ----------   ----------
                     ASSETS
Investments at cost (Note 4)....................    $ 88,591      $592,645     $285,560    $4,349,240   $4,748,650   $2,362,738
                                                  ===========    ==========   ===========  ==========   ==========   ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2)......................    $      0      $      0     $      0    $        0   $5,129,744   $2,437,067
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)..........................      90,824       614,531      292,657     4,349,240            0            0
Amount due from Enterprise Accumulation Trust...           0             0            0             0        1,772        1,113
Amount due from MONY America....................          33           123           85         8,194        2,031          583
Amount due from MONY Series Fund, Inc...........          10             0           26       113,916            0            0
                                                  ------------   ----------   ----------   ----------   ----------   ----------
        Total assets............................      90,867       614,654      292,768     4,471,350    5,133,547    2,438,763
                                                  ------------   ----------   ----------   ----------   ----------   ----------
                  LIABILITIES
Amount due to Enterprise Accumulation Trust.....           0             0            0             0        2,031          583
Amount due to MONY America......................          10             0           26       113,916        1,772        1,113
Amount due to MONY Series Fund, Inc.............          33           123           85         8,194            0            0
                                                  ------------   ----------   ----------   ----------   ----------   ----------
        Total liabilities.......................          43           123          111       122,110        3,803        1,696
                                                  ------------   ----------   ----------   ----------   ----------   ----------
Net assets......................................    $ 90,824      $614,531     $292,657    $4,349,240   $5,129,744   $2,437,067
                                                  ===========    ==========   ===========  ==========   ==========   ==========
Net assets consist of:
    Contractholders' net payments...............    $106,061      $656,214     $317,161    $4,461,789   $5,366,348   $2,733,551
    Cost of insurance withdrawals (Note 3)......     (18,139)      (76,295)     (36,104)     (219,339)    (887,308)    (456,533)
    Undistributed net investment income.........       1,010        10,765        3,464       106,790       71,362       45,386
    Accumulated net realized gain (loss) on
      investments...............................        (341)        1,961        1,039             0      198,248       40,334
    Unrealized appreciation of investments......       2,233        21,886        7,097             0      381,094       74,329
                                                  ------------   ----------   ----------   ----------   ----------   ----------
Net assets......................................    $ 90,824      $614,531     $292,657    $4,349,240   $5,129,744   $2,437,067
                                                  ===========    ==========   ===========  ==========   ==========   ==========
Number of units outstanding*....................       8,138        50,910       26,498       400,565      319,002      191,743
                                                  ------------   ----------   ----------   ----------   ----------   ----------
Net asset value per unit outstanding*...........    $  11.16      $  12.07     $  11.04    $    10.86   $    16.08    $   12.71
                                                  ===========    ==========   ===========  ==========   ==========   ==========


                                                                INTERNATIONAL   HIGH YIELD
                                                    MANAGED        GROWTH          BOND
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  -----------   -------------   ----------
                     ASSETS
Investments at cost (Note 4)....................  $22,951,520    $ 1,634,862    $ 805,224
                                                   ==========   ============    ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2)......................  $25,210,073    $ 1,731,444    $ 831,448
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)..........................            0              0            0
Amount due from Enterprise Accumulation Trust...        5,270            338          154
Amount due from MONY America....................       30,697            323          113
Amount due from MONY Series Fund, Inc...........            0              0            0
                                                  -----------   -------------   ----------
        Total assets............................   25,246,040      1,732,105      831,715
                                                  -----------   -------------   ----------
                  LIABILITIES
Amount due to Enterprise Accumulation Trust.....       30,697            323          113
Amount due to MONY America......................        5,270            338          154
Amount due to MONY Series Fund, Inc.............            0              0            0
                                                  -----------   -------------   ----------
        Total liabilities.......................       35,967            661          267
                                                  -----------   -------------   ----------
Net assets......................................  $25,210,073    $ 1,731,444    $ 831,448
                                                   ==========   ============    ==========
Net assets consist of:
    Contractholders' net payments...............  $25,623,125    $ 1,864,972    $ 885,885
    Cost of insurance withdrawals (Note 3)......   (3,897,375)      (276,528)    (130,778)
    Undistributed net investment income.........      318,832         16,880       49,747
    Accumulated net realized gain (loss) on
      investments...............................      906,938         29,538          370
    Unrealized appreciation of investments......    2,258,553         96,582       26,224
                                                  -----------   -------------   ----------
Net assets......................................  $25,210,073    $ 1,731,444    $ 831,448
                                                   ==========   ============    ==========
Number of units outstanding*....................    1,532,486        128,820       66,709
                                                  -----------   -------------   ----------
Net asset value per unit outstanding*...........  $     16.45    $     13.44    $   12.46
                                                   ==========   ============    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                      VARIABLE LIFE
                                      -----------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   ------------   ----------   ----------   ----------
Dividend income.....................   $      0     $  1,204      $      0      $      0     $      0     $  4,359
Mortality and expense risk charges
  (Note 3)..........................      3,666        3,853         1,063           582        6,210          524
                                      ----------   ----------   ------------   ----------   ----------   ----------
Net investment income (loss)........     (3,666)      (2,649)       (1,063)         (582)      (6,210)       3,835
                                      ----------   ----------   ------------   ----------   ----------   ----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...............     93,619      102,327        28,266        17,665      140,885       22,914
  Cost of shares sold...............     70,648       66,846        27,601        15,676      111,305       22,914
                                      ----------   ----------   ------------   ----------   ----------   ----------
Net realized gain on investments....     22,971       35,481           665         1,989       29,580            0
Net increase (decrease) in
  unrealized appreciation of
  investments.......................     92,373       80,163         5,698        (2,681)     110,202            0
                                      ----------   ----------   ------------   ----------   ----------   ----------
Net realized and unrealized gain
  (loss) on investments.............    115,344      115,644         6,363          (692)     139,782            0
                                      ----------   ----------   ------------   ----------   ----------   ----------
Net increase (decrease) in net
  assets resulting from
  operations........................   $111,678     $112,995      $  5,300      $ (1,274)    $133,572     $  3,835
                                       ========     ========     =========      ========     ========     ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                     VARIABLE UNIVERSAL LIFE
                                -------------------------------------------------------------------------------------------------
                                INTERMEDIATE    LONG TERM     GOVERNMENT       MONEY
                                 TERM BOND         BOND       SECURITIES      MARKET         EQUITY      SMALL CAP      MANAGED
                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                ------------    ----------    ----------    -----------    ----------    ----------    ----------
Dividend income..............     $      0       $      0      $      0     $   101,677    $   66,222     $ 39,244     $  243,882
Mortality and expense risk
  charges (Note 3)...........          404          3,193         1,630          15,263        20,028       10,291        109,123
                                ------------    ----------    ----------    -----------    ----------    ----------    ----------
Net investment income
  (loss).....................         (404)        (3,193)       (1,630)         86,414        46,194       28,953        134,759
                                ------------    ----------    ----------    -----------    ----------    ----------    ----------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales........       38,393        159,811        53,965      15,827,331     1,265,465      634,803      6,072,015
  Cost of shares sold........       39,108        159,016        53,059      15,827,331     1,090,608      604,229      5,288,349
                                ------------    ----------    ----------    -----------    ----------    ----------    ----------
Net realized gain (loss) on
  investments................         (715)           795           906               0       174,857       30,574        783,666
Net increase in unrealized
  appreciation of
  investments................        3,148         13,609         7,805               0       357,881       78,392      2,166,435
                                ------------    ----------    ----------    -----------    ----------    ----------    ----------
Net realized and unrealized
  gain on investments........        2,433         14,404         8,711               0       532,738      108,966      2,950,101
                                ------------    ----------    ----------    -----------    ----------    ----------    ----------
Net increase in net assets
  resulting from
  operations.................     $  2,029       $ 11,211      $  7,081     $    86,414    $  578,932     $137,919     $3,084,860
                                 =========       ========     =========      ==========     =========     ========      =========


                               INTERNATIONAL    HIGH YIELD
                                  GROWTH           BOND
                                SUBACCOUNT      SUBACCOUNT
                               -------------    ----------
Dividend income..............    $   6,221       $ 46,366
Mortality and expense risk
  charges (Note 3)...........        7,279          4,020
                               -------------    ----------
Net investment income
  (loss).....................       (1,058)        42,346
                               -------------    ----------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales........      432,562        387,912
  Cost of shares sold........      409,190        387,732
                               -------------    ----------
Net realized gain (loss) on
  investments................       23,372            180
Net increase in unrealized
  appreciation of
  investments................       96,691         25,863
                               -------------    ----------
Net realized and unrealized
  gain on investments........      120,063         26,043
                               -------------    ----------
Net increase in net assets
  resulting from
  operations.................    $ 119,005       $ 68,389
                                 =========       ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                      VARIABLE LIFE
                                                           --------------------------------------------------------------------
                                                              EQUITY GROWTH           EQUITY INCOME         INTERMEDIATE TERM
                                                                SUBACCOUNT              SUBACCOUNT           BOND SUBACCOUNT
                                                           --------------------    --------------------    --------------------
                                                             1996        1995        1996        1995        1996        1995
                                                           --------    --------    --------    --------    --------    --------

From operations:
 Net investment income (loss)...........................   $ (3,666)   $ 33,459    $ (2,649)   $ 27,822    $ (1,063)   $  9,165
 Net realized gain on investments.......................     22,971      30,308      35,481      39,090         665       2,059
 Net increase (decrease) in unrealized appreciation of
   investments..........................................     92,373      57,362      80,163      88,922       5,698      11,732
                                                           --------    --------    --------    --------    --------    --------
Net increase (decrease) in net assets resulting from
 operations.............................................    111,678     121,129     112,995     155,834       5,300      22,956
                                                           --------    --------    --------    --------    --------    --------
From unit transactions:
 Net proceeds from the issuance of units................     46,370     246,538      38,780      56,024      12,039      13,113
 Net asset value of units redeemed or used to meet
   contract obligations.................................    (75,563)   (164,237)    (90,508)   (132,231)    (23,076)    (23,804)
                                                           --------    --------    --------    --------    --------    --------
Net increase (decrease) from unit transactions..........    (29,193)     82,301     (51,728)    (76,207)    (11,037)    (10,691)
                                                           --------    --------    --------    --------    --------    --------
Net increase (decrease) in net assets...................     82,485     203,430      61,267      79,627      (5,737)     12,265
Net assets beginning of year............................    551,041     347,611     605,183     525,556     182,778     170,513
                                                           --------    --------    --------    --------    --------    --------
Net assets end of year*.................................   $633,526    $551,041    $666,450    $605,183    $177,041    $182,778
                                                           ========    ========    ========    ========    ========    ========
Units outstanding beginning of year.....................     15,643      12,809      16,377      18,826       8,556       9,112
Units issued during the year............................      1,232       8,221       1,004       1,763         562         652
Units redeemed during the year..........................     (1,917)     (5,387)     (2,232)     (4,212)     (1,077)     (1,208)
                                                           --------    --------    --------    --------    --------    --------
Units outstanding end of year...........................     14,958      15,643      15,149      16,377       8,041       8,556
                                                           ========    ========    ========    ========    ========    ========

---------------
*Includes undistributed net investment income of:          $114,981    $118,647    $251,131    $253,780    $154,460    $155,523


                                                               LONG TERM               DIVERSIFIED             MONEY MARKET
                                                            BOND SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                                          --------------------    ----------------------    -------------------

                                                            1996        1995         1996         1995       1996        1995

                                                          --------    --------    ----------    --------    -------    --------

From operations:
 Net investment income (loss)...........................  $   (582)   $  5,101    $   (6,210)   $ 46,804    $ 3,835    $  5,662
 Net realized gain on investments.......................     1,989       5,208        29,580      35,442          0           0
 Net increase (decrease) in unrealized appreciation of
   investments..........................................    (2,681)     16,634       110,202     125,651          0           0
                                                          --------    --------      --------    --------    --------   --------
Net increase (decrease) in net assets resulting from
 operations.............................................    (1,274)     26,943       133,572     207,897      3,835       5,662
                                                          --------    --------      --------    --------    --------   --------
From unit transactions:
 Net proceeds from the issuance of units................     5,926       7,195        85,626      90,610      9,558     137,395
 Net asset value of units redeemed or used to meet
   contract obligations.................................   (15,517)    (29,360)     (124,946)   (145,580)   (18,398)   (235,050)
                                                          --------    --------      --------    --------    --------   --------
Net increase (decrease) from unit transactions..........    (9,591)    (22,165)      (39,320)    (54,970)    (8,840)    (97,655)
                                                          --------    --------      --------    --------    --------   --------
Net increase (decrease) in net assets...................   (10,865)      4,778        94,252     152,927     (5,005)    (91,993)
Net assets beginning of year............................   106,118     101,340       989,489     836,562     90,294     182,287
                                                          --------    --------      --------    --------    --------   --------
Net assets end of year*.................................  $ 95,253    $106,118    $1,083,741    $989,489    $85,289    $ 90,294
                                                          ========    ========      ========    ========    ========   ========
Units outstanding beginning of year.....................     3,869       4,777        35,607      37,807      5,499      11,659
Units issued during the year............................       226         296         2,942       3,647        570       8,586
Units redeemed during the year..........................      (591)     (1,204)       (4,270)     (5,847)    (1,099)    (14,746)
                                                          --------    --------      --------    --------    --------   --------
Units outstanding end of year...........................     3,504       3,869        34,279      35,607      4,970       5,499
                                                          ========    ========      ========    ========    ========   ========
---------------
*Includes undistributed net investment income of:         $ 94,948    $ 95,530    $  455,761    $461,971    $73,487    $ 69,652

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       VARIABLE UNIVERSAL LIFE
                                    ----------------------------------------------------------------------------------------------
                                          INTERMEDIATE TERM                   LONG TERM                       GOVERNMENT
                                                 BOND                            BOND                         SECURITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------  ------------------------------  ------------------------------
                                                   FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                    FOR THE YEAR  APRIL 20, 1995**  FOR THE YEAR  MARCH 31, 1995**  FOR THE YEAR  MARCH 20, 1995**
                                       ENDED          THROUGH          ENDED          THROUGH          ENDED          THROUGH
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        1996            1995            1996            1995            1996            1995
                                    ------------  ----------------  ------------  ----------------  ------------  ----------------
From operations:
  Net investment income (loss).....   $   (404)       $  1,414        $ (3,193)       $ 13,958        $ (1,630)       $  5,094
  Net realized gain (loss) on
    investments....................       (715)            374             795           1,166             906             133
  Net increase (decrease) in
    unrealized appreciation of
    investments....................      3,148            (915)         13,609           8,277           7,805            (708)
                                    ------------      --------      ------------  ----------------  ------------  ----------------
Net increase in net assets
  resulting from operations........      2,029             873          11,211          23,401           7,081           4,519
                                    ------------      --------      ------------  ----------------  ------------  ----------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     82,991          29,827         425,430         254,605         149,977         171,901
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (20,916)         (3,980)        (91,922)         (8,194)        (35,779)         (5,042)
                                    ------------      --------      ------------  ----------------  ------------  ----------------
Net increase from unit
  transactions.....................     62,075          25,847         333,508         246,411         114,198         166,859
                                    ------------      --------      ------------  ----------------  ------------  ----------------
Net increase in net assets.........     64,104          26,720         344,719         269,812         121,279         171,378
Net assets beginning of period.....     26,720               0         269,812               0         171,378               0
                                    ------------      --------      ------------  ----------------  ------------  ----------------
Net assets end of period*..........   $ 90,824        $ 26,720        $614,531        $269,812        $292,657        $171,378
                                    ============  ===============   ============  ================  ============  ================
Units outstanding beginning of
  period...........................      2,464               0          22,127               0          15,959               0
Units issued during the period.....      7,592           2,838          36,743          22,925          13,851          16,439
Units redeemed during the period...     (1,918)           (374)         (7,960)           (798)         (3,312)           (480)
                                    ------------      --------      ------------  ----------------  ------------  ----------------
Units outstanding end of period....      8,138           2,464          50,910          22,127          26,498          15,959
                                    ============  ===============   ============  ================  ============  ================
---------------
 *Includes undistributed net
  investment income of:               $  1,010        $  1,414        $ 10,765        $ 13,958        $  3,464        $  5,094
**Commencement of operations.

                                                   MONEY
                                                  MARKET
                                                SUBACCOUNT
                                     ---------------------------------
                                                     FOR THE PERIOD
                                     FOR THE YEAR  FEBRUARY 17, 1995**
                                        ENDED            THROUGH
                                     DECEMBER 31,     DECEMBER 31,
                                         1996             1995
                                     ------------  -------------------
From operations:
  Net investment income (loss).....  $     86,414      $    20,376
  Net realized gain (loss) on
    investments....................             0                0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................             0                0
                                     ------------  -------------------
Net increase in net assets
  resulting from operations........        86,414           20,376
                                     ------------  -------------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    15,675,163        8,289,772
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (13,113,154)      (6,609,331)
                                     ------------  -------------------
Net increase from unit
  transactions.....................     2,562,009        1,680,441
                                     ------------  -------------------
Net increase in net assets.........     2,648,423        1,700,817
Net assets beginning of period.....     1,700,817                0
                                     ------------  -------------------
Net assets end of period*..........  $  4,349,240      $ 1,700,817
                                     ============  ==================
Units outstanding beginning of
  period...........................       163,465                0
Units issued during the period.....     1,469,700          807,565
Units redeemed during the period...    (1,232,600)        (644,100)
                                     ------------  -------------------
Units outstanding end of period....       400,565          163,465
                                     ============  ==================
---------------
 *Includes undistributed net
  investment income of:              $    106,790      $    20,376
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 VARIABLE UNIVERSAL LIFE (CONTINUED)
                                              --------------------------------------------------------------------------
                                                                                                              MANAGED
                                                    EQUITY SUBACCOUNT            SMALL CAP SUBACCOUNT        SUBACCOUNT
                                              -----------------------------  -----------------------------  ------------
                                                            FOR THE PERIOD                 FOR THE PERIOD
                                              FOR THE YEAR  MARCH 8, 1995**  FOR THE YEAR  MARCH 9, 1995**  FOR THE YEAR
                                                 ENDED          THROUGH         ENDED          THROUGH         ENDED
                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                  1996           1995            1996           1995            1996
                                              ------------  ---------------  ------------  ---------------  ------------
From operations:
 Net investment income (loss)................  $   46,194     $    25,168     $   28,953      $  16,433     $   134,759
 Net realized gain on investments............     174,857          23,391         30,574          9,760         783,666
 Net increase (decrease) in unrealized
   appreciation of investments...............     357,881          23,213         78,392         (4,063)      2,166,435
                                               ----------      ----------     ----------       --------     -----------
Net increase in net assets resulting from
 operations..................................     578,932          71,772        137,919         22,130       3,084,860
                                               ----------      ----------     ----------       --------     -----------
From unit transactions:
 Net proceeds from the issuance of units.....   4,459,200       1,073,215      2,152,749        662,265      20,620,582
 Net asset value of units redeemed or used to
   meet contract obligations.................    (952,864)       (100,511)      (454,428)       (83,568)     (4,735,332)
                                               ----------      ----------     ----------       --------     -----------
Net increase from unit transactions..........   3,506,336         972,704      1,698,321        578,697      15,885,250
                                               ----------      ----------     ----------       --------     -----------
Net increase in net assets...................   4,085,268       1,044,476      1,836,240        600,827      18,970,110
Net assets beginning of period...............   1,044,476               0        600,827              0       6,239,963
                                               ----------      ----------     ----------       --------     -----------
Net assets end of period*....................  $5,129,744     $ 1,044,476     $2,437,067      $ 600,827     $25,210,073
                                               ==========      ==========     ==========       ========     ===========
Units outstanding beginning of period........      80,766               0         52,194              0         465,095
Units issued during the period...............     303,412          88,980        176,984         59,708       1,382,408
Units redeemed during the period.............     (65,176)         (8,214)       (37,435)        (7,514)       (315,017)
                                               ----------      ----------     ----------       --------     -----------
Units outstanding end of period..............     319,002          80,766        191,743         52,194       1,532,486
                                               ==========      ==========     ==========       ========     ===========
---------------
 *Includes undistributed net investment
 income of:..................................  $   71,362     $    25,168     $   45,386      $  16,433     $   318,832
**Commencement of operations.

                                                                        INTERNATIONAL                    HIGH YIELD
                                                                           GROWTH                           BOND
                                                                         SUBACCOUNT                      SUBACCOUNT
                                                                -----------------------------  ------------------------------
                                               FOR THE PERIOD                 FOR THE PERIOD                  FOR THE PERIOD
                                               MARCH 8, 1995**  FOR THE YEAR  MARCH 8, 1995**  FOR THE YEAR  MARCH 20, 1995**
                                                   THROUGH         ENDED          THROUGH         ENDED          THROUGH
                                                DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    1995            1996           1995            1996            1995
                                               ---------------  ------------  ---------------  ------------  ----------------
From operations:
 Net investment income (loss)................    $   184,073     $   (1,058)     $  17,938       $ 42,346        $  7,401
 Net realized gain on investments............        123,272         23,372          6,166            180             190
 Net increase (decrease) in unrealized
   appreciation of investments...............         92,118         96,691           (109)        25,863             361
                                                  ----------       --------       --------       --------        --------
Net increase in net assets resulting from
 operations..................................        399,463        119,005         23,995         68,389           7,952
                                                  ----------       --------       --------       --------        --------
From unit transactions:
 Net proceeds from the issuance of units.....      6,530,478      1,524,746        394,240        535,643         367,392
 Net asset value of units redeemed or used to
   meet contract obligations.................       (689,978)      (291,724)       (38,818)      (125,293)        (22,635)
                                                  ----------       --------       --------       --------        --------
Net increase from unit transactions..........      5,840,500      1,233,022        355,422        410,350         344,757
                                                  ----------       --------       --------       --------        --------
Net increase in net assets...................      6,239,963      1,352,027        379,417        478,739         352,709
Net assets beginning of period...............              0        379,417              0        352,709               0
                                                  ----------       --------       --------       --------        --------
Net assets end of period*....................    $ 6,239,963     $1,731,444      $ 379,417       $831,448        $352,709
                                                  ==========       ========       ========       ========        ========
Units outstanding beginning of period........              0         31,566              0         31,730               0
Units issued during the period...............        519,384        120,205         34,979         45,756          33,810
Units redeemed during the period.............        (54,289)       (22,951)        (3,413)       (10,777)         (2,080)
                                                  ----------       --------       --------       --------        --------
Units outstanding end of period..............        465,095        128,820         31,566         66,709          31,730
                                                  ==========       ========       ========       ========        ========
---------------
 *Includes undistributed net investment
 income of:..................................    $   184,073     $   16,880      $  17,938       $ 49,747        $  7,401
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Variable Life Insurance and Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently fifteen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 66 to 98 and 100 to 133, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1996 aggregated $5,429,287.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1996 consist of the following:

                                                             MONY SERIES FUND, INC.
                                   --------------------------------------------------------------------------
                                    EQUITY     EQUITY    INTERMEDIATE   LONG TERM                    MONEY
                                    GROWTH     INCOME     TERM BOND       BOND      DIVERSIFIED     MARKET
                                   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                   --------   --------   ------------   ---------   -----------   -----------
Shares beginning of year:
  Shares.........................    21,945     30,861       17,293        8,239         62,944        90,294
  Amount.........................  $493,463   $499,432     $180,391     $ 95,586     $  854,895    $   90,294
                                   --------   --------     --------      -------       --------       -------
Shares acquired:
  Shares.........................     2,219      2,202        1,526          607          5,732        13,550
  Amount.........................  $ 60,760   $ 46,746     $ 16,166     $  7,492     $   95,355    $   13,550
Shares received for reinvestment
  of dividends:
  Shares.........................         0         58            0            0              0         4,359
  Amount.........................  $      0   $  1,204     $      0     $      0     $        0    $    4,359
Shares redeemed:
  Shares.........................    (3,304)    (4,689)      (2,666)      (1,428)        (8,436)      (22,914)
  Amount.........................  $(70,648)  $(66,846)    $(27,601)    $(15,676)    $ (111,305)   $  (22,914)
                                   --------   --------     --------      -------       --------       -------
Net change:
  Shares.........................    (1,085)    (2,429)      (1,140)        (821)        (2,704)       (5,005)
  Amount.........................  $ (9,888)  $(18,896)    $(11,435)    $ (8,184)    $  (15,950)   $   (5,005)
                                   --------   --------     --------      -------       --------       -------
Shares end of year:
  Shares.........................    20,860     28,432       16,153        7,418         60,240        85,289
  Amount.........................  $483,575   $480,536     $168,956     $ 87,402     $  838,945    $   85,289
                                   ========   ========     ========      =======       ========       =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1996 consist of the following:

                                                                                   ENTERPRISE ACCUMULATION TRUST
                            MONY SERIES FUND, INC.                ---------------------------------------------------------------
               -------------------------------------------------                                                          HIGH
               INTERMEDIATE  LONG TERM  GOVERNMENT     MONEY                                             INTERNATIONAL    YIELD
                TERM BOND      BOND     SECURITIES     MARKET       EQUITY      SMALL CAP     MANAGED       GROWTH        BOND
                PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
               ------------  ---------  ----------  ------------  -----------   ----------  -----------  -------------  ---------
Shares
  beginning of
  year:
  Shares......      2,528       20,948     16,786      1,700,817       44,731       32,512      222,380        70,393      66,424
  Amount......   $ 27,635    $ 261,535   $172,086   $  1,700,817  $ 1,021,263   $  604,890  $ 6,147,845   $   379,526   $ 352,348
                  -------     --------   --------     ----------   ----------   ----------  -----------    ----------    --------
Shares
  acquired:
  Shares......      9,370       39,960     16,103     18,374,077      178,410      118,551      697,438       290,568      95,894
  Amount......   $100,064    $ 490,126   $166,533   $ 18,374,077  $ 4,751,773   $2,322,833  $21,848,142   $ 1,658,305   $ 794,242
Shares
  received for
  reinvestment
  of
  dividends:
  Shares......          0            0          0        101,677        2,295        1,941        7,108         1,028      61,650
  Amount......   $      0    $       0   $      0   $    101,677  $    66,222   $   39,244  $   243,882   $     6,221   $  46,366
Shares
  redeemed:
  Shares......     (3,611)     (13,047)    (5,228)   (15,827,331)     (47,690)     (32,477)    (192,152)      (75,800)    (73,070)
  Amount......   $(39,108)   $(159,016)  $(53,059)  $(15,827,331) $(1,090,608)  $ (604,229) $(5,288,349)  $  (409,190)  $(387,732)
                  -------     --------   --------     ----------   ----------   ----------  -----------    ----------    --------
Net change:
  Shares......      5,759       26,913     10,875      2,648,423      133,015       88,015      512,394       215,796      84,474
  Amount......   $ 60,956    $ 331,110   $113,474   $  2,648,423  $ 3,727,387   $1,757,848  $16,803,675   $ 1,255,336   $ 452,876
                  -------     --------   --------     ----------   ----------   ----------  -----------    ----------    --------
Shares end of
  year:
  Shares......      8,287       47,861     27,661      4,349,240      177,746      120,527      734,774       286,189     150,898
  Amount......   $ 88,591    $ 592,645   $285,560   $  4,349,240  $ 4,748,650   $2,362,738  $22,951,520   $ 1,634,862   $ 805,224
                  =======     ========   ========     ==========   ==========   ==========  ===========    ==========    ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts) as of December 31, 1996, for the Variable Life's Subaccounts, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and for the Variable Universal Life's Subaccounts, the related statements of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1996 and for the Intermediate Term Bond Subaccount for which the period is from April 20, 1995 (commencement of operations) to December 31, 1995, the Long Term Bond Subaccount for which the period is from March 31, 1995 (commencement of operations) to December 31, 1995, the Government Securities and High Yield Bond Subaccounts for which the period is from March 20, 1995 (commencement of operations) to December 31, 1995, the Money Market Subaccount for which the period is from February 17, 1995 (commencement of operations) to December 31, 1995, the Equity, Managed and International Growth Subaccounts for which the period is from March 8, 1995 (commencement of operations) to December 31, 1995, and the Small Cap Subaccount for which the period is from March 9, 1995 (commencement of operations) to December 31, 1995. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                   COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                          VARIABLE LIFE
                                           ----------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                  MONEY
                                             GROWTH       INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ------------   ---------   ----------   ----------
ASSETS
Investments at cost (Note 4).............   $ 46,373     $ 28,174      $  6,328     $ 12,297     $ 52,351     $ 30,763
                                            ========     ========     =========     ========     ========     ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)...............   $ 57,832     $ 33,085      $  6,650     $ 13,604     $ 65,817     $ 30,763
                                           ----------   ----------   ------------   ---------   ----------   ----------
Net assets...............................   $ 57,832     $ 33,085      $  6,650     $ 13,604     $ 65,817     $ 30,763
                                            ========     ========     =========     ========     ========     ========
Net assets consist of:
  Contractholders' net payments..........   $ 64,578     $ 41,372      $  8,760     $ 15,860     $ 64,834     $ 50,411
  Cost of insurance withdrawals (Note
     3)..................................    (46,613)     (28,308)      (12,304)     (34,667)     (33,530)     (43,532)
  Undistributed net investment income....      9,125        8,830         8,809       25,933       17,824       23,884
  Accumulated net realized gain on
     investments.........................     19,283        6,280         1,063        5,171        3,223            0
  Unrealized appreciation of
     investments.........................     11,459        4,911           322        1,307       13,466            0
                                           ----------   ----------   ------------   ---------   ----------   ----------
Net assets...............................   $ 57,832     $ 33,085      $  6,650     $ 13,604     $ 65,817     $ 30,763
                                            ========     ========     =========     ========     ========     ========
Number of units outstanding*.............      1,726          965           333          588        2,404        1,867
                                           ----------   ----------   ------------   ---------   ----------   ----------
Net asset value per unit outstanding*....   $  33.50     $  34.29      $  19.95     $  23.12     $  27.38     $  16.48
                                            ========     ========     =========     ========     ========     ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1996

                                                                 VARIABLE UNIVERSAL LIFE
                        ---------------------------------------------------------------------------------------------------------
                        INTERMEDIATE   LONG TERM     MONEY                                             INTERNATIONAL   HIGH YIELD
                         TERM BOND       BOND        MARKET       EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                         SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------   ---------   ----------   ----------   ----------   ----------   -------------   ----------
ASSETS
Investments at cost
  (Note 4)............     $   39       $12,147     $ 66,931     $ 54,857     $ 16,744     $129,659       $14,299        $  368
                        ==========     =========   =========    =========    =========    =========    ==========      =========
Investments in
  Enterprise
  Accumulation Trust
  at net asset value
  (Note 2)............     $    0       $     0     $      0     $ 54,160     $ 16,754     $127,156       $14,460        $  369
Investments in MONY
  Series Fund, Inc. at
  net asset value
  (Note 2)............         39        12,082       66,931            0            0            0             0             0
Amount due from
  MONY................          0             0        3,362            0            0            0             0             0
                            -----      ---------   ----------   ----------   ----------   ----------   -------------   ----------
    Total assets......         39        12,082       70,293       54,160       16,754      127,156        14,460           369
                            -----      ---------   ----------   ----------   ----------   ----------   -------------   ----------
LIABILITIES
Amount due to MONY
  Series Fund, Inc....          0             0        3,362            0            0            0             0             0
                            -----      ---------   ----------   ----------   ----------   ----------   -------------   ----------
Net assets............     $   39       $12,082     $ 66,931     $ 54,160     $ 16,754     $127,156       $14,460        $  369
                        ==========     =========   =========    =========    =========    =========    ==========      =========
Net assets consist of:
  Contractholders' net
    payments..........     $   43       $12,153     $ 66,876     $ 54,842     $ 16,647     $129,958       $14,259        $  392
  Cost of insurance
    withdrawals (Note
    3)................         (4)           (4)        (214)        (509)        (168)      (1,430)          (10)          (25)
  Undistributed/accumulated
    net investment
    income (loss).....          0            (2)         269          687          261        1,186            50             1
  Accumulated net
    realized gain
    (loss) on
    investments.......          0             0            0         (163)           4          (55)            0             0
  Unrealized
    appreciation
    (depreciation) of
    investments.......          0           (65)           0         (697)          10       (2,503)          161             1
                            -----      ---------   ----------   ----------   ----------   ----------   -------------   ----------
Net assets............     $   39       $12,082     $ 66,931     $ 54,160     $ 16,754     $127,156       $14,460        $  369
                        ==========     =========   =========    =========    =========    =========    ==========      =========
Number of units
  outstanding*........          4         1,217        6,655        5,358        1,611       11,951         1,439            37
                            -----      ---------   ----------   ----------   ----------   ----------   -------------   ----------
Net asset value per
  unit outstanding*...     $ 9.97       $  9.93     $  10.06     $  10.11     $  10.40     $  10.64       $ 10.05        $10.12
                        ==========     =========   =========    =========    =========    =========    ==========      =========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                          VARIABLE LIFE
                                           ----------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                  MONEY
                                             GROWTH       INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ------------   ---------   ----------   ----------
Dividend income..........................   $      0      $   56         $  0        $     0      $    0       $1,560
Mortality and expense risk charges (Note
  3).....................................        381         184           39             80         373          188
                                             -------      ------         ----         ------      ------       ------
Net investment income (loss).............       (381)       (128)         (39)           (80)       (373)       1,372
                                             -------      ------         ----         ------      ------       ------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales....................     21,454       8,390          518          1,065       3,611        2,473
  Cost of shares sold....................     15,257       6,539          499          1,032       2,559        2,473
                                             -------      ------         ----         ------      ------       ------
Net realized gain on investments.........      6,197       1,851           19             33       1,052            0
Net increase (decrease) in unrealized
  appreciation of investments............      6,121       3,722          218            (93)      7,350            0
                                             -------      ------         ----         ------      ------       ------
Net realized and unrealized gain (loss)
  on investments.........................     12,318       5,573          237            (60)      8,402            0
                                             -------      ------         ----         ------      ------       ------
Net increase (decrease) in net assets
  resulting from operations..............   $ 11,937      $5,445         $198        $  (140)     $8,029       $1,372
                                             =======      ======         ====         ======      ======       ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                    VARIABLE UNIVERSAL LIFE
                                        --------------------------------------------------------------------------------
                                           INTERMEDIATE          LONG TERM              MONEY
                                            TERM BOND               BOND               MARKET               EQUITY
                                            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                        ------------------   ------------------   -----------------   ------------------
                                          FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                        DECEMBER 6, 1996*    DECEMBER 6, 1996*    OCTOBER 17, 1996*   NOVEMBER 17, 1996*
                                             THROUGH              THROUGH              THROUGH             THROUGH
                                        DECEMBER 31, 1996    DECEMBER 31, 1996    DECEMBER 31, 1996   DECEMBER 31, 1996
                                        ------------------   ------------------   -----------------   ------------------
Dividend income.......................          $0                  $  0              $     316             $  697
Mortality and expense risk charges
 (Note 3).............................           0                     2                     47                 10
                                                 -
                                                                     ---                -------              -----
Net investment income.................           0                    (2)                   269                687
                                                 -
                                                                     ---                -------              -----
Realized and unrealized gain (loss) on
 investments (Note 2):
 Proceeds from sales..................           4                     6                160,767              8,515
 Cost of shares sold..................           4                     6                160,767              8,678
                                                 -
                                                                     ---                -------              -----
Net realized gain (loss) on
 investments..........................           0                     0                      0               (163)
Net increase (decrease) in unrealized
 appreciation of investments..........           0                   (65)                     0               (697)
                                                 -
                                                                     ---                -------              -----
Net realized and unrealized gain
 (loss) on investments................           0                   (65)                     0               (860)
                                                 -
                                                                     ---                -------              -----
Net increase (decrease) in net assets
 resulting from operations............          $0                  $(67)             $     269             $ (173)
                                        ===================  ===================  ==================  ===================


                                                                                    INTERMEDIATE         HIGH YIELD
                                            SMALL CAP             MANAGED              GROWTH               BOND
                                            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                        ------------------   -----------------   ------------------   -----------------
                                          FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD
                                        NOVEMBER 1, 1996*    OCTOBER 28, 1996*   NOVEMBER 21, 1996*   DECEMBER 6, 1996*
                                             THROUGH              THROUGH             THROUGH              THROUGH
                                        DECEMBER 31, 1996    DECEMBER 31, 1996   DECEMBER 31, 1996    DECEMBER 31, 1996
                                        ------------------   -----------------   ------------------   -----------------
Dividend income.......................         $264               $ 1,215               $ 52                 $ 1
Mortality and expense risk charges
 (Note 3).............................            3                    29                  2                   0
                                                ---                ------                ---                  --
Net investment income.................          261                 1,186                 50                   1
                                                ---                ------                ---                  --
Realized and unrealized gain (loss) on
 investments (Note 2):
 Proceeds from sales..................          548                 9,644                 13                  25
 Cost of shares sold..................          544                 9,699                 13                  25
                                                ---                ------                ---                  --
Net realized gain (loss) on
 investments..........................            4                   (55)                 0                   0
Net increase (decrease) in unrealized
 appreciation of investments..........           10                (2,503)               161                   1
                                                ---                ------                ---                  --
Net realized and unrealized gain
 (loss) on investments................           14                (2,558)               161                   1
                                                ---                ------                ---                  --
Net increase (decrease) in net assets
 resulting from operations............         $275               $(1,372)              $211                 $ 2
                                        ===================  ==================  ===================  ==================

---------------

* Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                       VARIABLE LIFE
                                                            -------------------------------------------------------------------
                                                                                                                         LONG
                                                                                                       INTERMEDIATE      TERM
                                                              EQUITY GROWTH        EQUITY INCOME           TERM          BOND
                                                                SUBACCOUNT           SUBACCOUNT       BOND SUBACCOUNT   SUBACCOUNT
                                                            ------------------   ------------------   ---------------   -------
                                                              1996      1995       1996      1995      1996     1995     1996
                                                            --------   -------   --------   -------   ------   ------   -------
From operations:
  Net investment income (loss)............................. $   (381)  $ 3,663   $   (128)  $ 1,419   $  (39)  $  327   $   (80)
  Net realized gain on investments.........................    6,197     1,900      1,851       358       19       17        33
  Net increase (decrease) in unrealized appreciation of
    investments............................................    6,121     5,010      3,722     2,181      218      454       (93)
                                                             -------   -------    -------   -------   ------   ------   -------
Net increase (decrease) in net assets resulting from
  operations...............................................   11,937    10,573      5,445     3,958      198      798      (140)
                                                             -------   -------    -------   -------   ------   ------   -------
From unit transactions:
  Net proceeds from the issuance of units..................    7,362    21,677      6,575    20,006      372      516       608
  Net asset value of units redeemed or used to meet
    contract obligations...................................  (20,999)   (9,320)    (8,207)   (6,980)    (432)    (418)     (985)
                                                             -------   -------    -------   -------   ------   ------   -------
Net increase (decrease) from unit transaction..............  (13,637)   12,357     (1,632)   13,026      (60)      98      (377)
                                                             -------   -------    -------   -------   ------   ------   -------
Net increase (decrease) in net assets......................   (1,700)   22,930      3,813    16,984      138      896      (517)
Net assets beginning of year...............................   59,532    36,602     29,272    12,288    6,512    5,616    14,121
                                                             -------   -------    -------   -------   ------   ------   -------
Net assets end of year*.................................... $ 57,832   $59,532   $ 33,085   $29,272   $6,650   $6,512   $13,604
                                                             =======   =======    =======   =======   ======   ======   =======
Units outstanding beginning of year........................    2,137     1,705      1,016       565      336      331       605
Units issued during the year...............................      241       815        213       735       19       28        28
Units redeemed during the year.............................     (652)     (383)      (264)     (284)     (22)     (23)      (45)
                                                             -------   -------    -------   -------   ------   ------   -------
Units outstanding end of year..............................    1,726     2,137        965     1,016      333      336       588
                                                             =======   =======    =======   =======   ======   ======   =======
---------------
*Includes undistributed net
 investment income of:                                      $  9,125   $ 9,506   $  8,830   $ 8,958   $8,809   $8,848   $25,933


                                                                           DIVERSIFIED        MONEY MARKET
                                                                           SUBACCOUNT          SUBACCOUNT
                                                                        -----------------   -----------------
                                                               1995      1996      1995      1996      1995
                                                             --------   -------   -------   -------   -------
                                                            <
From operations:
  Net investment income (loss).............................  $    474   $  (373)  $ 2,843   $ 1,372   $ 1,566
  Net realized gain on investments.........................     8,193     1,052       439         0         0
  Net increase (decrease) in unrealized appreciation of
    investments............................................     3,566     7,350     5,659         0         0
                                                              -------   -------   -------   -------   -------
Net increase (decrease) in net assets resulting from
  operations...............................................    12,233     8,029     8,941     1,372     1,566
                                                              -------   -------   -------   -------   -------
From unit transactions:
  Net proceeds from the issuance of units..................       739     2,620    17,167       184     1,811
  Net asset value of units redeemed or used to meet
    contract obligations...................................   (44,332)   (3,238)   (2,298)   (2,285)   (3,761)
                                                              -------   -------   -------   -------   -------
Net increase (decrease) from unit transaction..............   (43,593)     (618)   14,869    (2,101)   (1,950)
                                                              -------   -------   -------   -------   -------
Net increase (decrease) in net assets......................   (31,360)    7,411    23,810      (729)     (384)
Net assets beginning of year...............................    45,481    58,406    34,596    31,492    31,876
                                                              -------   -------   -------   -------   -------
Net assets end of year*....................................  $ 14,121   $65,817   $58,406   $30,763   $31,492
                                                              =======   =======   =======   =======   -------
Units outstanding beginning of year........................     2,521     2,427     1,805     1,997     2,123
Units issued during the year...............................        28       103       728        12       117
Units redeemed during the year.............................    (1,944)     (126)     (106)     (142)     (243)
                                                              -------   -------   -------   -------   -------
Units outstanding end of year..............................       605     2,404     2,427     1,867     1,997
                                                              =======   =======   =======   =======   =======
---------------
*Includes undistributed net
 investment income of:                                       $ 26,013   $17,824   $18,197   $23,884   $22,512

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        VARIABLE UNIVERSAL LIFE
                                                   -----------------------------------------------------------------
                                                    INTERMEDIATE
                                                        TERM          LONG TERM          MONEY
                                                        BOND             BOND            MARKET           EQUITY
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                   --------------   --------------   --------------   --------------
                                                   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                    DECEMBER 6,      DECEMBER 6,      OCTOBER 17,      NOVEMBER 17,
                                                   1996** THROUGH   1996** THROUGH   1996** THROUGH   1996** THROUGH
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        1996             1996             1996             1996
                                                   --------------   --------------   --------------   --------------
From operations:
  Net investment income...........................      $  0           $     (2)       $      269        $    687
  Net realized gains (losses) on investments......         0                  0                 0            (163)
  Net increase (decrease) in unrealized
    appreciation of investments...................         0                (65)                0            (697)
                                                         ---            -------      --------------       -------
Net increase (decrease) in net assets resulting
  from operations.................................         0                (67)              269            (173)
                                                         ---            -------      --------------       -------
From unit transactions:
  Net proceeds from the issuance of units.........        43             12,153           221,062          54,842
  Net asset value of units redeemed or used to
    meet contract obligations.....................        (4)                (4)         (154,400)           (509)
                                                         ---            -------      --------------       -------
Net increase from unit transactions...............        39             12,149            66,662          54,333
                                                         ---            -------      --------------       -------
Net increase in net assets........................        39             12,082            66,931          54,160
Net assets beginning of period....................         0                  0                 0               0
                                                         ---            -------      --------------       -------
Net assets end of period*.........................      $ 39           $ 12,082        $   66,931        $ 54,160
                                                   ============     ============     ============     ============
Units outstanding beginning of period.............         0                  0                 0               0
Units issued during the period....................         4              1,217            22,031           5,409
Units redeemed during the period..................         0                  0           (15,376)            (51)
                                                         ---            -------      --------------       -------
Units outstanding end of period...................         4              1,217             6,655           5,358
                                                   ============     ============     ============     ============
---------------
 *Includes undistributed/accumulated net
  investment income (loss) of:                          $  0           $     (2)       $      269        $    687
                                                   ============     ============     ============     ============
**Commencement of operations.

                                                                                      INTERNATIONAL      HIGH YIELD
                                                      SMALL CAP         MANAGED           GROWTH            BOND
                                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                    --------------   --------------   --------------   --------------
                                                    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                     NOVEMBER 1,      OCTOBER 28,      NOVEMBER 21,     DECEMBER 6,
                                                    1996** THROUGH   1996** THROUGH   1996** THROUGH   1996** THROUGH
                                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                         1996             1996             1996             1996
                                                    --------------   --------------   --------------   --------------
                                                   <
From operations:
  Net investment income...........................     $    261         $  1,186         $     50           $  1
  Net realized gains (losses) on investments......            4              (55)               0              0
  Net increase (decrease) in unrealized
    appreciation of investments...................           10           (2,503)             161              1
                                                        -------      --------------       -------          -----
Net increase (decrease) in net assets resulting
  from operations.................................          275           (1,372)             211              2
                                                        -------      --------------       -------          -----
From unit transactions:
  Net proceeds from the issuance of units.........       16,647          129,958           14,259            392
  Net asset value of units redeemed or used to
    meet contract obligations.....................         (168)          (1,430)             (10)           (25)
                                                        -------      --------------       -------          -----
Net increase from unit transactions...............       16,479          128,528           14,249            367
                                                        -------      --------------       -------          -----
Net increase in net assets........................       16,754          127,156           14,460            369
Net assets beginning of period....................            0                0                0              0
                                                        -------      --------------       -------          -----
Net assets end of period*.........................     $ 16,754         $127,156         $ 14,460           $369
                                                    ============     ============     ============     ============
Units outstanding beginning of period.............            0                0                0              0
Units issued during the period....................        1,628           12,086            1,440             39
Units redeemed during the period..................          (17)            (135)              (1)            (2)
                                                        -------      --------------       -------          -----
Units outstanding end of period...................        1,611           11,951            1,439             37
                                                    ============     ============     ============     ============
---------------
 *Includes undistributed/accumulated net
  investment income (loss) of:                         $    261         $  1,186         $     50           $  1
                                                    ============     ============     ============     ============
**Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY 's other assets and, at present, is used only to support Variable Life Insurance Policies and Variable Universal Life Insurance policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently fourteen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1996. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 66 to 98 and 100 to 133, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios of the Funds is stated at value which is the net asset value of the Funds. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1996 aggregated $17,099.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal Life Subaccounts) of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1996 consist of the following:

                                                                       MONY SERIES FUND, INC.
                                             --------------------------------------------------------------------------
                                              EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                              GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                             PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                             ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares...................................      2,371      1,493          616         1,096        3,715       31,492
  Amount...................................  $  54,194    $28,083       $6,408       $12,721      $52,290      $31,492
                                              --------    -------       ------       -------      -------      -------
Shares acquired:
  Shares...................................        269        311           39            49          158          184
  Amount...................................  $   7,436    $ 6,574       $  419       $   608      $ 2,620      $   184
Shares received for reinvestment of
  dividends:
  Shares...................................          0          3            0             0            0        1,560
  Amount...................................  $       0    $    56       $    0       $     0      $     0      $ 1,560
Shares redeemed:
  Shares...................................       (736)      (395)         (48)          (86)        (215)      (2,473)
  Amount...................................  $ (15,257)   $(6,539)      $ (499)      $(1,032)     $(2,559)     $(2,473)
                                              --------    -------       ------       -------      -------      -------
Net change:
  Shares...................................       (467)       (81)          (9)          (37)         (57)        (729)
  Amount...................................  $  (7,821)   $    91       $  (80)      $  (424)     $    61      $  (729)
                                              --------    -------       ------       -------      -------      -------
Shares end of year:
  Shares...................................      1,904      1,412          607         1,059        3,658       30,763
  Amount...................................  $  46,373    $28,174       $6,328       $12,297      $52,351      $30,763
                                              ========    =======       ======       =======      =======      =======

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1996 consist of the following:

                                   MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                            ------------------------------------   --------------------------------------------------------------
                            INTERMEDIATE   LONG TERM     MONEY                                         INTERNATIONAL   HIGH YIELD
                             TERM BOND       BOND       MARKET      EQUITY     SMALL CAP    MANAGED       GROWTH          BOND
                             PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                            ------------   ---------   ---------   ---------   ---------   ---------   -------------   ----------
Shares beginning of year:
  Shares..................         0              0            0          0           0            0            0            0
  Amount..................      $  0        $     0    $       0    $     0     $     0    $       0      $     0         $  0
                                 ---        -------    ---------    -------     -------     --------      -------         ----
Shares acquired:
  Shares..................         4            941      227,382      2,150         843        3,953        2,383           72
  Amount..................      $ 43        $12,153    $ 227,382    $62,838     $17,024    $ 138,143      $14,260         $392
Shares received for
  reinvestment of
  dividends:
  Shares..................         0              0          316         24          13           35            9            0
  Amount..................      $  0        $     0    $     316    $   697     $   264    $   1,215      $    52         $  1
Shares redeemed:
  Shares..................         0              0     (160,767)      (297)        (27)        (282)          (2)          (5)
  Amount..................      $ (4)       $    (6)   $(160,767)   $(8,678)    $  (544)   $  (9,699)     $   (13)        $(25)
                                 ---        -------    ---------    -------     -------     --------      -------         ----
Net change:
  Shares..................         4            941       66,931      1,877         829        3,706        2,390           67
  Amount..................      $ 39        $12,147    $  66,931    $54,857     $16,744    $ 129,659      $14,299         $368
                                 ---        -------    ---------    -------     -------     --------      -------         ----
Shares end of year:
  Shares..................         4            941       66,931      1,877         829        3,706        2,390           67
  Amount..................      $ 39        $12,147    $  66,931    $54,857     $16,744    $ 129,659      $14,299         $368
                                 ===        =======    =========    =======     =======     ========      =======         ====

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account L:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account L (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Money Market, Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts) as of December 31, 1996, for the Variable Life's Subaccounts, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and for the Variable Universal Life's Subaccounts, the related statements of operations and changes in net assets for the Intermediate Term Bond, Long Term Bond and High Yield Subaccounts for which the period is from December 6, 1996 (commencement of operations) to December 31, 1996, the Money Market Subaccount for which the period is from October 17, 1996 (commencement of operations) to December 31, 1996, the Equity Subaccount for which the period is from November 17, 1996 (commencement of operations) to December 31, 1996, the Small Cap Subaccount for which the period is from November 1, 1996 (commencement of operations) to December 31, 1996, the Managed Subaccount for which the period is from October 28, 1996 (commencement of operations) to December 31, 1996, and the International Growth Subaccount for which the period is from November 21, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account L as of December 31, 1996, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                     EQUITY        EQUITY      INTERMEDIATE                    MONEY
                                                     GROWTH        INCOME       TERM BOND      DIVERSIFIED     MARKET
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ----------    ------------    ----------    ----------
ASSETS
Investments at cost (Note 4)....................    $ 62,773      $ 77,997       $ 31,968       $ 79,837      $ 51,623
                                                    ========      ========        =======       ========       =======
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)..........................    $101,498      $ 93,781       $ 33,156       $115,390      $ 51,623
                                                    --------      --------        -------       --------       -------
  Net assets....................................    $101,498      $ 93,781       $ 33,156       $115,390      $ 51,623
                                                    --------      --------        -------       --------       -------
Net assets consist of:
  Contractholders' net payments.................    $ 24,889      $ (1,786)      $ 17,544       $ 33,265      $ 36,098
  Cost of insurance withdrawals (Note 3)........      (7,736)      (12,557)        (5,146)       (12,850)       (3,286)
  Undistributed net investment income...........      15,244        50,759         20,693         46,551        18,811
  Accumulated net realized gain (loss) on
     investments................................      30,376        41,581         (1,123)        12,871             0
  Unrealized appreciation of investments........      38,725        15,784          1,188         35,553             0
                                                    --------      --------        -------       --------       -------
Net assets......................................    $101,498      $ 93,781       $ 33,156       $115,390      $ 51,623
                                                    ========      ========        =======       ========       =======
Number of units outstanding*....................       3,027         2,978          1,802          4,388         3,391
                                                    --------      --------        -------       --------       -------
Net asset value per unit outstanding*...........    $  33.53      $  31.50       $  18.40       $  26.30      $  15.23
                                                    ========      ========        =======       ========       =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                           EQUITY        EQUITY      INTERMEDIATE    LONG TERM                    MONEY
                                           GROWTH        INCOME       TERM BOND        BOND       DIVERSIFIED     MARKET
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                         ----------    ----------    ------------    ---------    ----------    ----------
Dividend income.......................    $      0      $    159       $      0       $     0      $      0      $  2,712
Mortality and expense risk charges
  (Note 3)............................         795           839            305            69           925           461
                                           -------       -------        -------       -------       -------       -------
Net investment income (loss)..........        (795)         (680)          (305)          (69)         (925)        2,251
                                           -------       -------        -------       -------       -------       -------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................       1,154        81,541         11,873        47,933         2,019        12,445
  Cost of shares sold.................         480        55,431         12,306        50,557         1,438        12,445
                                           -------       -------        -------       -------       -------       -------
Net realized gain (loss) on
  investments.........................         674        26,110           (433)       (2,624)          581             0
Net increase in unrealized
  appreciation (depreciation) of
  investments.........................      17,009        (7,802)         1,495           218        14,096             0
                                           -------       -------        -------       -------       -------       -------
Net realized and unrealized gain
  (loss) on investments...............      17,683        18,308          1,062        (2,406)       14,677             0
                                           -------       -------        -------       -------       -------       -------
Net increase (decrease) in net assets
  resulting from operations...........    $ 16,888      $ 17,628       $    757       $(2,475)     $ 13,752      $  2,251
                                           =======       =======        =======       =======       =======       =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                              EQUITY GROWTH             EQUITY INCOME           INTERMEDIATE TERM
                                                                SUBACCOUNT               SUBACCOUNT              BOND SUBACCOUNT
                                                           --------------------     ---------------------     ---------------------
                                                             1996        1995         1996         1995         1996         1995
                                                           --------     -------     --------     --------     --------     --------
From operations:
 Net investment income (loss)..........................    $   (795)    $ 4,929     $   (680)    $  7,256     $   (305)    $  2,069
 Net realized gain (loss) on investments...............         674         927       26,110          809         (433)        (994)
 Net increase (decrease) in unrealized appreciation of
   investments.........................................      17,009      13,545       (7,802)      16,774        1,495        4,709
                                                           --------     -------     --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
 operations............................................      16,888      19,401       17,628       24,839          757        5,784
                                                           --------     -------     --------     --------     --------     --------
From unit transactions:
 Net proceeds from the issuance of units...............         244           0        1,110       59,567          273            0
 Net asset value of units redeemed or used to meet
   contract obligations................................        (353)     (1,063)     (80,678)      (2,500)     (11,607)     (28,812)
                                                           --------     -------     --------     --------     --------     --------
Net increase (decrease) from unit transactions.........        (109)     (1,063)     (79,568)      57,067      (11,334)     (28,812)
                                                           --------     -------     --------     --------     --------     --------
Net increase (decrease) in net assets..................      16,779      18,338      (61,940)      81,906      (10,577)     (23,028)
Net assets beginning of year...........................      84,719      66,381      155,721       73,815       43,733       66,761
                                                           --------     -------     --------     --------     --------     --------
Net assets end of year*................................    $101,498     $84,719     $ 93,781     $155,721     $ 33,156     $ 43,733
                                                           ========     =======     ========     ========     ========     ========
Units outstanding beginning of year....................       3,031       3,075        5,872        3,676        2,443        4,247
Units issued during the year...........................           8           0           41        2,308           14            0
Units redeemed during the year.........................         (12)        (44)      (2,935)        (112)        (655)      (1,804)
                                                           --------     -------     --------     --------     --------     --------
Units outstanding end of year..........................       3,027       3,031        2,978        5,872        1,802        2,443
                                                           ========     =======     ========     ========     ========     ========

---------------
*Includes undistributed net investment income of:......    $ 15,244     $16,039     $ 50,759     $ 51,439     $ 20,693     $ 20,998


                                                            LONG TERM BOND             DIVERSIFIED              MONEY MARKET
                                                              SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                         --------------------     ---------------------     ---------------------
                                                           1996        1995         1996         1995         1996         1995
                                                         --------     -------     --------     --------     --------     --------
From operations:
 Net investment income (loss)..........................  $    (69)    $ 2,569     $   (925)    $  4,617     $  2,251     $  2,896
 Net realized gain (loss) on investments...............    (2,624)         92          581          452            0            0
 Net increase (decrease) in unrealized appreciation of
   investments.........................................       218         375       14,096       15,714            0            0
                                                         --------     -------     --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
 operations............................................    (2,475)      3,036       13,752       20,783        2,251        2,896
                                                         --------     -------     --------     --------     --------     --------
From unit transactions:
 Net proceeds from the issuance of units...............     1,724      40,033          440          142          196            0
 Net asset value of units redeemed or used to meet
   contract obligations................................   (48,707)     (1,224)      (1,094)      (1,453)     (11,945)     (28,160)
                                                         --------     -------     --------     --------     --------     --------
Net increase (decrease) from unit transactions.........   (46,983)     38,809         (654)      (1,311)     (11,749)     (28,160)
                                                         --------     -------     --------     --------     --------     --------
Net increase (decrease) in net assets..................   (49,458)     41,845       13,098       19,472       (9,498)     (25,264)
Net assets beginning of year...........................    49,458       7,613      102,292       82,820       61,121       86,385
                                                         --------     -------     --------     --------     --------     --------
Net assets end of year*................................  $      0     $49,458     $115,390     $102,292     $ 51,623     $ 61,121
                                                         ========     =======     ========     ========     ========     ========
Units outstanding beginning of year....................     2,268         450        4,414        4,478        4,185        6,196
Units issued during the year...........................        42       1,883           19            8           16            0
Units redeemed during the year.........................    (2,310)        (65)         (45)         (72)        (810)      (2,011)
                                                         --------     -------     --------     --------     --------     --------
Units outstanding end of year..........................         0       2,268        4,388        4,414        3,391        4,185
                                                         ========     =======     ========     ========     ========     ========
---------------
*Includes undistributed net investment income of:......  $      0     $23,056     $ 18,811     $ 47,476     $ 18,811     $ 16,560

                                                See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts available within the Variable Account. One of the subaccounts has no assets and five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 66 to 98 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of the respective portfolios is stated at value which is the net asset value of the Fund. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1996 aggregated $1,546.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1996 consist of the following:

                                                     EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                                     GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                                    PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares..........................................     3,374       7,941         4,137        3,840        6,507       61,121
  Amount..........................................   $63,003    $132,135      $ 44,040     $ 49,676      $80,835     $ 61,121
                                                    ---------   ---------   ------------   ---------   -----------   ---------
Shares acquired:
  Shares..........................................         9          54            22           71           27          235
  Amount..........................................   $   250    $  1,134      $    234     $    881      $   440     $    235
Shares received for reinvestment of dividends:
  Shares..........................................         0           8             0            0            0        2,712
  Amount..........................................   $     0    $    159      $      0     $      0      $     0     $  2,712
Shares redeemed:
  Shares..........................................       (41)     (4,002)       (1,134)      (3,911)        (120)     (12,445)
  Amount..........................................   $  (480)   $(55,431)     $(12,306)    $(50,557)     $(1,438)    $(12,445)
                                                    ---------   ---------   ------------   ---------   -----------   ---------
Net change:
  Shares..........................................       (32)     (3,940)       (1,112)      (3,840)         (93)      (9,498)
  Amount..........................................   $  (230)   $(54,138)     $(12,072)    $(49,676)     $  (998)    $ (9,498)
                                                    ---------   ---------   ------------   ---------   -----------   ---------
Shares end of year:
  Shares..........................................     3,342       4,001         3,025            0        6,414       51,623
  Amount..........................................   $62,773    $ 77,997      $ 31,968     $      0      $79,837     $ 51,623
                                                    ========    ========    ===========    ==========  =========     ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account S:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account S (comprising, respectively, the Equity Growth, Equity Income, Intermediate Term Bond, Diversified and Money Market Subaccounts) as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. We have also audited the statement of operations of the Long Term Bond Subaccount for the year ended December 31, 1996 and its related statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account S as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                          EQUITY
                                                                          INCOME       DIVERSIFIED
                                                                        SUBACCOUNT     SUBACCOUNT
                                                                        ----------     ----------
                                ASSETS
Investments at cost (Note 4)..........................................   $ 28,336      $   51,151
                                                                          =======       =========
Investments in MONY Series Fund, Inc. at net asset value (Note 2).....   $ 45,398      $   68,849
                                                                          -------       ---------
Net assets............................................................   $ 45,398      $   68,849
                                                                          =======       =========
Net assets consist of:
  Contractholders' net payments.......................................   $ 16,607      $ (141,610)
  Cost of insurance withdrawals (Note 3)..............................     (1,862)        (65,762)
  Undistributed net investment income.................................     11,032         145,387
  Accumulated net realized gains on investments.......................      2,559         113,136
  Unrealized appreciation of investments..............................     17,062          17,698
                                                                          -------       ---------
Net assets............................................................   $ 45,398      $   68,849
                                                                          =======       =========
Number of units outstanding*..........................................      1,526           2,800
                                                                          -------       ---------
Net asset value per unit outstanding*.................................   $  29.75      $    24.59
                                                                          =======       =========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                          EQUITY
                                                                          INCOME       DIVERSIFIED
                                                                        SUBACCOUNT     SUBACCOUNT
                                                                        ----------     ----------
Dividend income.......................................................    $   77         $    0
Mortality and expense risk charges (Note 3)...........................       353            552
                                                                          ------         ------
Net investment loss...................................................      (276)          (552)
                                                                          ------         ------
Realized and unrealized gains on investments (Note 2):
  Proceeds from sales.................................................       560          1,079
  Cost of shares sold.................................................       353            811
                                                                          ------         ------
Net realized gains on investments.....................................       207            268
Net increase in unrealized appreciation of investments................     7,258          8,492
                                                                          ------         ------
Net realized and unrealized gains on investments......................     7,465          8,760
                                                                          ------         ------
Net increase in net assets resulting from operations..................    $7,189         $8,208
                                                                          ======         ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                      EQUITY INCOME                    DIVERSIFIED
                                                        SUBACCOUNT                      SUBACCOUNT
                                               ----------------------------    ----------------------------
                                                   1996            1995            1996            1995
                                               ------------    ------------    ------------    ------------
From operations:
  Net investment income (loss)..............     $   (276)       $  1,692        $   (552)       $  2,761
  Net realized gains on investments.........          207             142             268             168
  Net increase in unrealized appreciation of
     investments............................        7,258           7,523           8,492           9,476
                                                  -------         -------        --------        --------
Net increase in net assets resulting from
  operations................................        7,189           9,357           8,208          12,405
                                                  -------         -------        --------        --------
From unit transactions:
  Net proceeds from the issuance of units...            0               0               0               0
  Net asset value of units redeemed or used
     to meet contract obligations...........         (207)           (265)           (527)           (564)
                                                  -------         -------        --------        --------
Net decrease from unit transactions.........         (207)           (265)           (527)           (564)
                                                  -------         -------        --------        --------
Net increase in net assets..................        6,982           9,092           7,681          11,841
Net assets beginning of year................       38,416          29,324          61,168          49,327
                                                  -------         -------        --------        --------
Net assets end of year*.....................     $ 45,398        $ 38,416        $ 68,849        $ 61,168
                                                  =======         =======        ========        ========
Units outstanding beginning of year.........        1,533           1,546           2,823           2,852
Units issued during the year................            0               0               0               0
Units redeemed during the year..............           (7)            (13)            (23)            (29)
                                                  -------         -------        --------        --------
Units outstanding end of year...............        1,526           1,533           2,800           2,823
                                                  =======         =======        ========        ========

---------------
*Includes undistributed net investment
  income of:................................     $ 11,032        $ 11,308        $145,387        $145,939

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts available within the Variable Account. Four of the subaccounts have no assets and two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 66 to 98 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the Fund. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account. Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1996 aggregated $602.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1996 consist of the following:

                                                                           EQUITY
                                                                           INCOME       DIVERSIFIED
                                                                          PORTFOLIO      PORTFOLIO
                                                                          ---------     -----------
Shares beginning of year:
  Shares...............................................................       1,959         3,891
  Amount...............................................................    $ 28,612       $51,962
                                                                          ---------     -----------
Shares acquired:
  Shares...............................................................           0             0
  Amount...............................................................    $      0       $     0
Shares received for reinvestment of dividends:
  Shares...............................................................           3             0
  Amount...............................................................    $     77       $     0
Shares redeemed:
  Shares...............................................................         (26)          (64)
  Amount...............................................................    $   (353)      $  (811)
                                                                          ---------     -----------
Net change:
  Shares...............................................................         (23)          (64)
  Amount...............................................................    $   (276)      $  (811)
                                                                          ---------     -----------
Shares end of year:
  Shares...............................................................       1,936         3,827
  Amount...............................................................    $ 28,336       $51,151
                                                                            =======      ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account S:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account S (comprising, respectively, the Equity Income and Diversified Subaccounts) as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account S as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                       MONY SERIES FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY       GOVERNMENT
                                     GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   -----------   ----------   ------------   -----------
             ASSETS
Investments at cost (Note 4).....  $ 827,651    $ 893,812    $31,870,045    $47,687,932   $1,420,468   $120,638,664   $13,926,074
                                   ==========   ==========   ===========    ===========   ==========   ============   ===========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2).............................  $1,114,506   $1,273,654   $33,263,991    $51,032,203   $1,866,918   $120,638,664   $14,282,771
Amount due from MONY America.....          0            0         16,433          1,967           0         843,431          619
Amount due from MONY Series Fund,
  Inc. ..........................          6            0         12,442         12,857          24         181,780          681
                                   ----------   ----------   -----------    -----------   ----------   ------------   -----------
        Total assets.............  1,114,512    1,273,654     33,292,866     51,047,027   1,866,942     121,663,875   14,284,071
                                   ----------   ----------   -----------    -----------   ----------   ------------   -----------
           LIABILITIES
Amount due to MONY America.......          6            0         12,442         12,857          24         181,780          681
Amount due to MONY Series Fund,
  Inc. ..........................          0            0         16,433          1,967           0         843,431          619
                                   ----------   ----------   -----------    -----------   ----------   ------------   -----------
        Total liabilities........          6            0         28,875         14,824          24       1,025,211        1,300
                                   ----------   ----------   -----------    -----------   ----------   ------------   -----------
Net assets.......................  $1,114,506   $1,273,654   $33,263,991    $51,032,203   $1,866,918   $120,638,664   $14,282,771
                                   ==========   ==========   ===========    ===========   ==========   ============   ===========
Net assets consist of:
  Contractholders' net
    payments.....................  $ 235,003    $ 239,406    $27,772,751    $39,582,879   $ 528,725    $109,770,616   $13,680,832
  Undistributed net investment
    income.......................    139,622      388,516      4,544,173      8,542,345     607,906      10,868,048       59,807
  Accumulated net realized gain
    (loss) on investments........    453,026      265,890       (446,879)      (437,292)    283,837               0      185,435
  Unrealized appreciation of
    investments..................    286,855      379,842      1,393,946      3,344,271     446,450               0      356,697
                                   ----------   ----------   -----------    -----------   ----------   ------------   -----------
Net assets.......................  $1,114,506   $1,273,654   $33,263,991    $51,032,203   $1,866,918   $120,638,664   $14,282,771
                                   ==========   ==========   ===========    ===========   ==========   ============   ===========
Number of units outstanding*.....     36,033       43,089      1,916,050      2,506,531      76,353       8,278,977    1,269,214
                                   ----------   ----------   -----------    -----------   ----------   ------------   -----------
Net asset value per unit
  outstanding*...................  $   30.93    $   29.56    $     17.36    $     20.36   $   24.45    $      14.57   $    11.25
                                   ==========   ==========   ===========    ===========   ==========   ============   ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1996

                                                           ENTERPRISE ACCUMULATION TRUST
                                    ----------------------------------------------------------------------------
                                                                                   INTERNATIONAL    HIGH YIELD
                                       EQUITY       SMALL CAP        MANAGED          GROWTH           BOND
                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                    ------------   ------------   --------------   -------------   -------------
              ASSETS
Investments at cost (Note 4)......  $219,775,741   $149,844,309   $1,278,396,527    $ 41,542,065    $ 29,411,432
                                    ============   ============   ==============     ===========     ===========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................  $272,469,883   $168,095,738   $1,688,910,010    $ 45,080,264    $ 30,415,667
Amount due from MONY America......       144,761         25,128          634,897          14,131          17,398
Amount due from Enterprise
  Accumulation Trust..............        74,455         18,594          223,999           2,694          50,895
                                    ------------   ------------   --------------     -----------     -----------
          Total assets............   272,689,099    168,139,460    1,689,768,906      45,097,089      30,483,960
                                    ------------   ------------   --------------     -----------     -----------
           LIABILITIES
Amount due to MONY America........        74,455         18,594          223,999           2,694          50,895
Amount due to Enterprise
  Accumulation Trust..............       144,761         25,128          634,897          14,131          17,398
                                    ------------   ------------   --------------     -----------     -----------
          Total liabilities.......       219,216         43,722          858,896          16,825          68,293
                                    ------------   ------------   --------------     -----------     -----------
Net assets........................  $272,469,883   $168,095,738   $1,688,910,010    $ 45,080,264    $ 30,415,667
                                    ============   ============   ==============     ===========     ===========
Net assets consist of:
  Contractholders' net payments...  $187,301,054   $127,490,102   $1,044,762,609    $ 40,005,798    $ 27,029,447
  Undistributed net investment
     income.......................     9,206,890     15,143,700       84,475,226         456,622       2,129,990
  Accumulated net realized gain on
     investments..................    23,267,797      7,210,507      149,158,692       1,079,645         251,995
  Unrealized appreciation of
     investments..................    52,694,142     18,251,429      410,513,483       3,538,199       1,004,235
                                    ------------   ------------   --------------     -----------     -----------
Net assets........................  $272,469,883   $168,095,738   $1,688,910,010    $ 45,080,264    $ 30,415,667
                                    ============   ============   ==============     ===========     ===========
Number of units outstanding*......     8,212,227      6,346,453       39,371,381       3,610,923       2,361,710
                                    ------------   ------------   --------------     -----------     -----------
Net asset value per unit
  outstanding*....................  $      33.18   $      26.49   $        42.90    $      12.48    $      12.88
                                    ============   ============   ==============     ===========     ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1996

                                                                 OCC ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                               MONEY
                                               MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                             ----------   ----------   ----------   ----------   -----------
                  ASSETS
Investments at cost (Note 4)...............  $3,613,860   $1,918,686   $1,856,223   $2,767,076   $29,748,753
                                             ==========   ==========   ==========   ==========   ===========
Investments in OCC Accumulation Trust at
  net asset value (Note 2).................  $3,613,860   $1,928,795   $2,874,538   $3,452,097   $45,854,945
                                             ----------   ----------   ----------   ----------   -----------
Net assets.................................  $3,613,860   $1,928,795   $2,874,538   $3,452,097   $45,854,945
                                             ==========   ==========   ==========   ==========   ===========
Net assets consist of:
  Contractholders' net payments............  $3,371,683   $1,602,466   $1,530,610   $2,531,095   $24,149,134
  Undistributed net investment income......     242,177      270,773       11,267       57,831         9,524
  Accumulated net realized gain on
     investments...........................           0       45,447      314,346      178,150     5,590,095
  Unrealized appreciation of investments...           0       10,109    1,018,315      685,021    16,106,192
                                             ----------   ----------   ----------   ----------   -----------
Net assets.................................  $3,613,860   $1,928,795   $2,874,538   $3,452,097   $45,854,945
                                             ==========   ==========   ==========   ==========   ===========
Number of units outstanding*...............     268,258      118,986       87,730      120,183     1,084,412
                                             ----------   ----------   ----------   ----------   -----------
Net asset value per unit outstanding*......  $    13.47   $    16.21   $    32.77   $    28.72   $     42.29
                                             ==========   ==========   ==========   ==========   ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                       MONY SERIES FUND, INC.
                                    ---------------------------------------------------------------------------------------------
                                      EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY       GOVERNMENT
                                      GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   ------------   -----------   ----------   ------------   ----------
Dividend income...................   $      0     $  2,178     $        0    $         0    $      0    $  4,930,553   $       0
Mortality and expense risk charges
  (Note 3)........................     12,700       14,747        400,003        617,564      22,534       1,233,069     135,450
                                     --------     --------     ----------    -----------    --------        --------   ----------
Net investment income (loss)......    (12,700)     (12,569)      (400,003)      (617,564)    (22,534)      3,697,484    (135,450)
                                     --------     --------     ----------    -----------    --------        --------   ----------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales.............    323,602      222,589      6,915,527     17,292,805     337,677     570,512,563   4,068,390
  Cost of shares sold.............    231,583      141,068      7,240,566     17,146,740     259,049     570,512,563   3,976,024
                                     --------     --------     ----------    -----------    --------        --------   ----------
Net realized gain (loss) on
  investments.....................     92,019       81,521       (325,039)       146,065      78,628               0      92,366
Net increase (decrease) in
  unrealized appreciation of
  investments.....................    101,576      130,528      1,497,596       (365,732)    166,348               0     360,512
                                     --------     --------     ----------    -----------    --------        --------   ----------
Net realized and unrealized gain
  (loss) on investments...........    193,595      212,049      1,172,557       (219,667)    244,976               0     452,878
                                     --------     --------     ----------    -----------    --------        --------   ----------
Net increase (decrease) in net
  assets resulting from
  operations......................   $180,895     $199,480     $  772,554    $  (837,231)   $222,442    $  3,697,484   $ 317,428
                                     ========     ========     ==========    ===========    ========        ========   ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                ENTERPRISE ACCUMULATION TRUST
                                            ---------------------------------------------------------------------
                                                                                       INTERNATIONAL   HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -----------   -----------   ------------   -------------   ----------
Dividend income...........................  $ 3,532,905   $ 2,721,130   $ 16,381,358    $   162,526    $1,877,009
Mortality and expense risk charges (Note
  3)......................................    2,542,387     1,957,838     17,470,312        386,302       271,709
                                            -----------   -----------   ------------     ----------    ----------
Net investment income (loss)..............      990,518       763,292     (1,088,954)      (223,776)    1,605,300
                                            -----------   -----------   ------------     ----------    ----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales.....................   40,016,641    39,047,589    230,002,101      5,484,621     5,154,473
  Cost of shares sold.....................   26,952,562    37,030,602    151,775,225      4,592,854     5,000,711
                                            -----------   -----------   ------------     ----------    ----------
Net realized gain on investments..........   13,064,079     2,016,987     78,226,876        891,767       153,762
Net increase in unrealized appreciation of
  investments.............................   28,297,136    11,474,221    198,383,114      2,753,189       860,925
                                            -----------   -----------   ------------     ----------    ----------
Net realized and unrealized gain on
  investments.............................   41,361,215    13,491,208    276,609,990      3,644,956     1,014,687
                                            -----------   -----------   ------------     ----------    ----------
Net increase in net assets resulting from
  operations..............................  $42,351,733   $14,254,500   $275,521,036    $ 3,421,180    $2,619,987
                                            ===========   ===========   ============     ==========    ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                      OCC ACCUMULATION TRUST
                                                  ---------------------------------------------------------------
                                                    MONEY
                                                    MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------   ----------   ----------   ----------   -----------
Dividend income.................................  $  130,637   $  143,533    $ 78,927     $134,757    $   998,617
Mortality and expense risk charges (Note 3).....      37,073       25,022      35,709       40,593        571,085
                                                  ----------    ---------    --------    -----------   ----------
Net investment income...........................      93,564      118,511      43,218       94,164        427,532
                                                  ----------    ---------    --------    -----------   ----------
Realized and unrealized gain on investments
  (Note 2):
  Proceeds from sales...........................   5,337,241      275,880     676,647      914,072     13,020,756
  Cost of shares sold...........................   5,337,241      268,288     474,931      790,006      8,794,354
                                                  ----------    ---------    --------    -----------   ----------
Net realized gains on investments...............           0        7,592     201,716      124,066      4,226,402

Net increase (decrease) in unrealized
  appreciation of investments...................           0     (105,165)    300,028      287,148      4,119,101
                                                  ----------    ---------    --------    -----------   ----------
Net realized and unrealized gain (loss) on
  investments...................................           0      (97,573)    501,744      411,214      8,345,503
                                                  ----------    ---------    --------    -----------   ----------
Net increase in net assets resulting from
  operations....................................  $   93,564   $   20,938    $544,962     $505,378    $ 8,773,035
                                                  ==========    =========    ========    ============  ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               MONY SERIES FUND, INC.
                                                    ----------------------------------------------------------------------------
                                                        EQUITY GROWTH             EQUITY INCOME         INTERMEDIATE TERM BOND
                                                          SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                                    ----------------------   -----------------------   -------------------------
                                                       1996        1995         1996         1995         1996          1995
                                                    ----------   ---------   ----------   ----------   -----------   -----------
From operations:
  Net investment income (loss)....................  $  (12,700)  $  51,329   $  (12,569)  $   44,918   $  (400,003)  $ 1,359,836
  Net realized gain (loss) on investments.........      92,019      89,373       81,521       39,661      (325,039)     (217,729)
  Net increase (decrease) in unrealized
    appreciation of investments...................     101,576     113,737      130,528      211,754     1,497,596     2,334,874
                                                    ----------   ---------   ----------   ----------   -----------   -----------
Net increase (decrease) in net assets resulting
  from operations.................................     180,895     254,439      199,480      296,333       772,554     3,476,981
                                                    ----------   ---------   ----------   ----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of units.........     173,420      19,737       84,957       25,913     7,367,531     6,168,848
  Net asset value of units redeemed or used to
    meet contract obligations.....................    (208,218)   (248,505)    (144,895)    (163,157)   (5,502,520)   (5,230,269)
                                                    ----------   ---------   ----------   ----------   -----------   -----------
Net increase (decrease) from unit transactions....     (34,798)   (228,768)     (59,938)    (137,244)    1,865,011       938,579
                                                    ----------   ---------   ----------   ----------   -----------   -----------
Net increase (decrease) in net assets.............     146,097      25,671      139,542      159,089     2,637,565     4,415,560
Net assets beginning of year......................     968,409     942,738    1,134,112      975,023    30,626,426    26,210,866
                                                    ----------   ---------   ----------   ----------   -----------   -----------
Net assets end of year*...........................  $1,114,506   $ 968,409   $1,273,654   $1,134,112   $33,263,991   $30,626,426
                                                    ==========   ==========  ============= ============= ===========  ==========
Units outstanding beginning of year...............      37,368      46,927       45,391       51,336     1,806,518     1,753,781
Units issued during the year......................       6,064         874        3,083        1,242       435,583       382,452
Units redeemed during the year....................      (7,399)    (10,433)      (5,385)      (7,187)     (326,051)     (329,715)
                                                    ----------   ---------   ----------   ----------   -----------   -----------
Units outstanding end of year.....................      36,033      37,368       43,089       45,391     1,916,050     1,806,518
                                                    ==========   ==========  ============= ============= ===========  ==========

---------------
*Includes undistributed net investment income
 of:..............................................  $  139,622   $ 152,322   $  388,516   $  401,085   $ 4,544,173   $ 4,944,176


                                                          LONG TERM BOND
                                                            SUBACCOUNT
                                                    --------------------------
                                                        1996          1995
                                                    ------------   -----------
From operations:
  Net investment income (loss)....................  $   (A17,564)  $ 2,243,045
  Net realized gain (loss) on investments.........       146,065      (972,892)
  Net increase (decrease) in unrealized
    appreciation of investments...................      (365,732)    9,104,767
                                                    ------------   -----------
Net increase (decrease) in net assets resulting
  from operations.................................      (837,231)   10,374,920
                                                    ------------   -----------
From unit transactions:
  Net proceeds from the issuance of units.........    14,906,160    13,405,984
  Net asset value of units redeemed or used to
    meet contract obligations.....................   (14,275,641)   (8,681,500)
                                                    ------------   -----------
Net increase (decrease) from unit transactions....       630,519     4,724,484
                                                    ------------   -----------
Net increase (decrease) in net assets.............      (206,712)   15,099,404
Net assets beginning of year......................    51,238,915    36,139,511
                                                    ------------   -----------
Net assets end of year*...........................  $ 51,032,203   $51,238,915
                                                    ============   ===========
Units outstanding beginning of year...............     2,477,673     2,245,807
Units issued during the year......................       761,674       714,746
Units redeemed during the year....................      (732,816)     (482,880)
                                                    ------------   -----------
Units outstanding end of year.....................     2,506,531     2,477,673
                                                    ============   ===========

---------------
*Includes undistributed net investment income
 of:..............................................  $  8,542,345   $ 9,159,909

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       MONY SERIES FUND, INC. (CONTINUED)
                                               ----------------------------------------------------------------------------------
                                                                                                                GOVERNMENT
                                                     DIVERSIFIED                 MONEY MARKET                   SECURITIES
                                                     SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                               -----------------------   -----------------------------   ------------------------
                                                  1996         1995          1996            1995           1996          1995
                                               ----------   ----------   -------------   -------------   -----------   ----------
From operations:
  Net investment income (loss)...............  $  (22,534)  $   73,868   $   3,697,484   $   2,866,329   $  (135,450)  $  194,429
  Net realized gain on investments...........      78,628       59,009               0               0        92,366       93,069
  Net increase (decrease) in unrealized
     appreciation of investments.............     166,348      248,851               0               0       360,512       (2,911)
                                               ----------   ----------   -------------   -------------   -----------   ----------
Net increase in net assets resulting from
  operations.................................     222,442      381,728       3,697,484       2,866,329       317,428      284,587
                                               ----------   ----------   -------------   -------------   -----------   ----------
From unit transactions:
  Net proceeds from the issuance of units....     108,458       73,106     579,470,083     387,429,226     9,252,639    7,481,232
  Net asset value of units redeemed or used
     to meet contract obligations............    (270,309)    (223,895)   (553,816,098)   (370,351,387)   (2,761,464)    (465,806)
                                               ----------   ----------   -------------   -------------   -----------   ----------
Net increase (decrease) from unit
  transactions...............................    (161,851)    (150,789)     25,653,985      17,077,839     6,491,175    7,015,426
                                               ----------   ----------   -------------   -------------   -----------   ----------
Net increase in net assets...................      60,591      230,939      29,351,469      19,944,168     6,808,603    7,300,013
Net assets beginning of year.................   1,806,327    1,575,388      91,287,195      71,343,027     7,474,168      174,155
                                               ----------   ----------   -------------   -------------   -----------   ----------
Net assets end of year*......................  $1,866,918   $1,806,327   $ 120,638,664   $  91,287,195   $14,282,771   $7,474,168
                                               ==========   ==========   =============   =============   ===========   ==========
Units outstanding beginning of year..........      83,511       90,907       6,504,679       5,304,884       679,711       17,347
Units issued during the year.................       4,729        3,710      40,508,568      28,090,440       829,627      706,241
Units redeemed during the year...............     (11,887)     (11,106)    (38,734,270)    (26,890,645)     (240,124)     (43,877)
                                               ----------   ----------   -------------   -------------   -----------   ----------
Units outstanding end of year................      76,353       83,511       8,278,977       6,504,679     1,269,214      679,711
                                               ==========   ==========   =============   =============   ===========   ==========

---------------
*Includes undistributed net investment income
 of:.........................................  $  607,906   $  630,440   $  10,868,048   $   7,170,564   $    59,807   $  195,257

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             ENTERPRISE ACCUMULATION TRUST
                                                       --------------------------------------------------------------------------
                                                                 EQUITY                       SMALL CAP               MANAGED
                                                               SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
                                                       --------------------------------------------------------------------------
                                                           1996           1995           1996           1995            1996
                                                       ------------   ------------   ------------   ------------   --------------
From operations:
 Net investment income (loss)........................  $    990,518   $  6,291,238   $    763,292   $  7,046,795   $   (1,088,954)
 Net realized gain on investments....................    13,064,079      4,120,247      2,016,987        271,832       78,226,876
 Net increase in unrealized appreciation of
   investments.......................................    28,297,136     21,768,708     11,474,221      6,498,712      198,383,114
                                                       ------------   ------------   ------------   ------------   --------------
Net increase in net assets resulting from
 operations..........................................    42,351,733     32,180,193     14,254,500     13,817,339      275,521,036
                                                       ------------   ------------   ------------   ------------   --------------
From unit transactions:
 Net proceeds from the issuance of units.............   115,219,042     51,339,101     41,715,641     35,366,448      496,311,902
 Net asset value of units redeemed or used to meet
   contract obligations..............................   (30,630,812)   (13,768,394)   (33,868,192)   (31,951,502)    (192,035,547)
                                                       ------------   ------------   ------------   ------------   --------------
Net increase from unit transactions..................    84,588,230     37,570,707      7,847,449      3,414,946      304,276,355
                                                       ------------   ------------   ------------   ------------   --------------
Net increase in net assets...........................   126,939,963     69,750,900     22,101,949     17,232,285      579,797,391
Net assets beginning of year.........................   145,529,920     75,779,020    145,993,789    128,761,504    1,109,112,619
                                                       ------------   ------------   ------------   ------------   --------------
Net assets end of year*..............................  $272,469,883   $145,529,920   $168,095,738   $145,993,789   $1,688,910,010
                                                       ============   ============   ============   ============   ==============
Units outstanding beginning of year..................     5,426,511      3,865,965      6,055,472      5,924,266       31,540,233
Units issued during the year.........................     3,827,209      2,143,227      1,644,107      1,572,208       12,880,690
Units redeemed during the year.......................    (1,041,493)      (582,681)    (1,353,126)    (1,441,002)      (5,049,542)
                                                       ------------   ------------   ------------   ------------   --------------
Units outstanding end of year........................     8,212,227      5,426,511      6,346,453      6,055,472       39,371,381
                                                       ============   ============   ============   ============   ==============

---------------
*Includes undistributed net investment income of:....  $  9,206,890   $  8,216,372   $ 15,143,700   $ 14,380,408   $   84,475,226


                                                                          INTERNATIONAL GROWTH           HIGH YIELD BOND
                                                                               SUBACCOUNT                  SUBACCOUNT
                                                                        -------------------------   -------------------------
                                                            1995           1996          1995          1996          1995
                                                       --------------   -----------   -----------   -----------   -----------
From operations:
 Net investment income (loss)........................  $   60,081,056   $  (223,776)  $   681,622   $ 1,605,300   $   523,281

 Net realized gain on investments....................      28,817,432       891,767       188,071       153,762        98,234

 Net increase in unrealized appreciation of
   investments.......................................     206,163,963     2,753,189       765,785       860,925       142,908
                                                       --------------   -----------   -----------   -----------   -----------
Net increase in net assets resulting from
 operations..........................................     295,062,451     3,421,180     1,635,478     2,619,987       764,423
                                                       --------------   -----------   -----------   -----------   -----------
From unit transactions:
 Net proceeds from the issuance of units.............     304,419,702    28,954,972    14,604,230    17,522,375    13,314,491

 Net asset value of units redeemed or used to meet
   contract obligations..............................     (94,036,492)   (3,642,450)   (1,955,796)   (3,512,778)     (562,893)
                                                       --------------   -----------   -----------   -----------   -----------
Net increase from unit transactions..................     210,383,210    25,312,522    12,648,434    14,009,597    12,751,598
                                                       --------------   -----------   -----------   -----------   -----------
Net increase in net assets...........................     505,445,661    28,733,702    14,283,912    16,629,584    13,516,021

Net assets beginning of year.........................     603,666,958    16,346,562     2,062,650    13,786,083       270,062
                                                       --------------   -----------   -----------   -----------   -----------
Net assets end of year*..............................  $1,109,112,619   $45,080,264   $16,346,562   $30,415,667   $13,786,083
                                                       ==============   ===========   ===========   ===========   ===========
Units outstanding beginning of year..................      24,924,610     1,456,982       208,202     1,194,315        26,870

Units issued during the year.........................       9,733,146     2,462,266     1,442,749     1,460,685     1,218,090

Units redeemed during the year.......................      (3,117,523)     (308,325)     (193,969)     (293,290)      (50,645)
                                                       --------------   -----------   -----------   -----------   -----------
Units outstanding end of year........................      31,540,233     3,610,923     1,456,982     2,361,710     1,194,315
                                                       ==============   ===========   ===========   ===========   ===========
---------------
*Includes undistributed net investment income of:....  $   85,564,180   $   456,622   $   680,398   $ 2,129,990   $   524,690


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                    OCC ACCUMULATION TRUST
                                                                     ----------------------------------------------------
                                                                           MONEY MARKET                    BOND
                                                                            SUBACCOUNT                  SUBACCOUNT
                                                                     -------------------------   ------------------------
                                                                        1996          1995          1996         1995
                                                                     -----------   -----------   ----------   -----------
From operations:
 Net investment income (loss)......................................  $    93,564   $   124,149   $  118,511   $   111,291
 Net realized gain on investments..................................            0             0        7,592        40,021
 Net increase (decrease) in unrealized appreciation of
   investments.....................................................            0             0     (105,165)      174,324
                                                                     -----------   -----------   ----------   -----------
Net increase in net assets resulting from operations...............       93,564       124,149       20,938       325,636
                                                                     -----------   -----------   ----------   -----------
From unit transactions:
 Net proceeds from the issuance of units...........................    4,333,584     3,607,557       85,477       213,153
 Net asset value of units redeemed or used to meet contract
   obligations.....................................................   (4,350,827)   (3,138,264)    (250,849)   (1,262,489)
                                                                     -----------   -----------   ----------   -----------
Net increase (decrease) from unit transactions.....................      (17,243)      469,293     (165,372)   (1,049,336)
                                                                     -----------   -----------   ----------   -----------
Net increase (decrease) in net assets..............................       76,321       593,442     (144,434)     (723,700)
Net assets beginning of year.......................................    3,537,539     2,944,097    2,073,229     2,796,929
                                                                     -----------   -----------   ----------   -----------
Net assets end of year*............................................  $ 3,613,860   $ 3,537,539   $1,928,795   $ 2,073,229
                                                                     ===========   ===========   ===========  ===========
Units outstanding beginning of year................................      271,019       234,062      129,078       198,239
Units issued during the year.......................................      326,685       282,367        5,293        13,880
Units redeemed during the year.....................................     (329,446)     (245,410)     (15,385)      (83,041)
                                                                     -----------   -----------   ----------   -----------
Units outstanding end of year......................................      268,258       271,019      118,986       129,078
                                                                     ===========   ===========   ===========  ===========

---------------
*Includes undistributed net investment income (loss) of:...........  $   242,177   $   148,613   $  270,773   $   152,262


                                                                             EQUITY                   SMALL CAP
                                                                           SUBACCOUNT                 SUBACCOUNT
                                                                     -----------------------   ------------------------
                                                                        1995         1995         1996         1995
                                                                     ----------   ----------   ----------   -----------
From operations:
 Net investment income (loss)......................................  $   43,218   $  (22,728)  $   94,164   $   (21,366)
 Net realized gain on investments..................................     201,716      113,896      124,066        56,532
 Net increase (decrease) in unrealized appreciation of
   investments.....................................................     300,028      780,175      287,148       420,585
                                                                     ----------   ----------   ----------   -----------
Net increase in net assets resulting from operations...............     544,962      871,343      505,378       455,751
                                                                     ----------   ----------   ----------   -----------
From unit transactions:
 Net proceeds from the issuance of units...........................      90,651      122,424      454,923       185,178
 Net asset value of units redeemed or used to meet contract
   obligations.....................................................    (615,503)    (680,113)    (857,279)   (1,530,650)
                                                                     ----------   ----------   ----------   -----------
Net increase (decrease) from unit transactions.....................    (524,852)    (557,689)    (402,356)   (1,345,472)
                                                                     ----------   ----------   ----------   -----------
Net increase (decrease) in net assets..............................      20,110      313,654      103,022      (889,721)
Net assets beginning of year.......................................   2,854,428    2,540,774    3,349,075     4,238,796
                                                                     ----------   ----------   ----------   -----------
Net assets end of year*............................................  $2,874,538   $2,854,428   $3,452,097   $ 3,349,075
                                                                     ===========  ===========  ===========  ===========
Units outstanding beginning of year................................     106,172      129,693      136,744       197,050
Units issued during the year.......................................       2,767        5,049       17,388         7,680
Units redeemed during the year.....................................     (21,209)     (28,570)     (33,949)      (67,986)
                                                                     ----------   ----------   ----------   -----------
Units outstanding end of year......................................      87,730      106,172      120,183       136,744
                                                                     ===========  ===========  ===========  ===========
---------------
*Includes undistributed net investment income (loss) of:...........  $   11,267   $  (31,951)  $   57,831   $   (36,333)


                                                                              MANAGED
                                                                             SUBACCOUNT
                                                                     --------------------------
                                                                         1996          1995
                                                                     ------------   -----------
From operations:
 Net investment income (loss)......................................  $    427,532   $  (288,781)
 Net realized gain on investments..................................     4,226,402     1,385,119
 Net increase (decrease) in unrealized appreciation of
   investments.....................................................     4,119,101    13,614,561
                                                                     ------------   -----------
Net increase in net assets resulting from operations...............     8,773,035    14,710,899
                                                                     ------------   -----------
From unit transactions:
 Net proceeds from the issuance of units...........................     4,110,996     2,329,894
 Net asset value of units redeemed or used to meet contract
   obligations.....................................................   (11,872,383)   (7,328,456)
                                                                     ------------   -----------
Net increase (decrease) from unit transactions.....................    (7,761,387)   (4,998,562)
                                                                     ------------   -----------
Net increase (decrease) in net assets..............................     1,011,648     9,712,337
Net assets beginning of year.......................................    44,843,297    35,130,960
                                                                     ------------   -----------
Net assets end of year*............................................  $ 45,854,945   $44,843,297
                                                                     =============  ============
Units outstanding beginning of year................................     1,286,294     1,449,807
Units issued during the year.......................................       113,806        79,150
Units redeemed during the year.....................................      (315,688)     (242,663)
                                                                     ------------   -----------
Units outstanding end of year......................................     1,084,412     1,286,294
                                                                     =============  ============
---------------
*Includes undistributed net investment income (loss) of:...........  $      9,524   $  (418,008)

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support flexible payment variable annuity policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently seventeen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly known as Quest for Value Accumulation Trust) (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 66 to 98; 100 to 133; and 135 to 157; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset value of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on the amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1996 was $1,746,828.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investment In MONY Series Fund, Inc. at cost, at December 31, 1996 consist of the following:

                             EQUITY       EQUITY      INTERMEDIATE     LONG TERM                         MONEY        GOVERNMENT
                             GROWTH       INCOME       TERM BOND          BOND        DIVERSIFIED       MARKET        SECURITIES
                            PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                            ---------    ---------    ------------    ------------    -----------    -------------    -----------
Shares beginning of year:
  Shares.................      38,566       57,833      2,897,486        3,978,176        114,906       91,287,195       732,045
  Amount.................   $ 783,130    $ 884,798    $30,730,076     $ 47,528,912    $ 1,526,225    $  91,287,195    $7,477,983
                            ---------    ---------    -----------     ------------     ----------    -------------    -----------
Shares acquired:
  Shares.................      10,049        6,838        789,124        1,410,229          9,061      594,933,479     1,013,344
  Amount.................   $ 276,104    $ 147,904    $ 8,380,535     $ 17,305,760    $   153,292    $ 594,933,479    $10,424,115
Shares received for
  reinvestment of
  dividends:
  Shares.................           0          105              0                0              0        4,930,553             0
  Amount.................   $       0    $   2,178    $         0     $          0    $         0    $   4,930,553    $        0
Shares redeemed:
  Shares.................     (11,918)     (10,440)      (651,575)      (1,413,935)       (20,192)    (570,512,563)     (395,410)
  Amount.................   $(231,583)   $(141,068)   $(7,240,566)    $(17,146,740)   $  (259,049)   $(570,512,563)   $(3,976,024)
                            ---------    ---------    -----------     ------------     ----------    -------------    -----------
Net change:
  Shares.................      (1,869)      (3,497)       137,549           (3,706)       (11,131)      29,351,469       617,934
  Amount.................   $  44,521    $   9,014    $ 1,139,969     $    159,020    $  (105,757)   $  29,351,469    $6,448,091
                            ---------    ---------    -----------     ------------     ----------    -------------    -----------
Shares end of year:
  Shares.................      36,697       54,336      3,035,035        3,974,470        103,775      120,638,664     1,349,979
  Amount.................   $ 827,651    $ 893,812    $31,870,045     $ 47,687,932    $ 1,420,468    $ 120,638,664    $13,926,074
                            =========    =========    ===========     ============     ==========    =============    ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investment in Enterprise Accumulation Trust at cost, at December 31, 1996 consist of the following:

                                                                                                INTERNATIONAL
                                                 EQUITY        SMALL CAP         MANAGED           GROWTH        HIGH YIELD
                                               PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                              ------------    ------------    --------------    -------------    -----------
Shares beginning of year:
  Shares...................................      6,232,545       7,900,097        39,526,466       3,032,757       2,596,249
  Amount...................................   $121,132,914    $139,216,581    $  896,982,250     $15,561,552     $13,642,773
                                              ------------    ------------     -------------     -----------     ------------
Shares acquired:
  Shares...................................      4,628,919       2,296,798        16,703,164       5,350,996       3,540,890
  Amount...................................   $122,062,484    $ 44,937,200    $  516,808,144     $30,410,841     $18,892,361
Shares received for reinvestment of
  dividends:
  Shares...................................        122,415         134,576           477,451          26,863         350,391
  Amount...................................   $  3,532,905    $  2,721,130    $   16,381,358     $   162,526     $ 1,877,009
Shares redeemed:
  Shares...................................     (1,542,788)     (2,018,131)       (7,482,072)       (959,333)       (967,445)
  Amount...................................   $(26,952,562)   $(37,030,602)   $ (151,775,225)    $(4,592,854)    $(5,000,711)
                                              ------------    ------------     -------------     -----------     ------------
Net change:
  Shares...................................      3,208,546         413,243         9,698,543       4,418,526       2,923,836
  Amount...................................   $ 98,642,827    $ 10,627,728    $  381,414,277     $25,980,513     $15,768,659
                                              ------------    ------------     -------------     -----------     ------------
Shares end of year:
  Shares...................................      9,441,091       8,313,340        49,225,009       7,451,283       5,520,085
  Amount...................................   $219,775,741    $149,844,309    $1,278,396,527     $41,542,065     $29,411,432
                                              ============    ============     =============     ===========     ============

     Investment in OCC Accumulation Trust at cost, at December 31, 1996 consist of the following:

                                                MONEY MARKET       BOND         EQUITY      SMALL CAP       MANAGED
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ------------    ----------    ----------    ----------    -----------
Shares beginning of year:
  Shares.....................................     3,536,160        207,454       113,949       168,211      1,487,833
  Amount.....................................   $ 3,536,160     $1,957,185    $2,136,141    $2,951,202    $32,856,206
                                                -----------     ----------    ----------    ----------    -----------
Shares acquired:
  Shares.....................................     5,284,304         10,775         4,158        22,777        149,632
  Amount.....................................   $ 5,284,304     $   86,256    $  116,086    $  471,123    $ 4,688,284
Shares received for reinvestment of
  dividends:
  Shares.....................................       130,637         13,344         3,063         6,861         32,307
  Amount.....................................   $   130,637     $  143,533    $   78,927    $  134,757    $   998,617
Shares redeemed:
  Shares.....................................    (5,337,241)       (28,541)      (25,575)      (45,169)      (403,411)
  Amount.....................................   $(5,337,241)    $ (268,288)   $ (474,931)   $ (790,006)   $(8,794,354)
                                                -----------     ----------    ----------    ----------    -----------
Net change:
  Shares.....................................        77,700         (4,422)      (18,354)      (15,531)      (221,472)
  Amount.....................................   $    77,700     $  (38,499)   $ (279,918)   $ (184,126)   $(3,107,453)
                                                -----------     ----------    ----------    ----------    -----------
Shares end of year:
  Shares.....................................     3,613,860        203,032        95,595       152,680      1,266,361
  Amount.....................................   $ 3,613,860     $1,918,686    $1,856,223    $2,767,076    $29,748,753
                                                ===========     ==========    ==========    ==========    ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account A (comprising, respectively, the MONY Series Fund, Inc.'s Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Money Market and Government Securities Subaccounts; the Enterprise Accumulation Trust's Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts; and the OCC Accumulation Trust's (formerly, the Quest for Value Accumulation Trust), Money Market, Bond, Equity, Small Cap, and Managed Subaccounts) as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account A as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                     MONY SERIES FUND, INC.
                                  --------------------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY      GOVERNMENT
                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED    MARKET      SECURITIES
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   -----------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4)....   $146,407     $175,761     $6,220,549    $ 9,624,486    $151,866    $19,709,665   $1,767,192
                                   ========     ========     ==========    ===========    ========    ===========   ==========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2)............................   $247,389     $270,607     $6,491,557    $10,334,042    $180,006    $19,709,665   $1,814,770
Amount due from MONY............          0            0            121            193           0        154,428         168
Amount due from MONY Series
  Fund, Inc.....................         11            0             30             35           8         78,205           0
                                   --------     --------     ----------    -----------    --------    -----------   ----------
         Total assets...........    247,400      270,607      6,491,708     10,334,270     180,014     19,942,298   1,814,938
                                   --------     --------     ----------    -----------    --------    -----------   ----------
LIABILITIES
Amount due to MONY..............         11            0             30             35           8         78,205           0
Amount due to MONY Series Fund,
  Inc...........................          0            0            121            193           0        154,428         168
                                   --------     --------     ----------    -----------    --------    -----------   ----------
         Total liabilities......         11            0            151            228           8        232,633         168
                                   --------     --------     ----------    -----------    --------    -----------   ----------
Net assets......................   $247,389     $270,607     $6,491,557    $10,334,042    $180,006    $19,709,665   $1,814,770
                                   ========     ========     ==========    ===========    ========    ===========   ==========
Net assets consist of:
  Contractholders' net
    payments....................   $ 64,005     $ 19,638     $4,951,377    $ 7,186,418    $(33,744)   $17,600,536   $1,746,909
  Undistributed net investment
    income......................     29,624       97,603      1,263,391      2,176,038      97,012      2,109,129       7,149
  Accumulated net realized gain
    on investments..............     52,778       58,520          5,781        262,030      88,598              0      13,134
  Unrealized appreciation of
    investments.................    100,982       94,846        271,008        709,556      28,140              0      47,578
                                   --------     --------     ----------    -----------    --------    -----------   ----------
Net assets......................   $247,389     $270,607     $6,491,557    $10,334,042    $180,006    $19,709,665   $1,814,770
                                   ========     ========     ==========    ===========    ========    ===========   ==========
Number of units outstanding*....      7,976        9,465        381,313        503,775       7,590      1,355,274     162,102
                                   --------     --------     ----------    -----------    --------    -----------   ----------
Net asset value per unit
  outstanding*..................   $  31.02     $  28.59     $    17.02    $     20.51    $  23.72    $     14.54   $   11.20
                                   ========     ========     ==========    ===========    ========    ===========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1996

                                                               ENTERPRISE ACCUMULATION TRUST
                                            --------------------------------------------------------------------
                                                                                       INTERNATIONAL  HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED         GROWTH         BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                            -----------   -----------   ------------   ------------   ----------
ASSETS
Investments at cost (Note 4)..............  $29,460,211   $19,845,374   $165,506,442    $ 5,439,421   $3,093,095
                                            ===========   ===========   ============     ==========   ==========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2).......  $37,267,237   $22,140,377   $220,849,725    $ 5,901,118   $3,189,944
Amount due from MONY......................       17,906         3,133         67,101            572            0
Amount due from Enterprise Accumulation
  Trust...................................          217         2,762         34,621          6,450            3
                                            -----------   -----------   ------------     ----------   ----------
          Total assets....................   37,285,360    22,146,272    220,951,447      5,908,140    3,189,947
                                            -----------   -----------   ------------     ----------   ----------
LIABILITIES
Amount due to MONY........................          217         2,762         34,621          6,450            3
Amount due to Enterprise Accumulation
  Trust...................................       17,906         3,133         67,101            572            0
                                            -----------   -----------   ------------     ----------   ----------
          Total liabilities...............       18,123         5,895        101,722          7,022            3
                                            ===========   ===========   ============     ==========   ==========
Net assets................................  $37,267,237   $22,140,377   $220,849,725    $ 5,901,118   $3,189,944
                                            ===========   ===========   ============     ==========   ==========
Net assets consist of:
  Contractholders' net payments...........  $24,273,607   $16,695,775   $128,711,842    $ 5,275,664   $2,888,368
  Undistributed net investment income.....    1,466,211     1,934,785     12,602,136         52,518      184,463
  Accumulated net realized gain on
     investments..........................    3,720,393     1,214,814     24,192,464        111,239       20,264
  Unrealized appreciation of
     investments..........................    7,807,026     2,295,003     55,343,283        461,697       96,849
                                            -----------   -----------   ------------     ----------   ----------
Net assets................................  $37,267,237   $22,140,377   $220,849,725    $ 5,901,118   $3,189,944
                                            ===========   ===========   ============     ==========   ==========
Number of units outstanding*..............    1,123,086       837,807      5,150,485        472,752      247,295
                                            -----------   -----------   ------------     ----------   ----------
Net asset value per unit outstanding*.....  $     33.18   $     26.43   $      42.88    $     12.48   $    12.90
                                            ===========   ===========   ============     ==========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1996

                                                                       OCC ACCUMULATION TRUST
                                                   ---------------------------------------------------------------
                                                     MONEY
                                                     MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 4).....................   $443,785     $565,925     $246,057     $264,999    $ 7,539,103
                                                    ========     ========     ========     ========    ===========
Investments in OCC Accumulation Trust at net
  asset value (Note 2)...........................   $443,785     $569,120     $370,443     $340,536    $12,043,728
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $443,785     $569,120     $370,443     $340,536    $12,043,728
                                                    ========     ========     ========     ========    ===========
Net assets consist of:
  Contractholders' net payments..................   $408,497     $467,993     $233,016     $229,281    $ 6,749,689
  Undistributed/accumulated net investment income
     (loss)......................................     35,288       94,635        1,235       11,752           (968)
  Accumulated net realized gain on investments...          0        3,297       11,806       23,966        790,382
  Unrealized appreciation of investments.........          0        3,195      124,386       75,537      4,504,625
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $443,785     $569,120     $370,443     $340,536    $12,043,728
                                                    ========     ========     ========     ========    ===========
Number of units outstanding*.....................     33,041       35,119       11,304       11,883        284,927
                                                    ========     ========     ========     ========    ===========
Net asset value per unit outstanding*............   $  13.43     $  16.21     $  32.77     $  28.66    $     42.27
                                                    ========     ========     ========     ========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                     MONY SERIES FUND, INC.
                                   -------------------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY      GOVERNMENT
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET      SECURITIES
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   ----------   -----------   ----------
Dividend income..................   $      0     $    494     $        0    $        0    $      0    $   864,440    $      0
Mortality and expense risk
  charges (Note 3)...............      2,869        3,249         83,249       124,623       3,484        216,165      17,809
                                     -------      -------     ----------    ----------    --------    -----------    --------
Net investment income (loss).....     (2,869)      (2,755)       (83,249)     (124,623)     (3,484)       648,275     (17,809)
                                     -------      -------     ----------    ----------    --------    -----------    --------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales............      6,072       26,215      2,973,676     2,919,071     185,051     73,953,662     712,090
  Cost of shares sold............      2,832       16,191      3,040,176     3,033,049     143,262     73,953,662     712,552
                                     -------      -------     ----------    ----------    --------    -----------    --------
Net realized gain (loss) on
  investments....................      3,240       10,024        (66,500)     (113,978)     41,789              0        (462)
Net increase (decrease) in
  unrealized appreciation of
  investments....................     40,185       35,971        287,901        58,274      (9,570)             0      57,310
                                     -------      -------     ----------    ----------    --------    -----------    --------
Net realized and unrealized gain
  (loss) on investments..........     43,425       45,995        221,401       (55,704)     32,219              0      56,848
                                     -------      -------     ----------    ----------    --------    -----------    --------
Net increase (decrease) in net
  assets resulting from
  operations.....................   $ 40,556     $ 43,240     $  138,152    $ (180,327)   $ 28,735    $   648,275    $ 39,039
                                     =======      =======     ==========    ==========    ========    ===========    ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                      ENTERPRISE ACCUMULATION TRUST
                                                    ------------------------------------------------------------------
                                                                                            INTERNATIONAL   HIGH YIELD
                                                      EQUITY     SMALL CAP      MANAGED        GROWTH          BOND
                                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                    ----------   ----------   -----------   -------------   ----------
Dividend income...................................  $  482,765   $  358,525   $ 2,141,879     $  21,339      $164,550
Mortality and expense risk charges (Note 3).......     355,573      259,870     2,301,531        49,699        23,647
                                                    ----------   ----------   -----------      --------      --------
Net investment income (loss)......................     127,192       98,655      (159,652)      (28,360)      140,903
                                                    ----------   ----------   -----------      --------      --------
Realized and unrealized gain on investments (Note
  2):
  Proceeds from sales.............................   5,488,881    5,215,662    31,137,079       621,966       596,389
  Cost of shares sold.............................   3,642,989    4,892,882    20,536,112       527,867       585,639
                                                    ----------   ----------   -----------      --------      --------
Net realized gain on investments..................   1,845,892      322,780    10,600,967        94,099        10,750
Net increase in unrealized appreciation of
  investments.....................................   3,936,924    1,442,596    25,728,772       382,690        84,387
                                                    ----------   ----------   -----------      --------      --------
Net realized and unrealized gain on investments...   5,782,816    1,765,376    36,329,739       476,789        95,137
                                                    ----------   ----------   -----------      --------      --------
Net increase in net assets resulting from
  operations......................................  $5,910,008   $1,864,031   $36,170,087     $ 448,429      $236,040
                                                    ==========   ==========   ===========      ========      ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                           OCC ACCUMULATION TRUST
                                                       --------------------------------------------------------------
                                                         MONEY
                                                         MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------
Dividend income......................................   $ 19,562     $ 50,966     $  8,381     $ 20,174    $  247,649
Mortality and expense risk charges (Note 3)..........      5,557        8,504        4,195        4,215       149,713
                                                       ----------   ----------   ----------   ----------   ----------
Net investment income................................     14,005       42,462        4,186       15,959        97,936
                                                       ----------   ----------   ----------   ----------   ----------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales................................     40,765      279,505       21,332      180,861     1,919,534
  Cost of shares sold................................     40,765      279,691       13,598      160,666     1,224,282
                                                       ----------   ----------   ----------   ----------   ----------
Net realized gain (loss) on investments..............          0         (186)       7,734       20,195       695,252
Net increase (decrease) in unrealized appreciation of
  investments........................................          0      (44,748)      54,162       17,666     1,520,888
                                                       ----------   ----------   ----------   ----------   ----------
Net realized and unrealized gain (loss) on
  investments........................................          0      (44,934)      61,896       37,861     2,216,140
                                                       ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets resulting from
  operations.........................................   $ 14,005     $ (2,472)    $ 66,082     $ 53,820    $2,314,076
                                                       ==========   ==========   ==========   ==========   ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                             MONY SERIES FUND, INC.
                                                                             ------------------------------------------------------
                                                                                                                        INTERMEDIATE
                                                                                EQUITY GROWTH         EQUITY INCOME      TERM BOND
                                                                                 SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                                                             -------------------   -------------------   ----------
                                                                               1996       1995       1996       1995        1996
                                                                             --------   --------   --------   --------   ----------
From operations:
  Net investment income (loss).............................................  $ (2,869)  $ 11,524   $ (2,755)  $  9,964   $  (83,249)
  Net realized gain (loss) on investments..................................     3,240      6,495     10,024      9,575      (66,500)
  Net increase in unrealized appreciation of investments...................    40,185     27,822     35,971     43,846      287,901
                                                                             --------   --------   --------   --------   ----------
Net increase (decrease) in net assets resulting from operations............    40,556     45,841     43,240     63,385      138,152
                                                                             --------   --------   --------   --------   ----------
From unit transactions:
  Net proceeds from the issuance of units..................................         0     14,140        521          0    2,126,818
  Net asset value of units redeemed or used to meet contract obligations...    (3,203)   (13,354)   (22,959)   (41,390)  (2,394,742)
                                                                             --------   --------   --------   --------   ----------
Net increase (decrease) from unit transactions.............................    (3,203)       786    (22,438)   (41,390)    (267,924)
                                                                             --------   --------   --------   --------   ----------
Net increase (decrease) in net assets......................................    37,353     46,627     20,802     21,995     (129,772)
Net assets beginning of year...............................................   210,036    163,409    249,805    227,810    6,621,329
                                                                             --------   --------   --------   --------   ----------
Net assets end of year*....................................................  $247,389   $210,036   $270,607   $249,805   $6,491,557
                                                                             ========   ========   ========   ========    =========
Units outstanding beginning of year........................................     8,091      8,121     10,336     12,401      398,283
Units issued during the year...............................................         0        602         20          0      128,432
Units redeemed during the year.............................................      (115)      (632)      (891)    (2,065)    (145,402)
                                                                             --------   --------   --------   --------   ----------
Units outstanding end of year..............................................     7,976      8,091      9,465     10,336      381,313
                                                                             ========   ========   ========   ========    =========

---------------
*Includes undistributed net investment income of:                            $ 29,624   $ 32,493   $ 97,603   $100,358   $1,263,391


                                                                                               LONG TERM BOND
                                                                                                 SUBACCOUNT
                                                                                          -------------------------
                                                                                1995         1996          1995
                                                                             ----------   -----------   -----------
From operations:
  Net investment income (loss).............................................  $  292,565   $  (124,623)  $   446,952
  Net realized gain (loss) on investments..................................     (25,477)     (113,978)       (2,381)
  Net increase in unrealized appreciation of investments...................     502,043        58,274     1,758,079
                                                                             ----------   -----------   -----------
Net increase (decrease) in net assets resulting from operations............     769,131      (180,327)    2,202,650
                                                                             ----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of units..................................   1,002,924     2,785,899     1,593,024
  Net asset value of units redeemed or used to meet contract obligations...    (993,119)   (2,589,305)   (1,201,141)
                                                                             ----------   -----------   -----------
Net increase (decrease) from unit transactions.............................       9,805       196,594       391,883
                                                                             ----------   -----------   -----------
Net increase (decrease) in net assets......................................     778,936        16,267     2,594,533
Net assets beginning of year...............................................   5,842,393    10,317,775     7,723,242
                                                                             ----------   -----------   -----------
Net assets end of year*....................................................  $6,621,329   $10,334,042   $10,317,775
                                                                              =========    ==========    ==========
Units outstanding beginning of year........................................     398,645       495,169       476,335
Units issued during the year...............................................      62,985       139,629        86,051
Units redeemed during the year.............................................     (63,347)     (131,023)      (67,217)
                                                                             ----------   -----------   -----------
Units outstanding end of year..............................................     398,283       503,775       495,169
                                                                              =========    ==========    ==========
---------------
*Includes undistributed net investment income of:                            $1,346,640   $ 2,176,038   $ 2,300,661

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                MONY SERIES FUND, INC. (CONTINUED)
                                                                                               ------------------------------------
                                                                                                    DIVERSIFIED        MONEY MARKET
                                                                                                    SUBACCOUNT          SUBACCOUNT
                                                                                               ---------------------   ------------
                                                                                                 1996        1995          1996
                                                                                               ---------   ---------   ------------
From operations:
  Net investment income (loss)...............................................................  $  (3,484)  $   9,883   $    648,275
  Net realized gain (loss) on investments....................................................     41,789      19,241              0
  Net increase (decrease) in unrealized appreciation of investments..........................     (9,570)     34,672              0
                                                                                               ---------   ---------   ------------
Net increase in net assets resulting from operations.........................................     28,735      63,796        648,275
                                                                                               ---------   ---------   ------------
From unit transactions:
  Net proceeds from the issuance of units....................................................     77,280      26,476     71,884,991
  Net asset value of units redeemed or used to meet contract obligations.....................   (180,942)   (116,344)   (70,019,648)
                                                                                               ---------   ---------   ------------
Net increase (decrease) from unit transactions...............................................   (103,662)    (89,868)     1,865,343
                                                                                               ---------   ---------   ------------
Net increase (decrease) in net assets........................................................    (74,927)    (26,072)     2,513,618
Net assets beginning of year.................................................................    254,933     281,005     17,196,047
                                                                                               ---------   ---------   ------------
Net assets end of year*......................................................................  $ 180,006   $ 254,933   $ 19,709,665
                                                                                                ========    ========    ===========
Units outstanding beginning of year..........................................................     12,152      16,718      1,227,811
Units issued during the year.................................................................      3,635       1,375      5,032,568
Units redeemed during the year...............................................................     (8,197)     (5,941)    (4,905,105)
                                                                                               ---------   ---------   ------------
Units outstanding end of year................................................................      7,590      12,152      1,355,274
                                                                                                ========    ========    ===========

---------------
*Includes undistributed net investment income of:                                              $  97,012   $ 100,496   $  2,109,129


                                                                                                                   GOVERNMENT
                                                                                                                   SECURITIES
                                                                                                                   SUBACCOUNT
                                                                                                              ---------------------
                                                                                                   1995          1996        1995
                                                                                               ------------   ----------   --------
From operations:
  Net investment income (loss)...............................................................  $    534,253   $  (17,809)  $ 24,828
  Net realized gain (loss) on investments....................................................             0         (462)    13,596
  Net increase (decrease) in unrealized appreciation of investments..........................             0       57,310     (9,571)
                                                                                               ------------   ----------   --------
Net increase in net assets resulting from operations.........................................       534,253       39,039     28,853
                                                                                               ------------   ----------   --------
From unit transactions:
  Net proceeds from the issuance of units....................................................    45,186,737    1,419,641    905,752
  Net asset value of units redeemed or used to meet contract obligations.....................   (40,234,100)    (558,126)   (46,064)
                                                                                               ------------   ----------   --------
Net increase (decrease) from unit transactions...............................................     4,952,637      861,515    859,688
                                                                                               ------------   ----------   --------
Net increase (decrease) in net assets........................................................     5,486,890      900,554    888,541
Net assets beginning of year.................................................................    11,709,157      914,216     25,675
                                                                                               ------------   ----------   --------
Net assets end of year*......................................................................  $ 17,196,047   $1,814,770   $914,216
                                                                                                ===========    =========   ========
Units outstanding beginning of year..........................................................       872,441       83,571      2,571
Units issued during the year.................................................................     3,284,314      129,566     85,300
Units redeemed during the year...............................................................    (2,928,944)     (51,035)    (4,300)
                                                                                               ------------   ----------   --------
Units outstanding end of year................................................................     1,227,811      162,102     83,571
                                                                                                ===========    =========   ========
---------------
*Includes undistributed net investment income of:                                              $  1,460,854   $    7,149   $ 24,958


                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------------------------------------------------------
                                                    EQUITY                     SMALL CAP                     MANAGED
                                                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                           -------------------------   -------------------------   ---------------------------
                                              1996          1995          1996          1995           1996           1995
                                           -----------   -----------   -----------   -----------   ------------   ------------
From operations:
  Net investment income (loss)...........  $   127,192   $   977,788   $    98,655   $   895,086   $   (159,652)  $  8,252,036
  Net realized gain on investments.......    1,845,892       703,043       322,780       150,075     10,600,967      4,218,503
  Net increase in unrealized appreciation
    of investments.......................    3,936,924     3,414,730     1,442,596       785,984     25,728,772     28,860,483
                                           -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net assets resulting from
  operations.............................    5,910,008     5,095,561     1,864,031     1,831,145     36,170,087     41,331,022
                                           -----------   -----------   -----------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units................................   13,430,622     5,740,714     5,146,904     4,091,027     59,678,401     35,331,913
  Net asset value of units redeemed or
    used to meet contract obligations....   (3,493,043)   (2,181,404)   (4,293,528)   (2,597,244)   (24,531,771)   (12,561,716)
                                           -----------   -----------   -----------   -----------   ------------   ------------
Net increase from unit transactions......    9,937,579     3,559,310       853,376     1,493,783     35,146,630     22,770,197
                                           -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net assets...............   15,847,587     8,654,871     2,717,407     3,324,928     71,316,717     64,101,219
Net assets beginning of year.............   21,419,650    12,764,779    19,422,970    16,098,042    149,533,008     85,431,789
                                           -----------   -----------   -----------   -----------   ------------   ------------
Net assets end of year*..................  $37,267,237   $21,419,650   $22,140,377   $19,422,970   $220,849,725   $149,533,008
                                            ==========    ==========    ==========    ==========    ===========    ===========
Units outstanding beginning of year......      798,552       651,102       807,452       742,341      4,253,824      3,528,618
Units issued during the year.............      441,702       242,264       202,925       182,069      1,537,736      1,137,075
Units redeemed during the year...........     (117,168)      (94,814)     (172,570)     (116,958)      (641,075)      (411,869)
                                           -----------   -----------   -----------   -----------   ------------   ------------
Units outstanding end of year............    1,123,086       798,552       837,807       807,452      5,150,485      4,253,824
                                            ==========    ==========    ==========    ==========    ===========    ===========

---------------
*Includes undistributed net investment
 income of:..............................  $ 1,466,211   $ 1,339,019   $ 1,934,785   $ 1,836,130   $ 12,602,136   $ 12,761,788


                                                INTERNATIONAL              HIGH YIELD
                                                   GROWTH                     BOND
                                                 SUBACCOUNT                SUBACCOUNT
                                           -----------------------   -----------------------
                                              1996         1995         1996         1995
                                           ----------   ----------   ----------   ----------
From operations:
  Net investment income (loss)...........  $  (28,360)  $   81,000   $  140,903   $   42,638
  Net realized gain on investments.......      94,099       17,598       10,750        9,514
  Net increase in unrealized appreciation
    of investments.......................     382,690       76,868       84,387       11,925
                                           ----------   ----------   ----------   ----------
Net increase in net assets resulting from
  operations.............................     448,429      175,466      236,040       64,077
                                           ----------   ----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of
    units................................   3,893,317    1,635,614    2,209,079      870,043
  Net asset value of units redeemed or
    used to meet contract obligations....    (314,849)    (127,032)    (323,040)     (13,019)
                                           ----------   ----------   ----------   ----------
Net increase from unit transactions......   3,578,468    1,508,582    1,886,039      857,024
                                           ----------   ----------   ----------   ----------
Net increase in net assets...............   4,026,897    1,684,048    2,122,079      921,101
Net assets beginning of year.............   1,874,221      190,173    1,067,865      146,764
                                           ----------   ----------   ----------   ----------
Net assets end of year*..................  $5,901,118   $1,874,221   $3,189,944   $1,067,865
                                            =========    =========    =========    =========
Units outstanding beginning of year......     167,074       19,197       92,358       14,621
Units issued during the year.............     332,329      160,171      182,283       78,634
Units redeemed during the year...........     (26,651)     (12,294)     (27,346)        (897)
                                           ----------   ----------   ----------   ----------
Units outstanding end of year............     472,752      167,074      247,295       92,358
                                            =========    =========    =========    =========
---------------
*Includes undistributed net investment
 income of:..............................  $   52,518   $   80,878   $  184,463   $   43,560

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                 OCC ACCUMULATION TRUST
                                                           ------------------------------------------------------------------
                                                               MONEY MARKET               BOND                  EQUITY
                                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                           --------------------   ---------------------   -------------------
                                                             1996       1995        1996        1995        1996       1995
                                                           --------   ---------   ---------   ---------   --------   --------
From operations:
  Net investment income (loss)...........................  $ 14,005   $  17,046   $  42,462   $  39,877   $  4,186   $ (2,184)
  Net realized gain (loss) on investments................         0           0        (186)      3,624      7,734      4,084
  Net increase (decrease) in unrealized
    appreciation of investments..........................         0           0     (44,748)     66,019     54,162     75,352
                                                           --------   ---------   ---------   ---------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............................    14,005      17,046      (2,472)    109,520     66,082     77,252
                                                           --------   ---------   ---------   ---------   --------   --------
From unit transactions:
  Net proceeds from the issuance of units................    19,197     416,556      15,468       4,079     22,903     29,438
  Net asset value of units redeemed or
    used to meet contract obligations....................   (27,513)   (469,730)   (276,029)   (140,292)   (12,801)   (19,982)
                                                           --------   ---------   ---------   ---------   --------   --------
Net increase (decrease) from unit transactions...........    (8,316)    (53,174)   (260,561)   (136,213)    10,102      9,456
                                                           --------   ---------   ---------   ---------   --------   --------
Net increase (decrease) in net assets....................     5,689     (36,128)   (263,033)    (26,693)    76,184     86,708
Net assets beginning of year.............................   438,096     474,224     832,153     858,846    294,259    207,551
                                                           --------   ---------   ---------   ---------   --------   --------
Net assets end of year*..................................  $443,785   $ 438,096   $ 569,120   $ 832,153   $370,443   $294,259
                                                           ========    ========    ========    ========   ========   ========
Units outstanding beginning of year......................    33,665      37,816      51,825      60,890     10,944     10,593
Units issued during the year.............................     1,448      32,841         650         274        894      1,189
Units redeemed during the year...........................    (2,072)    (36,992)    (17,356)     (9,339)      (534)      (838)
                                                           --------   ---------   ---------   ---------   --------   --------
Units outstanding end of year............................    33,041      33,665      35,119      51,825     11,304     10,944
                                                           ========    ========    ========    ========   ========   ========

---------------
*Includes undistributed net investment income (loss) of:   $ 35,288   $  21,283   $  94,635   $  52,173   $  1,235   $ (2,951)


                                                                SMALL CAP                  MANAGED
                                                                SUBACCOUNT               SUBACCOUNT
                                                           --------------------   -------------------------
                                                             1996        1995        1996          1995
                                                           ---------   --------   -----------   -----------
From operations:
  Net investment income (loss)...........................  $  15,959   $ (2,938)  $    97,936   $   (70,749)
  Net realized gain (loss) on investments................     20,195      3,823       695,252       101,433
  Net increase (decrease) in unrealized
    appreciation of investments..........................     17,666     58,016     1,520,888     3,336,819
                                                           ---------   --------   -----------   -----------
Net increase (decrease) in net assets
  resulting from operations..............................     53,820     58,901     2,314,076     3,367,503
                                                           ---------   --------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of units................     10,778     59,056       301,963       514,537
  Net asset value of units redeemed or
    used to meet contract obligations....................   (174,121)   (60,028)   (1,630,402)     (465,075)
                                                           ---------   --------   -----------   -----------
Net increase (decrease) from unit transactions...........   (163,343)      (972)   (1,328,439)       49,462
                                                           ---------   --------   -----------   -----------
Net increase (decrease) in net assets....................   (109,523)    57,929       985,637     3,416,965
Net assets beginning of year.............................    450,059    392,130    11,058,091     7,641,126
                                                           ---------   --------   -----------   -----------
Net assets end of year*..................................  $ 340,536   $450,059   $12,043,728   $11,058,091
                                                            ========   ========    ==========    ==========
Units outstanding beginning of year......................     18,419     18,271       317,313       315,452
Units issued during the year.............................        484      2,780         8,688        17,915
Units redeemed during the year...........................     (7,020)    (2,632)      (41,074)      (16,054)
                                                           ---------   --------   -----------   -----------
Units outstanding end of year............................     11,883     18,419       284,927       317,313
                                                            ========   ========    ==========    ==========
---------------
*Includes undistributed net investment income (loss) of:   $  11,752   $ (4,207)  $      (968)  $   (98,904)

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly the Quest for Value Accumulation Trust) collectively, the "Funds". The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 66 to 98; 100 to 133; and 135 to 157; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset values of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on the amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1996 was $205,276.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1996 consist of the following:

                                EQUITY       EQUITY      INTERMEDIATE     LONG TERM                       MONEY        GOVERNMENT
                                GROWTH       INCOME       TERM BOND         BOND        DIVERSIFIED       MARKET       SECURITIES
                               PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                               ---------    ---------    ------------    -----------    -----------    ------------    ----------
Shares beginning of year:
  Shares....................       8,365       12,739        626,427         801,069        16,217       17,196,047       89,541
  Amount....................   $ 149,239    $ 190,930    $ 6,638,222     $ 9,666,493     $ 217,223     $ 17,196,047    $ 923,948
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Shares acquired:
  Shares....................           0           25        248,085         241,598         4,847       75,602,840      151,259
  Amount....................   $       0    $     528    $ 2,622,503     $ 2,991,042     $  77,905     $ 75,602,840    $1,555,796
Shares received for
  reinvestment of dividends:
  Shares....................           0           24              0               0             0          864,440            0
  Amount....................   $       0    $     494    $         0     $         0     $       0     $    864,440    $       0
Shares redeemed:
  Shares....................        (219)      (1,243)      (282,216)       (237,836)      (11,058)     (73,953,662)     (69,272)
  Amount....................   $  (2,832)   $ (16,191)   $(3,040,176)    $(3,033,049)    $(143,262)    $(73,953,662)   $(712,552)
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Net change:
  Shares....................        (219)      (1,194)       (34,131)          3,762        (6,211)       2,513,618       81,987
  Amount....................   $  (2,832)   $ (15,169)   $  (417,673)    $   (42,007)    $ (65,357)    $  2,513,618    $ 843,244
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Shares end of year:
  Shares....................       8,146       11,545        592,296         804,831        10,006       19,709,665      171,528
  Amount....................   $ 146,407    $ 175,761    $ 6,220,549     $ 9,624,486     $ 151,866     $ 19,709,665    $1,767,192
                                ========     ========    ===========      ==========     =========     ============    ===========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust, Inc. at cost, at December 31, 1996 consist of the following:

                                                                                                INTERNATIONAL    HIGH YIELD
                                                    EQUITY        SMALL CAP       MANAGED          GROWTH           BOND
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                  -----------    -----------    ------------    -------------    ----------
Shares beginning of year:
  Shares.......................................       917,330      1,051,027       5,329,045         347,622        201,105
  Amount.......................................   $17,549,548    $18,570,563    $119,918,497     $ 1,795,214     $1,055,403
                                                  -----------    -----------    ------------      ----------     ----------
Shares acquired:
  Shares.......................................       567,664        296,363       2,055,304         732,866        459,848
  Amount.......................................   $15,070,887    $ 5,809,168    $ 63,982,178     $ 4,150,735     $2,458,781
Shares received for reinvestment of dividends:
  Shares.......................................        16,728         17,731          62,427           3,527         30,679
  Amount.......................................   $   482,765    $   358,525    $  2,141,879     $    21,339     $  164,550
Shares redeemed:
  Shares.......................................      (210,410)      (270,146)     (1,009,885)       (108,624)      (112,694)
  Amount.......................................   $(3,642,989)   $(4,892,882)   $(20,536,112)    $  (527,867)    $ (585,639)
                                                  -----------    -----------    ------------      ----------     ----------
Net change:
  Shares.......................................       373,982         43,948       1,107,846         627,769        377,833
  Amount.......................................   $11,910,663    $ 1,274,811    $ 45,587,945     $ 3,644,207     $2,037,692
                                                  -----------    -----------    ------------      ----------     ----------
Shares end of year:
  Shares.......................................     1,291,312      1,094,975       6,436,891         975,391        578,938
  Amount.......................................   $29,460,211    $19,845,374    $165,506,442     $ 5,439,421     $3,093,095
                                                  ===========    ===========    ============      ==========     ==========

     Investments in OCC Accumulation Trust, Inc. at cost, at December 31, 1996 consist of the following:

                                                             MONEY
                                                            MARKET        BOND        EQUITY      SMALL CAP      MANAGED
                                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                           ---------    ---------    ---------    ---------    -----------
Shares beginning of year:
  Shares................................................     437,924       83,268       11,747      22,605         366,891
  Amount................................................   $ 437,924    $ 783,901    $ 224,035    $392,188     $ 8,074,354
                                                            --------    ---------     --------    ---------    -----------
Shares acquired:
  Shares................................................      27,064        1,048          979         615          13,865
  Amount................................................   $  27,064    $  10,749    $  27,239    $ 13,303     $   441,382
Shares received for reinvestment of dividends:
  Shares................................................      19,562        5,346          325       1,027           8,012
  Amount................................................   $  19,562    $  50,966    $   8,381    $ 20,174     $   247,649
Shares redeemed:
  Shares................................................     (40,765)     (29,754)        (732)     (9,186)        (56,160)
  Amount................................................   $ (40,765)   $(279,691)   $ (13,598)   $(160,666)   $(1,224,282)
                                                            --------    ---------     --------    ---------    -----------
Net change:
  Shares................................................       5,861      (23,360)         572      (7,544)        (34,283)
  Amount................................................   $   5,861    $(217,976)   $  22,022    $(127,189)   $  (535,251)
                                                            --------    ---------     --------    ---------    -----------
Shares end of year:
  Shares................................................     443,785       59,908       12,319      15,061         332,608
  Amount................................................   $ 443,785    $ 565,925    $ 246,057    $264,999     $ 7,539,103
                                                            ========    =========     ========    =========    ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account A:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account A (comprising, respectively, the MONY Series Fund, Inc.'s Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Money Market and Government Securities Subaccounts; the Enterprise Accumulation Trust's Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts; and the OCC Accumulation Trust's (formerly, the Quest for Value Accumulation Trust) Money Market, Bond, Equity, Small Cap, and Managed Subaccounts) as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account A as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                               MONY SERIES FUND, INC.

                               EQUITY GROWTH PORTFOLIO

     The outlook is for a continuation of slow growth and not much pricing power, and as a result, less certainty in the earnings outlook. In this kind of environment, the growth portfolio will be emphasizing sectors and companies that have earnings visibility. The earnings visibility can be the result of a change in the supply/demand characteristics of the product in the case of the energy sector. It can be caused by stronger growth overseas in the care of the multinational growth stocks or individual company dynamics in technology.

     The energy stocks have some defensive characteristics such as high yields and stable, predictable earnings. The increased price of oil and rising worldwide demand makes them offensive in either a slow U.S. economy, or one in which domestic demand is increasing. International oils, oil service and exploration companies are all being increased in weight. The multinational growth stocks were strong in 1996 and thus are at high valuations, but the power of established brands and products in overseas markets should keep earnings growing even in a slower U.S. economy. Soft drinks, drugs, household products and entertainment names are being emphasized. Finally, technology continues to be a major overweight. These stocks also did well last year, but individual company dynamics in a broad range of products and applications should continue to provide above average earnings growth.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
           EQUITY GROWTH PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD          MONY SERIES     S&P 500 IN-
    (FISCAL YEAR COVERED)         FUND, INC.          DEX
12/31/86                                 10000           10000
12/31/87                                 10895           10523
12/31/88                                 12205           12292
12/31/89                                 15967           16163
12/31/90                                 15736           15650
12/31/91                                 21190           20431
12/31/92                                 21012           21999
12/31/93                                 23062           24196
12/31/94                                 23552           24513
12/31/95                                 30747           33688
12/31/96                                 37188           41369

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR     5 YEARS     10 YEARS
------     -------     --------
20.95%     11.89%       13.98%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     The stock market has enjoyed two very strong years in a row. Everything has gone right and expectations are high. At the same time, if slow growth continues, earnings are at risk. In this environment a more cautious strategy with an increased emphasis on defensive names seems appropriate. The Equity Income Portfolio is by nature defensive to start with, increasing the less volatile sectors can increase the downside protection.

     There are several groups which could do well in both a slow growth or a stronger economy, if that occurs. One is energy. The stocks began to strengthen in the second half of 1996 as the oil price rose, and they finished the year strong. Their high dividend yields, stable and predictable earnings and moderate valuations make them defensive. In a stronger economy with increased demand for energy, they should participate in the upturn. The international oils are an overweight group in the Portfolio, and we have been adding to holdings of natural gas pipelines and utilities.

     The basic materials stocks also have high relative yields and low valuations. After underperforming last year, expectations are also low. If the U.S. or international economies should strengthen more than currently anticipated, these very economic sensitive names would become offensive. The capital goods stocks outperformed last year, but are not particularly extended and could offer the same opportunity as the basic materials. Positions have been slowly increased in aluminum, chemical, paper and forest products stocks.

     The strategy is to continue to be relatively fully invested to respect the power of the Portfolio inflows and not "fight the tape. "At the same time, however, this strategy recognizes that the market has already had a substantial move and may need to consolidate for awhile. Stocks with moderate valuations and low investor expectations could enhance the Portfolio's ability to ride out any correction.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
           EQUITY INCOME PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD          MONY SERIES     S&P 500 IN-
    (FISCAL YEAR COVERED)         FUND, INC.          DEX
12/31/86                                 10000           10000
12/31/87                                 10752           10523
12/31/88                                 12844           12292
12/31/89                                 15722           16163
12/31/90                                 14664           15650
12/31/91                                 17643           20431
12/31/92                                 19463           21999
12/31/93                                 22214           24196
12/31/94                                 22390           24513
12/31/95                                 29801           33688
12/31/96                                 35690           41369

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR     5 YEARS     10 YEARS
------     -------     --------
19.76%     15.13%       13.46%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U. S. Treasury and Corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 4.89 years as of December 31, 1996.

     For the quarter ended December 31, 1996, the Portfolio earned a total return of 2.33%, posting a one year total return of 3.69%. For the five and ten year periods ending December 31, 1996, the Portfolio earned an average annual total return of 6.21% and 7.07%, respectively.

     The bond market continued to rally in the last quarter of 1996, thereby improving on the meager third quarter returns posted by fixed income portfolios. Interest rates, as measured by the benchmark five year U.S. Treasury decreased 24 basis points from 6.45% at the beginning of the quarter to 6.21% on December 31, 1996.

     The year 1996 proved to be a very challenging and volatile period for the fixed income market. The year started on a bullish note, with expectations of a slowing economy that surprisingly reignited as demand unexpectedly accelerated in the first half of the year to later come to an abrupt halt in the third quarter. Consequently, the much anticipated Fed Funds rate hike never materialized and the market quickly turned bullish again to rally in the latter part of the year.

     We have a positive outlook for the bond market in 1997. We expect the U.S. economy to continue its slow to moderate growth and interest rates to remain stuck in a range, as they did in 1996. Fiscal policy is under control and should support the bond market. Inflation remains low and stable; however, the Federal Reserve will closely monitor it and act if necessary. Corporate bonds should continue to do well given the favorable market technicals and the strong credit fundamentals of American business.

     As of December 31, 1996, the Portfolio was invested in 21 corporate issuers, comprising 53% of total invested assets. U.S. Treasury issues make up 33% of the Portfolio with 9% in mortgaged-backed securities and the balance in cash equivalents. The average Moody's rating on issues in the Portfolio is Aa3, reflecting emphasis on higher quality debt issuers.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
      INTERMEDIATE TERM BOND PORTFOLIO AND TOTAL RETURN ON LEHMAN BROTHERS
                          INTERMEDIATE GOV/CORP INDEX

                                                    LEHMAN
                                                   BROTHERS
      MEASUREMENT PERIOD          MONY SERIES    GOV/CORP IN-
    (FISCAL YEAR COVERED)         FUND, INC.          DEX
12/31/86                                 10000           10000
12/31/87                                 10008           10366
12/31/88                                 10583           11057
12/31/89                                 11814           12469
12/31/90                                 12629           13612
12/31/91                                 14558           15602
12/31/92                                 15555           16720
12/31/93                                 16775           18190
12/31/94                                 16519           17839
12/31/95                                 18976           20574
12/31/96                                 19676           21407

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR     5 YEARS     10 YEARS
------     -------     --------
3.69%       6.21%        7.07%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and Corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income funds with shorter average maturities, with both the Portfolio's risk and potential return expected to be greater. The Portfolio had an average maturity of 21.1 years and a duration of 10.1 years as of December 31, 1996.

     For the year ended December 31, 1996, the Portfolio earned a total return of -0.31%. For the five and ten year periods ending December 31, 1996, the Portfolio earned an average annual rate of 8.62% and 9.04%, respectively.

     Treasury yields seemed to recover from a 125 basis point rise in yields at mid-year 1996 to close about 69 basis points down by year-end. Perceived growth in the economy and a Fed tightening of interest rates actually turned to a stable growth, low inflation environment. There was a stable but vocal Federal Reserve which added some volatility to the market place. Despite the choppiness in the Treasury market, the Corporate bond market performed very well and the risk premium or difference in yields between a corporate issue and a risk-free Treasury narrowed to historical lows. Corporate bonds benefited from strong corporate earnings, stable economic growth, and yield hungry domestic and foreign buyers.

     We see little reason for the economy to stray from recent trends: neither a boom nor a recession are on the horizon. Favorable corporate fundamental factors such as stable earnings and manageable debt burdens will continue to benefit the yield seeking buyer demand. With interest rates at the upper end of their recent range, bonds appear attractive.

     As of December 31, 1996, the Portfolio was invested in 30 corporate issuers, comprising 57% of total invested assets, U.S. Treasury issues represent 34%, with 8% in mortgage and asset-backed securities. The remaining 1% represents cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio which is Aa3.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC. LONG TERM BOND PORTFOLIO AND TOTAL RETURN ON LEHMAN BROTHERS LONG GOV/CORP INDEX

                                                    LEHMAN
                                                   BROTHERS
      MEASUREMENT PERIOD          MONY SERIES    GOV/CORP IN-
    (FISCAL YEAR COVERED)         FUND, INC.          DEX
12/31/86                                 10000           10000
12/31/87                                  9852            9916
12/31/88                                 10677           10881
12/31/89                                 12486           12789
12/31/90                                 13268           13614
12/31/91                                 15600           16273
12/31/92                                 16972           17661
12/31/93                                 19383           20515
12/31/94                                 18193           19061
12/31/95                                 23667           24769
12/31/96                                 23593           24804

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR      5 YEARS     10 YEARS
-------     -------     --------
(0.31)%      8.62%        9.04%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     Stocks were king again in 1996, pushing up at a remarkable pace for the second consecutive year: the S&P 500 Index (an unmanaged index of the largest corporations weighted by market capitalization) returned just over 20% setting new highs with unstoppable ease. Bonds paled in comparison: the benchmark Lehman Brothers Aggregate Bond Index (a broad based index comprised of government, corporate, asset-backed and mortgage-backed securities) had a return of only 2.90%, as continued strong growth pushed interest rates up and bond prices lower for most of the year.

     Investor demand for common stocks appears unsatisfiable, supported by good macroeconomic fundamentals, and corporate growth. Many valuation measures seem hopelessly out of touch. The question of whether we have entered a "new paradigm" -- a new age in valuing stocks, or whether an inevitable painful bear market will return, is one that will only be answered in time.

     Bond prices currently have no reason to move out of their broad trading range: steady but not robust economic growth coupled with low inflation should keep interest rates from straying too far from current levels.

     As of December 31, 1996, the Diversified Portfolio was invested 73% in common stocks, 16% in bonds, and 11% in money market equivalents.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
            DIVERSIFIED PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD          MONY SERIES     S&P 500 IN-
    (FISCAL YEAR COVERED)         FUND, INC.          DEX
12/31/86                                 10000           10000
12/31/87                                 10394           10523
12/31/88                                 11405           12292
12/31/89                                 13927           16163
12/31/90                                 14268           15650
12/31/91                                 17170           20431
12/31/92                                 17340           21999
12/31/93                                 19233           24196
12/31/94                                 19433           24513
12/31/95                                 24550           33688
12/31/96                                 28095           41369

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR     5 YEARS     10 YEARS
------     -------     --------
14.44%     10.36%       10.87%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 3.3 years as of December 31, 1996.

     For the year ended December 31, 1996, the Portfolio earned a total return of 3.62%. For the five year period ended December 31, 1996, the Portfolio earned an average annual return of 5.53%. For the period from May 1, 1991 through December 31, 1996, the Portfolio earned an average annual return of 6.59%.

     U.S. Treasury prices moved gradually downward over most of the year, although a rally in the fourth quarter helped bring positive returns for 1996 as a whole. The lift in rates and drop in price was caused by accelerating economic growth throughout the spring, led by business and consumer spending. The benchmark five year U.S. Treasury Note closed the year priced to yield 6.21%, after starting in January at a 5.24% yield. By year-end, the market seemed range bound, calmed by continued healthy, but non-inflationary, economic growth.

     We see little reason for the economy to stray from recent trends; neither a boom nor a recession are on the horizon. With interest rates at the upper end of their recent range, bonds appear attractive.

     The Portfolio is currently invested 100% in U.S. Treasury and Agency Obligations.

     Investments made in the Government Securities Portfolio are not insured nor guaranteed by the Government.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
  GOVERNMENT SECURITIES PORTFOLIO FROM INCEPTION (5/1/91) THROUGH 12/31/96 AND
       TOTAL RETURN ON LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

                                                    LEHMAN
                                                 BROTHERS IN-
                                                  TERMEDIATE
      MEASUREMENT PERIOD          MONY SERIES      GOV BOND
    (FISCAL YEAR COVERED)         FUND, INC.         INDEX
5/1/91                                   10000           10000
12/31/91                                 10970           11411
12/31/92                                 11739           12202
12/31/93                                 12699           13199
12/31/94                                 12490           12968
12/31/95                                 13856           14836
12/31/96                                 14358           15439

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR     5 YEARS     SINCE MAY 1, 1991
------     -------     -----------------
3.62%       5.53%            6.59%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     The Federal Reserve appears to have been very pleased with the soft landing of the economy in 1996 that resulted from their interest rate changes in 1995. With the one last tweak of interest rates in early 1996, placing the Fed Funds rate at 5.25%, the Fed has sat back and watched the economy show overall moderate growth through the past year. Employment and wages remain strong, but have not skyrocketed out of control. Consumers have generally been restrained although somewhat more optimistic in their buying patterns this year as housing sales were sluggish until rates dropped toward the end of 1996, and as consumers made only moderate increases in Christmas purchases.

     The economy continues on its relatively steady moderate growth path. Federal Reserve members are watching closely for a turn in the economy one way or the other but overall, they seem to be relatively happy with the current economic course. With no pitfalls in sight, we expect the Fed to remain steady with interest rates through most of 1997. Late 1996 data may provide information that will lead to a very modest change in interest rates as another preemptive move by the Fed.

     The interest rate curve remains relatively flat. Investors are predicting a steady course in interest rates by the Federal Reserve. We are therefore generally running an average portfolio maturity of 45 days, while taking advantage of market anomalies that periodically occur in one particular maturity or another. As of December 31, 1996, the average maturity was 27 days, shorter than usual to take advantage of the year-end spike in short maturity interest rates.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30 to 90 day maturities to provide flexibility to respond to any changes in the market place without sacrificing current income.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. Government. There is no assurance that the Portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                                  SHARES                    (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.7%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.0%
  Boeing Co.                                  200             $        21,275
                                                          -------------------
AIR TRANSPORTATION -- 4.3%
  AMR Corp.*                                  300                      26,438
  Delta Airlines Inc.                         400                      28,350
  UAL Corp.*                                  600                      37,500
                                                          -------------------
                                                                       92,288
                                                          -------------------
AUTOMOBILES -- 1.6%
  Chrysler Corp.                              400                      13,200
  Ford Motor Co.                              300                       9,563
  General Motors Corp.                        200                      11,150
                                                          -------------------
                                                                       33,913
                                                          -------------------
BANKS/MAJOR -- 4.5%
  BankAmerica Corp.                           400                      39,900
  Chase Manhattan Corp.                       300                      26,775
  Citicorp                                    300                      30,900
                                                          -------------------
                                                                       97,575
                                                          -------------------
BANKS/REGIONAL -- 2.3%
  Banc One Corp.                              500                      21,500
  Wells Fargo & Co.                           100                      26,975
                                                          -------------------
                                                                       48,475
                                                          -------------------
BEVERAGES-SOFT DRINKS -- 2.0%
  Coca-Cola Co.                               800                      42,100
                                                          -------------------
BIO-TECHNOLOGIES -- 1.0%
  Amgen, Inc.*                                400                      21,750
                                                          -------------------
CHEMICALS -- 3.0%
  du Pont (E.I.) de Nemours &
    Co.                                       300                      28,313
  Hercules, Inc.                              400                      17,300
  Monsanto, Co.                               500                      19,438
                                                          -------------------
                                                                       65,051
                                                          -------------------
COSMETICS -- 1.1%
  Gillette Company                            300                      23,325
                                                          -------------------
DRUGS -- 8.8%
  Bristol Myers Squibb Co.                    200                      21,750
  Lilly(Eli) & Co.                            400                      29,200
  Merck & Co., Inc.                           300                      23,775
  Pfizer Inc.                                 300                      24,863
  Pharmaceutical Product
    Development Corp.*                        500                      12,625
  Schering-Plough Corp.                       200                      12,950
  Smithkline-Beecham, PLC, ADR+               500                      34,000
  Warner Lambert Co.                          400                      30,000
                                                          -------------------
                                                                      189,163
                                                          -------------------
ELECTRICAL EQUIPMENT -- 4.1%
  Emerson Electric Co.                        300                      29,025
  General Electric Co.                        600                      59,325
                                                          -------------------
                                                                       88,350
                                                          -------------------
ELECTRONICS -- 6.5%
  AMP, Inc.                                   500             $        19,188
  Applied Materials, Inc.*                    300                      10,781
  Hewlett-Packard Co.                         400                      20,100
  Intel Corp.                                 400                      52,375
  Motorola, Inc.                              200                      12,275
  Texas Instruments, Inc.                     400                      25,500
                                                          -------------------
                                                                      140,219
                                                          -------------------
ENTERTAINMENT -- 3.0%
  Disney (Walt) Co.                           400                      27,850
  Time Warner, Inc.                           500                      18,750
  Viacom, Inc. Class (B)*                     500                      17,438
                                                          -------------------
                                                                       64,038
                                                          -------------------
FINANCIAL SERVICES -- 2.0%
  Federal Home Loan Mortgage
    Corp.                                     200                      22,025
  Federal National Mortgage
    Assn.                                     600                      22,350
                                                          -------------------
                                                                       44,375
                                                          -------------------
HOSPITAL MANAGEMENT -- 3.3%
  Columbia/HCA Healthcare Corp.               450                      18,338
  Oxford Health Plans, Inc.*                  200                      11,712
  Sunrise Assisted Living, Inc.*            1,000                      27,875
  United Healthcare Corp.                     300                      13,500
                                                          -------------------
                                                                       71,425
                                                          -------------------
HOSPITAL SUPPLIES -- 1.4%
  Johnson & Johnson                           600                      29,850
                                                          -------------------
INSURANCE -- 4.1%
  Aetna Inc.                                  300                      24,000
  American International Group,
    Inc.                                      300                      32,475
  General Re Corp.                            200                      31,550
                                                          -------------------
                                                                       88,025
                                                          -------------------
MACHINERY -- 4.0%
  Case Corp.                                  300                      16,350
  Caterpillar, Inc.                           300                      22,575
  Deere & Co.                                 600                      24,375
  Ingersoll-Rand Co.                          500                      22,250
                                                          -------------------
                                                                       85,550
                                                          -------------------
MACHINERY & CONSTRUCTION -- .6%
  Fluor Corp.                                 200                      12,550
                                                          -------------------
METALS -- .9%
  Aluminum Company Of America                 300                      19,125
                                                          -------------------
OFFICE & BUSINESS EQUIP. -- 9.1%
  Compaq Computer Corp.*                      400                      29,700
  Electronic Data Systems Corp.               400                      17,300
  Inference Corp. Class (A)*                1,000                       7,250
  International Business
    Machines Corp.                            300                      45,300
  Micron Technology Inc.                      500                      14,563
  Microsoft, Corp.*                           400                      33,050
  Oracle Corp.*                               700                      29,225
  Sun Microsystems Inc.*                      800                      20,550
                                                          -------------------
                                                                      196,938
                                                          -------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                                  SHARES                  (NOTE 2)
--------------------------------------------------------------------------------

OIL -- DOMESTIC -- 3.1%
  Amoco, Corp.                                200             $        16,100
  Anadarko Pete Co.                           200                      12,950
  Atlantic Richfield Co.                      100                      13,250
  British Petroleum, PLC. ADR+                101                      14,279
  Burlington Resources                        200                      10,075
                                                          -------------------
                                                                       66,654
                                                          -------------------
OIL -- INTERNATIONAL -- 5.0%
  Chevron, Corp.                              400                      26,000
  Exxon Corp.                                 200                      19,600
  Mobil Corp.                                 200                      24,450
  Royal Dutch Petroleum Co.                   100                      17,075
  Texaco, Inc.                                200                      19,625
                                                          -------------------
                                                                      106,750
                                                          -------------------
OIL -- SERVICES -- 7.4%
  Baker Hughes, Inc.                          600                      20,700
  Energy Ventures Inc.                      1,000                      50,875
  Fort Howard Corp.*                          400                      11,075
  Schlumberger Limited                        300                      29,963
  Trico Marine Services, Inc.               1,000                      48,000
                                                          -------------------
                                                                      160,613
                                                          -------------------
PAPER -- .6%
  International Paper Co.                     300                      12,113
                                                          -------------------
RESTAURANTS -- .8%
  McDonald's Corp.                            400                      18,100
                                                          -------------------
SPECIALTY RETAILERS -- 2.7%
  Abercrombie & Fitch*                        100                       1,650
  Gap (The), Inc.                             600                      18,075
  Nautica Enterprises, Inc.*                  800                      20,200
  Tommy Hilfiger Corp.*                       400                      19,200
                                                          -------------------
                                                                       59,125
                                                          -------------------
SOAPS -- 1.0%
  Procter & Gamble Inc.                       200                      21,500
                                                          -------------------
TELECOMMUNICATIONS -- 1.5%
  Octel Communications Corp.*                 400                       7,000
  Worldcom Inc.*                            1,000                      26,062
                                                          -------------------
                                                                       33,062
                                                          -------------------
TELECOMMUNICATIONS-
  EQUIPMENT -- 3.0%
  Cabletron Systems, Inc.*                    600             $        19,950
  Cisco Systems, Inc.*                        500                      31,813
  Teleport Communications, Inc.*              400                      12,200
                                                          -------------------
                                                                       63,963
                                                          -------------------
TOBACCO -- 1.0%
  Philip Morris Cos., Inc.                    200                      22,519
                                                          -------------------
TOTAL COMMON STOCKS
(COST $1,446,496)                                             $     2,039,759
-----------------------------------------------------------------------------

                                    PRINCIPAL AMOUNT
                                   -------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.6%
-----------------------------------------------------------------------------
Federal Home Loan Mortgage
  Corp.,
  5.45%, due 01/17/97 (cost
  $99,758)                               $100,000             $        99,758
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $1,546,254) 99.3%                                       $     2,139,517
OTHER ASSETS LESS LIABILITIES -- .7%                                   15,152
-----------------------------------------------------------------------------
NET ASSETS 100.0%                                             $     2,154,669
===============================================================
The aggregate cost of securities for federal income tax purposes at December
  31, 1996 is $1,551,381.
    The following amounts are based on costs for federal income tax purposes.
        Aggregate gross unrealized appreciation               $       605,252
        Aggregate gross unrealized depreciation                       (17,116)
                                                          -------------------
        Net unrealized appreciation                           $       588,136
                                                                    =========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+ American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                                  SHARES                  (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.9%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.2%
  Northrop Grumman Corp.                   2,500             $       206,875
  United Technologies Corp.                3,000                     198,000
                                                                  ----------
                                                                     404,875
                                                                  ----------
AUTOMOBILES -- 1.4%
  Chrysler Corp.                           2,000                      66,000
  Ford Motor Co.                           2,500                      79,688
  General Motors Corp.                     2,000                     111,500
                                                                  ----------
                                                                     257,188
                                                                  ----------
AUTOMOTIVE PARTS -- 1.8%
  Dana Corp.                               6,000                     195,750
  Eaton Corp.                              2,000                     139,500
                                                                  ----------
                                                                     335,250
                                                                  ----------
BANKS/MONEY CENTERS -- 4.4%
  Bank of New York Co., Inc.               4,000                     135,000
  BankAmerica Corp.                        2,800                     279,300
  Bankers Trust New York Corp.             2,000                     172,500
  Chase Manhattan Corp.                    2,500                     223,125
                                                                  ----------
                                                                     809,925
                                                                  ----------
BANKS/REGIONAL -- 4.6%
  Banc One Corp.                           4,000                     172,000
  First Union Corp.                        3,000                     222,000
  NationsBank Corp.                        2,000                     195,500
  Wells Fargo & Co.                        1,000                     269,750
                                                                  ----------
                                                                     859,250
                                                                  ----------
CHEMICALS -- 4.1%
  Dow Chemical Co.                         2,000                     156,750
  du Pont (E.I.) de Nemours
    & Co.                                  2,000                     188,750
  Monsanto Co.                             7,000                     272,125
  Olin Corp.                               4,000                     150,500
                                                                  ----------
                                                                     768,125
                                                                  ----------
CONGLOMERATES -- 4.5%
  GATX Corp.                               2,000                      97,000
  General Signal Corp.                     4,000                     171,000
  Harsco Corp.                             2,000                     137,000
  Ogden Corp.                              8,000                     150,000
  Tenneco                                  2,000                      90,250
  Textron Inc.                             2,000                     188,500
                                                                  ----------
                                                                     833,750
                                                                  ----------
COSMETICS -- 1.5%
  Avon Products, Inc.                      5,000                     285,625
                                                                  ----------
DRUGS -- 9.4%
  American Home Products Corp.             3,000                     175,875
  Baxter International, Inc.               3,000                     123,000
  Bristol Myers Squibb Co.                 1,500                     163,125
  Lilly (Eli) & Co.                        3,000                     219,000
  Merck and Co., Inc.                      3,000                     237,750
  Pfizer Inc.                              1,500                     124,313
  Schering-Plough Corp.                    2,000                     129,500
  Smithkline Beecham P.L.C.                4,000                     272,000
  Warner Lambert Co.                       4,000                     300,000
                                                                  ----------
                                                                   1,744,563
                                                                  ----------
ELECTRICAL EQUIPMENT -- 4.0%
  Emerson Electric Co.                     3,000             $       290,250
  General Electric Co.                     4,500                     444,938
                                                                  ----------
                                                                     735,188
                                                                  ----------
ELECTRONICS -- 3.1%
  AMP Inc.                                 5,000                     191,875
  Honeywell Inc.                           3,000                     197,250
  Thomas & Betts Corp.                     4,000                     177,500
                                                                  ----------
                                                                     566,625
                                                                  ----------
FOREST PRODUCTS -- 1.2%
  Georgia Pacific Corp.                    1,500                     108,000
  Weyerhaeuser Co.                         2,500                     118,437
                                                                  ----------
                                                                     226,437
                                                                  ----------
INSURANCE -- 3.7%
  Aetna Inc.                               2,400                     192,000
  Allstate Corp.                           3,000                     173,625
  CIGNA Corp.                              1,500                     204,938
  Lincoln National Corp.                   2,500                     131,250
                                                                  ----------
                                                                     701,813
                                                                  ----------
MACHINERY -- 3.3%
  Cooper Industries, Inc.                  3,000                     126,375
  Deere & Co.                              5,000                     203,125
  Goulds Pumps, Inc.                       4,000                      91,748
  Timken Co.                               4,000                     183,500
                                                                  ----------
                                                                     604,748
                                                                  ----------
METALS -- 2.1%
  Carpenter Technology Corp.               2,000                      73,250
  Freeport McMoRan Copper &
    Gold, Inc.                             3,000                      84,375
  Phelps Dodge Corp.                       1,000                      67,500
  Reynolds Metals Co.                      2,000                     112,750
  USX-U.S. Steel                           1,500                      47,063
                                                                  ----------
                                                                     384,938
                                                                  ----------
MISCELLANEOUS -- 1.1%
  Minnesota Mining &
    Manufacturing Co.                      2,500                     207,188
                                                                  ----------
MISCELLANEOUS FINANCE -- 2.0%
  American Express Co.                     4,000                     226,000
  Federal National Mortgage
    Assn.                                  4,000                     149,000
                                                                  ----------
                                                                     375,000
                                                                  ----------
NATURAL GAS DIVERSIFIED -- 3.5%
  Consolidated Natural Gas Co.             3,000                     165,750
  El Paso Natural Gas                      3,186                     160,893
  Questar Corp.                            4,000                     147,000
  Sonat Inc.                               3,500                     180,250
                                                                  ----------
                                                                     653,893
                                                                  ----------
OFFICE & BUSINESS
  EQUIPMENT -- 1.9%
  Pitney-Bowes, Inc.                       3,500                     190,750
  Xerox Corp.                              3,000                     157,875
                                                                  ----------
                                                                     348,625
                                                                  ----------
OIL -- DOMESTIC -- 1.9%
  Amoco, Corp.                             2,000                     161,000
  Atlantic Richfield Co.                   1,500                     198,750
                                                                  ----------
                                                                     359,750
                                                                  ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                                  SHARES                  (NOTE 2)
--------------------------------------------------------------------------------

OIL -- INTERNATIONAL -- 7.1%
  British Petroleum                         1,713        $           242,175
  Chevron, Corp.                           3,000                     195,000
  Exxon Corp.                              2,000                     196,000
  Mobil Corp.                              1,500                     183,375
  Royal Dutch Petroleum Co.                1,500                     256,125
  Texaco, Inc.                             2,500                     245,313
                                                                  ----------
                                                                   1,317,988
                                                                  ----------
OIL -- SERVICE &
  DRILLING -- 2.3%
  Dresser Industries Inc.                  5,000                     155,000
  Williams (The) Companies,
    Inc.                                   7,500                     281,250
                                                                  ----------
                                                                     436,250
                                                                  ----------
PAPER -- 1.2%
  International Paper Co.                  2,500                     100,938
  Union Camp Corp.                         2,500                     119,375
                                                                  ----------
                                                                     220,313
                                                                  ----------
PHOTOGRAPHY -- 1.3%
  Eastman Kodak Co.                        3,000                     240,750
                                                                  ----------
PUBLISHING -- 1.3%
  Dun & Bradstreet Corp.                   2,500                      59,375
  McGraw-Hill Companies, Inc.              4,000                     184,500
                                                                  ----------
                                                                     243,875
                                                                  ----------
RAILROADS -- 2.2%
  Conrail Inc.                             1,148                     114,370
  Norfolk Southern Corp.                   2,000                     175,000
  Union Pacific Co.                        2,000                     120,250
                                                                  ----------
                                                                     409,620
                                                                  ----------
REAL ESTATE -- 4.9%
  Avalon Properties Inc.                   2,000                      57,500
  Bay Apartment Community, Inc.            2,000                      72,000
  Crescent Real Estate                     1,500                      79,125
  Developers Diversified Realty            2,000                      74,250
  Equity Residential Properties
    Trust                                  2,000                      82,500
  Felcor Suite Hotels Inc.                 3,500                     123,813
  Health Care Property
    Investors, Inc.                        5,000                     175,000
  Healthcare Realty Trust                  2,000                      53,000
  Irvine Apartment Communities,
    Inc.                                   3,000                      75,000
  Meditrust                                1,000                      40,000
  Redwood Trust Inc.                       2,000                      74,500
                                                                  ----------
                                                                     906,688
                                                                  ----------
SAVINGS & LOAN -- 2.0%
  Ahmanson (H.F.) & Co.                    6,000                     195,000
  Great Western Financial Corp.            6,000                     174,000
                                                                  ----------
                                                                     369,000
                                                                  ----------
SOAPS -- 1.2%
  Colgate Palmolive Co.                    2,500                     230,625
                                                                  ----------
TELECOMMUNICATIONS
  EQUIPMENT -- 1.1%
  Harris Corp.                             3,000                     205,875
                                                                  ----------
TOBACCO -- 2.2%
  American Brands Inc.                     3,500             $       173,688
  Philip Morris Companies, Inc.            2,000                     225,250
                                                                  ----------
                                                                     398,938
                                                                  ----------
UTILITIES -- ELECTRIC -- 2.8%
  American Electric Power Co.,
    Inc.                                   3,000                     123,375
  Carolina Power & Light Co.               4,000                     146,000
  FPL Group, Inc.                          3,000                     138,000
  Southern Co.                             5,000                     113,125
                                                                  ----------
                                                                     520,500
                                                                  ----------
UTILITIES -- TELEPHONE -- 6.6%
  Ameritech Corp.                          2,500                     151,562
  Bell Atlantic Corp.                      2,000                     129,500
  Bellsouth Corp.                          3,500                     141,313
  GTE Corp.                                3,000                     136,500
  NYNEX Corp.                              2,000                      96,250
  Pacific Telesis Group                    5,000                     183,750
  SBC Communications Inc.                  2,500                     129,375
  Sprint, Corp.                            4,000                     159,500
  U.S. West Communications Inc.            3,000                      96,745
                                                                  ----------
                                                                   1,224,495
                                                                  ----------
TOTAL COMMON STOCKS
(COST $12,828,460)                                           $    18,187,673

                                   PRINCIPAL AMOUNT
                                  -------------------
COMMERCIAL PAPER -- 1.3%
American Express Co., 5.38%,
  due 01/29/97                         $ 100,000             $        99,582
General Electric Co., 5.50%,
  due 01/27/97                           150,000                     149,404
                                                                  ----------
TOTAL COMMERCIAL PAPER
(COST $248,986)                                              $       248,986
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
Federal Home Loan Mortgage
  Corp.,
  5.45%, due 01/17/97
  (cost $199,516)                      $ 200,000             $       199,516
TOTAL INVESTMENTS
(COST $13,276,962) 100.3%                                    $    18,636,175
OTHER ASSETS LESS LIABILITIES -- (.3%)                               (63,828)
NET ASSETS 100.0%                                            $    18,572,347
The aggregate cost of securities for federal income tax purpose at December
  31, 1996 is $13,265,982.
    The following amounts are based on costs for federal income tax purposes:
        Aggregate gross unrealized appreciation              $     5,446,647
        Aggregate gross unrealized depreciation                      (76,454)
                                                                  ----------
        Net unrealized appreciation                          $     5,370,193
                                                                  ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                         PRINCIPAL AMOUNT                 (NOTE 2)
--------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 52.3%
---------------------------------------------------------------
Associates Corp. of North America,
  6.00%, due 06/15/00                   $1,000,000         $      985,270
Bank of Boston,
  6.625%, due 02/01/04                   1,000,000                978,540
Bear Stearns Co. Inc.,
  7.25%, due 10/15/06                    1,000,000              1,004,010
British Columbia, Province of,
  7.25%, due 09/01/36                    1,000,000              1,015,650
Chase Manhattan Corp.,
  6.75%, due 08/15/08                    1,000,000                967,500
Chemical Master Credit Card Trust,
  5.98%, due 12/15/08                    1,000,000                948,980
Commonwealth Edison Co.,
  7.00%, due 07/01/05                    1,000,000                981,930
Connecticut Light & Power Co.,
  7.25%, due 07/01/99                    1,000,000              1,004,570
First Chicago Corp.,
  9.00%, due 06/15/99                    1,000,000              1,059,570
First Data Corp.,
  6.75%, due 07/15/05                    1,000,000                988,050
General Electric Capital Corp.,
  6.66%, due 05/01/18                    1,000,000              1,007,540
General Motors Acceptance Corp.,
  7.125%, due 05/01/03                   1,000,000              1,011,260
Hertz Corp., senior sub.,
  10.125%, due 03/01/97                  1,000,000              1,006,630
Laidlaw Inc.,
  7.70%, due 08/15/02                    1,000,000              1,038,530
Lockheed Martin Corp.,
  6.55%, due 05/15/99                    1,000,000              1,003,910
National Rural Utilities,
  6.75%, due 09/01/01                    1,000,000              1,008,290
Occidental Petroleum Corp.,
  7.08%, due 01/12/98                    1,000,000              1,010,600
Philip Morris Companies, Inc.,
  6.80%, due 12/01/03                    1,000,000                985,490
Potomac Edison Co.,
  8.00%, due 06/01/06                    1,000,000              1,022,510
Provident Bank,
  6.375%, due 01/15/04                   1,000,000                957,580
Structured Asset Securities Co.,
  5.944%, due 02/25/28                     980,000                960,851
                                                         ----------------
TOTAL CORPORATE BONDS AND NOTES
(COST $20,974,209)                                         $   20,947,261
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
-------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  5.44%, due 01/06/97                   $  100,000         $       99,924
Federal Home Loan Mortgage Corp.,
  5.42%, due 01/06/97                      150,000                149,887
Federal Home Loan Mortgage Corp.,
  5.33%, due 01/07/97                      100,000                 99,912
Federal Home Loan Mortgage Corp.,
  5.30%, due 01/13/97                      100,000                 99,823
Federal Home Loan Mortgage Corp.,
  REMIC, Series 1574,
  6.50%, due 02/15/21                    2,000,000              1,958,140
Federal National Mortgage Assn.,
  REMIC, Trust 94-75,
  7.00%, due 01/25/03                    1,000,000              1,008,790
                                                         ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $3,399,403)                                          $    3,416,476
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.5%
-------------------------------------------------------------------------
U.S. Treasury Notes,
  6.125%, due 05/31/97                  $2,000,000         $    2,003,120
U.S. Treasury Notes,
  7.375%, due 11/15/97                   1,000,000              1,011,560
U.S. Treasury Notes,
  4.750%, due 09/30/98                   2,000,000              1,961,860
U.S. Treasury Notes,
  4.750%, due 10/31/98                   1,000,000                980,000
U.S. Treasury Notes,
  5.875%, due 10/31/98                   2,000,000              1,997,500
U.S. Treasury Notes,
  6.875%, due 07/31/99                   2,000,000              2,040,620
U.S. Treasury Notes,
  5.875%, due 11/15/99                   1,000,000                995,930
U.S. Treasury Notes,
  7.125%, due 02/29/00                   1,000,000              1,029,370
U.S. Treasury Notes,
  6.375%, due 08/15/02                   1,000,000              1,006,560
                                                         ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $13,048,252)                                         $   13,026,520
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.1%
-------------------------------------------------------------------------
American Express Co.,
  5.32%, due 01/02/97                   $1,000,000         $      999,852
American Express Co.,
  5.38%, due 01/29/97                       50,000                 49,791
CIT Group Holdings Inc.,
  5.33%, due 01/06/97                       75,000                 74,945
CIT Group Holdings Inc.,
  5.35%, due 02/25/97                      250,000                247,957
General Electric Co.,
  5.31%, due 01/13/97                      100,000                 99,820
General Electric Co.,
  5.32%, due 01/16/97                      100,000                 99,771
General Electric Co.,
  5.50%, due 01/27/97                      150,000                149,404
Weyerhaeuser Co.,
  5.90%, due 01/07/97                      300,000                299,705
                                                         ----------------
TOTAL COMMERCIAL PAPER
(COST $2,021,255)                                          $    2,021,245
-------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $39,443,119) 98.4%                                   $   39,411,502
OTHER ASSETS LESS LIABILITIES -- 1.6%                             633,751
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                       $   40,045,253
===============================================================
The aggregate cost of securities for federal income tax purpose at
  December 31, 1996 is $39,443,119.
    The following amounts are based on costs for federal income tax purposes:
        Aggregate gross unrealized appreciation            $      274,347
        Aggregate gross unrealized depreciation                  (305,964)
                                                         ----------------
        Net unrealized depreciation                        $      (31,617)
                                                               ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                         PRINCIPAL AMOUNT                 (NOTE 2)
--------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 56.0%
-------------------------------------------------------------------------
Aetna Services Inc.,
  7.625%, due 08/15/26                 $  1,000,000        $    1,008,680
Allegiance Corp.,
  7.800%, due 10/15/16                    1,000,000             1,005,550
Apache Corp.,
  7.700%, due 03/15/26                    1,000,000             1,018,120
Boeing Co.,
  8.625%, due 11/15/31                    1,000,000             1,174,230
British Columbia, Province of,
  7.250%, due 09/01/36                    1,000,000             1,015,650
Capita Equipment Receivable
  Trust 1996-1,
  6.570%, due 03/15/01                    1,000,000             1,001,820
Chase Manhattan Corp.,
  6.750%, due 08/15/08                    1,000,000               967,500
Columbia/HCA Healthcare Corp.,
  7.690%, due 06/15/25                    1,000,000             1,026,250
Commonwealth Edison Co.,
  7.000%, due 07/01/05                    1,000,000               981,930
Crown Cork and Seal Co. Inc.,
  7.375%, due 12/15/26                    1,000,000               980,660
Dow Capital BV,
  9.200%, due 06/01/10                    2,000,000             2,314,580
General Electric Capital Corp.,
  8.300%, due 09/20/09                    2,000,000             2,252,200
General Motors Corp.,
  7.000%, due 06/15/03                    1,000,000             1,007,680
GTE South Corp.,
  7.500%, due 03/15/26                    1,000,000               988,360
Hydro-Quebec,
  8.500%, due 12/01/29                    1,000,000             1,109,440
International Bank for
  Reconstruction & Development,
  8.875%, due 03/01/26                    1,000,000             1,216,430
James River Corp.,
  7.750%, due 11/15/23                    1,000,000               987,090
Laidlaw Inc.,
  7.875%, due 04/15/05                    1,000,000             1,045,520
Legrand SA,
  8.500%, due 02/15/25                    1,000,000             1,117,350
Lockheed Martin Corp.,
  7.650%, due 05/01/16                    1,000,000             1,026,010
Millennium America Co.,
  7.625%, due 11/15/26                    1,000,000               974,280
National City Bank of Cleveland,
  7.250%, due 07/15/10                    1,000,000             1,008,250
Philip Morris Companies Inc.,
  7.250%, due 09/15/01                    1,000,000             1,015,610
Procter & Gamble Corp.,
  6.450%, due 01/15/26                    1,000,000               906,740
Provident Bank of Cincinnati,
  6.375%, due 01/15/04                    1,000,000               957,580
Rohm & Haas Co.,
  9.500%, due 04/01/21                    1,000,000             1,132,620
Seagram (J.E.) & Sons Inc.,
  9.650%, due 08/15/18                    1,000,000             1,239,390
Smurfit Capital Funding PLC,
  7.500%, due 11/20/25                    1,000,000               974,560
Swiss Bank Corp.,
  7.750%, due 09/01/26                    2,000,000             2,066,700
Texaco Capital, Inc.,
  9.750%, due 03/15/20                 $  1,000,000        $    1,267,350
                                                         ----------------
TOTAL CORPORATE BONDS AND NOTES
(COST $33,770,244)                                         $   34,788,130
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
-------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  6.850%, due 01/15/22                 $  1,000,000        $      994,890
Federal Home Loan Mortgage Corp.,
  5.450%, due 01/17/97                      350,000               349,152
Federal National Mortgage Assn.,
  5.430%, due 01/17/97                      900,000               897,828
Federal National Mortgage Assn.,
  REMIC, Trust 92-198,
  7.500%, due 09/25/22                    2,000,000             2,039,480
Student Loan Marketing Assn.,
  5.950%, due 07/27/09                    1,000,000             1,002,695
                                                         ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $5,006,199)                                          $    5,284,045
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 33.3%
-------------------------------------------------------------------------
U.S. Treasury Notes,
  6.250%, due 10/31/01                 $    500,000        $      500,310
U.S. Treasury Notes,
  6.500%, due 10/15/06                      500,000               502,811
U.S. Treasury Notes,
  6.875%, due 08/15/25                    1,500,000             1,528,590
U.S. Treasury Notes,
  7.625%, due 02/15/25                    9,500,000            10,547,945
U.S. Treasury Notes,
  7.750%, due 12/31/99                      500,000               522,810
U.S. Treasury Notes,
  7.875%, due 02/15/21                    2,500,000             2,824,200
U.S. Treasury Notes,
  8.750%, due 08/15/20                    1,000,000             1,231,250
U.S. Treasury Strip,
  0.000%, due 05/18/18                   12,900,000             2,990,220
                                                         ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $20,384,869)                                         $   20,648,136
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%
-------------------------------------------------------------------------
Household International Corp.,
  5.45%, due 01/14/97
  (COST $249,508)                      $    250,000        $      249,508
-------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $59,410,820) 98.2%                                   $   60,969,819
OTHER ASSETS LESS LIABILITIES -- 1.8%                           1,128,998
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                       $   62,098,817
===============================================================
The aggregate cost of securities for federal income tax purposes at
  December 31, 1996 is $59,410,820.
    The following amounts are based on costs for federal income tax purposes:
        Aggregate gross unrealized appreciation            $    2,159,082
        Aggregate gross unrealized depreciation                  (600,083)
                                                         ----------------
        Net unrealized appreciation                        $    1,558,999
                                                               ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                                  SHARES                  (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCK -- 72.8%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.0%
  Boeing Co.                                   300           $      31,913
                                                          ----------------
AIR TRANSPORTATION -- 3.4%
  AMR Corp.*                                   400                  35,250
  Delta Airlines Inc.                          600                  42,525
  UAL Corp.*                                   600                  37,500
                                                          ----------------
                                                                   115,275
                                                          ----------------
AUTOMOBILES -- 1.3%
  Chrysler Corp.                               400                  13,200
  Ford Motor Co.                               400                  12,750
  General Motors Corp.                         300                  16,725
                                                          ----------------
                                                                    42,675
                                                          ----------------
BANKS/MAJOR -- 2.6%
  BankAmerica Corp.                            600                  59,850
  Chase Manhattan Corp.                        300                  26,775
                                                          ----------------
                                                                    86,625
                                                          ----------------
BANKS/REGIONAL -- 2.8%
  Banc One Corp.                               600                  25,800
  Citicorp                                     400                  41,200
  Wells Fargo & Co.                            100                  26,975
                                                          ----------------
                                                                    93,975
                                                          ----------------
BIO-TECHNOLOGIES -- 1.0%
  Amgen Inc.*                                  600                  32,625
                                                          ----------------
CHEMICALS -- 2.7%
  du Pont (E.I.) de Nemours & Co.              300                  28,313
  Hercules, Inc.                               500                  21,625
  Monsanto, Co.                              1,000                  38,875
                                                          ----------------
                                                                    88,813
                                                          ----------------
COSMETICS -- .9%
  Gillette Co.                                 400                  31,100
                                                          ----------------
DRUGS -- 6.2%
  Bristol Myers Squibb Co.                     300                  32,625
  Lilly (Eli) & Co.                            400                  29,200
  Merck & Co., Inc.                            300                  23,775
  Pfizer Inc.                                  400                  33,150
  Schering-Plough Corp.                        200                  12,950
  Smithkline Beecham, PLC, ADR+                500                  34,000
  Warner-Lambert Co.                           600                  45,000
                                                          ----------------
                                                                   210,700
                                                          ----------------
ELECTRICAL EQUIPMENT -- 3.5%
  Emerson Electric Co.                         500                  48,375
  General Electric Co.                         700                  69,213
                                                          ----------------
                                                                   117,588
                                                          ----------------
ELECTRONICS -- 4.5%
  AMP, Inc.                                    800                  30,700
  Applied Materials, Inc.*                     400                  14,375
  Hewlett-Packard Co.                          500                  25,125
  Intel Corp.                                  300                  39,281
  Motorola, Inc.                               200                  12,275
  Texas Instruments, Inc.                      500                  31,875
                                                          ----------------
                                                                   153,631
                                                          ----------------
ENTERTAINMENT -- 1.9%
  Disney (Walt) Company                        400           $      27,850
  Time Warner, Inc.                            500                  18,750
  Viacom, Inc.* Class (B)                      500                  17,438
                                                          ----------------
                                                                    64,038
                                                          ----------------
FINANCIAL SERVICES -- 1.8%
  Federal Home Loan Mortgage Corp.             300                  33,038
  Federal National Mortgage Assn.              700                  26,075
                                                          ----------------
                                                                    59,113
                                                          ----------------
HOSPITAL MANAGEMENT -- 2.7%
  Aetna Inc.                                   300                  24,000
  Columbia/HCA Healthcare Corp.                750                  30,563
  Oxford Health Plans, Inc.*                   400                  23,425
  United Healthcare Corp.                      300                  13,500
                                                          ----------------
                                                                    91,488
                                                          ----------------
HOSPITAL SUPPLIES -- 1.2%
  Johnson & Johnson                            800                  39,800
                                                          ----------------
INSURANCE -- 2.2%
  American International Group,
    Inc.                                       400                  43,300
  General Re Corp.                             200                  31,550
                                                          ----------------
                                                                    74,850
                                                          ----------------
MACHINERY -- 3.6%
  Case Corp.                                   500                  27,250
  Caterpillar, Inc.                            300                  22,575
  Deere & Co.                                  900                  36,563
  Ingersoll-Rand Co.                           800                  35,600
                                                          ----------------
                                                                   121,988
                                                          ----------------
MACHINERY & CONSTRUCTION -- .6%
  Fluor, Corp.                                 300                  18,825
                                                          ----------------
METALS -- .7%
  Aluminum Company of America                  400                  25,500
                                                          ----------------
OFFICE & BUSINESS EQUIPMENT -- 5.7%
  Compaq Computer Corp.*                       500                  37,125
  Electronics Data Systems Corp.               400                  17,300
  International Business Machines
    Corp.                                      300                  45,300
  Micron Technology, Inc.                      500                  14,563
  Microsoft Corp.*                             400                  33,050
  Oracle Corp.*                                600                  25,050
  Sun Microsystems Inc.*                       800                  20,550
                                                          ----------------
                                                                   192,938
                                                          ----------------
OIL -- DOMESTIC -- 2.5%
  Amoco Corp.                                  300                  24,150
  Anadarko Pete Co.                            300                  19,425
  Atlantic Richfield Co.                       200                  26,500
  Burlington Resources                         300                  15,113
                                                          ----------------
                                                                    85,188
                                                          ----------------
OIL -- INTERNATIONAL -- 5.1%
  British Petroleum, PLC, ADR+                 208                  29,406
  Chevron Corp.                                400                  26,000
  Exxon Corp.                                  300                  29,400
  Mobil Corp.                                  200                  24,450
  Royal Dutch Petroleum Co.                    200                  34,150
  Texaco, Inc.                                 300                  29,438
                                                          ----------------
                                                                   172,844
                                                          ----------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                                  SHARES                  (NOTE 2)
--------------------------------------------------------------------------------

OIL -- SERVICES -- 5.4%
  Baker Hughes Inc.                             800       $         27,600
  Energy Ventures, Inc.                      1,500                  76,313
  Schlumberger Limited                         300                  29,963
  Trico Marine Services, Inc.                1,000                  48,000
                                                          ----------------
                                                                   181,876
                                                          ----------------
PAPER -- 1.0%
  Fort Howard Corp.*                           600                  16,612
  International Paper Co.                      400                  16,150
                                                          ----------------
                                                                    32,762
                                                          ----------------
RESTAURANTS -- .6%
  McDonald's Corp.                             500                  22,625
                                                          ----------------
RETAILERS -- 2.3%
  Gap (The), Inc.                              800                  24,100
  Nautica Enterprises, Inc.*                 1,200                  30,300
  Tommy Hilfiger Corp.*                        500                  24,000
                                                          ----------------
                                                                    78,400
                                                          ----------------
SOAPS -- .9%
  Procter & Gamble Inc.                        300                  32,250
                                                          ----------------
TELECOMMUNICATIONS -- 3.7%
  Cabletron Systems, Inc.*                     600                  19,950
  Cisco Systems, Inc.*                         600                  38,175
  Octel Communications Corp.*                  500                   8,750
  Teleport Communications Group,
    Class(A)                                   600                  18,300
  Worldcom, Inc.*                            1,600                  41,699
                                                          ----------------
                                                                   126,874
                                                          ----------------
TOBACCO -- 1.0%
  Philip Morris Cos., Inc.                     300                  33,781
                                                          ----------------
TOTAL COMMON STOCKS
(COST $1,658,938)                                            $   2,460,060
--------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                         PRINCIPAL AMOUNT                 (NOTE 2)
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 10.4%
---------------------------------------------------------------
American Express Company,
  5.33%, due 01/09/97                     $300,000           $     299,645
CIT Group Holdings Inc.,
  5.33%, due 01/06/97                       50,000                  49,963
                                                          ----------------
TOTAL COMMERCIAL PAPER
(COST $349,608)                                              $     349,608
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 15.6%
---------------------------------------------------------------
U.S. Treasury Note,
  7.50%, due 05/15/02
  (COST $518,404)                         $500,000           $     528,750
--------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,526,950) 98.8%                                      $   3,338,418
OTHER ASSETS LESS LIABILITIES -- 1.2%                               42,169
--------------------------------------------------------------------------
NET ASSETS 100.0%                                            $   3,380,587
===============================================================

The aggregate cost of securities for Federal income tax purposes at
  December 31, 1996, is $2,534,288.
    The following amounts are based on costs for Federal income tax purposes:
        Aggregate gross unrealized appreciation              $     817,280
        Aggregate gross unrealized depreciation                    (13,150)
                                                          ----------------
        Net unrealized appreciation                          $     804,130
                                                                 =========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+ American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                         PRINCIPAL AMOUNT                 (NOTE 2)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 36.8%
---------------------------------------------------------------
U.S. Treasury Note,
  5.375%, due 11/30/97                  $2,000,000         $    1,990,000
U.S. Treasury Note,
  6.00%, due 05/31/98                    1,000,000              1,000,620
U.S. Treasury Note,
  6.00%, due 08/15/99                    1,000,000                999,680
U.S. Treasury Note,
  5.875%, due 11/15/99                   1,000,000                995,930
U.S. Treasury Note,
  7.75%, due 11/30/99                    1,000,000              1,044,370
                                                         ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $6,001,853)                                          $    6,030,600
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.1%
-------------------------------------------------------------------------
Federal Farm Credit Union,
  5.63%, due 05/26/98                   $2,000,000         $    1,995,100
Federal Home Loan Mortgage Corp.,
  5.25%, due 01/03/97                      120,000                119,965
Federal Home Loan Mortgage Corp.,
  5.35%, due 01/06/97                      300,000                299,777
Federal Home Loan Mortgage Corp.,
  5.42%, due 01/06/97                      100,000                 99,925
Federal Home Loan Mortgage Corp.,
  5.45%, due 01/24/97                      450,000                448,433
Federal Home Loan Mortgage Corp.,
  6.50%, due 11/15/21                    1,500,000              1,457,175
Federal National Mortgage Assn.,
  5.24%, due 01/03/97                      150,000                149,956
Federal National Mortgage Assn.,
  5.34%, due 03/21/97                      500,000                494,141
Federal National Mortgage Assn.,
  7.00%, due 01/25/03                      200,000                201,758
Federal National Mortgage Assn.,
  7.00%, due 01/25/03                   $   85,000         $       85,748
Federal National Mortgage Assn.,
  5.25%, due 09/25/12                      798,230                794,071
Federal National Mortgage Assn.,
  5.75%, due 08/25/18                      500,000                489,025
Federal National Mortgage Assn.,
  6.50%, due 10/25/23                    1,300,000              1,287,858
Government National Mortgage
  Assn.,
  7.50%, due 05/15/24                      997,749                998,367
Government National Mortgage
  Assn.,
  7.50%, due 10/15/24                      262,959                263,122
Student Loan Marketing Assn.,
  7.44%, due 03/28/00                      500,000                500,035
Tennessee Valley Authority,
  6.375%, due 06/15/05                     500,000                490,565
                                                         ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $10,187,163)                                         $   10,175,021
-------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $16,189,016) 98.9%                                   $   16,205,621
OTHER ASSETS LESS LIABILITIES -- 1.1%                             177,679
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                       $   16,383,300
===============================================================
The aggregate cost of securities for federal income tax purposes at
  December 31, 1996 is $16,189,016.
    The following amounts are based on costs for federal income tax purposes:
        Aggregate gross unrealized appreciation            $       95,823
        Aggregate gross unrealized depreciation                   (79,218)
                                                         ----------------
        Net unrealized appreciation                        $       16,605
                                                               ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                         PRINCIPAL AMOUNT                 (NOTE 2)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 98.5%
---------------------------------------------------------------
Associates Corp. of North
  America,
  5.31%, due 01/06/97                  $4,000,000         $    3,997,050
Avco Financial Services, Canada
  Ltd.,
  5.41%, due 03/13/97                   4,000,000              3,957,321
Avco Financial Services Inc.,
  5.32%, due 01/23/97                   1,775,000              1,769,229
Banc One Funding Corp.,
  5.46%, due 01/06/97                   1,050,000              1,049,204
Banco Real S.A.,
  5.36%, due 04/21/97                   1,000,000                983,623
Bank of New York Co., Inc.,
  5.30%, due 01/10/97                   2,500,000              2,496,687
Bank of Nova Scotia,
  5.50%, due 01/03/97                   5,000,000              5,070,278
Bell Atlantic Network Funding
  Corp.,
  5.40%, due 01/24/97                   1,413,000              1,408,125
Capital One Funding Corp.,
  5.84%, due 04/01/11 (a)               3,900,000              3,903,734
C.I.T. Group Holdings, Inc.,
  5.30%, due 01/27/97                   1,800,000              1,793,110
C.I.T. Group Holdings, Inc.,
  5.48%, due 01/31/97                   1,875,000              1,866,438
C.I.T. Group Holdings, Inc.,
  5.35%, due 02/25/97                   1,350,000              1,338,966
Colonial Pipeline Co.,
  5.30%, due 01/10/97                   2,500,000              2,496,688
Commercial Credit Co.,
  5.30%, due 01/06/97                   6,300,000              6,295,363
Cooperative Finance Corp.,
  5.30%, due 01/10/97                     450,000                449,404
du Pont (E.I.) de Nemours & Co.,
  5.30%, due 01/21/97                   1,550,000              1,545,436
Ford Motor Credit Co.,
  5.30%, due 01/08/97                   2,050,000              2,047,887
Ford Motor Credit Co.,
  5.29%, due 02/03/97                   1,880,000              1,870,884
Ford Motor Credit Co.,
  5.32%, due 02/03/97                   1,000,000                995,124
General Electric Capital Corp.,
  5.41%, due 01/09/97                   1,000,000                998,798
General Electric Capital Corp.,
  5.31%, due 01/13/97                     300,000                299,469
General Electric Capital Corp.,
  5.40%, due 01/23/97                     650,000                647,855
General Electric Capital Corp.,
  5.50%, due 01/27/97                     100,000                 99,603
General Electric Capital Corp.,
  5.32%, due 01/28/97                   2,720,000              2,709,147
General Motors Corp.,
  5.36%, due 01/24/97                   5,000,000              4,982,878
Goldman Sachs Group, L.P.,
  5.37%, due 01/14/97                   3,400,000              3,393,407
Goldman Sachs Group, L.P.,
  5.32%, due 04/21/97                  $2,500,000         $    2,459,362
Heller International,
  5.70%, due 01/15/97                   2,150,000              2,145,234
Heller International,
  5.70%, due 01/21/97                   4,800,000              4,784,800
Household Finance Corp.,
  5.45%, due 01/14/97                   1,900,000              1,896,261
Household Finance Corp.,
  5.31%, due 01/17/97                   1,450,000              1,446,578
Lucent Technologies Inc.,
  5.28%, due 01/28/97                   2,000,000              1,992,080
Lucent Technologies Inc.,
  5.29%, due 01/28/97                   3,000,000              2,988,098
Mellon Bank Corp.,
  5.40%, due 02/07/97                   2,000,000              2,024,900
Merrill Lynch and Co., Inc.,
  5.34%, due 01/27/97                   1,150,000              1,145,565
Metropolitan Life Funding Inc.,
  5.29%, due 01/10/97                   4,642,000              4,635,861
Morgan, J.P. & Co., Inc.,
  5.35%, due 01/02/97                   3,400,000              3,399,495
Morgan, J.P. & Co., Inc.,
  5.36%, due 01/02/97                   2,375,000              2,374,646
National Westminster Bank Canada,
  5.45%, due 02/28/97                   3,000,000              2,973,659
Norwest Corp.,
  5.40%, due 01/09/97                   4,350,000              4,344,780
Paccar Financial Group,
  5.44%, due 01/03/97                   1,000,000                999,698
Penney, (J.C.) & Co.,
  5.30%, due 01/30/97                   3,600,000              3,584,630
PHH Corp.,
  5.68%, due 01/17/97                   6,200,000              6,184,348
Philip Morris Co.,
  5.30%, due 01/13/97                   4,500,000              4,492,050
Philip Morris Co.,
  5.30%, due 01/14/97                   1,500,000              1,497,129
Prudential Funding Corp.,
  5.39%, due 01/07/97                   5,400,000              5,395,149
Sanwa Business Credit,
  5.58%, due 01/15/97                   3,800,000              3,791,754
Sears Roebuck Acceptance Corp.,
  5.58%, due 01/10/97                   1,275,000              1,273,221
Sears Roebuck Acceptance Corp.,
  5.33%, due 01/30/97                   4,000,000              3,982,826
Sears Roebuck Acceptance Corp.,
  5.34%, due 02/06/97                     330,000                328,238
Toronto Dominion Bank,
  5.40%, due 01/09/97                   2,200,000              2,197,360
Toronto Dominion Bank,
  5.47%, due 01/13/97                   2,900,000              2,894,712

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1996

                                                                        VALUE
DESCRIPTION                         PRINCIPAL AMOUNT                 (NOTE 2)
--------------------------------------------------------------------------------

Transamerica Commercial Finance
  Canada,
  5.33%, due 01/13/97               $    2,000,000      $      1,996,447
Walt Disney Co.,
  5.31%, due 02/14/97                    3,000,000             2,980,530
Weyerhaeuser Mortgage Co.,
  5.90%, due 01/07/97                      850,000               849,164
Weyerhaeuser Mortgage Co.,
  5.40%, due 01/16/97                    3,300,000             3,292,575
                                                        ----------------
TOTAL COMMERCIAL PAPER
(COST $142,816,858)                                     $    142,816,858
------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
------------------------------------------------------------------------
Federal Home Loan Bank,
  5.45%, due 01/24/97               $      170,000      $        169,408
Federal Home Loan Bank,
  5.85%, due 11/06/97                    3,000,000             3,026,926
                                                        ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $3,196,334)                                       $      3,196,334
------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $146,013,192) 100.7%                              $    146,013,192
OTHER ASSETS LESS LIABILITIES -- (.7%)                        (1,081,033)
------------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $    144,932,159
===============================================================

                       See notes to financial statements.
--------------------------------------------------------------------------------
(a) The interest rate is subject to change periodically based on the greater of the 30 or 90-day commercial paper rate. This instrument resets on a weekly basis. The rate shown was in effect as of December 26, 1996.

    Percentages are based on net assets.

                             MONY SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1996
--------------------------------------------------------------------------------

                                                                                         INTERMEDIATE       LONG TERM
                                                       EQUITY GROWTH    EQUITY INCOME      TERM BOND          BOND
                                                         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                       -------------    -------------    -------------    -------------
ASSETS
    Securities, at value (Note 2)*....................  $ 2,139,517      $18,636,175      $ 39,411,502     $ 60,969,819
    Cash..............................................       25,749           52,514            66,137           74,215
    Dividends receivable..............................        1,820           38,254                 0                0
    Interest receivable...............................            0                0           579,794        1,103,274
    Receivable for fund shares sold...................            5                5            29,200           17,612
    Prepaid expense...................................          222            1,561             2,541            3,805
                                                       -------------    -------------    -------------    -------------
Total assets..........................................    2,167,313       18,728,509        40,089,174       62,168,725
                                                       -------------    -------------    -------------    -------------
LIABILITIES
    Payable for fund shares redeemed..................           26           20,521            12,482           26,463
    Payable for securities purchased..................            0          114,125                 0                0
    Accrued expenses:
         Investment advisory fees.....................          773            6,596            14,053           22,039
         Custodian fees...............................          817            1,147             1,035            2,438
         Professional fees............................       10,946           13,138            15,157           17,134
         Miscellaneous fees...........................           82              635             1,194            1,834
                                                       -------------    -------------    -------------    -------------
Total liabilities.....................................       12,644          156,162            43,921           69,908
                                                       -------------    -------------    -------------    -------------
NET ASSETS............................................  $ 2,154,669      $18,572,347      $ 40,045,253     $ 62,098,817
                                                       =============    =============     ============     ============
Net assets consist of:
    Capital stock -- $.01 par value...................  $       710      $     7,922      $     36,554     $     48,366
    Additional paid-in capital........................    1,364,350       10,948,547        37,856,381       56,915,623
    Undistributed net investment income...............       12,501          500,290         2,284,209        3,837,045
    Undistributed/accumulated net realized gain (loss)
      on
         investments..................................      183,845        1,756,375          (100,274)        (261,216)
    Net unrealized appreciation (depreciation) of
      investments.....................................      593,263        5,359,213           (31,617)       1,558,999
                                                       -------------    -------------    -------------    -------------
NET ASSETS............................................  $ 2,154,669      $18,572,347      $ 40,045,253     $ 62,098,817
                                                       =============    =============     ============     ============
Shares of capital stock outstanding...................       70,950          792,193         3,655,407        4,836,582
                                                       -------------    -------------    -------------    -------------
Net asset value per share of outstanding capital
  stock...............................................  $     30.37      $     23.44      $      10.96     $      12.84
                                                       =============    =============     ============     ============
*Investments at cost..................................  $ 1,546,254      $13,276,962      $ 39,443,119     $ 59,410,820

                                                                          GOVERNMENT
                                                         DIVERSIFIED      SECURITIES      MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        -------------    -------------    ------------
                                                       <C
ASSETS
    Securities, at value (Note 2)*....................   $  3,338,418     $ 16,205,621    $146,013,192
    Cash..............................................         48,898           71,837         60,320
    Dividends receivable..............................          2,366                0              0
    Interest receivable...............................          4,794          109,680         15,356
    Receivable for fund shares sold...................              0           20,052      1,199,819
    Prepaid expense...................................            239              367          6,025
                                                        -------------    -------------    ------------
Total assets..........................................      3,394,715       16,407,557    147,294,712
                                                        -------------    -------------    ------------
LIABILITIES
    Payable for fund shares redeemed..................             59            5,735      2,284,673
    Payable for securities purchased..................              0                0              0
    Accrued expenses:
         Investment advisory fees.....................          1,197            5,568         50,749
         Custodian fees...............................            660            1,493          2,933
         Professional fees............................         12,105           11,145         20,816
         Miscellaneous fees...........................            107              316          3,382
                                                        -------------    -------------    ------------
Total liabilities.....................................         14,128           24,257      2,362,553
                                                        -------------    -------------    ------------
NET ASSETS............................................   $  3,380,587     $ 16,383,300    $144,932,159
                                                           ==========     ============    =============
Net assets consist of:
    Capital stock -- $.01 par value...................   $      1,879     $     15,492    $ 1,449,322
    Additional paid-in capital........................      2,310,863       15,665,486    143,482,837
    Undistributed net investment income...............         67,363          695,233              0
    Undistributed/accumulated net realized gain (loss)
      on
         investments..................................        189,014           (9,516)             0
    Net unrealized appreciation (depreciation) of
      investments.....................................        811,468           16,605              0
                                                        -------------    -------------    ------------
NET ASSETS............................................   $  3,380,587     $ 16,383,300    $144,932,159
                                                           ==========     ============    =============
Shares of capital stock outstanding...................        187,922        1,549,168    144,932,159
                                                        -------------    -------------    ------------
Net asset value per share of outstanding capital
  stock...............................................   $      17.99     $      10.58    $      1.00
                                                           ==========     ============    =============
*Investments at cost..................................   $  2,526,950     $ 16,189,016    $146,013,192

                       See notes to financial statements

                             MONY SERIES FUND, INC.

STATEMENTS OF OPERATIONS For the year ended December 31, 1996
--------------------------------------------------------------------------------

                                                         INTERMEDIATE     LONG TERM                    GOVERNMENT
                       EQUITY GROWTH    EQUITY INCOME     TERM BOND         BOND        DIVERSIFIED    SECURITIES    MONEY MARKET
                         PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                       -------------    -------------    ------------    -----------    -----------    ----------
INVESTMENT INCOME:
     Interest.........   $   7,458       $    39,555     $  2,466,764    $ 4,112,161     $   56,639    $  760,040     $6,434,175
     Dividends........      27,521           564,718                0              0         38,701             0              0
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
          Total
            investment
            income....      34,979           604,273        2,466,764      4,112,161         95,340       760,040      6,434,175
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
EXPENSES:
     Investment
       advisory fees
       (Note 3).......       8,064            72,917          155,967        240,048         13,426        49,987        473,307
     Custodian fees...       7,514            11,203            6,991          8,274          7,558         8,543         13,806
     Professional
       fees...........       8,123             8,967           10,019         11,111          8,198         5,878         13,669
     Directors fees...         357             3,341            7,062         10,922            623         1,844         19,972
     Miscellaneous
       fees...........         318             3,095            4,884          7,535            540         1,579         13,732
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
          Total
           expenses...      24,376            99,523          184,923        277,890         30,345        67,831        534,486
          Expenses
            reduced by
            a
            custodian
            fee
        arrangement...      (1,898)           (1,896)          (2,368)        (2,774)        (2,368)       (3,024)        (5,896)
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
          Net
           expenses...      22,478            97,627          182,555        275,116         27,977        64,807        528,590
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
Net investment
  income..............      12,501           506,646        2,284,209      3,837,045         67,363       695,233      5,905,585
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS (NOTE
  2):
     Realized gain
       (loss) from
       security
       transactions
       (excluding
       short-term
       securities):
          Proceeds
            from
            sales.....     811,804         6,869,438       11,002,173     34,147,073      1,005,797     1,235,548              0
          Cost of
            securities
            sold......     625,294         5,125,323       11,068,379     33,541,115        812,270     1,245,064              0
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
Net realized gain
  (loss) on
  investments.........     186,510         1,744,115          (66,206)       605,958        193,527        (9,516)             0
Net increase
  (decrease) in
  unrealized
  appreciation of
  investments.........     183,439         1,057,847         (844,291)    (4,731,783)       188,333      (170,310)             0
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
Net realized and
  unrealized gain
  (loss) on
  investments.........     369,949         2,801,962         (910,497)    (4,125,825)       381,860      (179,826)             0
                       -------------    -------------    ------------    -----------    -----------    ----------    ------------
Net increase
  (decrease) in net
  assets resulting
  from operations.....   $ 382,450       $ 3,308,608     $  1,373,712    $  (288,780)    $  449,223    $  515,407     $5,905,585
                       ===========       ===========       ==========     ==========       ========     =========    ===========

                       See notes to financial statements

                             MONY SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS For the years ended December 31,
--------------------------------------------------------------------------------

                                                                    EQUITY GROWTH PORTFOLIO    EQUITY INCOME PORTFOLIO
                                                                    -----------------------   -------------------------
                                                                       1996         1995         1996          1995
                                                                    ----------   ----------   -----------   -----------
FROM OPERATIONS:
    Net investment income.......................................... $   12,501   $   26,883   $   506,646   $   608,220
    Net realized gain (loss) on investments (Note 2)...............    186,510       93,732     1,744,115       365,016
    Net increase (decrease) in unrealized appreciation of
      investments..................................................    183,439      349,191     1,057,847     3,968,525
                                                                    ----------   ----------   -----------   -----------
Net increase (decrease) in net assets resulting from operations....    382,450      469,806     3,308,608     4,941,761
                                                                    ----------   ----------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).................................          0      (26,948)      (34,413)     (567,903)
    Net realized gain from investment transactions (Note 4)........          0      (93,732)            0      (365,016)
    Distribution in excess of realized capital gains (Note 4)......          0       (2,611)            0             0
                                                                    ----------   ----------   -----------   -----------
        Total dividends and distributions to shareholders..........          0     (123,291)      (34,413)     (932,919)
                                                                    ----------   ----------   -----------   -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares...........................    344,553      348,609       427,851       489,847
    Proceeds from dividends reinvested.............................          0      123,291        34,413       932,919
    Net asset value of shares redeemed.............................   (445,903)    (501,382)   (3,255,147)   (3,545,498)
                                                                    ----------   ----------   -----------   -----------
Net increase (decrease) in net assets resulting from share
  transactions.....................................................   (101,350)     (29,482)   (2,792,883)   (2,122,732)
                                                                    ----------   ----------   -----------   -----------
Net increase in net assets.........................................    281,100      317,033       481,312     1,886,110
Net assets beginning of year.......................................  1,873,569    1,556,536    18,091,035    16,204,925
                                                                    ----------   ----------   -----------   -----------
Net assets end of year*............................................ $2,154,669   $1,873,569   $18,572,347   $18,091,035
                                                                     =========    =========    ==========    ==========
SHARES ISSUED AND REDEEMED:
    Issued.........................................................     12,546       14,901        20,290        26,583
    Issued in reinvestment of dividends and distributions..........          0        4,910         1,654        47,574
    Redeemed.......................................................    (16,217)     (20,796)     (152,508)     (195,103)
                                                                    ----------   ----------   -----------   -----------
        Net increase (decrease)....................................     (3,671)        (985)     (130,564)     (120,946)
                                                                     =========    =========    ==========    ==========
*Including undistributed net investment income of:                  $   12,501   $        0   $   500,290   $    28,990

                                                                         INTERMEDIATE TERM
                                                                          BOND PORTFOLIO          LONG TERM BOND PORTFOLIO

                                                                     -------------------------   ---------------------------

                                                                        1996          1995           1996           1995

                                                                     -----------   -----------   ------------   ------------

                                                                    <
FROM OPERATIONS:
    Net investment income..........................................  $ 2,284,209   $ 2,091,037   $  3,837,045   $  3,342,469

    Net realized gain (loss) on investments (Note 2)...............      (66,206)         (343)       605,958      1,020,813

    Net increase (decrease) in unrealized appreciation of
      investments..................................................     (844,291)    2,636,279     (4,731,783)     8,936,819

                                                                     -----------   -----------   ------------   ------------

Net increase (decrease) in net assets resulting from operations....    1,373,712     4,726,973       (288,780)    13,300,101

                                                                     -----------   -----------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).................................            0    (2,091,037)             0     (3,342,469)

    Net realized gain from investment transactions (Note 4)........            0             0              0              0

    Distribution in excess of realized capital gains (Note 4)......            0             0              0              0

                                                                     -----------   -----------   ------------   ------------

        Total dividends and distributions to shareholders..........            0    (2,091,037)             0     (3,342,469)

                                                                     -----------   -----------   ------------   ------------

FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares...........................   11,119,965     9,732,637     20,808,063     18,197,721

    Proceeds from dividends reinvested.............................            0     2,091,037              0      3,342,469

    Net asset value of shares redeemed.............................   (9,968,257)   (9,223,470)   (20,438,355)   (13,492,262)

                                                                     -----------   -----------   ------------   ------------

Net increase (decrease) in net assets resulting from share
  transactions.....................................................    1,151,708     2,600,204        369,708      8,047,928

                                                                     -----------   -----------   ------------   ------------

Net increase in net assets.........................................    2,525,420     5,236,140         80,928     18,005,560

Net assets beginning of year.......................................   37,519,833    32,283,693     62,017,889     44,012,329

                                                                     -----------   -----------   ------------   ------------

Net assets end of year*............................................  $40,045,253   $37,519,833   $ 62,098,817   $ 62,017,889

                                                                      ==========    ==========    ===========    ===========

SHARES ISSUED AND REDEEMED:
    Issued.........................................................    1,048,172       910,082      1,693,456      1,481,319

    Issued in reinvestment of dividends and distributions..........            0       197,828              0        259,508

    Redeemed.......................................................     (941,251)     (871,850)    (1,670,244)    (1,131,582)

                                                                     -----------   -----------   ------------   ------------

        Net increase (decrease)....................................      106,921       236,060         23,212        609,245

                                                                      ==========    ==========    ===========    ===========

*Including undistributed net investment income of:                   $ 2,284,209   $         0   $  3,837,045   $          0


                       See notes to financial statements

                             MONY SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the years ended December 31,
--------------------------------------------------------------------------------

                                                                                                      GOVERNMENT SECURITIES
                                                                           DIVERSIFIED PORTFOLIO            PORTFOLIO
                                                                          -----------------------   -------------------------
                                                                             1996         1995         1996          1995
                                                                          ----------   ----------   -----------   -----------
FROM OPERATIONS:
    Net investment income................................................ $   67,363   $   83,934   $   695,233   $   269,443
    Net realized gain (loss) on investments (Note 2).....................    193,527       84,634        (9,516)          163
    Net increase (decrease) in unrealized appreciation of investments....    188,333      557,722      (170,310)      189,162
                                                                          ----------   ----------   -----------   -----------
Net increase in net assets resulting from operations.....................    449,223      726,290       515,407       458,768
                                                                          ----------   ----------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).......................................          0      (83,934)            0      (269,443)
    Net realized gain from investment transactions.......................          0      (84,634)            0          (163)
    Distribution in excess of realized capital gains.....................          0       (4,489)            0             0
                                                                          ----------   ----------   -----------   -----------
         Total dividends and distributions to shareholders...............          0     (173,057)            0      (269,606)
                                                                          ----------   ----------   -----------   -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares.................................    329,611      255,820    12,146,445     9,796,475
    Proceeds from dividends reinvested...................................          0      173,057             0       269,606
    Net asset value of shares redeemed...................................   (670,322)    (570,735)   (4,834,445)   (2,903,581)
                                                                          ----------   ----------   -----------   -----------
Net increase (decrease) in net assets resulting from share
  transactions...........................................................   (340,711)    (141,858)    7,312,000     7,162,500
                                                                          ----------   ----------   -----------   -----------
Net increase in net assets...............................................    108,512      411,375     7,827,407     7,351,662
Net assets beginning of year.............................................  3,272,075    2,860,700     8,555,893     1,204,231
                                                                          ----------   ----------   -----------   -----------
Net assets end of year*.................................................. $3,380,587   $3,272,075   $16,383,300   $ 8,555,893
                                                                          ==========   ==========   ============  ===========
SHARES ISSUED AND REDEEMED:
    Issued...............................................................     19,825       16,862     1,180,708       966,948
    Issued in reinvestment of dividends and distributions................          0       11,009             0        26,406
    Redeemed.............................................................    (40,085)     (37,322)     (469,910)     (281,625)
                                                                          ----------   ----------   -----------   -----------
         Net increase (decrease).........................................    (20,260)      (9,451)      710,798       711,729
                                                                          ==========   ==========   ============  ===========
*Including undistributed net investment income of:                        $   67,363   $        0   $   695,233   $         0


                                                                              MONEY MARKET PORTFOLIO
                                                                           -----------------------------
                                                                               1996            1995
                                                                           -------------   -------------
                                                                          <
FROM OPERATIONS:
    Net investment income................................................  $   5,905,585   $   4,435,105
    Net realized gain (loss) on investments (Note 2).....................              0               0
    Net increase (decrease) in unrealized appreciation of investments....              0               0
                                                                           -------------   -------------
Net increase in net assets resulting from operations.....................      5,905,585       4,435,105
                                                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).......................................     (5,905,585)     (4,435,105)
    Net realized gain from investment transactions.......................              0               0
    Distribution in excess of realized capital gains.....................              0               0
                                                                           -------------   -------------
         Total dividends and distributions to shareholders...............     (5,905,585)     (4,435,105)
                                                                           -------------   -------------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares.................................    689,151,108     466,424,179
    Proceeds from dividends reinvested...................................      5,905,585       4,435,105
    Net asset value of shares redeemed...................................   (660,491,512)   (443,845,037)
                                                                           -------------   -------------
Net increase (decrease) in net assets resulting from share
  transactions...........................................................     34,565,181      27,014,247
                                                                           -------------   -------------
Net increase in net assets...............................................     34,565,181      27,014,247
Net assets beginning of year.............................................    110,366,978      83,352,731
                                                                           -------------   -------------
Net assets end of year*..................................................  $ 144,932,159   $ 110,366,978
                                                                           =============   =============
SHARES ISSUED AND REDEEMED:
    Issued...............................................................    689,151,108     466,424,179
    Issued in reinvestment of dividends and distributions................      5,905,585       4,435,105
    Redeemed.............................................................   (660,491,512)   (443,845,037)
                                                                           -------------   -------------
         Net increase (decrease).........................................     34,565,181      27,014,247
                                                                           =============   =============
*Including undistributed net investment income of:                         $           0   $           0

                       See notes to financial statements

                             MONY SERIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven different portfolios that are, in effect, separate investment funds: the Equity Growth Portfolio, the Equity Income Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Diversified Portfolio, the Government Securities Portfolio, and the Money Market Portfolio. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities in the Money Market Portfolio are valued at amortized cost.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Original issue discounts on investments purchased are amortized over their respective lives using the yield-to-maturity method.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

                             MONY SERIES FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with calculating net asset values of the portfolios and compensates the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment management fee. The fee is a daily charge equal to an annual rate of .40% of the first $400,000,000 of the aggregate average daily net assets of the portfolios,
 .35% of the next $400,000,000 of the aggregate average daily net assets of the portfolios and .30% of the aggregate average daily net assets of the portfolios in excess of $800,000,000. Each daily charge is divided among the portfolios in proportion to their net assets on that date. The Investment Adviser reimburses the portfolios for investment management fees charged to the extent that any portfolio's aggregate ordinary operating expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed in any fiscal year 2.5% of the first $30,000,000 of the average daily net assets of such portfolio, 2.0% of the next $70,000,000 of the average daily net assets of such portfolio, and 1.5% of the average daily net assets of the portfolio in excess of $100,000,000. For the year ended December 31, 1996, the fees incurred by the Fund were $1,013,716.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the Investment Advisory Agreement. The Investment Adviser pays MONY for its services.

     Aggregate remuneration incurred to non-affiliated Directors of the Fund for the year ended December 31, 1996, amounted to $44,121.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. This policy enables the Money Market Portfolio to maintain a net asset value of $1.00 per share.

     Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     During the year ended December 31, 1996, the Equity Income Portfolio increased undistributed realized gains by $12,784, decreased undistributed net investment income by $933 and decreased additional paid-in capital by $11,851. Those differences are primarily due to return of capital distributions received on investments.

                             MONY SERIES FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.15 billion shares are reserved for issuance and divided into seven classes as follows: Equity Growth Portfolio (150 million shares); Equity Income Portfolio (150 million shares); Intermediate Term Bond Portfolio (150 million shares); Long Term Bond Portfolio (150 million shares); Diversified Portfolio (150 million shares); Government Securities Portfolio (150 million shares); and Money Market Portfolio (250 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

  B. Purchases of Fund Shares:

     Shares of the Fund are sold to MONY America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts and Variable Universal Life Insurance Contracts; to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. FEDERAL INCOME TAX-CAPITAL LOSS CARRYFORWARD

     At December 31, 1996, the following portfolios of the Fund have capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                           PORTFOLIO                               AMOUNT      EXPIRATION DATE
---------------------------------------------------------------   --------    ------------------
Long Term Bond.................................................   $261,216    December 31, 2004
                                                                  ========
Intermediate Term Bond.........................................   $ 16,850    December 31, 2002
                                                                    17,218    December 31, 2003
                                                                    66,206    December 31, 2004
                                                                  --------
                                                                  $100,274
                                                                  ========
Government Securities..........................................   $  9,516    December 31, 2004
                                                                  ========

7. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the year ended December 31, 1996 were as follows:

                                                                           PURCHASES        SALES
                                                                           ----------    -----------
Equity Growth Portfolio..................   Common Stock                   $  810,163    $   811,804
Equity Income Portfolio..................   Common Stock                    5,114,611      6,869,438
Intermediate Term Bond Portfolio.........   U.S. Government Obligations     7,021,484      5,004,844
                                            Corporate Bonds                15,910,035      5,997,329
Long Term Bond Portfolio.................   U.S. Government Obligations    18,056,295     21,311,313
                                            Corporate Bonds                21,062,142     12,835,760
Diversified Portfolio....................   Common Stock                      702,006      1,005,797
Government Securities Portfolio..........   U.S. Government Obligations    10,288,272      1,235,548

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------
                                                   1996         1995         1994         1993          1992          1991
                                                ----------   ----------   ----------   -----------   -----------   -----------
Net asset value, beginning of year............  $    25.11   $    20.59   $    20.70   $     19.68   $     20.25   $     15.38
                                                ----------   ----------   ----------   -----------   -----------   -----------
Income from investment operations
  Net investment income.......................        0.18         0.39         0.36          0.33          0.29          0.25
  Net gains (losses) on investments (both
    realized and unrealized)..................        5.08         5.90         0.09          1.59         (0.46)         5.08
                                                ----------   ----------   ----------   -----------   -----------   -----------
  Total from investment operations............        5.26         6.29         0.45          1.92         (0.17)         5.33
Less distributions
  Dividends (from net investment income)......        0.00        (0.39)       (0.36)        (0.33)        (0.29)        (0.25)
  Distributions (from realized capital
    gains)....................................        0.00        (1.34)       (0.20)        (0.57)        (0.04)        (0.17)
  Distributions (from additional paid-in
    capital)..................................        0.00         0.00         0.00          0.00         (0.03)        (0.04)
  Distributions (in excess of realized capital
    gain).....................................        0.00        (0.04)        0.00          0.00         (0.04)         0.00
                                                ----------   ----------   ----------   -----------   -----------   -----------
  Total distributions.........................        0.00        (1.77)       (0.56)        (0.90)        (0.40)        (0.46)
Net asset value, end of year..................  $    30.37   $    25.11   $    20.59   $     20.70   $     19.68   $     20.25
                                                 =========    =========    =========    ==========    ==========    ==========
  Total return................................       20.95%       30.54%        2.15%         9.71%        (0.84%)       34.66%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year.......................  $2,154,669   $1,873,569   $1,556,536   $58,963,456   $39,979,012   $26,219,999
Average commission rate.......................  $   0.0330          N/A          N/A           N/A           N/A           N/A
Ratio of net investment income to average net
  assets......................................        0.62%        1.54%        2.11%         1.79%         1.72%         2.09%
Ratio of expenses to average net assets.......        1.22%        1.28%        0.53%         0.50%         0.53%         0.59%
Portfolio turnover rate.......................       44.17%       38.17%       55.09%        59.15%        39.93%        32.33%


                                                   1990         1989         1988         1987
                                                ----------   ----------   ----------   ----------
Net asset value, beginning of year............  $    15.90   $    12.78   $    11.81   $    12.07
                                                ----------   ----------   ----------   ----------
Income from investment operations
  Net investment income.......................        0.27         0.28         0.22         0.15
  Net gains (losses) on investments (both
    realized and unrealized)..................       (0.50)        3.66         1.20         0.93
                                                ----------   ----------   ----------   ----------
  Total from investment operations............       (0.23)        3.94         1.42         1.08
Less distributions
  Dividends (from net investment income)......       (0.29)       (0.27)       (0.21)       (0.42)
  Distributions (from realized capital
    gains)....................................        0.00        (0.55)       (0.24)       (0.92)
  Distributions (from additional paid-in
    capital)..................................        0.00         0.00         0.00         0.00
  Distributions (in excess of realized capital
    gain).....................................        0.00         0.00         0.00         0.00
                                                ----------   ----------   ----------   ----------
  Total distributions.........................       (0.29)       (0.82)       (0.45)       (1.34)
Net asset value, end of year..................  $    15.38   $    15.90   $    12.78   $    11.81
                                                 =========    =========    =========    =========
  Total return................................       (1.45%)      30.83%       12.02%        8.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year.......................  $7,163,679   $5,672,894   $3,957,234   $2,934,478
Average commission rate.......................         N/A          N/A          N/A          N/A
Ratio of net investment income to average net
  assets......................................        2.42%        2.00%        1.70%        1.04%
Ratio of expenses to average net assets.......        0.77%        0.96%        1.04%        1.50%
Portfolio turnover rate.......................       31.21%       29.91%        9.51%       18.13%

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------------------
                                            1996          1995          1994           1993           1992           1991
                                         -----------   -----------   -----------   ------------   ------------   ------------
Net asset value, beginning of year...... $     19.61   $     15.53   $     16.43   $      15.56   $      14.64   $      12.70
                                         -----------   -----------   -----------   ------------   ------------   ------------
Income from investment operations
  Net investment income.................        0.64          0.69          0.64           0.52           0.59           0.64
  Net gains (losses) on investments
    (both realized and unrealized)......        3.23          4.45         (0.51)          1.68           0.92           1.94
                                         -----------   -----------   -----------   ------------   ------------   ------------
    Total from investment operations....        3.87          5.14          0.13           2.20           1.51           2.58
Less distributions
  Dividends (from net investment
    income).............................       (0.04)        (0.65)        (0.64)         (0.52)         (0.59)         (0.64)
  Distributions (from realized capital
    gains)..............................        0.00         (0.41)        (0.39)         (0.81)          0.00*          0.00*
                                         -----------   -----------   -----------   ------------   ------------   ------------
    Total distributions.................       (0.04)        (1.06)        (1.03)         (1.33)         (0.59)         (0.64)
Net asset value, end of year............ $     23.44   $     19.61   $     15.53   $      16.43   $      15.56   $      14.64
                                          ==========    ==========    ==========    ===========    ===========    ===========
    Total return........................       19.76%        33.12%         0.78%         14.14%         10.31%         20.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................. $18,572,347   $18,091,035   $16,204,925   $151,330,311   $121,540,392   $118,114,947
Average commission rate................. $    0.0593           N/A           N/A            N/A            N/A            N/A
Ratio of net investment income to
  average net assets....................        2.79%         3.54%         3.53%          3.22%          3.68%          4.46%
Ratio of expenses to average net
  assets................................        0.55%         0.56%         0.48%          0.46%          0.46%          0.49%
Portfolio turnover rate.................       29.37%        26.80%        32.48%         28.48%         35.62%         25.84%


                                             1990          1989         1988         1987
                                          -----------   ----------   ----------   ----------
                                         <
Net asset value, beginning of year......  $     14.26   $    12.67   $    12.03   $    13.03
                                          -----------   ----------   ----------   ----------
Income from investment operations
  Net investment income.................         0.54         0.64         0.70         0.44
  Net gains (losses) on investments
    (both realized and unrealized)......        (1.50)        2.20         1.64         0.54
                                          -----------   ----------   ----------   ----------
    Total from investment operations....        (0.96)        2.84         2.34         0.98
Less distributions
  Dividends (from net investment
    income).............................        (0.60)       (0.64)       (0.66)       (0.77)
  Distributions (from realized capital
    gains)..............................         0.00        (0.61)       (1.04)       (1.21)
                                          -----------   ----------   ----------   ----------
    Total distributions.................        (0.60)       (1.25)       (1.70)       (1.98)
Net asset value, end of year............  $     12.70   $    14.26   $    12.67   $    12.03
                                           ==========    =========    =========    =========
    Total return........................        (6.73%)      22.42%       19.45%        7.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year.................  $99,878,151   $6,185,876   $5,054,514   $2,945,497
Average commission rate.................          N/A          N/A          N/A          N/A
Ratio of net investment income to
  average net assets....................         5.39%        4.66%        5.24%        3.02%
Ratio of expenses to average net
  assets................................         0.52%        0.88%        0.91%        1.50%
Portfolio turnover rate.................         8.89%       19.55%       22.70%       13.73%

---------------

* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                         ---------------------------------------------------------------------------------
                                            1996          1995          1994          1993          1992          1991
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of year.....  $     10.57   $      9.75   $     10.51   $     10.33   $     10.22   $      9.69
                                         -----------   -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................         0.62          0.63          0.60          0.47          0.59          0.77
  Net gains (losses) on investments
    (both realized and unrealized).....        (0.23)         0.82         (0.76)         0.34          0.11          0.71
                                         -----------   -----------   -----------   -----------   -----------   -----------
    Total from investment operations...         0.39          1.45         (0.16)         0.81          0.70          1.48
Less distributions
  Dividends (from net investment
    income)............................         0.00         (0.63)        (0.60)        (0.47)        (0.59)        (0.77)
  Distributions (from realized capital
    gains).............................         0.00          0.00          0.00         (0.16)         0.00*         0.00
  Distributions (from additional
    paid-in capital)...................         0.00          0.00          0.00          0.00          0.00         (0.18)
                                         -----------   -----------   -----------   -----------   -----------   -----------
    Total distributions................         0.00         (0.63)        (0.60)        (0.63)        (0.59)        (0.95)
Net asset value, end of year...........  $     10.96   $     10.57   $      9.75   $     10.51   $     10.33   $     10.22
                                          ==========    ==========    ==========    ==========    ==========    ==========
    Total return.......................         3.69%        14.82%        (1.52%)        7.84%         6.85%        15.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................  $40,045,253   $37,519,833   $32,283,693   $31,326,168   $20,911,161   $22,005,519
Ratio of net investment income to
  average net assets...................         5.88%         6.10%         5.66%         5.26%         6.24%         7.88%
Ratio of expenses to average net
  assets...............................         0.48%         0.49%         0.52%         0.52%         0.53%         0.51%
Portfolio turnover rate................        33.59%        32.07%        25.41%        50.61%        62.27%        55.03%


                                            1990          1989          1988          1987
                                         -----------   -----------   -----------   -----------
Net asset value, beginning of year.....  $      9.85   $      9.63   $      9.93   $     12.15
                                         -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................         0.84          0.90          0.86          0.89
  Net gains (losses) on investments
    (both realized and unrealized).....        (0.16)         0.22         (0.29)        (0.88)
                                         -----------   -----------   -----------   -----------
    Total from investment operations...         0.68          1.12          0.57          0.01
Less distributions
  Dividends (from net investment
    income)............................        (0.84)        (0.90)        (0.87)        (1.59)
  Distributions (from realized capital
    gains).............................         0.00          0.00          0.00         (0.64)
  Distributions (from additional
    paid-in capital)...................         0.00          0.00          0.00          0.00
                                         -----------   -----------   -----------   -----------
    Total distributions................        (0.84)        (0.90)        (0.87)        (2.23)
Net asset value, end of year...........  $      9.69   $      9.85   $      9.63   $      9.93
                                          ==========    ==========    ==========    ==========
    Total return.......................         6.90%        11.63%         5.74%         0.08%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................  $20,260,361   $20,419,237   $23,192,883   $25,217,761
Ratio of net investment income to
  average net assets...................         8.52%         8.67%         8.43%         8.18%
Ratio of expenses to average net
  assets...............................         0.54%         0.60%         0.55%         0.60%
Portfolio turnover rate................        20.06%        30.99%        24.77%        32.23%

---------------

* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                         ---------------------------------------------------------------------------------
                                            1996          1995          1994          1993          1992          1991
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of year.....  $     12.88   $     10.47   $     12.05   $     11.19   $     11.03   $     10.47
                                         -----------   -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................         0.79          0.74          0.84          0.50          0.81          0.72
  Net gains (losses) on investments
    (both realized and unrealized).....        (0.83)         2.41         (1.58)         1.09          0.16          1.12
                                         -----------   -----------   -----------   -----------   -----------   -----------
    Total from investment operations...        (0.04)         3.15         (0.74)         1.59          0.97          1.84
Less distributions
  Dividends (from net investment
    income)............................         0.00         (0.74)        (0.84)        (0.50)        (0.74)        (0.72)
  Distributions (from realized capital
    gains).............................         0.00          0.00          0.00         (0.23)         0.00*        (0.37)
  Distributions (from additional
    paid-in capital)...................         0.00          0.00          0.00          0.00         (0.07)        (0.19)
                                         -----------   -----------   -----------   -----------   -----------   -----------
    Total distributions................         0.00         (0.74)        (0.84)        (0.73)        (0.81)        (1.28)
Net asset value, end of year...........  $     12.84   $     12.88   $     10.47   $     12.05   $     11.19   $     11.03
                                          ==========    ==========    ==========    ==========    ==========    ==========
    Total return.......................         (.31%)       30.04%        (6.14%)       14.21%         8.79%        17.57%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................  $62,098,817   $62,017,889   $44,012,329   $63,044,619   $29,564,159   $23,207,734
Ratio of net investment income to
  average net assets...................         6.40%         6.58%         6.45%         5.69%         7.71%         8.12%
Ratio of expenses to average net
  assets...............................         0.46%         0.48%         0.49%         0.48%         0.51%         0.51%
Portfolio turnover rate................        59.78%        79.45%       110.19%        45.93%         0.17%        63.68%


                                            1990          1989          1988          1987
                                         -----------   -----------   -----------   -----------
Net asset value, beginning of year.....  $     10.70   $      9.97   $     10.28   $     12.87
                                         -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................         0.90          0.96          0.96          0.92
  Net gains (losses) on investments
    (both realized and unrealized).....        (0.23)         0.73         (0.10)        (1.11)
                                         -----------   -----------   -----------   -----------
    Total from investment operations...         0.67          1.69          0.86         (0.19)
Less distributions
  Dividends (from net investment
    income)............................        (0.90)        (0.96)        (1.17)        (1.58)
  Distributions (from realized capital
    gains).............................         0.00          0.00          0.00         (0.82)
  Distributions (from additional
    paid-in capital)...................         0.00          0.00          0.00          0.00
                                         -----------   -----------   -----------   -----------
    Total distributions................        (0.90)        (0.96)        (1.17)        (2.40)
Net asset value, end of year...........  $     10.47   $     10.70   $      9.97   $     10.28
                                          ==========    ==========    ==========    ==========
    Total return.......................         6.26%        16.95%         8.37%        (1.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................  $20,532,817   $20,770,552   $23,840,760   $26,798,016
Ratio of net investment income to
  average net assets...................         8.72%         8.54%         9.04%         8.44%
Ratio of expenses to average net
  assets...............................         0.53%         0.64%         0.54%         0.60%
Portfolio turnover rate................        27.49%        36.00%        42.79%       128.24%

---------------

* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                               1996         1995         1994         1993          1992          1991
                                            ----------   ----------   ----------   -----------   -----------   -----------
Net asset value, beginning of year........  $    15.72   $    13.14   $    13.47   $     12.64   $     13.13   $     11.75
                                            ----------   ----------   ----------   -----------   -----------   -----------
Income from investment operations
  Net investment income...................        0.36         0.43         0.38          0.37          0.42          0.53
  Net gains (losses) on investments (both
    realized and unrealized)..............        1.91         3.03        (0.24)         1.01         (0.29)         1.86
                                            ----------   ----------   ----------   -----------   -----------   -----------
    Total from investment operations......        2.27         3.46         0.14          1.38          0.13          2.39
Less distributions
  Dividends (from net investment
    income)...............................        0.00        (0.43)       (0.38)        (0.37)        (0.42)        (0.53)
  Distributions (from realized capital
    gains)................................        0.00        (0.43)       (0.09)        (0.18)        (0.20)        (0.48)
  Distributions (in excess if realized capital gain) ..       0.00      (0.02)       0.00        0.00*        0.00*        0.00
                                            ----------   ----------   ----------   -----------   -----------   -----------
    Total distributions...................        0.00        (0.88)       (0.47)        (0.55)        (0.62)        (1.01)
Net asset value, end of year..............  $    17.99   $    15.72   $    13.14   $     13.47   $     12.64   $     13.13
                                             =========    =========    =========    ==========    ==========    ==========
    Total return..........................       14.44%       26.32%        1.03%        10.92%         0.99%        20.34%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year...................  $3,380,587   $3,272,075   $2,860,700   $34,076,498   $22,704,133   $16,829,653
Average commission rate...................  $   0.0412          N/A          N/A           N/A           N/A           N/A
Ratio of net investment income to average
  net assets..............................        2.02%        2.68%        3.19%         3.13%         3.68%         4.72%
Ratio of expenses to average net assets...        0.91%        0.95%        0.57%         0.53%         0.57%         0.60%
Portfolio turnover rate...................       24.43%       27.69%       51.38%        28.98%        26.44%        22.03%


                                               1990          1989          1988          1987
                                            -----------   -----------   -----------   -----------
Net asset value, beginning of year........  $     12.27   $     11.26   $     11.00   $     12.18
                                            -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income...................         0.70          0.75          0.71          0.69
  Net gains (losses) on investments (both
    realized and unrealized)..............        (0.40)         1.74          0.36         (0.21)
                                            -----------   -----------   -----------   -----------
    Total from investment operations......         0.30          2.49          1.07          0.48
Less distributions
  Dividends (from net investment
    income)...............................        (0.71)        (0.75)        (0.70)        (1.33)
  Distributions (from realized capital
    gains)................................        (0.11)        (0.73)        (0.11)        (0.33)

  Distributions (in excess if realized cap         0.00          0.00          0.00          0.00
                                            -----------   -----------   -----------   -----------
    Total distributions...................        (0.82)        (1.48)        (0.81)        (1.66)
Net asset value, end of year..............  $     11.75   $     12.27   $     11.26   $     11.00
                                             ==========    ==========    ==========    ==========
    Total return..........................         2.44%        22.11%         9.73%         3.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year...................  $10,373,263   $12,319,454   $16,050,117   $13,039,577
Average commission rate...................          N/A           N/A           N/A           N/A
Ratio of net investment income to average
  net assets..............................         6.04%         5.86%         6.10%         5.35%
Ratio of expenses to average net assets...         0.63%         0.67%         0.62%         0.75%
Portfolio turnover rate...................        11.49%         8.06%         4.46%        12.31%

---------------

* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                                                       FOR THE
                                                                                                                       PERIOD
                                                                                                                    MAY 1, 1991**
                                                     FOR THE YEARS ENDED DECEMBER 31,                                  THROUGH
                            -----------------------------------------------------------------------------------     DECEMBER 31,
                                1996             1995             1994                1993             1992             1991
                            ------------     ------------     ------------        ------------     ------------     -------------
Net asset value, beginning
  of period...............  $      10.21      $      9.51      $      9.72        $       9.66     $      10.70      $     10.00
                            ------------     ------------     ------------        ------------     ------------     -------------
Income from investment
  operations
  Net investment income...          0.45             0.34             0.05                0.52             1.00             0.27
  Net gains (losses) on
     investments (both
     realized and
     unrealized)..........         (0.08)            0.70            (0.21)               0.27            (0.25)            0.70
                            ------------     ------------     ------------        ------------     ------------     -------------
     Total from investment
       operations.........          0.37             1.04            (0.16)               0.79             0.75             0.97
Less distributions
  Dividends (from net
     investment income)...          0.00            (0.34)           (0.05)              (0.52)           (1.00)           (0.27)
  Distributions (from
     realized capital
     gains)...............          0.00            (0.00)*           0.00               (0.21)           (0.79)            0.00
  Distributions (in excess
     of realized capital
     gains)...............          0.00            (0.00)            0.00                0.00*            0.00             0.00
                            ------------     ------------     ------------        ------------     ------------     -------------
     Total
       distributions......          0.00            (0.34)           (0.05)              (0.73)           (1.79)           (0.27)
Net asset value, end of
  period..................  $      10.58      $     10.21      $      9.51        $       9.72     $       9.66      $     10.70
                              ==========        =========        =========          ==========       ==========      ===========
     Total return.........          3.62%           10.89%           (2.68%)+++           8.18%            7.01%            9.70%++
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period..................  16,383,300..      $ 8,555,893      $ 1,204,231        $ 20,036,097     $ 19,096,791      $42,235,195
Ratio of net investment
  income to average net
  assets..................          5.59%            6.10%            5.43%+++            5.06%            6.25%            5.75%+
Ratio of expenses to
  average net assets......          0.55%            0.74%            0.57%+++            0.53%            0.50%             .43%+
Portfolio turnover rate...         12.52%            0.28%            7.82%              41.01%           28.28%          151.81%

---------------
  * Less than $.01 per share.
 ** Commencement of operations.
  + Annualized
 ++ Average Annual
+++ Annualized since Portfolio was dormant from June 24, 1994 to November 18, 1994.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                             1996           1995          1994          1993          1992          1991
                                         ------------   ------------   -----------   -----------   -----------   -----------
Net asset value, beginning of year.....  $       1.00   $       1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                         ------------   ------------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income................          0.05           0.05          0.04          0.03          0.03          0.06
Less distributions
  Dividends (from net investment
    income)............................         (0.05)         (0.05)        (0.04)        (0.03)        (0.03)        (0.06)
                                         ------------   ------------   -----------   -----------   -----------   -----------
Net asset value, end of year...........  $       1.00   $       1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                          ===========    ===========    ==========    ==========    ==========    ==========
        Total return...................          5.00%          5.50%         3.82%         2.75%         3.31%         5.60%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................  $144,932,159   $110,366,978   $83,352,731   $65,474,860   $50,892,593   $34,642,974
Ratio of net investment income to
  average net assets...................          4.95%          5.30%         3.77%         2.62%         3.17%         5.80%
Ratio of expenses to average net
  assets...............................          0.45%          0.46%         0.49%         0.46%         0.48%         0.54%


                                            1990          1989          1988         1987
                                         -----------   -----------   ----------   ----------
Net asset value, beginning of year.....  $      1.00   $      1.00   $     1.00   $     1.00
                                         -----------   -----------   ----------   ----------
Income from investment operations
  Net investment income................         0.07          0.08         0.07         0.05
Less distributions
  Dividends (from net investment
    income)............................        (0.07)        (0.08)       (0.07)       (0.05)
                                         -----------   -----------   ----------   ----------
Net asset value, end of year...........  $      1.00   $      1.00   $     1.00   $     1.00
                                          ==========    ==========    =========    =========
        Total return...................         7.22%         8.20%        6.56%        5.34%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year................  $26,924,389   $10,817,623   $4,552,241   $2,883,644
Ratio of net investment income to
  average net assets...................         7.63%         8.06%        6.77%        5.36%
Ratio of expenses to average net
  assets...............................         0.54%         0.92%        1.08%        1.50%

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of MONY Series Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities of MONY Series Fund, Inc. (comprising the Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities and Money Market Portfolios), including the portfolios of investments, as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended for all the Portfolios except Government Securities Portfolio for which the period is for each of the five years in the period ended December 31, 1996 and for the period from May 1, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the MONY Series Fund, Inc. as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

New York, New York
February 14, 1997

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                             Chairman, President and Director
Joel Davis                                    Director
Michael J. Drabb                              Director
Alan J. Hartnick                              Director
Floyd L. Smith                                Director
Edward E. Hill                                Vice President-Compliance
David V. Weigel                               Treasurer
John P. Keller                                Controller
Frederick C. Tedeschi                         Secretary
INVESTMENT ADVISER
MONY Life Insurance Co. of America
1740 Broadway
New York, New York 10019
PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corp.
1740 Broadway
New York, New York 10019
CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
TRANSFER AGENT
The Mutual Life Insurance Co. of New York
1740 Broadway
New York, New York 10019
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The objective of Enterprise Accumulation Trust Equity Portfolio is to seek long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.

     The Equity Portfolio had an excellent year in 1996, providing a total return of 25.2%. This performance exceeded the total return of 22.9% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization.

     Through the consistent application of our value disciplines, the Portfolio has produced above-market returns over extended periods. For the five years ended December 31, 1996, the Portfolio's average annual return of 18.0% was well ahead of the 15.2% average annual return of the S&P 500. Since its inception on August 1, 1988, the Portfolio has generated an average annual return of 16.7%, exceeding the 16.0% average annual return of the S&P 500.

     OpCap achieved these results by remaining disciplined in our value approach even as the stock market advanced to new highs. The stocks owned by the Portfolio had an average price-earnings ratio of 14.2 at the end of 1996, a significant discount from the price-earnings ratio of 19.5 for the S&P 500. Despite this discount, the companies in the Portfolio generated what we believe to be high and potentially sustainable levels of earnings and cash flow. By investing in quality, undervalued businesses, OpCap seeks to control risk and outperform the market over time. As we enter the new year, we believe the quality of the businesses we own, their low relative valuations and the ability of company managements to maximize shareholder returns may help limit risk if the market declines and may provide significant opportunity for reward.

     The Portfolio owns a diverse group of undervalued companies with superior business characteristics. A "superior" company, in our view, has a powerful competitive position, a well-thought-out business strategy, excellent earnings and high cash flow, and a shareholder-oriented management. OpCap continues to find a number of undervalued quality companies in the insurance, banking and miscellaneous financial services sector, which represented as of year-end about one-third of the Portfolio's net assets. Each of the financial companies in the Portfolio has a unique business franchise with competitive advantages, such as low-cost distribution, highly automated processing, dominant market share and/or high customer retention. In all cases, company management is focused on using the company's cash flow to increase shareholder value. Business results of these companies continue to improve regardless of the interest rate environment.

     As of December 31, 1996, assets were allocated 86% to common stocks and 14% to cash and cash equivalents. The Portfolio's five largest equity positions at the end of the year were Ace, Ltd., a Bermuda-based provider of excess directors and officers liability insurance, representing 4.9% of the Portfolio's net assets: EXEL, Ltd., a strongly capitalized specialty insurance company, also based in Bermuda, 4.4% of net assets; Wells Fargo & Company, a leading bank in the Western United States, 3.8% of net assets; Caterpillar, Inc., which manufacturers earth-moving equipment and diesel engines and other products, 3.5% of net assets; and LucasVarity PLC, which manufactures automotive components, diesel engines and other products, 3.1% of net assets.

     Major industry positions were in the insurance sector, 22.4% of the Portfolio's net assets; transportation, 7.2% of net assets; banking, 6.8% of net assets; aerospace, 5.7% of net assets; and miscellaneous financial services, 5.5% of net assets.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST EQUITY PORTFOLIO FROM INCEPTION (8/1/88)
               THROUGH 12/31/96 AND TOTAL RETURN ON S&P 500 INDEX

                MEASUREMENT PERIOD
               (FISCAL YEAR COVERED)                       EQUITY PORTFOLIO                 S&P 500
                     8/1/88                                     10000                        10000
                     12/31/88                                   10190                        10367
                     12/31/89                                   12500                        13651
                     12/31/90                                   12223                        13228
                     12/31/91                                   16038                        17250
                     12/31/92                                   18909                        18565
                     12/31/93                                   20393                        20432
                     12/31/94                                   21182                        20693
                     12/31/95                                   29325                        28466
                     12/31/96                                   36721                        34987

           * Past Performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.
                The line graph above does not reflect Variable Account expenses.

                              SMALL CAP PORTFOLIO

GAMCO INVESTORS, INC.
RYE, NEW YORK

     The objective of Enterprise Accumulation Trust Small Cap Portfolio is to seek capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion.

     OpCap Advisors was the investment adviser to Enterprise Accumulation Trust Small Cap Portfolio from inception on August 1, 1988 through May 31, 1996. GAMCO Investors became manager of the Portfolio on June 1, 1996.

     GAMCO's focus is on free cash flow. GAMCO believes free cash flow is the best barometer of a business' value. Rising free cash flow often foreshadow net earnings improvement. GAMCO also looks at long-term earnings trends. In addition, GAMCO analyzes on and off balance sheet assets and liabilities. GAMCO wants to know everything that will add to or detract from private market value estimates. Finally, GAMCO looks for a catalyst: something happening in the company's industry or indigenous to the company itself that may surface value.

     For the twelve months ended December 31, 1996, the Small Cap Portfolio had a total return of 11.2%, below the total return of 16.5% of the Russell 2000 Index, an unmanaged index composed of small stocks traded on the NASDAQ, the New York and American Stock Exchanges. For five years ended December 31, 1996, the Portfolio's average annual return was 12.6% versus the 15.6% return of the Russell 2000 Index. Since inception August 1, 1988 through December 31, 1996 the Small Cap Portfolio had an average annual total return of 13.6% compared with 13.1% for the Russell 2000 Index.

     Media and communication stocks remain undervalued, as investors are focusing on companies with visible earnings growth. Regulatory changes as well as strong cash flows may benefit many of these companies in future quarters. Cable stocks, for example, declined on fear of competition from direct broadcast satellite but may enjoy strong cash flows and revenue streams from such services as Internet access.

     Top holdings in the Portfolio at year end included Culbro Corporation, Coltec Industries, Inc., Chris Craft Industries, Inc., Tele Communications, Inc., and Precision Castparts Corporation, with major industry concentrations in the broadcasting/media, aerospace, automotive, machinery and telecommunication sectors.

     GAMCO will continue to focus on value. GAMCO favors industries and individual companies in the early stages of sustainable earnings uptrends and other fundamentally attractive opportunities that participated only marginally in the 1996 bull market. Aerospace component manufacturers may experience superior earnings gains for the next three to five years as airlines throughout the world continue to rebuild and refurbish their fleets. Auto aftermarket companies are positioned so that they may grow earnings as the economy and new car sales slow. As Personal Communication Services (PCS) systems come on-line in the year ahead, cellular telephone companies, which have been under the cloud of future competition from PCS, will have an opportunity to demonstrate the long term viability of what GAMCO believes will remain a good growth business. Entertainment software and cable network stocks, which were panned in 1996, may get more favorable reviews from investors in the year ahead.

     Finally, and perhaps most importantly for 1997, corporate restructurings, in the form of mergers and sales and spin-offs of assets, may continue at a feverish pace. There is strong global appetite for extending product lines and distribution systems via acquisitions. The world is awash in liquidity and stock is an increasingly valuable currency. In response, corporate managements that hope to remain independent may be under pressure to surface the value of their businesses by selling underperforming divisions, spinning off undervalued assets and repurchasing shares. Deals and corporate events of this nature may trigger some of the biggest small company stock advances in 1997.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST SMALL CAP PORTFOLIO FROM INCEPTION (8/1/88)
            THROUGH 12/31/96 AND TOTAL RETURN ON RUSSELL 2000 INDEX

                MEASUREMENT PERIOD
               (FISCAL YEAR COVERED)                     SMALL CAP PORTFOLIO              RUSSELL 2000
                      8/1/88                                    10000                         10000
                      12/31/88                                  10190                          9936
                      12/31/89                                  12060                         11549
                      12/31/90                                  10883                          9296
                      12/31/91                                  16120                         13577
                      12/31/92                                  19584                         16078
                      12/31/93                                  23405                         19117
                      12/31/94                                  23409                         18769
                      12/31/95                                  26284                         24106
                      12/31/96                                  29231                         28082

            * Past Performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.
                The line graph above does not reflect Variable Account expenses.

                               MANAGED PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The objective of Enterprise Accumulation Trust Managed Portfolio is to seek growth of capital over time through investment in a portfolio consisting of common stocks, bond and cash equivalents, the percentages of which will vary based on management's assessments of relative investment values.

     Continuing its solid long-term performance, the Managed Portfolio provided a total return of 23.5% in 1996. This return was slightly ahead of the total return of 22.9% with dividends included for the Standard & Poor's 500 Index (S&P
500), an unmanaged index of 500 of the largest corporations weighted by market capitalization.

     The Portfolio has been a consistently strong performer over time. For the five years ended December 31, 1996, the Portfolio delivered an average annual return of 19.5%, handily surpassing the 15.2% average annual return of the S&P
500. Since its inception on August 1, 1988, the Portfolio has provided an average annual return of 20.3%, surpassing the 16.1% return for the S&P 500.

     The Portfolio invests in stocks, bonds and cash equivalents, with a bias toward stocks. The Portfolio owns undervalued businesses with high cash flow. OpCap Advisors investment style specifically attempts to avoid forecasting the stock market or the economy. Instead, OpCap Advisors focuses on individual companies and tries to understand where their businesses are going over the next several years, not on where the market is heading in the next quarter.

     The Portfolio had a cash position of 10% at year-end. In addition to its cash position, the Portfolio's assets were allocated 89% to common stocks and securities convertible into common stocks and 1% to Treasury bonds and notes.

     The Portfolio's five largest positions at year-end were Wells Fargo & Company, a leading bank in the Western United States, representing 7.6% of net assets; McDonnell Douglas Corporation, the nation's largest manufacturer of military aircraft and an important competitor in commercial aircraft, 5.9% of net assets; Citicorp, a leading bank and financial services company, 5.3% of net assets; Federal Home Loan Mortgage Corporation (Freddie Mac), the second largest insurer of home mortgages in the United States, 4.8% of net assets; and DuPont (E.I.) de Nemours & Company, a major industrial company operating in chemicals, fibers, polymers, petroleum and diversified business, 4.4% of net assets. OpCap Advisors remains comfortable with the Portfolio's largest equity holdings and is prepared to buy more shares on price weakness.

     Major industry positions were in the banking sector, 14.5% of the Portfolio's net assets; miscellaneous financial services, 11.6% of net assets; aerospace, 8.4% of net assets; chemicals, 7.5% of net assets; and machinery, 6.9% of net assets.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST MANAGED PORTFOLIO FROM INCEPTION (8/1/88)
               THROUGH 12/31/96 AND TOTAL RETURN ON S&P 500 INDEX

                MEASUREMENT PERIOD
               (FISCAL YEAR COVERED)                      MANAGED PORTFOLIO                 S&P 500
                     8/1/88                                     10000                        10000
                     12/31/88                                   10440                        10367
                     12/31/89                                   13836                        13651
                     12/31/90                                   13336                        13228
                     12/31/91                                   19468                        17250
                     12/31/92                                   23098                        18565
                     12/31/93                                   25498                        20432
                     12/31/94                                   26152                        20693
                     12/31/95                                   38416                        28466
                     12/31/96                                   47433                        34987

                * Past Performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.
           The line graph above does not reflect Variable Account expenses.

                         INTERNATIONAL GROWTH PORTFOLIO

BRINSON PARTNERS, INC.
CHICAGO, ILLINOIS

     The objective of Enterprise Accumulation Trust International Growth Portfolio is to seek capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

     For 1996, the Portfolio returned 12.7% versus the EAFE Index return of 6.1%. The EAFE Index is an unmanaged index composed of stocks representing the stock markets of Europe, Australia, New Zealand and the Far East. Since November 30, 1994, through December 31, 1996, the Portfolio returned an average annual return of 13.3% versus the EAFE Index return of 8.6%. Since inception on November 18, 1994, the Portfolio has generated average annual returns of 12.3%

     Throughout 1996, Enterprise Accumulation Trust International Growth Portfolio benefited from its active strategies in currency allocation and security selection. Market allocation slightly detracted from performance during the year. The underweight in the Japanese yen, Swiss franc, German deutschemark and offsetting overweights primarily in the U.S. dollar, were all successful strategies. Stock selection was very strong within the Japanese equity market. Honda and Toyota hit record highs in Japan in 1996. Underweighting the financials and overweighting the pharmaceuticals, precision instruments and electrical machinery industries all contributed to portfolio returns. The Portfolio's overweight in cash and underweight market positions in Sweden, Hong Kong and Switzerland detracted slightly from performance. This was partially offset by positive results from overweights in the Netherlands, Spain, and Belgium and underweights in Japan and Singapore.

     At year-end the Portfolio's largest holdings included Royal Dutch Petroleum (Netherlands), Telecom Corp. of NZ (New Zealand), Matsushita Electric Industrial (Japan), Unilever (United Kingdom and Netherlands), and British Telecom (United Kingdom). Major country concentrations focused on Japan, United Kingdom, France, Germany and the Netherlands.

     While 1997 economic growth expectations are picking up for most countries, several markets are not expected to maintain last year's strong growth into 1997. The inflation outlook remains relatively benign for most developed markets. Despite an environment of good Gross Domestic Product growth, the combination of fiscal restraint and downward wage pressures may help to keep inflation under control.

     The Portfolio continues to target a 5% strategic cash position, reflecting our view that non-U.S equity markets are overpriced. The Japanese equity market is notably more overpriced than most of the other non-U.S. markets. Given Brinson's valuation analysis and fundamental considerations, the Portfolio is underweight in Japan by 6.5%.

     The other non-U.S. equity markets (excluding Japan) are overweight by 1.5%. Brinson continues to emphasize New Zealand, Australia and, in Europe, France, Netherlands, Belgium and Finland. The Portfolio remains modestly overweight in Spain and the United Kingdom and neutrally positioned in Italy. The outlook for German earnings has become more favorable. Throughout Europe, there is growing evidence of an awareness by company managements of shareholder value. This has been pronounced in Germany, where a number of companies have started to restructure.

     Canada has enjoyed a period of declining interest rates, an improving fiscal picture and a somewhat undervalued Canadian dollar that has supported its exporters. At this point, however, Brinson views interest rates as being unsustainably low and currency at or close to fair value. Brinson's fundamental analysis indicates that this market has become more expensive. The Portfolio is invested, but quite underweight, in Hong Kong and Switzerland with lesser underweights held in Canada and Malaysia. Currency strategy continues to favor the U.S. dollar over the less attractive Japanese yen, German deutschemark, Swiss franc and French franc.

     As with all international growth funds, Enterprise Accumulation Trust International Growth Portfolio carries additional risks associated with possibly less stable foreign securities and currencies, lack of uniform accounting standards and political instability.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST INTERNATIONAL GROWTH PORTFOLIO FROM INCEPTION
          (11/30/94) THROUGH 12/31/96 AND TOTAL RETURN ON EAFE INDEX

  MEASUREMENT PERIOD
 (FISCAL YEAR COVERED)           INTERNATIONAL PORTFOLIO                EAFE
       11/30/94                           10000                         10000
       12/31/94                           10040                         10063
       12/31/95                           11510                         11191
       12/31/96                           12967                         11868

           * Past Performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.
                The line graph above does not reflect Variable Account expenses.

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

     The objective of Enterprise Accumulation Trust High-Yield Bond Portfolio is to seek maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service or BB or lower by Standard & Poor's Corporation.

     The Portfolio returned 12.9% for 1996, versus 8.9% for the Lehman Brothers BB Index, an unmanaged index composed of all issues rated below Baa by Moody's and all issues rated BB by Standard & Poors. Since November 30, 1994 through December 31, 1996, the High-Yield Bond Portfolio had an average annual total return of 14.7% versus the Lehman Brothers BB Index which returned 15%. Since inception on November 18, 1994, the Portfolio has generated average annual returns of 14.1%.

     Five elements helped the high yield bond market, and specifically the High-Yield Bond Portfolio, to post solid returns in 1996. Investors poured $16.0 billion of new money into the high-yield market in 1996 which helped keep the market technicals favorably balanced through much of the year. Secondly, for the second year in a row the investment grade buyer was evident in the high-yield market. With spreads on investment grade bonds remaining historically tight, corporate fixed income buyers participated heavily in many BB new issues. In addition, new issues for 1996 totaled $72 billion, more than doubling the $31 billion issued in 1995. The quality of the new issues continued to deteriorate, with approximately 72% of the new issuance rated single B or lower. The telecommunications sector dominated the new issuance, accounting for 28% of the merchandise. Also, a receptive initial public offering environment and/or strong stock market generally is supportive to the high-yield market for it allowed issuers to improve their balance sheet through issuance of equity. This potential financial flexibility reduces credit risk. Finally, defaults were surprisingly light in 1996 with 16 defaults representing $4.2 billion. This compares to 30 issues and $8.2 billion in 1995. Defaults as a percent of the market have been less than 3% for five consecutive years. This trend has bolstered the legitimacy of the high-yield market as an asset class for pension funds and fiduciary investors.

     In 1997 high-yield bond performance may be influenced primarily by three factors. Credit risk is expected to increase somewhat and the yield advantage of high-yield bonds over treasuries may also increase modestly. Overall growth of corporate profitability may moderate with businesses experiencing more difficulty in passing along production cost increases. Next, new issuance for 1997 may decline to $40 to $50 billion due to a smaller calendar of offerings by the telecommunications industry. Finally, capital flows into the high-yield market may continue to grow contingent on the absolute yield advantage and return over treasuries and the perceived credit risk. Interest among pension funds and foundations has increased. Sales of new mutual fund shares has brought the sector to prominence, owning approximately 20% of the universe. During the relatively low interest rates of the past several years, the insurance industry has also remained a steady buyer of high-yield bonds. Reinvestment of coupons has been a stabilizing factor which may potentially repeat in 1997.

     The economic and monetary climate for high-yield bonds may be somewhat less favorable in 1997 while still offering substantial relative performance opportunities over treasuries and investment grade bonds. The relative performance of high-yield bonds in 1997 may not be quite as outstanding, as in 1996, but still very rewarding. High-yield bonds may not perform as well in relative terms if interest rates were to substantially decline. The high-yield sector has historically performed very well during periods of moderately rising interest rates.

     Managing this sector in 1997 for competitive returns could be more difficult, requiring greater scrutiny of credit quality. Caywood-Scholl's investment policy of maintaining broad diversification among favorable industries and issuers should help the Portfolio in seeking to capture solid risk adjusted returns in this investment environment.

     Like all investments in high-yield bond funds, an investment in the High-Yield Bond Portfolio carries an increased risk that issuers of securities in which the High-Yield Bond Portfolio invests may default in the payment of principal and interest as compared to the risk of such defaults in other Income Portfolios. In addition, an investment in the High-Yield Bond Portfolio may be subject to certain other risks relating to the market price, relative liquidity in the secondary market and sensitivity to interest rate and economic changes on the noninvestment grade securities in which the High-Yield Bond Portfolio invests that are higher than may be associated with higher rated, investment grade securities.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST HIGH-YIELD BOND PORTFOLIO FROM INCEPTION
                                   (11/30/94)
              THROUGH 12/31/96 AND TOTAL RETURN ON LEHMAN BB INDEX

     MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)               HIGH-YIELD BOND              LEHMAN BB
          11/30/94                           10000                     10000
          12/31/94                           10111                     10079
          12/31/95                           11788                     12280
          12/31/96                           13312                     13376

           * Past Performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.
                The line graph above does not reflect Variable Account expenses.

     The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                   NUMBER OF SHARES OR
     COMMON STOCKS -- 86.06%        PRINCIPAL AMOUNT            VALUE
----------------------------------------------------------------------------
AEROSPACE -- 5.72%
  AlliedSignal Inc.                         45,920          $      3,076,640
  Lockheed Martin Corporation               86,000                 7,869,000
  McDonnell Douglas Corporation            110,506                 7,072,384
                                                         -------------------
                                                                  18,018,024
AUTOMOTIVE -- 3.10%
  LucasVarity PLC                          257,000                 9,766,000
BANKING -- 6.76%
  Citicorp                                  90,544                 9,326,032
  Wells Fargo & Company                     44,362                11,966,649
                                                         -------------------
                                                                  21,292,681
BROADCASTING -- 0.07%
  TCI Satellite Entertainment Inc.          21,000                   207,375
CABLE -- 1.08%
  Tele Communications Inc.*                260,000                 3,396,250
CHEMICALS -- 3.20%
  Du Pont (E. I.) de Nemours &
    Company                                 60,000                 5,662,500
  Hercules Inc.                            102,202                 4,420,236
                                                         -------------------
                                                                  10,082,736
CONGLOMERATES -- 1.43%
  General Electric Company                  45,544                 4,503,163
CONSUMER PRODUCTS -- 2.42%
  Avon Products Inc.                        72,756                 4,156,187
  Mattel Inc.                              124,875                 3,465,281
                                                         -------------------
                                                                   7,621,468
DRUGS & MEDICAL PRODUCTS -- 3.52%
  Becton, Dickinson & Company              186,158                 8,074,603
  Warner-Lambert Company                    40,252                 3,018,900
                                                         -------------------
                                                                  11,093,503
ELECTRONICS -- 3.13%
  Adaptec Inc.                             100,000                 4,000,000
  Arrow Electronics Inc.*                   78,462                 4,197,717
  Electronic Arts Inc.*                     55,000                 1,646,563
                                                         -------------------
                                                                   9,844,280
ENERGY -- 1.48%
  Triton Energy Ltd.*                       96,004                 4,656,194
HEALTH CARE -- 4.27%
  Columbia/HCA Healthcare
    Corporation                            160,000                 6,520,000
  Ornda Healthcorp                          22,000                   643,500
  Tenet Healthcare Corporation*            287,000                 6,278,125
                                                         -------------------
                                                                  13,441,625
INSURANCE -- 22.36%
  Ace Ltd.                                 257,000                15,452,125
  AFLAC Inc.                               185,128                 7,914,222
  American International Group
    Inc.                                    40,612                 4,396,249
  Everest Reinsurance Holdings             175,000                 5,031,250
  EXEL Ltd.                                372,348                14,102,680
  General Re Corporation                    25,000                 3,943,750
  Mid Ocean Ltd.                           150,000                 7,875,000
  Progressive Corporation (Ohio)            76,421                 5,148,865
  Renaissance Holdings Ltd.                150,000                 4,950,000
  Transamerica Corporation                  20,126                 1,589,954
                                                         -------------------
                                                                  70,404,095
MACHINERY -- 5.26%
  Caterpillar Inc.                         148,000                11,137,000
  Tenneco Inc.                             120,000                 5,415,000
                                                         -------------------
                                                                  16,552,000

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -----------------------------------------
METALS & MINING -- 0.47%
  Freeport McMoRan Copper & Gold
    (Class B)                               49,431          $      1,476,751
MISC. FINANCIAL SERVICES -- 5.53%
  Countrywide Credit Industries
    Inc.                                   316,088                 9,048,019
  Federal Home Loan Mortgage
    Corporation                             76,045                 8,374,456
                                                         -------------------
                                                                  17,422,475
PAPER & FOREST PRODUCTS -- 0.41%
  Champion International
    Corporation                             30,000                 1,297,500
PRINTING & PUBLISHING -- 1.99%
  Donnelley R R & Sons Company             200,000                 6,275,000
RESTAURANTS -- 1.98%
  McDonalds Corporation                    138,000                 6,244,500
RETAIL -- 2.89%
  May Department Stores Company            194,712                 9,102,786
TELECOMMUNICATIONS -- 1.66%
  Sprint Corporation                       131,000                 5,223,625
TRANSPORTATION -- 7.15%
  AMR Corporation*                          89,000                 7,843,125
  Canadian Pacific Limited                 155,000                 4,107,500
  Carnival Corporation                     210,000                 6,930,000
  CSX Corporation                           86,000                 3,633,500
                                                         -------------------
                                                                  22,514,125
UTILITIES -- 0.18%
  El Paso Natural Gas Company               11,160                   563,580
                                                         -------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $200,062,464)                                   270,999,736
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 13.73%
----------------------------------------------------------------------------
  Ford Motor Credit Company
    5.40% due 01/23/97                 $13,000,000                12,957,100
  Norwest Financial Inc.
    5.35% due 01/15/97                  10,340,000                10,318,487
  Deere (John) Capital Corporation
    5.38% due 01/22/97                  10,000,000                 9,968,617
  Household Finance Corporation
    5.40% due 01/08/97                  10,000,000                 9,989,500
                                                         -------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $43,233,704)                                     43,233,704
----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.73%
----------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
  Agreement, 4.75% due 01/02/97
  Collateral: U.S. Treasury Note
  $5,560,000, 5.625% due 11/30/98
  Value $5,565,805                       5,455,000                 5,455,000
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $5,455,000)                                       5,455,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $248,751,168)                              $    319,688,440
OTHER ASSETS LESS LIABILITIES -- (1.52)%                          (4,781,508)
                                                         -------------------
NET ASSETS 100%                                             $    314,906,932
===============================================================

(*) Non-income producing
                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                   NUMBER OF SHARES OR
COMMON STOCKS -- 94.97%             PRINCIPAL AMOUNT            VALUE
----------------------------------------------------------------------------
ADVERTISING -- 1.55%
  Ackerley Inc.                            130,000          $      1,527,500
  Katz Media Group Inc.*                   130,000                 1,462,500
                                                         -------------------
                                                                   2,990,000
AEROSPACE -- 11.40%
  Coltec Industries Inc.*                  300,000                 5,662,500
  Curtiss Wright Corporation                30,000                 1,511,250
  Gencorp Inc.                             260,000                 4,712,500
  Moog Inc.*                                24,000                   561,000
  Precision Castparts Corporation          100,000                 4,962,500
  Sequa Corporation (Class A)               25,000                   981,250
  Sequa Corporation (Class B)               20,000                 1,000,000
  SPS Technologies Inc.                     40,000                 2,570,000
                                                         -------------------
                                                                  21,961,000
AUTOMOTIVE -- 7.34%
  Clarcor Inc.                             125,000                 2,765,625
  Echlin Inc.                               70,000                 2,213,750
  Federal Mogul Corporation                 60,000                 1,320,000
  Navistar International
    Corporation Inc.*                      100,000                   912,500
  Scheib Earl Inc.                          85,000                   595,000
  Standard Motor Products Inc.             160,000                 2,220,000
  Wynns International Inc.                 130,000                 4,111,250
                                                         -------------------
                                                                  14,138,125
BROADCASTING -- 10.76%
  BET Holdings Inc.*                        60,000                 1,725,000
  BHC Communications Inc.                   10,000                 1,013,750
  Chris Craft Industries Inc.              130,000                 5,443,750
  Echostar Communications
    Corporation                             16,000                   352,000
  Gaylord Entertainment Company             88,000                 2,013,000
  Gray Communications Systems Inc.          30,000                   566,250
  Gray Communications Systems Inc.
    (Class B)                               60,000                 1,020,000
  HSN Inc.                                 150,000                 3,562,500
  International Family
    Entertainment Inc.                     200,000                 3,100,000
  Lin Television Corporation*               20,000                   845,000
  Paxson Communications
    Corporation                             60,000                   472,500
  United International Holdings
    Inc.*                                   50,000                   612,500
                                                         -------------------
                                                                  20,726,250
CABLE -- 4.38%
  AFC Cable Systems Inc.*                   10,000                   238,750
  Cablevision Systems Corporation*         100,000                 3,062,500
  Tele Communications Inc.*                180,000                 5,141,250
                                                         -------------------
                                                                   8,442,500
CHEMICALS -- 4.27%
  Church & Dwight Inc.                     105,000                 2,401,875
  Lawter International Inc.                100,000                 1,262,500
  Loctite Corporation                       75,000                 4,565,625
                                                         -------------------
                                                                   8,230,000
CONSUMER DURABLES -- 2.16%
  Dynamics Corporation of America           13,500                   381,375
  Envirosource Inc.*                       100,000                   268,750
  Oneida Ltd.                               90,000                 1,620,000
  Syratech Corporation                      60,000                 1,890,000
                                                         -------------------
                                                                   4,160,125
CONSUMER SERVICES -- 3.24%
  Berlitz International Inc.*               28,500                   591,375
  Rollins Inc.                             205,000                 4,100,000
  Wackenhut Corporation                     90,000                 1,552,500
                                                         -------------------
                                                                   6,243,875

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -----------------------------------------
ELECTRICAL EQUIPMENT -- 2.11%
  Ametek Inc.                               60,000          $      1,335,000
  Thomas Industries Inc.                   131,000                 2,734,625
                                                         -------------------
                                                                   4,069,625
ELECTRONICS -- 1.64%
  CTS Corporation                           74,000                 3,163,500
ENERGY -- 0.20%
  Kaneb Services Inc.*                     120,000                   390,000
ENTERTAINMENT & LEISURE -- 4.01%
  Aztar Corporation*                       260,000                 1,820,000
  Churchill Downs Inc.                      14,500                   522,000
  GC Companies Inc.                         50,000                 1,731,250
  Jackpot Enterprises Inc.                 200,000                 1,950,000
  Spectravision Inc. (Class B)*(a)         274,617                         0
  Spelling Entertainment Group
    Inc.                                   220,000                 1,622,500
  Trans Lux Corporation                      8,000                    88,000
                                                         -------------------
                                                                   7,733,750
FOOD & BEVERAGES & TOBACCO -- 5.58%
  Celestial Seasonings Inc.*                50,000                   987,500
  Culbro Corporation*                      105,000                 6,811,875
  Tootsie Roll Industries Inc.              40,000                 1,585,000
  Whitman Corporation                       60,000                 1,372,500
                                                         -------------------
                                                                  10,756,875
HEALTH CARE -- 0.11%
  Spacelabs Inc.*                           10,000                   205,000
INSURANCE -- 1.47%
  Capsure Holdings Corporation*             25,000                   284,375
  Liberty Corporation                       65,000                 2,551,250
                                                         -------------------
                                                                   2,835,625
MACHINERY -- 5.75%
  Baldwin Technology Company Inc.*         100,000                   250,000
  Briggs & Stratton Corporation             40,000                 1,760,000
  Donaldson Inc.                             5,000                   167,500
  Franklin Electric Inc.                    22,000                 1,028,500
  Goulds Pumps Inc.                        175,000                 4,014,062
  Idex Corporation                          22,000                   877,250
  Katy Industries Inc.                     130,000                 1,885,000
  Kollmorgen Corporation                   100,000                 1,100,000
                                                         -------------------
                                                                  11,082,312
MANUFACTURING -- 2.57%
  Aptargroup Inc.                           15,000                   528,750
  Crane Company                             90,000                 2,610,000
  Mark IV Industries Inc.                   30,000                   678,750
  Oil Dri Corporation of America            75,000                 1,125,000
                                                         -------------------
                                                                   4,942,500
METALS & MINING -- 1.83%
  Calmat Company                            65,000                 1,218,750
  Handy & Harman                           100,842                 1,764,735
  Trinova Corporation                       15,000                   545,625
                                                         -------------------
                                                                   3,529,110
MISC. FINANCIAL SERVICES -- 2.50%
  Data Broadcasting                         50,000                   350,000
  Midland Company                           60,500                 2,329,250
  Pioneer Group Inc.                        90,000                 2,137,500
                                                         -------------------
                                                                   4,816,750
PAPER PRODUCTS -- 0.31%
  Nashua Corporation                        50,000                   600,000
PHARMACEUTICALS -- 1.78%
  Carter Wallace Inc.                      220,000                 3,437,500

                         ENTERPRISE ACCUMULATION TRUST
                       SMALL CAP PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -------------------   -------------------
PRINTING & PUBLISHING -- 4.81%
  Lee Enterprises Inc.                      60,000          $      1,395,000
  Media General Inc.                       105,000                 3,176,250
  Meredith Corporation                      30,000                 1,582,500
  Providence Journal Company*               61,300                 1,877,312
  Pulitzer Publishing Company               26,666                 1,236,636
                                                         -------------------
                                                                   9,267,698
REAL ESTATE -- 1.89%
  Catellus Development
    Corporation*                           170,000                 1,933,750
  Santa Anita Realty Enterprises
    Inc.                                    65,000                 1,706,250
                                                         -------------------
                                                                   3,640,000
RETAIL -- 3.58%
  Brunos Inc.*                              42,500                   733,125
  Giant Foods Inc.                          80,000                 2,760,000
  Neiman Marcus Group Inc.                 120,000                 3,060,000
  Phar Mor Inc.*                            65,000                   353,438
                                                         -------------------
                                                                   6,906,563
SECURITY & INVESTIGATION SERVICES -- 0.83%
  Pittway Corporation                       30,000                 1,605,000
TELECOMMUNICATIONS -- 6.17%
  Aerial Communications Inc.                80,000                   650,000
  Associated Group Inc.*                    35,000                 1,076,250
  C Tec Corporation*                        70,000                 1,662,500
  Cellular Communications Puerto
    Rico*                                  102,500                 2,024,375
  Centennial Cellular Corporation*         180,000                 2,182,500
  Comsat Corporation                       108,000                 2,659,500
  Telephone & Data Systems Inc.             45,000                 1,631,250
                                                         -------------------
                                                                  11,886,375
TRANSPORTATION -- 2.73%
  GATX Corporation                         100,000                 4,850,000
  Hudson General Corporation                11,000                   409,750
                                                         -------------------
                                                                   5,259,750
TOTAL COMMON STOCKS
(IDENTIFIED COST $185,070,207)                                   183,019,808
----------------------------------------------------------------------------
                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -------------------   -------------------
U.S. TREASURY BILLS -- 4.50%
----------------------------------------------------------------------------
  U.S. Treasury Bill
    4.51% due 01/23/97                     619,000          $        617,294
  U.S. Treasury Bill
    4.59% due 01/23/97                   3,635,000                 3,624,804
  U.S. Treasury Bill
    4.47% due 01/30/97                     470,000                   468,308
  U.S. Treasury Bill
    4.90% due 01/02/97                     100,000                    99,986
  U.S. Treasury Bill
    4.90% due 01/09/97                     300,000                   299,673
  U.S. Treasury Bill
    4.96% due 01/09/97                     335,000                   334,631
  U.S. Treasury Bill
    4.96% due 02/13/97                     669,000                   665,037
  U.S. Treasury Bill
    4.96% due 02/20/97                     913,000                   906,711
  U.S. Treasury Bill
    4.965% due 01/30/97                  1,000,000                   996,000
  U.S. Treasury Bill
    4.995% due 02/06/97                    660,000                   656,703
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $8,669,146)                                       8,669,147
----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.57%
----------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 4.00% due 01/02/97
    Collateral: U.S. Treasury Note
    $1,095,000, 5.875%, due
    07/31/97 Value $1,124,141            1,100,000                 1,100,000
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,100,000)                                       1,100,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $194,839,353)                              $    192,788,955
OTHER ASSETS LESS LIABILITIES -- (0.04)%                             (85,136)
                                                         -------------------
NET ASSETS 100%                                             $    192,703,819
============================================================================

(*) Non-income producing
(a) In bankruptcy

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                 NUMBER OF SHARES OR
    COMMON STOCKS -- 87.92%       PRINCIPAL AMOUNT            VALUE
     ---------------------------------------------------------------
AEROSPACE -- 8.41%
  Lockheed Martin Corporation            400,000         $      36,600,000
  Loral Space & Communications           600,000                11,025,000
  McDonnell Douglas Corporation        1,800,000               115,200,000
                                                       -------------------
                                                               162,825,000
BANKING -- 14.48%
  Citicorp                               999,000               102,897,000
  First Empire State Corporation         100,000                28,800,000
  Wells Fargo & Company                  550,733               148,560,227
                                                       -------------------
                                                               280,257,227
BROADCASTING -- 0.23%
  TCI Satellite Entertainment
    Inc.                                 450,000                 4,443,750
CABLE -- 3.54%
  Tele Communications Inc.             5,250,000                68,578,125
CHEMICALS -- 7.53%
  Du Pont (E. I.) de Nemours &
    Company                              900,000                84,937,500
  Hercules Inc.                        1,000,000                43,250,000
  Monsanto Company                       450,000                17,493,750
                                                       -------------------
                                                               145,681,250
CONSTRUCTION -- 0.28%
  Newport News Shipbuilding Inc.         360,000                 5,400,000
CONSUMER PRODUCTS -- 3.87%
  Mattel Inc.                          2,700,000                74,925,000
CRUDE & PETROLEUM -- 0.94%
  Union Pacific Resources Group
    Inc.                                 625,000                18,281,250
DRUGS & MEDICAL PRODUCTS -- 2.80%
  Becton, Dickinson & Company          1,250,000                54,218,750
ENERGY -- 0.98%
  Triton Energy Ltd.                     389,200                18,876,200
ENTERTAINMENT & LEISURE -- 0.62%
  Harrahs Entertainment Inc.             600,000                11,925,000
INSURANCE -- 6.38%
  Ace Ltd.                               400,000                24,050,000
  EXEL Ltd.                            1,600,000                60,600,000
  Transamerica Corporation               204,600                16,163,400
  Travelers Inc.                         500,000                22,687,500
                                                       -------------------
                                                               123,500,900
MACHINERY -- 6.92%
  Caterpillar Inc.                       700,000                52,675,000
  Tenneco Inc.                         1,800,000                81,225,000
                                                       -------------------
                                                               133,900,000
METALS & MINING -- 3.32%
  Freeport McMoRan Copper & Gold
    (Class B)                          2,150,000                64,231,250
MISC. FINANCIAL
  SERVICES -- 11.60%
  American Express Company               400,000                22,600,000
  Countrywide Credit Industries
    Inc.                               1,700,000                48,662,500
  Federal Home Loan Mortgage
    Corporation                          850,000                93,606,250
  Federal National Mortgage
    Association                        1,600,000                59,600,000
                                                       -------------------
                                                               224,468,750
PAPER & FOREST PRODUCTS -- 2.01%
  Champion International
    Corporation                          900,000                38,925,000
PRINTING & PUBLISHING -- 0.81%
  Donnelley R R & Sons Company           500,000                15,687,500

                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT            VALUE
                                 -------------------   -------------------
REAL ESTATE -- 0.77%
  Security Capital Group Inc.
    (A)                                   11,908         $      14,822,840
RESTAURANTS -- 3.51%
  McDonalds Corporation                1,500,000                67,875,000
TECHNOLOGY -- 5.68%
  Intel Corporation                      350,000                45,828,125
  National Semiconductor
    Corporation*                       2,200,000                53,625,000
  Unitrode Corporation*                  360,000                10,575,000
                                                       -------------------
                                                               110,028,125
TRANSPORTATION -- 3.11%
  Union Pacific Corporation            1,000,000                60,125,000
UTILITIES -- 0.13%
  El Paso Natural Gas Company             50,000                 2,525,000
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,181,588,338)                             1,701,500,917
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.03%
--------------------------------------------------------------------------
RETAIL -- 0.03%
  Venture Stores                          32,922                   604,942

TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,566,100)                                       604,942
--------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 0.59%
--------------------------------------------------------------------------
REAL ESTATE -- 0.59%
  Security Capital Group Inc.
    (A) 12.00% due 06/30/14            9,442,819                11,334,984

TOTAL CONVERTIBLE CORPORATE BONDS
(IDENTIFIED COST $9,054,974)                                    11,334,984
--------------------------------------------------------------------------
U.S. TREASURY BONDS -- 0.45%
--------------------------------------------------------------------------
  U.S. Treasury Bond
    6.25% due 08/15/23                 9,300,000                 8,722,005
TOTAL U.S. TREASURY BONDS
(IDENTIFIED COST $8,673,858)                                     8,722,005
--------------------------------------------------------------------------
U.S. TREASURY NOTES -- 0.66%
--------------------------------------------------------------------------
  U.S. Treasury Note
    7.875% due 04/15/98                8,370,000                 8,585,277
  U.S. Treasury Note
    7.875% due 08/15/01                3,952,500                 4,213,681
                                                       -------------------
                                                                12,798,958

TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $12,356,079)                                   12,798,958
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.61%
--------------------------------------------------------------------------
  Beneficial Corporation
    5.48% due 01/22/97                11,000,000                10,964,836
  Ford Motor Credit Company
    5.38% due 01/09/97                60,000,000                59,928,267
  General Motors Acceptance
    Corporation,
    5.52% due 01/27/97                61,055,000                60,811,594
  Household Finance Corporation
    5.32% due 01/06/97                35,000,000                34,974,139
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $166,678,836)                                 166,678,836
--------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT            VALUE
                                 -------------------   -------------------
REPURCHASE AGREEMENT -- 1.61%
--------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 4.75% due 01/02/97
    Collateral: U.S. Treasury
    Note $31,410,000, 6.25% due
    4/30/01 Value $31,843,866         31,215,000         $      31,215,000
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $31,215,000)                                   31,215,000
--------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $1,411,133,185)                         $   1,932,855,642
OTHER ASSETS LESS LIABILITIES -- 0.13%                           2,487,839
                                                       -------------------
NET ASSETS 100%                                          $   1,935,343,481
==========================================================================

(*) Non-income producing

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

(A) Restricted securities as of December 31, 1996:

                                                                                                                            % OF
                           DATES OF             PAR/                                                   AGGREGATE            NET
    DESCRIPTION          ACQUISITION           SHARES             UNIT COST       UNIT VALUE      COST          VALUE      ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Security Capital
  Group, Inc.
  12.00%, 6/30/14...      7/1/94-9/15/94     $    8,162,361                $0.94  $    1.20    $ 7,699,650   $ 9,797,947    0.51%
                       12/31/94-12/31/95            271,825                 1.00       1.20        271,825       326,294    0.02
                         7/1/96-11/26/96          1,008,633                 1.07       1.20      1,076,026     1,210,743    0.06
Security Capital
  Group, Inc. Common
  Stock.............     3/7/94-11/26/96             11,908    $777.02-$1,128.06  $1,244.78     10,376,171    14,822,840    0.77
                                                                                               -----------   -----------   ------
                                                                                               $19,423,672   $26,157,824    1.36%
                                                                                                ==========    ==========   ======

                         ENTERPRISE ACCUMULATION TRUST
                         INTERNATIONAL GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                    NUMBER OF SHARES OR
     COMMON STOCKS -- 91.24%         PRINCIPAL AMOUNT            VALUE
       ---------------------------------------------------------------
AUSTRALIA -- 4.55%
  Amcor LTD                                  16,500           $       106,101
  Boral LTD                                  22,400                    63,741
  Broken Hill Proprietary                    38,900                   554,080
  CRA LTD                                    13,763                   216,055
  David Jones LTD                            70,000                    97,369
  Lend Lease Corporation                      5,205                   100,947
  Mim Holdings LTD                           56,775                    79,425
  National Australia Bank                    21,000                   247,039
  News Corporation                           48,042                   253,556
  Pacific Dunlop LTD                         29,000                    73,762
  Qantas Airways LTD                         40,164                    67,041
  Santos LTD                                 26,000                   105,397
  Westpac Bank Corporation                   43,000                   244,718
  WMC LTD                                    20,000                   126,063
  Woolworths LTD                             28,000                    67,435
                                                          -------------------
                                                                    2,402,729
BELGIUM -- 2.87%
  Bruxelles Lambert Groupe                      650           $        83,689
  Delhaize Le Lion                            1,300                    77,236
  Electrabel                                  1,120                   265,108
  Fortis AG                                   1,019                   163,477
  Fortis AG (Rts)                                19                         9
  Generale De Banque                            300                   107,557
  Generale De Banque (Wts)*                     300                     4,350
  Kredietbank                                   620                   203,231
  Petrofina SA                                  575                   183,043
  Society General De Belgique                 1,100                    86,329
  Solvay                                        210                   128,571
  Tractebel CAP                                 300                   139,705
  Union Miniere*                              1,100                    74,541
                                                          -------------------
                                                                    1,516,846
CANADA -- 2.53%
  Alcan Aluminum LTD                          2,800           $        94,574
  Bank Montreal Quebec                        2,500                    79,603
  Barrick Gold Corporation                    1,700                    48,729
  BCE Inc.                                    1,600                    77,061
  Canadian National Railway
    Company                                   2,000                    76,097
  Canadian Pacific LTD                        6,500                   171,128
  Hudsons Bay Company                         2,700                    45,154
  Imperial Oil LTD                            2,300                   108,340
  Moore Corporation LTD                       2,500                    51,851
  Noranda Inc.                                2,900                    64,701
  Northern Telecom LTD                        1,200                    74,666
  Nova Corporation Alberta                    4,400                    39,042
  Royal Bank Canada Montreal
    Quebec                                    2,900                   101,870
  Seagram LTD                                 2,500                    99,047
  Thomson Corporation                         6,300                   139,177
  Transcanada Pipelines LTD                   3,800                    66,603
                                                          -------------------
                                                                    1,337,643
FINLAND -- 1.45%
  Merita A LTD*                              26,000           $        80,826
  Nokia (Ab) Oy                               6,400                   371,200
  Outokumpu Oy                                4,200                    71,674
  Pohjola                                     1,400                    31,500
  Sampo Vakuutusosak                            900                    71,022
  Upm Kymmene Oy                              6,700                   140,554
                                                          -------------------
                                                                      766,776

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
FRANCE -- 9.46%
  Accor                                       1,324           $       167,653
  Alcatel Alsthom                             1,876                   150,702
  Axa                                           800                    50,882
  Banque National Paris                       6,800                   263,167
  Cep Communications                            400                    28,255
  Cep Communications (Wts)*                     400                       459
  Cie Bancaire                                1,487                   175,970
  Cie De St Gobain                            2,289                   323,817
  Cie De Suez                                 3,082                   131,038
  Colas                                         300                    43,365
  Credit Local de France                      2,859                   249,064
  Danone                                        700                    97,543
  Generale Des Eaux                           3,369                   417,513
  L'Oreal                                       200                    75,320
  Lafarge Coppee SA                           1,500                    89,997
  LVMH Moet Hennessy                          1,440                   402,151
  Michelin*                                   3,828                   206,654
  Pechiney                                    2,959                   123,983
  Peugeot SA*                                 3,025                   340,484
  Rhone Poulenc SA                            7,000                   238,662
  Seita                                       3,000                   125,470
  Societe Generale                            2,655                   287,068
  Society Elf Aquitaine                       3,020                   274,905
  Total SA                                    4,727                   384,464
  UAP                                         5,304                   134,427
  Usinor Sacilor                             14,200                   206,630
                                                          -------------------
                                                                    4,989,643
GERMANY -- 6.99%
  Allianz AG Holdings                           188           $       342,085
  BASF AG                                     4,800                   184,913
  Bayer AG                                    6,550                   267,312
  Bayer Motoren Werk                            300                   209,189
  Commerzbank AG                              5,000                   127,047
  Daimler Benz AG*                            2,750                   189,433
  Deutsche Bank AG                            5,300                   247,641
  Deutsche Telekom                            8,050                   169,757
  Hochtief AG                                 1,500                    59,462
  Hoechst AG                                  2,300                   108,662
  Manitoba AG                                   400                    96,959
  Mannesmann AG                                 470                   203,724
  Metro AG                                    1,680                   135,378
  Muenchener Ruckvers                            93                   232,379
  Preussag AG                                   650                   147,209
  RWE AG                                      3,500                   148,297
  Schering AG                                 2,300                   194,158
  Siemens AG                                  1,700                    80,095
  Thyssen AG                                    900                   159,670
  Veba AG                                     4,100                   237,133
  Volkswagen AG                                 350                   145,568
                                                          -------------------
                                                                    3,686,071
HONG KONG -- 1.39%
  Cheung Kong Holdings                        7,000           $        62,221
  China Light & Power                        15,000                    66,714
  Guoco Group                                10,000                    55,983
  Hang Seng Bank                              7,000                    85,074
  Hong Kong Telecommunications               28,000                    45,071
  Hutchison Whampoa                          17,000                   133,525
  New World Development Company              12,000                    81,065
  Sun Hung Kai Properties                     4,000                    49,001
  Swire Pacific                               9,000                    85,817
  Wharf Holdings                             14,000                    69,869
                                                          -------------------
                                                                      734,340

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
IRELAND -- 0.14%
  Smurfit Jefferson                          26,000           $        75,056
ITALY -- 2.68%
  Assic Generali                              8,470           $       160,522
  Danieli Di Risp                             7,000                    29,301
  Edison                                      8,000                    50,626
  Eni (ADR)                                   3,300                   170,363
  Eni SPA                                    19,000                    97,505
  IMI                                        20,000                   171,391
  INA                                        38,000                    49,498
  Italgas                                    10,000                    41,760
  Mediobanca SPA                              4,000                    21,582
  Montedison SPA*                           216,580                   147,623
  Rinascente                                  8,000                    46,407
  Rinascente (Wts)*                             400                       176
  Rinascente Louisiana                       10,000                    25,577
  SAI Di Risp                                10,000                    35,564
  Telecom Italia Di Risp                    103,000                   200,976
  Telecom Italia Mobile Di Risp             115,000                   164,123
                                                          -------------------
                                                                    1,412,994
JAPAN -- 24.86%
  Amada Company                              23,000           $       178,741
  Asahi Glass Company                        28,000                   263,535
  Bank of Tokyo Mits                         21,600                   401,002
  Canon Inc.                                 20,000                   442,103
  Canon Sales Company Inc.                    7,700                   171,540
  Citizen Watch Company                      23,000                   164,839
  Dai Nippon Printing                        21,000                   368,103
  Daiichi Pharm Company                      16,000                   256,973
  Daikin Kogyo                               24,000                   213,453
  Daiwa House Industries                     11,000                   141,525
  Fanuc                                       9,000                   288,317
  Fujitsu                                    13,000                   121,233
  Hitachi                                    47,000                   438,304
  Honda Motor Company                         6,000                   171,488
  Inax Corporation                           28,000                   207,443
  Isetan Company                              7,000                    90,666
  Ito Yokado Company                          8,000                   348,156
  Kaneka Corporation                         13,000                    66,566
  Keio Teito Electric Railway                24,000                   117,296
  Kintetsu                                   28,000                   174,804
  Kirin Brewery Company                      24,000                   236,249
  Kokuyo Company                              5,000                   123,478
  Kuraray Company                            20,000                   184,785
  Kyocera Corporation                         2,000                   124,687
  Maeda Road Construction                     4,000                    46,283
  Matsushita Electric Industrial
    Indiana                                  38,000                   620,154
  Mitsubishi Paper                           29,000                   113,436
  NGK                                        38,000                   360,936
  Nintendo Company                            1,700                   121,691
  Nippon Denso                               16,000                   385,459
  Nippon Meat Packer                         15,000                   194,284
  Nippon Steel Corporation                   22,000                    64,968
  Okumura Corporation                        24,000                   145,894
  Osaka Gas Company                          91,000                   249,089
  Sankyo Company                             17,000                   481,478
  Sanwa Bank                                 12,000                   163,716
  Secom Company                               5,000                   302,651
  Seino Transportation                        7,000                    77,368
  Sekisui House                              45,000                   458,510
                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
  Shinmaywa Industries                       21,000           $       154,676
  Sony Corporation                            6,600                   432,553
  Sumitomo Bank                              24,000                   346,084
  Sumitomo Electric Industries               19,000                   265,780
  Takeda Chemical Industries                 17,000                   356,705
  TDK Corporation                             4,000                   260,772
  Tokio Marine & Fire                        20,000                   188,239
  Tokyo Electric Power                       10,400                   228,098
  Tokyo Steel Manufacturing                  16,600                   236,508
  Tonen Corporation                          17,000                   198,169
  Toray Industries Inc.                      92,000                   567,999
  Toshiba Corporation                        53,000                   333,166
  Toyo Suisan Kaisha                         12,000                   120,197
  Toyota Motor Corporation                    6,000                   172,524
  Yamazaki Baking Company                    11,000                   175,719
                                                          -------------------
                                                                   13,118,392
MALAYSIA -- 1.14%
  Hume Industries                            11,000           $        69,253
  Kuala Lumpur Kepong                        20,000                    50,683
  Land & General                             16,000                    38,329
  Malayan Bank Berhad                         4,000                    44,348
  Malaysia International Shipping            11,000                    32,667
  Nestle Malay Berhad                         2,000                    16,076
  Public Bank Berhad                         20,000                    42,368
  Resorts World Berhad                       10,000                    45,535
  Sime Darby Berhad                          18,000                    70,917
  Telekom Malaysia                            7,000                    62,364
  Tenaga Nasional                            22,000                   105,405
  YTL Corporation                             4,000                    21,540
                                                          -------------------
                                                                      599,485
NETHERLANDS -- 5.71%
  Abn Amro Holdings                           3,826           $       249,083
  Akzo Nobel                                    600                    82,016
  DSM                                           900                    88,827
  Ing NTFL                                   10,602                   381,954
  Klm                                         2,200                    61,929
  Kon Hoogovens & Staalf                      1,800                    75,065
  KPN                                         6,729                   256,844
  Philips Electronic                          3,000                   121,633
  Royal Dutch Petroleum                       5,950                 1,043,878
  Unilever                                    2,170                   384,102
  Vendex International                        3,821                   163,552
  Ver Ned Uitgevers                           4,900                   102,456
                                                          -------------------
                                                                    3,011,339
NEW ZEALAND -- 3.05%
  Brierley Investment LTD                   288,000           $       266,723
  Carter Holt Harvey                         99,000                   224,666
  Fletcher Challenge Building
    Division                                 33,250                   102,253
  Fletcher Challenge Energy
    Division                                 36,250                   105,073
  Fletcher Challenge Forest
    Division                                 62,398                   104,548
  Fletcher Challenge Paper
    Division                                 65,500                   134,751
  Telecom Corporation of New
    Zealand                                 116,000                   592,096
  Telecom Corporation of New
    Zealand (ADR)                             1,000                    81,000
                                                          -------------------
                                                                    1,611,110
SINGAPORE -- 0.05%
  Jardine Matheson                            4,400           $        29,040

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
SPAIN -- 3.31%
  Acerinox SA                                   500           $        72,251
  Banco Bilbao Vizcaya                        2,300                   124,190
  Banco Central Hispanoamericano              2,370                    60,881
  Banco Intercontinental                        300                    46,516
  Banco Popular                                 580                   113,923
  Banco Santander SA                          2,500                   160,023
  Corporacion Mapfre                          1,100                    67,021
  Empresa Nac Electricid                      2,900                   206,401
  Fomento De Construcciones Y
    Contra                                      900                    83,882
  Gas Natural SDG SA                            300                    69,786
  Iberdrola SA                               13,900                   197,004
  Repsol SA                                   3,300                   126,586
  Repsol SA (ADR)                             1,000                    38,125
  Sevillana De Electricidad                   5,501                    62,499
  Telefonica De Espana                        9,700                   225,269
  Vallehermoso SA                             2,500                    54,208
  Viscofan Envoltura                          2,500                    36,588
                                                          -------------------
                                                                    1,745,153
SWITZERLAND -- 1.70%
  ABB AG Series A                                50           $        62,196
  CS Holding                                    500                    51,363
  Nestle SA                                     244                   261,956
  Novartis AG                                   187                   214,173
  Roche Holdings AG                              20                   155,622
  Schweizerische Bankgesellschaft                61                    53,458
  Societe General Surveillance
    Holding                                      13                    31,954
  Zurich Verischerung                           237                    65,868
                                                          -------------------
                                                                      896,590
UNITED KINGDOM -- 19.36%
  Abbey National                             12,000           $       157,067
  Bank Of Scotland                           20,000                   105,534
  Bass                                        7,500                   105,619
  BAT Industries                             46,200                   383,087
  Booker                                     13,000                    88,641
  British Energy                            100,000                   250,128
  British Gas                                94,000                   360,733
  British Petroleum                          44,739                   536,531
  British Steel                              79,000                   216,550
  British Telecom                            89,000                   602,279
  Charter                                    10,940                   139,069
  Coats Viyella                              47,900                   109,964
  FKI                                        43,500                   151,285
  General Electric                           90,900                   596,449
  Glaxo Holdings                             14,200                   231,112
  Grand Metropolitan                         59,000                   462,943
  Guinness                                   44,600                   350,718
  Hanson                                     83,200                   116,882
  Hillsdown Holdings                         65,000                   222,717
  House of Fraser                            78,000                   203,118
  HSBC Holdings                              15,500                   346,539
  Imperial Chemical Industries                4,000                    52,733
  Legal & General                            33,500                   213,787
  Lloyds TSB Group                           77,264                   570,512
  Marks & Spencer                            36,500                   307,658
  Mirror Group PLC                           32,000                   117,869
  National Power                             22,000                   183,930
  National Westminster Bank                  12,700                   149,258
  Northern Foods                             38,000                   131,506
  Peninsular and Oriental Steam              36,500                   369,565

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
  Reckitt & Colman                            5,700           $        70,603
  Redland                                    12,500                    79,022
  RJB Mining                                 30,000                   219,354
  Royal Sun Alliance                         22,005                   167,950
  Rtz Corporation                            15,100                   242,655
  Sainsbury J                                31,000                   205,534
  Scottish Hydro                             25,400                   142,296
  Sears                                      85,000                   136,885
  Sedgwick Group                             59,000                   132,414
  Smithkline Beecham                         18,000                   249,169
  TESCO                                      25,000                   151,619
  Thames Water                               19,000                   198,886
  Unilever                                    9,300                   225,450
  Vodafone Group                             20,300                    85,902
  Yorkshire Water                             6,000                    72,469
                                                          -------------------
                                                                   10,213,991

TOTAL COMMON STOCKS
(IDENTIFIED COST $44,982,418)                                 $    48,147,198
-----------------------------------------------------------------------------
PREFERRED STOCK -- 0.56%
-----------------------------------------------------------------------------
AUSTRALIA -- 0.09%
  News Corporation                           10,000           $        44,512
GERMANY -- 0.20%
  Henkel Kgaa                                 2,100           $       105,491
ITALY -- 0.27%
  Fiat SPA                                   86,000           $       142,011

TOTAL PREFERRED STOCK
(IDENTIFIED COST $302,839)                                    $       292,014
-----------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.27%
-----------------------------------------------------------------------------
  Bell Atlantic Financial Services
    5.75% due 01/09/97                    1,000,000           $       998,722
  Bell Atlantic Network Funding
    5.80% due 01/09/97                    1,000,000                   998,711
  Browning Ferris Industries Inc.
    6.40% due 01/02/97                    1,343,000                 1,342,761
  Duracell
    6.75% due 01/02/97                    1,025,000                 1,024,808
                                                          -------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $4,365,002)                                  $     4,365,002
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $49,650,259)                                 $    52,804,214
OTHER ASSETS LESS LIABILITIES -- (0.07)%                              (35,913)
                                                          -------------------
NET ASSETS 100%                                               $    52,768,301
=============================================================================

(*) Non-income Producing
(Rts) Rights
(Wts) Warrants
ADR American Depository Receipts
These abbreviations signify incorporation:
AG Aktien Gesellschaft
LTD Limited
SA Societe Anonyme

SPA Societa Per Azoine

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST
                           HIGH-YIELD BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

   CORPORATE BONDS, CONVERTIBLE
        SECURITIES & COMMON         NUMBER OF SHARES OR
         STOCKS -- 86.51%            PRINCIPAL AMOUNT            VALUE
       ---------------------------------------------------------------
ADVERTISING -- 0.45%
  Universal Outdoor Inc.
    9.75% due 10/15/06                  $   150,000           $       154,875
AEROSPACE -- 0.65%
  Rohr Inc.
    11.625% due 05/15/03                    200,000                   223,000
BASIC INDUSTRIES -- 1.35%
  Maxxam Group Inc.
    11.25% due 08/01/03                     200,000                   205,000
  Unifrax Investment Corporation
    10.50% due 11/01/03                     250,000                   258,438
                                                          -------------------
                                                                      463,438
BROADCASTING -- 9.73%
  Brooks Fiber Properties Inc.
    Zero Coupon due 11/01/06                600,000                   382,500
  Comcast UK Cable LP
    Zero Coupon due 11/15/07                550,000                   388,437
  Kabelmedia Holding
    Zero Coupon due 08/01/06                350,000                   195,125
  Phonetel Technologies Inc.
    12.00% due 12/15/06                     250,000                   258,750
  Rogers Communications Inc.
    Zero Coupon due 05/20/13                250,000                    96,875
  Rogers Communications Inc.
    9.125% due 01/15/06                     100,000                    98,750
  Rogers Communications Inc.
    10.875% due 04/15/04                    300,000                   315,000
  Sprint Spectrum LP
    Zero Coupon due 08/15/06                650,000                   440,375
  Sprint Spectrum LP
    11.00% due 08/15/06                     400,000                   433,000
  Telewest PLC
    Zero Coupon due 10/01/07                400,000                   278,000
  Telewest PLC
    9.625% due 10/01/06                     450,000                   461,250
                                                          -------------------
                                                                    3,348,062
CABLE -- 3.76%
  Cablevision Systems Corporation
    9.25% due 11/01/05                      300,000                   296,250
  Century Communications
    Corporation,
    9.50% due 03/01/05                      500,000                   512,500
  Lodgenet Entertainment
    Corporation,
    10.25% due 12/15/06                     350,000                   350,000
  TCI Communications Inc.
    6.875% due 02/15/06                     150,000                   135,510
                                                          -------------------
                                                                    1,294,260
CHEMICALS -- 5.85%
  Freedom Chemical Company
    10.625% due 10/15/06                    400,000                   417,000
  General Chemical Corporation
    9.25% due 08/15/03                      100,000                   102,500
  Pioneer Americas Acquisition
    Corporation, 13.375% due
    04/01/05                                400,000                   457,000
  Rexene Corporation
    11.75% due 12/01/04                     250,000                   280,312
  Terra Industries Inc.
    10.50% due 06/15/05                     150,000                   163,313
  Texas Petrochemical Corporation
    11.125% due 07/01/06                    550,000                   591,250
                                                          -------------------
                                                                    2,011,375
CONSUMER DURABLES -- 0.96%
  Samsonite Corporation
    11.125% due 07/15/05                    300,000                   329,250

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
CONSUMER NON-DURABLES -- 5.63%
  Brown Group Inc.
    9.50% due 10/15/06                  $   450,000           $       453,109
  E & S Holdings Corporation
    10.375% due 10/01/06                    600,000                   627,000
  Herff Jones Inc.
    11.00% due 08/15/05                     350,000                   377,125
  Speedy Muffler King Inc.
    10.875% due 10/01/06                    450,000                   481,500
                                                          -------------------
                                                                    1,938,734
CONSUMER SERVICES -- 0.45%
  Safelite Glass Corporation
    9.875% due 12/15/06                     150,000                   154,125
CONTAINERS -- 1.37%
  MVE Inc.
    12.50% due 02/15/02                     350,000                   367,500
  Plastic Containers Inc.
    10.00% due 12/15/06                     100,000                   103,250
                                                          -------------------
                                                                      470,750
ENERGY -- 5.73%
  Clark USA Inc.
    10.875% due 12/01/05                    350,000                   363,125
  Kelley Oil & Gas Corporation
    10.375% due 10/15/06                    350,000                   363,125
  Maxus Energy Corporation
    9.375% due 11/01/03                     500,000                   508,750
  Mesa Operating Company
    10.625% due 07/01/06                    450,000                   489,375
  USX Marathon Group, Convertible
    Debt, Zero Coupon due 08/09/05           12,000                     5,610
  YPF Sociedad Anonima
    8.00% due 02/15/04                      250,000                   240,625
                                                          -------------------
                                                                    1,970,610
ENTERTAINMENT & LEISURE -- 1.99%
  AMF Group Inc.
    10.875% due 03/15/06                    500,000                   527,500
  Cobblestone Golf Group Inc.
    11.50% due 06/01/03                     150,000                   156,375
                                                          -------------------
                                                                      683,875
FINANCE -- 1.45%
  First Nationwide Escrow
    Corporation,
    10.625% due 10/01/03                    100,000                   107,750
  Homeside Inc.
    11.25% due 05/15/03                     350,000                   391,563
                                                          -------------------
                                                                      499,313
FOOD & BEVERAGES & TOBACCO -- 0.78%
  Cott Corporation
    9.375% due 07/01/05                      50,000                    51,500
  Keebler Corporation
    10.75% due 07/01/06                     200,000                   216,000
                                                          -------------------
                                                                      267,500
GAMING -- 1.95%
  Casino Magic Corporation
    11.50% due 10/15/01                     250,000                   225,000
  Harrahs Jazz (a)
    14.25% due 11/15/01                     100,000                    49,250
  Trump Atlantic City Associates
    11.25% due 05/01/06                     400,000                   395,000
                                                          -------------------
                                                                      669,250

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
HEALTH CARE -- 5.04%
  Dade International Inc.
    11.125% due 05/01/06                $   350,000           $       378,000
  Mariner Health Group Inc.
    9.50% due 04/01/06                      200,000                   195,000
  Maxxim Medical Inc.
    10.50% due 08/01/06                     500,000                   522,500
  Mediq Inc.
    7.50% due 07/15/03                      425,000                   376,125
  Quest Diagnostics Inc.
    10.75% due 12/15/06                     250,000                   262,500
                                                          -------------------
                                                                    1,734,125
HOTELS & RESTAURANTS -- 3.09%
  Foodmaker Corporation
    9.75% due 11/01/03                      250,000                   242,813
  H M H Properties Inc.
    9.50% due 05/15/05                      450,000                   469,125
  Hammon John Q. Hotels
    8.875% due 02/15/04                     250,000                   246,875
  Wyndham Hotel Corporation
    10.50% due 05/15/06                     100,000                   106,000
                                                          -------------------
                                                                    1,064,813
MACHINERY -- 1.07%
  Mettler Toledo Inc.
    9.75% due 10/01/06                      350,000                   368,375
MANUFACTURING -- 0.43%
  Materials Corporation America
    8.625% due 12/15/06                     150,000                   149,625
METALS & MINING -- 8.60%
  AK Steel Corporation
    9.125% due 12/15/06                     250,000                   256,875
  Euramax International
    11.25% due 10/01/06                     250,000                   258,750
  Kaiser Aluminum & Chemical
    Corporation,
    10.875% due 10/15/06                    250,000                   264,062
  Kaiser Aluminum & Chemical
    Corporation,
    12.75% due 02/01/03                     300,000                   320,625
  Oregon Steel Mills Inc.
    11.00% due 06/15/03                     600,000                   634,500
  United States Can Corporation
    10.125% due 10/15/06                    450,000                   472,500
  WCI Steel Inc.
    10.00% due 12/01/04                     500,000                   506,250
  Wheeling Pittsburgh Corporation
    9.375% due 11/15/03                 $   250,000                   246,250
                                                          -------------------
                                                                    2,959,812
PAGING SERVICES -- 1.91%
  Pagemart Nationwide Inc.                      875                     9,844
  Paging Network Inc.
    8.875% due 02/01/06                 $   300,000                   286,500
  Paging Network Inc.
    10.125% due 08/01/07                    100,000                   101,750
  Printpack Inc.
    10.625% due 08/15/06                    250,000                   260,625
                                                          -------------------
                                                                      658,719
PAPER & FOREST PRODUCTS -- 3.92%
  Crown Paper Company
    11.00% due 09/01/05                     450,000                   421,875
  Riverwood International
    Corporation,
    10.25% due 04/01/06                     400,000                   392,000
                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
  SD Warren Company
    12.00% due 12/15/04                 $   300,000           $       324,375
  Stone Container Corporation
    10.75% due 10/01/02                     200,000                   210,500
                                                          -------------------
                                                                    1,348,750
PAPER PRODUCTS -- 1.22%
  Four M Corporation
    12.00% due 06/01/06                     400,000                   421,000
RETAIL -- 7.24%
  Ann Taylor Inc.
    8.75% due 06/15/00                      200,000                   195,750
  Brunos Inc.
    10.50% due 08/01/05                     250,000                   264,375
  Cole National Group Inc.
    9.875% due 12/31/06                     500,000                   515,000
  Corporate Express Inc.
    9.125% due 03/15/04                     350,000                   356,562
  Penn Traffic Company
    11.50% due 04/15/06                     150,000                   131,625
  Ralphs Grocery Company
    10.45% due 06/15/04                     500,000                   531,250
  Smiths Food & Drug
    11.25% due 05/15/07                     450,000                   498,375
                                                          -------------------
                                                                    2,492,937
TELECOMMUNICATIONS -- 7.07%
  American Communications Services
    Inc.,
    Zero Coupon due 11/01/05            $   400,000                   238,000
  American Communications Services
    Inc. (Wts)*                                 300                    28,200
  Echostar Communications
    Corporation,
    Zero Coupon due 06/01/04            $   500,000                   415,000
  ICG Holdings Inc.
    Zero Coupon due 05/01/06                300,000                   195,750
  Jacor Communications Company
    9.75% due 12/15/06                      250,000                   256,875
  MFS Communications Inc.
    Zero Coupon due 01/15/06                300,000                   218,250
  Teleport Communications Group
    Zero Coupon due 07/01/07                800,000                   551,000
  Teleport Communications Group
    9.875% due 07/01/06                     500,000                   531,250
                                                          -------------------
                                                                    2,434,325
TEXTILES -- 1.49%
  Carter William Company
    10.375% due 12/01/06                    500,000                   512,500
UTILITIES -- 1.34%
  Ferrellgas Partners LP
    9.375% due 06/15/06                     300,000                   303,000
  Midland Funding Corporation I
    10.33% due 07/23/02                     147,405                   157,540
                                                          -------------------
                                                                      460,540
WASTE MANAGEMENT -- 1.99%
  Allied Waste North America Inc.
    10.25% due 12/01/06                     650,000                   684,125
TOTAL CORPORATE BONDS, CONVERTIBLE
SECURITIES & COMMON STOCKS
(IDENTIFIED COST $28,744,123)                                      29,768,063
-----------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
U.S. TREASURY BILLS -- 1.16%
-----------------------------------------------------------------------------
  U.S. Treasury Bill
    4.727% due 01/02/97                 $   200,000           $       199,973
  U.S. Treasury Bill
    4.90% due 01/02/97                      200,000                   199,973
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $399,947)                                            399,946
-----------------------------------------------------------------------------
FOREIGN BONDS -- 5.73%
-----------------------------------------------------------------------------
BASIC INDUSTRIES -- 2.11%
  Cemex S A
    12.75% due 07/15/06                     650,000                   726,375
BROADCASTING -- 1.24%
  Grupo Televisa S A
    11.375% due 05/15/03                    400,000                   428,000
GOVERNMENT BOND -- 1.21%
  Mexico United Mexican States
    9.75% due 02/06/01                      400,000                   414,500
TRANSPORTATION -- 1.17%
  Transportacion Maritima Mexica
    10.00% due 11/15/06                     400,000                   403,500
TOTAL FOREIGN BONDS
(IDENTIFIED COST $1,907,727)                                        1,972,375
-----------------------------------------------------------------------------
                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
PREFERRED STOCK -- 0.89%
-----------------------------------------------------------------------------
DRUGS & MEDICAL PRODUCTS -- 0.89%
  Fresenius Med Care Capital Trust              300           $       306,750
TOTAL PREFERRED STOCK
(IDENTIFIED COST $301,500)                                            306,750
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.75%
-----------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
  Agreement, 4.00% due 01/02/97
  Collateral: U.S. Treasury Note
  $1,315,000, 5.625% due 11/30/98
  Value $1,316,373                        1,290,000                 1,290,000
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,290,000)                                        1,290,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $32,643,297)                                 $    33,737,134
OTHER ASSETS LESS LIABILITIES -- 1.96%                                673,974
                                                          -------------------
NET ASSETS 100%                                               $    34,411,108
=============================================================================

(*) Non-income producing
(a) In bankruptcy; Portfolio ceased accrual of interest.

(Wts) Warrants

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                                           INTERNATIONAL   HIGH-YIELD
                                               EQUITY       SMALL CAP        MANAGED          GROWTH          BOND
                                             PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                            ------------   ------------   --------------   -------------   -----------
                 ASSETS:
Investments, at value.....................  $319,688,440   $192,788,955   $1,932,855,642    $ 52,804,214   $33,737,134
Foreign currency at value
  (cost-$236,255).........................            --             --               --         242,411            --
Cash......................................         2,674          2,802              109           1,492         3,112
Receivable for foreign currency sold
  (net)...................................            --             --               --         183,103            --
Receivable for investments sold...........            --        249,169        6,938,074              --            --
Receivable for fund shares sold...........       646,367        163,224        2,022,043          82,773        91,156
Dividends receivable......................       246,068        643,524        1,526,132         143,480            --
Interest receivable.......................           721            122        1,052,195              --       666,475
                                            ------------   ------------   --------------     -----------   -----------
          Total assets....................   320,584,270    193,847,796    1,944,394,195      53,457,473    34,497,877
                                            ------------   ------------   --------------     -----------   -----------
               LIABILITIES:
Payable for investments purchased.........     5,358,652        846,596        7,250,312         592,438            --
Payable for fund shares redeemed..........        86,143        145,104          465,188          24,637        57,211
Investment advisory fee payable...........       208,310        127,798        1,192,285          36,169        20,092
Other accrued expenses....................        24,233         24,479          142,929          35,928         9,466
                                            ------------   ------------   --------------     -----------   -----------
          Total liabilities...............     5,677,338      1,143,977        9,050,714         689,172        86,769
                                            ------------   ------------   --------------     -----------   -----------
NET ASSETS:
Accumulated paid-in capital...............   226,820,689    163,574,002    1,292,557,092      47,305,614    32,975,567
Accumulated undistributed net investment
  income..................................     4,530,803      2,394,864       34,357,920         475,333            --
Accumulated undistributed net realized
  gain (loss) on investments..............    12,618,168     28,785,351       86,706,012       1,649,700       341,705
Net unrealized appreciation (depreciation)
  on investments and translation of
  foreign currencies denominated
  amounts.................................    70,937,272     (2,050,398)     521,722,457       3,337,654     1,093,837
                                            ------------   ------------   --------------     -----------   -----------
          Total Net Assets................  $314,906,932   $192,703,819   $1,935,343,481    $ 52,768,301   $34,411,108
                                            ============   ============   ==============     ===========   ===========
Fund shares outstanding...................    10,912,024      9,529,671       56,400,378       8,715,254     6,249,987
                                            ------------   ------------   --------------     -----------   -----------
Net asset value per share.................        $28.86         $20.22           $34.31           $6.05         $5.51
                                            ============   ============   ==============     ===========   ===========
INVESTMENTS AT COST.......................  $248,751,168   $194,839,353   $1,411,133,185    $ 49,650,259   $32,643,297

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                            INTERNATIONAL    HIGH-YIELD
                                                 EQUITY       SMALL CAP       MANAGED          GROWTH           BOND
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                               ----------    -----------    ------------    -------------    ----------
INVESTMENT INCOME:
     Dividends................................ $4,249,709    $ 2,501,418    $ 31,939,901     $    819,842*   $       --
     Interest.................................  2,183,675      1,407,349      14,249,437          143,453     2,257,800
                                               -----------   -----------    ------------       ----------    ----------
          Total...............................  6,433,384      3,908,767      46,189,338          963,295     2,257,800
                                               -----------   -----------    ------------       ----------    ----------
OPERATING EXPENSES:
     Investment advisory fee..................  1,743,990      1,316,050      11,086,850          303,177       143,878
     Custodian and fund accounting fees.......     76,326         82,683         218,756          164,944        58,262
     Reports and notices to shareholders......     56,231         52,197         433,061            7,516         5,969
     Trustees' fees and expenses..............     14,855         12,953          54,458            8,949         8,532
     Audit and legal fees.....................     19,598         17,802          75,522           12,963        12,410
     Miscellaneous............................     (8,419)        10,323         (37,257)          (3,702)       (3,795)
                                               -----------   -----------    ------------       ----------    ----------
          Total operating expenses............  1,902,581      1,492,008      11,831,390          493,847       225,256
          Less: expense reimbursement.........         --             --              --               --       (21,526)
                                               -----------   -----------    ------------       ----------    ----------
          Total operating expense, net of
            reimbursement.....................  1,902,581      1,492,008      11,831,390          493,847       203,730
                                               -----------   -----------    ------------       ----------    ----------
            NET INVESTMENT INCOME.............  4,530,803      2,416,759      34,357,948          469,448     2,054,070
                                               -----------   -----------    ------------       ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET:
     Net realized gain on security
       transactions........................... 12,678,406     28,896,623      86,738,070        1,045,447       364,910
     Net realized gain of foreign currency
       transactions...........................         --             --              --          784,826            --
     Net realized (loss) on futures
       transactions...........................         --           (900)             --               --       (22,678)
                                               -----------   -----------    ------------       ----------    ----------
     Net realized gain on investments......... 12,678,406     28,895,723      86,738,070        1,830,273       342,232
     Net change in unrealized gain (loss) on
       investments and translation of foreign
       currencies denominated amounts......... 34,566,579    (12,857,423)    213,973,719        2,175,265       789,178
                                               -----------   -----------    ------------       ----------    ----------
          Net realized and unrealized gain
            (loss) on investments............. 47,244,985     16,038,300     300,711,789        4,005,538     1,131,410
                                               -----------   -----------    ------------       ----------    ----------
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS................... $51,775,788   $18,455,059    $335,069,737     $  4,474,986    $3,185,480
                                               ===========   ===========    ============       ==========    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

* Net of foreign taxes withheld of $128,202.

                      (This page intentionally left blank)

                         ENTERPRISE ACCUMULATION TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                        EQUITY PORTFOLIO                 SMALL CAP PORTFOLIO
                                                  -----------------------------     -----------------------------
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                      1996             1995             1996             1995
                                                  ------------     ------------     ------------     ------------
OPERATIONS:
  Net investment income.........................  $  4,530,803     $  2,428,089     $  2,416,759     $  2,814,727
  Net realized gain (loss) on investments.......    12,678,406        6,085,294       28,896,623        5,376,891
  Net realized (loss) on futures................            --               --             (900)         (22,493)
  Net change in unrealized gain (loss) on
     investments................................    34,566,579       30,328,567      (12,857,423)       9,411,583
                                                  ------------     ------------     ------------     ------------
     Net increase in net assets resulting from
       operations...............................    51,775,788       38,841,950       18,455,059       17,580,708
                                                  ------------     ------------     ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.........................      (983,203)      (2,889,772)      (1,108,977)      (3,411,512)
  Net realized gains............................    (3,099,385)      (5,969,884)      (2,010,186)      (6,433,570)
                                                  ------------     ------------     ------------     ------------
       Total dividends and distributions to
          shareholders..........................    (4,082,588)      (8,859,656)      (3,119,163)      (9,845,082)
                                                  ------------     ------------     ------------     ------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sales.......................   141,947,982       62,629,132       53,086,228       44,205,647
  Reinvestment of dividends and distributions...     4,082,588        8,859,656        3,119,163        9,845,082
  Cost of shares redeemed.......................   (46,779,501)     (22,091,871)     (44,898,602)     (40,604,991)
                                                  ------------     ------------     ------------     ------------
Net increase in net assets from fund share
  transactions..................................    99,251,069       49,396,917       11,306,789       13,445,738
                                                  ------------     ------------     ------------     ------------
       Total increase in net assets.............   146,944,269       79,379,211       26,642,685       21,181,364
NET ASSETS:
  Beginning of year.............................   167,962,663       88,583,452      166,061,134      144,879,770
                                                  ------------     ------------     ------------     ------------
  End of year...................................  $314,906,932     $167,962,663     $192,703,819     $166,061,134
                                                  ============     ============     ============     ============
SHARES ISSUED AND REDEEMED:
  Issued........................................     5,377,143        2,917,293        2,712,554        2,482,444
  Issued in reinvestment of dividends and
     distributions..............................       141,462          427,111          154,261          562,375
  Redeemed......................................    (1,801,187)      (1,033,626)      (2,320,780)      (2,310,588)
                                                  ------------     ------------     ------------     ------------
     Net increase...............................     3,717,418        2,310,778          546,035          734,231
                                                  ============     ============     ============     ============

                See accompanying notes to financial statements.

                                                INTERNATIONAL GROWTH
              MANAGED PORTFOLIO                       PORTFOLIO                 HIGH-YIELD BOND PORTFOLIO
      ---------------------------------     -----------------------------     -----------------------------
        YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       DECEMBER 31,       DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
           1996               1995              1996             1995             1996             1995
      --------------     --------------     ------------     ------------     ------------     ------------
      $   34,357,948     $   17,600,171     $    469,448     $    130,728     $  2,054,070          703,962
          86,738,070         41,673,988        1,830,273          791,046          364,910           88,147
                  --                 --               --               --          (22,678)              --
         213,973,719        289,371,401        2,175,265        1,149,623          789,178          307,380
      --------------     --------------      -----------      -----------     ------------     ------------
         335,069,737        348,645,560        4,474,986        2,071,397        3,185,480        1,099,489
      --------------     --------------      -----------      -----------     ------------     ------------
          (3,366,114)       (28,468,170)              --         (132,550)      (2,054,070)        (703,962)
         (15,402,221)       (52,222,032)        (190,139)        (775,819)         (33,884)         (51,705)
      --------------     --------------      -----------      -----------     ------------     ------------
         (18,768,335)       (80,690,202)        (190,139)        (908,369)      (2,087,954)        (755,667)
      --------------     --------------      -----------      -----------     ------------     ------------
         602,776,605        369,378,051       36,234,262       18,493,638       22,145,776       16,124,613
          18,768,335         80,690,202          190,139          908,369        2,087,926          755,667
        (267,220,838)      (142,557,183)      (6,539,162)      (5,213,592)      (6,143,188)      (3,422,241)
      --------------     --------------      -----------      -----------     ------------     ------------
         354,324,102        307,511,070       29,885,239       14,188,415       18,090,514       13,458,039
      --------------     --------------      -----------      -----------     ------------     ------------
         670,625,504        575,466,428       34,170,086       15,351,443       19,188,040       13,801,861
       1,264,717,977        689,251,549       18,598,215        3,246,772       15,223,069        1,421,208
      --------------     --------------      -----------      -----------     ------------     ------------
      $1,935,343,481     $1,264,717,977     $ 52,768,301     $ 18,598,215     $ 34,411,109     $ 15,223,069
      ==============     ==============      ===========      ===========     ============     ============
          19,459,858         14,304,013        6,375,789        3,624,156        4,149,703        3,082,804
             547,022          3,287,658           32,357          167,698          389,665          143,495
          (8,684,392)        (5,611,704)      (1,143,764)        (996,098)      (1,154,032)        (647,136)
      --------------     --------------      -----------      -----------     ------------     ------------
          11,322,488         11,979,967        5,264,382        2,795,756        3,385,336        2,579,163
      ==============     ==============      ===========      ===========     ============     ============

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------
                                                          1996         1995        1994        1993        1992
                                                        --------     --------     -------     -------     -------
Net asset value, beginning of year....................  $  23.35     $  18.14     $ 17.95     $ 17.23     $ 15.24
                                                        --------     --------     -------     -------     -------
Income from investment operations:
  Net investment income...............................      0.37         0.33        0.28        0.18        0.17
  Net realized and unrealized gain on investments.....      5.52         6.38        0.41        1.13        2.49
                                                        --------     --------     -------     -------     -------
          Total from investment operations............      5.89         6.71        0.69        1.31        2.66
                                                        --------     --------     -------     -------     -------
Less dividends and distributions:
  Dividends to shareholders from net investment
     income...........................................     (0.09)       (0.49)      (0.18)      (0.17)      (0.24)
  Distribution to shareholders from net capital
     gains............................................     (0.29)       (1.01)      (0.32)      (0.42)      (0.43)
                                                        --------     --------     -------     -------     -------
          Total dividends and distributions...........     (0.38)       (1.50)      (0.50)      (0.59)      (0.67)
                                                        --------     --------     -------     -------     -------
Net asset value, end of year..........................  $  28.86     $  23.35     $ 18.14     $ 17.95     $ 17.23
                                                        ========     ========     =======     =======     =======
          Total return................................      25.2%        38.4%        3.9%        7.8%       17.9%
                                                        --------     --------     -------     -------     -------
Net assets, end of year (000).........................  $314,907     $167,963     $88,583     $66,172     $33,581
                                                        --------     --------     -------     -------     -------
Ratio of net operating expenses to average net
  assets..............................................      0.81%        0.69%       0.67%       0.72%       0.79%
                                                        --------     --------     -------     -------     -------
Ratio of net operating expenses (excluding waivers) to
  average net assets..................................      0.81%        0.72%       0.69%       0.72%       0.79%
                                                        --------     --------     -------     -------     -------
Ratio of net investment income to average net
  assets..............................................      1.94%        1.94%       1.81%       1.47%       1.48%
                                                        --------     --------     -------     -------     -------
Ratio of net investment income (excluding waivers) to
  average net assets..................................      1.94%        1.91%       1.79%       1.47%       1.48%
                                                        --------     --------     -------     -------     -------
Portfolio turnover....................................        30%          29%         38%         15%         27%
                                                        --------     --------     -------     -------     -------
Average commission per share (a)......................  $ 0.0567
                                                        --------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------
                                                        1996         1995         1994         1993        1992
                                                      --------     --------     --------     --------     -------
Net asset value, beginning of year..................  $  18.48     $  17.56     $  18.62     $  16.72     $ 15.11
                                                      --------     --------     --------     --------     -------
Income from investment operations:
  Net investment income.............................      0.25         0.32         0.19         0.10        0.09
  Net realized and unrealized gain (loss) on
     investments....................................      1.82         1.75        (0.16)        2.98        3.05
                                                      --------     --------     --------     --------     -------
          Total from investment operations..........      2.07         2.07         0.03         3.08        3.14
                                                      --------     --------     --------     --------     -------
Less dividends and distributions:
  Dividends to shareholders from net investment
     income.........................................     (0.12)       (0.40)       (0.10)       (0.10)      (0.10)
  Distribution to shareholders from net capital
     gains..........................................     (0.21)       (0.75)       (0.99)       (1.08)      (1.43)
                                                      --------     --------     --------     --------     -------
          Total dividends and distributions.........     (0.33)       (1.15)       (1.09)       (1.18)      (1.53)
                                                      --------     --------     --------     --------     -------
Net asset value, end of year........................  $  20.22     $  18.48     $  17.56     $  18.62     $ 16.72
                                                      ========     ========     ========     ========     =======
          Total return..............................      11.2%        12.3%         0.0%        19.5%       21.5%
                                                      --------     --------     --------     --------     -------
Net assets, end of year (000).......................  $192,704     $166,061     $144,880     $105,635     $31,211
                                                      --------     --------     --------     --------     -------
Ratio of net operating expenses to average net
  assets............................................      0.84%        0.69%        0.66%        0.74%       0.86%
                                                      --------     --------     --------     --------     -------
Ratio of net operating expenses (excluding waivers)
  to average net assets.............................      0.84%        0.72%        0.67%        0.74%       0.86%
                                                      --------     --------     --------     --------     -------
Ratio of net investment income to average net
  assets............................................      1.35%        1.86%        1.30%        1.06%       1.05%
                                                      --------     --------     --------     --------     -------
Ratio of net investment income (excluding waivers)
  to average net assets.............................      1.35%        1.83%        1.29%        1.06%       1.05%
                                                      --------     --------     --------     --------     -------
Portfolio turnover..................................       137%          70%          58%          70%        105%
                                                      --------     --------     --------     --------     -------
Average commission per share (a)....................  $ 0.0480
                                                      --------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                     1996           1995          1994         1993         1992
                                                  ----------     ----------     --------     --------     --------
Net asset value, beginning of year..............  $    28.06     $    20.82     $  21.35     $  20.11     $  17.56
                                                  ----------     ----------     --------     --------     --------
Income from investment operations:
  Net investment income.........................        0.59           0.40         0.40         0.46         0.25
  Net realized and unrealized gain (loss) on
     investments................................        5.99           8.97         0.15         1.55         2.95
                                                  ----------     ----------     --------     --------     --------
          Total from investment operations......        6.58           9.37         0.55         2.01         3.20
                                                  ----------     ----------     --------     --------     --------
Less dividends and distributions:
  Dividends to shareholders from net investment
     income.....................................       (0.06)         (0.75)       (0.46)       (0.24)       (0.27)
  Distribution to shareholders from net capital
     gains......................................       (0.27)         (1.38)       (0.62)       (0.53)       (0.38)
                                                  ----------     ----------     --------     --------     --------
          Total dividends and distributions.....       (0.33)         (2.13)       (1.08)       (0.77)       (0.65)
                                                  ----------     ----------     --------     --------     --------
Net asset value, end of year....................  $    34.31     $    28.06     $  20.82     $  21.35     $  20.11
                                                  ==========     ==========     ========     ========     ========
          Total return..........................        23.5%          46.9%         2.6%        10.4%        18.6%
                                                  ----------     ----------     --------     --------     --------
Net assets, end of year (000)...................  $1,935,343     $1,264,718     $689,252     $525,163     $236,175
                                                  ----------     ----------     --------     --------     --------
Ratio of net operating expenses to average net
  assets........................................        0.74%          0.67%        0.64%        0.66%        0.69%
                                                  ----------     ----------     --------     --------     --------
Ratio of net operating expenses (excluding
  waivers) to average net assets................        0.74%          0.67%        0.64%        0.66%        0.69%
                                                  ----------     ----------     --------     --------     --------
Ratio of net investment income to average net
  assets........................................        2.16%          1.80%        2.23%        3.21%        2.06%
                                                  ----------     ----------     --------     --------     --------
Ratio of net investment income (excluding
  waivers) to average net assets................        2.16%          1.80%        2.23%        3.21%        2.06%
                                                  ----------     ----------     --------     --------     --------
Portfolio turnover..............................          29%            31%          33%          21%          23%
                                                  ----------     ----------     --------     --------     --------
Average commission per share (a)................  $   0.0531
                                                  ----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           YEARS ENDED
                                                                          DECEMBER 31,             PERIOD OF
                                                                       -------------------     NOVEMBER 18, 1994-
                                                                        1996        1995       DECEMBER 31, 1994
                                                                       -------     -------     ------------------
Net asset value, beginning of year...................................  $  5.39     $  4.96          $   5.00
                                                                       -------     -------            ------
Income from investment operations:
     Net investment income...........................................     0.05        0.04                --
     Net realized and unrealized gain (loss) on investments..........     0.63        0.67             (0.04)
                                                                       -------     -------            ------
          Total from investment operations...........................     0.68        0.71             (0.04)
                                                                       -------     -------            ------
Less dividends and distributions:
     Dividends to shareholders from net investment income............       --       (0.04)               --
     Distribution to shareholders from net capital gains.............    (0.02)      (0.24)               --
                                                                       -------     -------            ------
          Total dividends and distributions..........................    (0.02)      (0.28)               --
                                                                       -------     -------            ------
Net asset value, end of year.........................................  $  6.05     $  5.39          $   4.96
                                                                       =======     =======            ======
          Total return...............................................     12.7%       14.6%             (0.8)%**
                                                                       -------     -------            ------
Net assets, end of year (000)........................................  $52,768     $18,598          $  3,247
                                                                       -------     -------            ------
Ratio of net operating expenses to average net assets................     1.38%       1.55%             1.55%*
                                                                       -------     -------            ------
Ratio of net operating expenses (excluding waivers) to average net
  assets.............................................................     1.38%       2.21%             8.85%*
                                                                       -------     -------            ------
Ratio of net investment income to average net assets.................     1.32%       1.17%             0.80%*
                                                                       -------     -------            ------
Ratio of net investment income (excluding waivers) to average net
  assets.............................................................     1.32%       0.51%            (6.34)%*
                                                                       -------     -------            ------
Portfolio turnover...................................................       21%         27%                0%
                                                                       -------     -------            ------
Average commission per share (a).....................................  $0.0224
                                                                       -------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           YEARS ENDED
                                                                          DECEMBER 31,             PERIOD OF
                                                                       -------------------     NOVEMBER 18, 1994-
                                                                        1996        1995       DECEMBER 31, 1994
                                                                       -------     -------     ------------------
Net asset value, beginning of year...................................  $  5.31     $  4.98           $ 5.00
                                                                       -------     -------           ------
Income from investment operations:
     Net investment income...........................................     0.45        0.45             0.04
     Net realized and unrealized gain (loss) on investments..........     0.21        0.35            (0.01)
                                                                       -------     -------           ------
          Total from investment operations...........................     0.66        0.80             0.03
                                                                       -------     -------           ------
Less dividends and distributions:
     Dividends to shareholders from net investment income............    (0.45)      (0.45)           (0.05)
     Distribution to shareholders from net capital gains.............    (0.01)      (0.02)              --
                                                                       -------     -------           ------
          Total dividends and distributions..........................    (0.46)      (0.47)           (0.05)
                                                                       -------     -------           ------
Net asset value, end of year.........................................  $  5.51     $  5.31           $ 4.98
                                                                       -------     -------           ------
          Total return...............................................     12.9%       16.6%             0.5%**
                                                                       -------     -------           ------
Net assets, end of year (000)........................................  $34,411     $15,223           $1,421
                                                                       -------     -------           ------
Ratio of net operating expenses to average net assets................     0.85%       0.85%            0.85%*
                                                                       -------     -------           ------
Ratio of net operating expenses (excluding waivers) to average net
  assets.............................................................     0.94%       1.59%            7.80%*
                                                                       -------     -------           ------
Ratio of net investment income to average net assets.................     8.57%       8.51%            7.84%*
                                                                       -------     -------           ------
Ratio of net investment income (excluding waivers) to average net
  assets.............................................................     8.48%       7.77%            0.80%*
                                                                       -------     -------           ------
Portfolio turnover...................................................      175%        115%               0%
                                                                       -------     -------           ------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
 * Annualized.
** Not Annualized.

                         ENTERPRISE ACCUMULATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

1. ORGANIZATION OF THE TRUST

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of five classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio and the High-Yield Bond Portfolio. The Trust serves as an investment vehicle for MONYMaster, a flexible payment variable annuity policy, and MONY Equity Master, a flexible premium variable universal life insurance policy, both issued by MONY America, a wholly-owned subsidiary of The Mutual Life Insurance Company of New York, Inc. ("MONY"). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- The Equity, Small Cap, Managed, International Growth and High-Yield Bond Portfolios: Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     Special Valuation Risk -- The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

     Repurchase Agreements -- Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the selling institution is required to maintain, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Futures Contracts -- Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded. There were no open futures contracts held in any of the Portfolios at December 31, 1996.

     Foreign Currency Translation -- Securities, other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains and losses are realized upon ultimate receipt or disbursement. The Trust does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1996

     Security Transactions and Other Income -- Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over lives of the respective securities.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf as well as a portion of the common expenses of the Trust.

     Federal Income Taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

     Use of Estimates in Preparation of Financial Statement -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Dividends and Distributions -- The Equity, Small Cap, Managed and International Growth Portfolios: Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The High-Yield Bond Portfolio: Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

3. FORWARD CURRENCY CONTRACTS

     As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio enters into forward contracts only for hedging purposes. At December 31, 1996, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at December 31, 1996 are as follows.

                             CONTRACT TO                   NET UNREALIZED
SETTLEMENT     ---------------------------------------     APPRECIATION/
   DATE             RECEIVE               DELIVER          (DEPRECIATION)
----------     -----------------     -----------------     --------------
1/17/97              USD 897,192         AUD 1,140,000        $ (8,721)
1/17/97            BEL 5,500,000           USD 181,818          (8,255)
1/17/97            USP 1,095,283        BEL 34,000,000          22,350
1/17/97              CAD 630,000           DEM 709,286            (846)
1/17/97              CHF 700,000           USD 588,631         (64,745)
1/17/97            USD 1,377,797         CHF 1,700,000         105,503
1/17/97            USD 2,330,091         DEM 3,500,000          53,062
1/17/97            DEM 1,100,000           USD 749,319         (33,681)
1/17/97              USD 574,035        ESP 73,000,000          11,988
1/17/97            USD 4,500,510        FRF 23,000,000          63,174
1/17/97              USD 577,481           GBP 375,000         (64,750)
1/17/97              USD 387,893         HKD 3,000,000               2
1/17/97        ITL 1,980,000,000         USD 1,276,513          27,490
1/17/97            USD 1,285,005     ITL 1,980,000,000         (18,998)
1/17/97            USD 4,504,124       JPY 485,000,000         306,142
1/17/97          JPY 300,000,000         USD 2,855,511        (258,821)
1/17/97            USD 2,785,813         NLG 4,700,000          60,490
1/17/97              NLG 300,000           USD 182,238          (8,281)
                                                           --------------
                                                              $183,103
                                                           ===========

     Net unrealized appreciation on these contracts at December 31, 1996 is included in receivable for foreign currency sold, net, in the accompanying financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1996

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY, and is computed as a percentage of each Portfolio's net assets as of the close of business each day and is as follows: for each of the Equity, Small Cap, and Managed Portfolios, .80% for the first $400 million, .75% for the next $400 million, and .70% for net assets over $800 million; .85% for the International Growth Portfolio and .60% for the High-Yield Bond Portfolio. Prior to May 1, 1996, the advisory fee was .60% of net assets for the Equity, Small Cap and Managed Portfolios.

     Enterprise Capital has agreed to reimburse the Portfolios for expenses incurred in excess of a percentage of average net assets. The percentages are as follows: Equity -- .95% beginning May 1, 1996, Small Cap -- .95% beginning May 1, 1996, Managed -- .95% beginning May 1, 1996, International Growth
Portfolio -- 1.55% and High-Yield Bond Portfolio -- .85%.

     Enterprise Capital has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by Enterprise Capital is paid to the Portfolio Manager.

5. PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                                 U.S. GOVERNMENT
                                                                   OBLIGATIONS             STOCKS AND BONDS
                                                              ---------------------   ---------------------------
                          PORTFOLIO                           PURCHASES     SALES      PURCHASES        SALES
------------------------------------------------------------- ----------   --------   ------------   ------------
Equity.......................................................         --         --   $148,840,825   $ 57,945,028
Small Cap....................................................         --         --    238,027,032    215,099,853
Managed......................................................         --         --    671,652,658    400,834,012
International Growth.........................................         --         --     35,531,628      6,880,709
High-Yield Bond.............................................. $1,008,179   $999,102     55,879,483     39,536,822

6. UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND DISTRIBUTIONS

     At December 31, 1996, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investment for Federal income tax purposes were as follows:

                                                                                                     NET APPRECIATION
                     PORTFOLIO                         TAX COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
--------------------------------------------------- --------------   --------------   ------------   ----------------
Equity............................................. $  248,752,199   $   73,418,350   $ (2,482,109)    $ 70,936,241
Small Cap..........................................    195,154,775       12,301,190    (14,667,010)      (2,365,820)
Managed............................................  1,411,155,370      563,491,741    (41,791,469)     521,700,272
International Growth...............................     49,732,984        5,109,830     (2,038,600)       3,071,230
High-Yield Bond....................................     32,660,614        1,169,931        (93,411)       1,076,520

     The capital gains dividend distribution paid to shareholders, taken in additional shares, is as follows:

                                                                                                 LONG TERM
                                                                                                  CAPITAL
                                                                                                   GAINS
                                                                                                 ----------
Equity Portfolio...............................................................................  $  971,495
Small Cap Portfolio............................................................................   2,010,188
Managed Portfolio..............................................................................   9,271,826
International Growth Portfolio.................................................................      15,310

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1996

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, foreign currency transactions investments in passive foreign investment companies and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Enterprise Accumulation Trust:

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios of Enterprise Accumulation Trust (Equity, Small Cap, Managed, International Growth and High-Yield Bond Portfolios) as of December 31, 1996 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1993 were audited by other auditors, whose report dated February 18, 1994, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Enterprise Accumulation Trust (Equity, Small Cap, Managed, International Growth and High-Yield Bond Portfolios) as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Atlanta, Georgia
February 20, 1997

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                  Trustee, Chairman, President and
                                               Chief Executive Officer
Arthur T. Dietz                                Trustee
Samuel J. Foti                                 Trustee
Arthur Howell                                  Trustee
William A. Mitchell, Jr.                       Trustee
Lonnie H. Pope                                 Trustee
Michael I. Roth                                Trustee
Phillip G. Goff                                Vice President
Catherine R. McClellan                         Secretary
Herbert M. Williamson                          Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Campanile Building
1155 Peachtree Street
Atlanta, Georgia 30309

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

                             OCC ACCUMULATION TRUST

                                   MANAGED BY

                                     [LOGO]

     We are pleased to report on the 1996 investment activities and results of the portfolios in the OCC Accumulation Trust. The objective of the portfolios is to provide above-average returns with below-average risk by adhering to a disciplined value approach in buying securities. The portfolios are intended for the long-term investor seeking to preserve capital and make it grow.

     The year was an excellent one for investors in stocks, as the market continued to rise in a favorable environment of low inflation, slow economic growth and generally low interest rates. The equity portfolios in the Trust performed well, delivering returns that generally matched or exceeded their benchmarks. In managing these portfolios, we invest for the long term in what we perceive to be superior, undervalued businesses. We do not attempt to forecast the stock market. Instead, we focus on individual companies and where their businesses are going over the next several years, not on where the stock market is heading in the next quarter.

     The bond market, by contrast, provided only modest returns in 1996. There were recurrent investor concerns throughout the year that the economy might overheat and, if so, that inflation might increase and bond prices might fall. Economic growth was, in fact, moderate and inflation remained in check. Nonetheless, these concerns led to relatively weak bond prices. We weathered these difficult market conditions reasonably well, maintaining a defensive posture by keeping average maturities short. Prices of shorter maturities tend to fall less than those of longer maturities in a declining bond market.

                                EQUITY PORTFOLIO

     The Equity Portfolio had another excellent year in 1996, providing a total return of 23.4%, exceeding the total return of 23.0% for the Standard & Poor's 500 Index with dividends included (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. The Portfolio's performance was eighth among the 41 capital appreciation funds in Lipper's Variable Insurance Products Performance Analysis Service Report. This strong relative performance was achieved despite the Portfolio's conservative investment posture, including a sizable cash position.

     We attained these results by remaining disciplined in our value approach even as the stock market advanced to new highs. The stocks owned by the Portfolio had an average price-earnings ratio of 14.2 at the end of 1996, a significant discount from the price-earnings ratio of 19.5 for the S&P 500. Despite this discount, the companies in the Portfolio generate what we believe to be high and sustainable levels of earnings and cash flow. By investing in quality, undervalued businesses, we seek to control risk and outperform the market over time. We believe the quality of the businesses we own, their low relative valuations and the ability of company managements to maximize shareholder returns will help us limit risk and have significant opportunity for reward.

     The Portfolio has produced above-market returns over extended periods. For the five years ended December 31, 1996, the Portfolio provided an average annual total return of 17.7%*, exceeding the 15.2% average annual total return of the S&P 500. The Portfolio's five-year performance ranked fourth among the 19 portfolios in the Lipper capital appreciation category. The Portfolio's average annual total return from its inception on August 1, 1988 through December 31, 1996 was 16.5%*, compared with 16.1% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     The Portfolio owns a diverse group of undervalued companies with superior business characteristics. A "superior" company, in our view, has a powerful competitive position, a well-thought-out business strategy, excellent earnings and high cash flow, and a shareholder-oriented management. We continue to find a number of undervalued quality companies in the insurance, banking and other financial services sectors. Our holdings of these companies represented more than one-third of the Portfolio's net assets at the end of the year. Each of the financial companies we own has a unique business franchise with competitive advantages, such as low-cost distribution, highly automated processing, dominant market share and/or high customer retention. In all cases, company management is focused on using the company's cash flow to increase shareholder value. Business results of these companies have continued to improve regardless of the interest rate environment. The five stocks which contributed most to the Portfolio's performance in the 1996 second half were ACE, Ltd., McDonnell Douglas Corp., Mid Ocean Ltd., Federal Home Loan Mortgage Corp. (Freddie Mac) and Citicorp. With the exception of McDonnell Douglas, all are financial services companies.

     Apart from financial services stocks, one of our newly established investments in the second half of 1996 was McDonald's Corp., the fast-food chain. We like McDonald's because its undisputed leadership in overseas markets gives it the opportunity to invest very large sums of money at high long-term returns. We believe these favorable returns are momentarily masked by the startup expenses associated with the rapid growth of new stores. As a result, this quality stock is available at an attractive price.

     Other new positions in the half were Armstrong World Industries, Inc., Canadian Pacific, Ltd., Carnival Corp., CSX Corp., General Re Corp., OrNda Healthcorp (an inexpensive way to increase our investment in Tenet Healthcare Corp., which is acquiring OrNda in a friendly transaction) and Tenneco, Inc. We added to existing positions in ACE, Ltd., Caterpillar, Inc., Columbia/HCA Healthcare Corp., R.R. Donnelley & Sons Co., EXEL Ltd., Hercules, Inc. and Lucas Varity PLC (ADRs).

     During the half, we eliminated the Portfolio's holdings of AlliedSignal, Inc., American Express Co., Norfolk Southern Corp. and Transamerica Corp. Reductions included Electronic Arts, Inc., Federal Home Loan Mortgage Corp. and Mid Ocean Ltd.

     As of December 31, 1996, assets were allocated 88% to common stocks and 12% to cash and cash equivalents. The Portfolio's five largest equity positions at the end of the year were ACE, Ltd., a Bermuda-based provider of excess liability insurance, representing 4.8% of the Portfolio's net assets; EXEL Ltd., a strongly capitalized specialty insurance company, also based in Bermuda, 4.7% of net assets; Wells Fargo & Co., a leading bank in the Western United States, 4.1% of net assets; Caterpillar, Inc., which manufactures earth-moving equipment and diesel engines, 3.4% of net assets; and Citicorp, a leading bank, 3.4% of net assets.

     Major industry positions were in the insurance sector, 23.2% of the Portfolio's net assets; banking, 7.5% of net assets; miscellaneous financial services, 5.7% of net assets; transportation, 5.3% of net assets; and manufacturing, 4.9% of net assets.
---------------

* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
        OCC ACCUMULATION TRUST EQUITY PORTFOLIO FROM INCEPTION (8/1/88)*
              THROUGH 12/31/96 AND TOTAL RETURN ON S&P 500 INDEX+

             Measurement Period
           (Fiscal Year Covered)                  Equity Portfolio        S & P 500 Index *
8/1/88                                                          10000                    10000
12/31/88                                                        10190                    10383
12/31/89                                                        12500                    13673
12/31/90                                                        12223                    13249
12/31/91                                                        16038                    17285
12/31/92                                                        18909                    18602
12/31/93                                                        20393                    20475
12/31/94                                                        21171                    20746
12/31/95                                                        29396                    28542
12/31/96                                                        36264                    35095

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                              SMALL CAP PORTFOLIO

     The Small Cap Portfolio delivered a total return of 18.7% in 1996, exceeding the total return of 16.5% for the Russell 2000 Index with dividends included (Russell 2000), a widely followed benchmark which includes smaller capitalization stocks. The Portfolio invests in undervalued smaller companies with strong competitive positions, high returns on capital and shareholder-oriented managements. Its favorable relative performance in 1996 was achieved despite having a relatively high cash position during the year.

     The Portfolio's performance for the year was slightly behind the 19.9% average total return for the small company growth funds in Lipper's Variable Insurance Products Performance Analysis Service Report. It ranked 23rd among the 40 funds in this Lipper universe. As the small cap market became less speculative in the second half of the year, the Portfolio significantly outperformed the market and its peers. It provided a total return of 9.4% in the 1996 second half compared with 5.6% for the Russell 2000, and its return of 6.5% in the fourth quarter compared with an average of 1.8% for the funds in the Lipper small company growth funds category.

     For the five years ended December 31, 1996, the Portfolio provided an average annual total return of 14.5%*, compared with the 15.6% average annual total return for the Russell 2000. The Portfolio's five-year performance was third among eight funds in the Lipper small company growth funds category. From its inception on August 1, 1988 through December 31, 1996, the Portfolio generated an average annual total return of 14.7%*, exceeding the 13.0% average annual total return for the Russell 2000. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     We invest in smaller companies for long-term growth. Even when the small cap market reached a high speculative pitch in the first half of 1996, we did not stray from our value style. By being disciplined, patient investors, we seek to outperform the Russell 2000 and provide excellent returns for investors with below-market risk.

     We continue to find excellent smaller companies available at reasonable valuations. Vital Signs, Inc., one of the Portfolio's newer investments, is an example. The company manufactures consumable medical products, such as face masks and breathing circuits, used in anesthesia, respiratory and critical care applications. Even at a time of cost pressures in the health care market, we own the stock because of its high returns (28% cash flow on operating assets), strong new product program and long-term contracts with hospital supply groups. Like many of our portfolio companies, it holds leading market shares in its products, and this provides competitive advantages. Also like many, it is increasing shareholder value by using cash to repurchase stock. Moreover, in a consolidating industry, Vital Signs is acquiring products which it can sell through its distribution channels at only modest additional distribution cost. All in all, this is an outstanding company with high insider ownership, which we believe results in the interests of management being aligned with those of shareholders, strong new product flow and a reasonable valuation (about 15 times estimated fiscal 1997 earnings).

     In addition to our investment in Vital Signs, we established new positions during the second half in such stocks as American Radio Systems Corp., Dal-Tile International, Inc., Jason, Inc., Tracor, Inc. and Wang Laboratories, Inc. We reduced or eliminated the Portfolio's holdings of Capitol American Financial Corp., Martin Marietta Materials, Inc., Noble Drilling Co., Omnicom Group, Inc. and Singer Co. N.V.

     As of December 31, 1996, the Portfolio's net assets were allocated 83% to common stocks and securities convertible into common stocks and 17% to cash and cash equivalents. The five largest equity positions as of December 31, 1996 were Magellan Health Services, Inc., the largest behavioral health care company in the U.S., representing 4.3% of the Portfolio's net assets; BancTec, Inc., which provides automated processing systems to the banking industry, 3.8% of net assets; SpaceLabs, Inc., a medical devices company, 3.8% of net assets; EG&G, Inc., a supplier of technology products and services to manufacturers and end users in industry and government, 3.3% of net assets; and Wang Laboratories, Inc., a software developer, 3.0% of net assets. Major industry positions were in the insurance sector, 14.4% of net assets; electrical equipment, 10.6% of net assets; manufacturing, 8.0% of net assets; drugs and medical products, 5.9% of net assets; and energy, 5.1% of net assets.
---------------

* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
      OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO FROM INCEPTION (8/1/88)*
            THROUGH 12/31/96 AND TOTAL RETURN ON RUSSELL 2000 INDEX+

             Measurement Period
           (Fiscal Year Covered)                Small Cap Portfolio       Russell 2000 Index
8/1/88                                                          10000                    10000
12/31/88                                                        10190                     9936
12/31/89                                                        12060                    11549
12/31/90                                                        10883                     9295
12/31/91                                                        16120                    13575
12/31/92                                                        19584                    16076
12/31/93                                                        23405                    19127
12/31/94                                                        23170                    18778
12/31/95                                                        26698                    24121
12/31/96                                                        31696                    28099

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                               MANAGED PORTFOLIO

     Continuing its superior long-term performance, the Managed Portfolio provided a total return of 22.8% in 1996. This return was slightly below the total return of 23.0% for the Standard & Poor's 500 Index with dividends included (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization, and substantially above the 13.9% average total return of the funds in Lipper's Variable Insurance Products Performance Analysis Service Report flexible portfolio funds category. The Portfolio ranked fifth among the 76 funds in this Lipper universe.

     The Portfolio invests in stocks, bonds and cash equivalents, with a bias toward stocks, which have outperformed other classes of investments for nearly every five-year period since the Depression.

     The Portfolio has delivered consistently excellent returns over time. For the five years ended December 31, 1996, the Portfolio's average annual total return of 19.1%* exceeded the 15.2% average annual total return of the S&P 500. This five-year performance was second best among the 54 flexible portfolio funds in the Lipper universe. From inception on August 1, 1988 through December 31, 1996, the Portfolio delivered an average annual total return of 20.1%*, surpassing the 16.1% average annual total return for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     Our investment philosophy is based on the concept that the single most important determinant of whether a stock will increase in value is the rate of return on invested capital within the company. We believe companies with high returns can increase their value for extended periods. We therefore look for companies with above-average returns where those returns are protected by strong competitive positions, and we want to buy those companies at what we consider to be reasonable prices.

     The Portfolio has been a long-term investor in McDonnell Douglas Corp., its second largest position at the end of the year. In December 1996, Boeing Co. reached agreement to acquire McDonnell Douglas in a friendly transaction. We believe the deal is good for both companies. Boeing will acquire the production capacity, technical skills and products of McDonnell Douglas, while McDonnell Douglas shareholders will receive a significant premium over market. The transaction is expected to close late in the 1997 first quarter or early in the second.

     The Portfolio has substantial holdings of high-quality financial services stocks, including banks and insurance companies. These companies, including Wells Fargo & Co., Federal Home Loan Mortgage Corp. (Freddie Mac) and Citicorp, are positioned for higher earnings in 1997 and 1998 and, on top of that, are increasing value by repurchasing shares.

     Because we tend to hold stocks for the long term, rather than trading in and out of the market, there was relatively little portfolio activity in the 1996 second half. We established new positions in ACE, Ltd., Caterpillar, Inc., R.R. Donnelley & Sons Co., McDonald's Corp. and Tele-Communications, Inc. (Class
A). We sold the Portfolio's investments in Mellon Bank Corp. and Reebok International Ltd. and reduced its position in Intel Corp., among others.

     At year end, the Portfolio's net assets were allocated 86% to common stocks and securities convertible into common stocks, 1% to Treasury notes and bonds, and 13% to cash and equivalents. The five largest equity positions were: Wells Fargo & Co., a leading bank in the Western United States, representing 6.1% of the Portfolio's net assets; McDonnell Douglas Corp., the nation's largest manufacturer of military aircraft and an important competitor in commercial aircraft, 5.3% of net assets; Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States, 4.7% of net assets; Citicorp, a leading bank and financial services company, 4.6% of net assets; and du Pont (E. I.) de Nemours & Company, a major industrial company operating in chemicals, fibers, polymers, petroleum and diversified businesses, 4.3% of net assets.

     Major industry positions were in the banking sector, 12.3% of the Portfolio's net assets; miscellaneous financial services, 12.1% of net assets; chemicals, 8.4% of net assets; aerospace and defense, 7.5% of net assets; and insurance, 6.6% of net assets.
---------------

* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
       OCC ACCUMULATION TRUST MANAGED PORTFOLIO FROM INCEPTION (8/1/88)*
              THROUGH 12/31/96 AND TOTAL RETURN ON S&P 500 INDEX+

             Measurement Period
           (Fiscal Year Covered)                 Managed Portfolio          S&P 500 Index
8/1/88                                                          10000                    10000
12/31/88                                                        10440                    10383
12/31/89                                                        13839                    13673
12/31/90                                                        13336                    13249
12/31/91                                                        19458                    17285
12/31/92                                                        23098                    18602
12/31/93                                                        25498                    20475
12/31/94                                                        26165                    20746
12/31/95                                                        38083                    28542
12/31/96                                                        46755                    35095

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                                 BOND PORTFOLIO

     The Bond Portfolio invests in a diversified group of quality debt securities, corporate and government. Reflecting the bond market's weakness in 1996, the Portfolio had a total return (dividends paid and change in net asset value assuming the reinvestment of dividends) of 2.2% in the year. This compared with the total return of 3.6% for the Lehman Brothers Aggregate Bond Index (Aggregate Index), a widely followed benchmark. The Portfolio's performance was 29th among the 35 corporate bond funds/BBB-rated in Lipper's Variable Insurance Products Performance Analysis Service Report.

     In the five years ended December 31, 1996, the Portfolio produced an average annual total return of 5.5%*, versus 7.4% for the Aggregate Index. Since its inception on August 1, 1988, the Portfolio has generated an average annual total return of 7.2%*. These returns take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     A proposal has been made to substitute shares of the U.S. Government Income Portfolio of the OCC Accumulation Trust for shares of the Bond Portfolio. It is anticipated that necessary approvals will be granted and the substitution will be completed late in the first quarter of 1997.

     As of December 31, 1996, the Bond Portfolio was invested 26% in corporate notes and bonds, 35% in mortgage-related securities, 36% in Treasury notes and bonds, and 3% in other assets. We maintained a defensive investment posture throughout the 1996 first half by keeping the Portfolio's average maturity relatively short, then increased the average maturity in the second half of the year to capture higher yields. The effective average maturity of the Portfolio was approximately 7.4 years as of December 31, 1996.

---------------
* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of $3,756,161 of the Bond Portfolio immediately after the transaction were entirely in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Bond Portfolio of the Present Trust reflect the performance of the Bond Portfolio of the Old Trust.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          OCC ACCUMULATION TRUST BOND PORTFOLIO FROM INCEPTION (8/1/88)*
        THROUGH 12/31/96 AND TOTAL RETURN ON LEHMAN AGGREGATE BOND INDEX+

             Measurement Period                                         Lehman B
           (Fiscal Year Covered)                   Bond Portfolio             Bond Index
8/1/88                                                          10000                    10000
12/31/88                                                        10000                    10249
12/31/89                                                        11022                    11738
12/31/90                                                        11910                    12789
12/31/91                                                        13747                    14836
12/31/92                                                        14623                    15934
12/31/93                                                        15850                    17488
12/31/94                                                        15243                    16978
12/31/95                                                        17564                    20114
12/31/96                                                        17951                    20844

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks maximum current income consistent with stability of principal and liquidity. The seven-day compounded yield of the Portfolio was 4.6% as of December 31, 1996. The average dollar-weighted portfolio maturity was 40 days.

     We manage the Portfolio conservatively, recognizing that shareholders of money market funds view liquidity and safety of principal as their most important objectives. Safety of principal is our first priority. Rather than subjecting the Money Market Portfolio to additional risk to achieve a higher return, we maintain a rigorous approach to analyzing and investing in quality credits. These include the short-term securities of leading financial institutions and industrial companies in the United States and abroad, as well as marketable obligations of the United States Government, its agencies and instrumentalities. As of December 31, 1996, 72% of the Portfolio's assets were allocated to short-term corporate notes, with the remaining assets invested in U.S. Government agency securities.

     Investments in the Money Market Portfolio are not insured or guaranteed by the U.S. Government. There is no assurance that the Portfolio will maintain a stable net asset value.

   OCC ACCUMULATION TRUST                                   DECEMBER 31, 1996

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS

------------------------------------------------------
-----------------------------------------------------
   EQUITY PORTFOLIO

    ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
  U.S. GOVERNMENT AGENCY NOTE -- 1.6%
  $ 320,000   Federal Home Loan Bank,
                5.19%, 1/9/97
                (cost -- $319,631)              $   319,631
                                                -----------
  SHORT-TERM CORPORATE NOTES -- 12.9%
  AUTOMOTIVE -- 4.5%
  $ 900,000   Ford Motor Credit Co.,
                5.40%, 1/28/97                  $   896,355
                                                -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 5.6%
    470,000   Household Finance Corp.,
                5.34%, 1/7/97                       469,582
    640,000   Prudential Funding Corp.,
                5.62%, 1/8/97                       639,301
                                                -----------
                                                  1,108,883
                                                -----------
  TECHNOLOGY -- 2.8%
              IBM Credit Corp.,
    155,000   5.22%, 1/7/97                         154,865
    290,000   5.32%, 1/7/97                         289,743
    118,000   5.46%, 1/7/97                         117,892
                                                -----------
                                                    562,500
                                                -----------
  Total Short-Term Corporate Notes
    (cost -- $ 2,567,738)                       $ 2,567,738
                                                -----------

  ----------------------------------------------------
   SHARES                                          VALUE
    ----------------------------------------------------
  COMMON STOCKS -- 87.5%
  AEROSPACE/DEFENSE -- 4.7%
      5,000   Lockheed Martin Corp.             $   457,500
      7,494   McDonnell Douglas Corp.               479,616
                                                -----------
                                                    937,116
                                                -----------
  BANKING -- 7.5%
      6,556   Citicorp                              675,268
      3,033   Wells Fargo & Co.                     818,152
                                                -----------
                                                  1,493,420
                                                -----------
  CHEMICALS -- 3.6%
      2,000   du Pont (E.I.) de Nemours & Co.       188,750
      7,698   Hercules, Inc.                        332,939
      4,910   Monsanto Co.                          190,876
                                                -----------
                                                    712,565
                                                -----------
  CONGLOMERATES -- 2.8%
      2,156   General Electric Co.                  213,174
      7,500   Tenneco, Inc.*                        338,437
                                                -----------
                                                    551,611
                                                -----------
  CONSUMER PRODUCTS -- 2.1%
      3,844   Avon Products, Inc.                   219,589
      6,843   Mattel, Inc.                          189,893
                                                -----------
                                                    409,482
                                                -----------
  DRUGS & MEDICAL PRODUCTS -- 3.1%
     14,042   Becton, Dickinson & Co.               609,072
                                                -----------
    ----------------------------------------------------
   SHARES                                          VALUE
    ----------------------------------------------------
  ELECTRONICS -- 2.7%
      7,038   Arrow Electronics, Inc.*          $   376,533
      5,000   Electronic Arts, Inc.*                149,687
                                                -----------
                                                    526,220
                                                -----------
  ENERGY -- 1.4%
        698   El Paso Natural Gas Co.                35,224
      4,996   Triton Energy Ltd.*                   242,306
                                                -----------
                                                    277,530
                                                -----------
  ENTERTAINMENT -- .1%
      1,700   TCI Satellite Entertainment,
                Inc.*                                16,787
                                                -----------
  FOOD SERVICES -- 2.4%
     10,500   McDonald's Corp.                      475,125
                                                -----------
  HEALTH & HOSPITALS -- 4.8%
     12,000   Columbia/HCA Healthcare Corp.         489,000
      5,000   OrNda HealthCorp.*                    146,250
     14,000   Tenet Healthcare Corp.*               306,250
                                                -----------
                                                    941,500
                                                -----------
  INSURANCE -- 23.2%
     15,700   ACE Ltd.                              943,963
      7,372   AFLAC, Inc.                           315,153
      3,262   American International Group,
                Inc.                                353,112
     17,000   Everest Reinsurance Holdings,
                Inc.                                488,750
     24,452   EXEL Ltd.                             926,119
      2,000   General Re Corp.                      315,500
     10,000   Mid Ocean Ltd.                        525,000
      4,579   Progressive Corp. (Ohio)              308,510
     13,000   RenaissanceRe Holdings Ltd.           429,000
                                                -----------
                                                  4,605,107
                                                -----------
  LEISURE -- 2.3%
     14,000   Carnival Corp.                        462,000
                                                -----------
  MACHINERY/ENGINEERING -- 3.4%
      9,000   Caterpillar, Inc.                     677,250
                                                -----------
  MANUFACTURING -- 4.9%
      3,000   Armstrong World Industries,
                Inc.                                208,500
     17,560   LucasVarity Corp. PLC ADR*            667,280
      8,000   Shaw Industries, Inc.                  94,000
                                                -----------
                                                    969,780
                                                -----------
  METALS & MINING -- .3%
      2,145   Freeport McMoRan Copper & Gold
                (Class B)                            64,082
                                                -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 5.7%
     19,912   Countrywide Credit Industries,
                Inc.                                569,981
      5,155   Federal Home Loan Mortgage Corp.      567,694
                                                -----------
                                                  1,137,675
                                                -----------
  PRINTING/PUBLISHING -- 1.7%
     11,000   Donnelley (R.R.) & Sons Co.           345,125
                                                -----------
  RETAIL -- 2.6%
     10,888   May Department Stores Co.             509,014
                                                -----------
  TELECOMMUNICATIONS -- 2.9%
      6,000   Sprint Corp.                          239,250
     25,000   Tele-Communications, Inc. (Class
                A)*                                 326,563
                                                -----------
                                                    565,813
                                                -----------

 * Non-income producing security.

   OCC ACCUMULATION TRUST                                   DECEMBER 31, 1996

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)

    ----------------------------------------------------
   SHARES                                          VALUE
    ----------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION -- 5.3%
      4,300   AMR Corp.*                        $   378,938
     13,000   Canadian Pacific Ltd.                 344,500
      8,000   CSX Corp.                             338,000
                                                -----------
                                                  1,061,438
                                                -----------

  Total Common Stocks
    (cost -- $13,605,569)                        $17,347,712
                                                 -----------
  Total Investments
    (cost -- $16,492,938)               102.0%   $20,235,081
  Other Liabilities in Excess of
      Other Assets                       (2.0)      (392,083)
                                        -----    -----------
  Total Net Assets                      100.0%   $19,842,998
                                        =====     ==========

------------------------------------------------------
-----------------------------------------------------
   SMALL CAP PORTFOLIO

    ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
  U.S. GOVERNMENT AGENCY NOTE - .7%
  $ 230,000   Federal Home Loan
                Mortgage Corp.,
                5.23%, 1/2/97
                (cost -- $229,967)              $   229,967
                                                -----------
  SHORT-TERM CORPORATE NOTES -- 16.8%
  AUTOMOTIVE -- 2.5%
              Ford Motor Credit Co.,
  $ 345,000   5.40%, 1/28/97                    $   343,603
    500,000   5.62%, 1/2/97                         499,922
                                                -----------
                                                    843,525
                                                -----------
  BANKING -- 1.9%
    670,000   Norwest Financial, Inc.,
                5.51%, 1/22/97                      667,846
                                                -----------
  CONGLOMERATES -- 3.7%
  1,275,000   General Electric Capital Corp.,
                5.35%, 1/30/97                    1,269,505
                                                -----------
  MACHINERY/ENGINEERING -- 3.5%
  1,210,000   Deere (John) Capital Corp.,
                5.38%, 1/22/97                    1,206,203
                                                -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 1.5%
    500,000   Beneficial Corp.,
                5.52%, 1/28/97                      497,930
                                                -----------
  TECHNOLOGY -- 3.7%
              IBM Credit Corp.,
    370,000   5.31%, 1/6/97                         369,727
    900,000   5.32%, 1/6/97                         899,335
                                                -----------
                                                  1,269,062
                                                -----------
  Total Short-Term Corporate Notes
    (cost -- $5,754,071)                         $5,754,071
                                                -----------

  ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
  CORPORATE NOTE -- .1%
  AUTOMOTIVE -- .1%
  $   2,148   Collins Industries, Inc.,
                8.75%, 1/11/00
                (cost -- $2,148)                $     1,995
                                                -----------
  CONVERTIBLE CORPORATE BOND -- .1%
  REAL ESTATE -- .1%
  $  49,995   Security Capital Group, Inc.,
                12.00%, 6/30/14(A)
                (cost -- $45,364)               $    60,481
                                                -----------
  ----------------------------------------------------
   SHARES                                          VALUE
    ----------------------------------------------------
  CONVERTIBLE PREFERRED STOCK -- .2%
  TRANSPORTATION -- .2%
        825   Interpool, Inc., 5.75%, Conv.
                Pfd.
                (cost -- $62,700)               $    84,150
                                                -----------
  COMMON STOCKS -- 82.2%
  ADVERTISING -- 2.4%
     71,900   Katz Media Group, Inc.*           $   808,875
                                                -----------
  AEROSPACE/DEFENSE -- 1.2%
     19,000   Tracor, Inc.*                         403,750
                                                -----------
  AUTOMOTIVE -- 2.5%
     14,400   Borg-Warner Automotive, Inc.          554,400
     45,000   Jason, Inc.*                          292,500
                                                -----------
                                                    846,900
                                                -----------
  BANKING -- .5%
      6,800   First Financial Caribbean Corp.       188,700
                                                -----------
  BUILDING & CONSTRUCTION -- 1.0%
     16,400   Dal-Tile International, Inc.*         334,150
                                                -----------
  CHEMICALS -- 1.1%
     10,500   McWhorter Technologies, Inc.*         240,187
      9,800   Sybron Chemicals, Inc.*               156,800
                                                -----------
                                                    396,987
                                                -----------
  COMPUTER SERVICES -- 3.8%
     63,867   BancTec, Inc.*                      1,317,257
                                                -----------
  DRUGS & MEDICAL PRODUCTS -- 5.9%
      5,000   Dentsply International, Inc.          237,500
     62,800   SpaceLabs Medical, Inc.*            1,287,400
     19,700   Vital Signs, Inc.                     512,200
                                                -----------
                                                  2,037,100
                                                -----------
  ELECTRICAL EQUIPMENT -- 10.6%
      9,200   Arrow Electronics, Inc.*              492,200
      5,300   AVX Corp.                             113,950
     56,800   EG&G, Inc.                          1,143,100
     43,000   Exar Corp.*                           666,500
     19,100   Marshall Industries*                  584,937
     27,720   Oak Industries, Inc.*                 637,560
                                                -----------
                                                  3,638,247
                                                -----------

 * Non-income producing security.

   OCC ACCUMULATION TRUST                                   DECEMBER 31, 1996

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)

    ----------------------------------------------------
   SHARES                                          VALUE
    ----------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY -- 5.1%
     17,948   Aquila Gas Pipeline Corp.         $   284,924
      3,300   Belden & Blake Corp.*                  84,150
     10,000   Nuevo Energy Co.*                     520,000
     21,300   Petroleum Heat & Power
                Company, Inc. (Class A)             135,788
      9,640   Seagull Energy Corp.*                 212,080
     12,500   St. Mary Land & Exploration Co.       310,938
      4,000   Triton Energy Ltd.*                   194,000
                                                -----------
                                                  1,741,880
                                                -----------
  HEALTH & HOSPITALS -- 5.0%
     65,200   Magellan Health Services, Inc*      1,458,850
     14,800   Summit Care Corp.*                    242,350
                                                -----------
                                                  1,701,200
                                                -----------
  INSURANCE -- 14.4%
      9,400   ACE Ltd.                              565,175
     38,100   Capsure Holdings Corp.*               433,388
     20,600   Delphi Financial Group, Inc.          607,700
     10,900   Everest Reinsurance Holdings,
                Inc.                                313,375
     50,300   E.W. Blanch Holdings, Inc.          1,012,287
     17,200   Gryphon Holdings, Inc.                242,950
     17,000   Horace Mann Educators Corp.           686,375
      7,100   Protective Life Corp.                 283,112
     18,200   United Wisconsin Services, Inc.       477,750
      6,000   W.R. Berkley Corp.                    304,500
                                                -----------
                                                  4,926,612
                                                -----------
  MACHINERY/ENGINEERING -- 2.1%
     30,200   United Dominion Industries,
                Ltd.                                709,700
                                                -----------
  MANUFACTURING -- 8.0%
     13,600   Alltrista Corp.*                      350,200
    139,200   Baldwin Technology Co. (Class
                A)*                                 348,000
      6,500   Briggs & Stratton Corp.               286,000
      4,500   Carlisle Companies, Inc.              272,250
     15,750   Crane Co.                             456,750
     59,500   Easco, Inc.                           453,687
     31,200   Exabyte Corp.*                        417,300
      5,200   Greenfield Industries, Inc.           159,250
                                                -----------
                                                  2,743,437
                                                -----------
  MEDIA/BROADCASTING -- .6%
      7,500   American Radio Systems Corp.*         204,375
                                                -----------
  PAPER PRODUCTS -- 2.4%
    143,800   Repap Enterprises, Inc.*              399,944
     21,000   Shorewood Packaging Corp.*            409,500
                                                -----------
                                                    809,444
                                                -----------
    ----------------------------------------------------
   SHARES                                          VALUE
    ----------------------------------------------------
  PRINTING & PUBLISHING -- 2.9%
     15,300   International Imaging
                Materials, Inc.*                $   348,075
     63,400   Nu-Kote Holdings, Inc. (Class
                A)*                                 649,850
                                                -----------
                                                    997,925
                                                -----------
  REAL ESTATE -- 3.6%
     15,291   Cousins Properties, Inc.              430,059
         66   Security Capital Group, Inc. (A)       82,156
     20,200   Security Capital Industrial
                Trust, Inc.                         431,775
     12,752   Security Capital Pacific Trust        291,702
                                                -----------
                                                  1,235,692
                                                -----------
  RETAIL -- .4%
      8,500   Maxim Group, Inc.*                    148,750
                                                -----------
  TECHNOLOGY -- 4.1%
     11,000   Channell Commercial Corp.*            136,125
      8,000   Unitrode Corp.*                       235,000
     51,400   Wang Laboratories, Inc.*            1,040,850
                                                -----------
                                                  1,411,975
                                                -----------
  TELECOMMUNICATIONS -- .6%
     10,100   ECI Telecom Ltd.                      214,625
                                                -----------
  TEXTILES/APPAREL -- 1.7%
     19,000   Westpoint Stevens, Inc. (Class
                A)*                                 567,625
                                                -----------
  TOBACCO/BEVERAGES/FOOD PRODUCTS -- .2%
      6,000   Sylvan Foods Holdings, Inc.*           78,000
                                                -----------
  TRANSPORTATION -- 1.6%
     12,200   Interpool, Inc.                       285,175
     13,100   MTL, Inc.*                            265,275
                                                -----------
                                                    550,450
                                                -----------
  OTHER -- .5%
      6,150   McGrath RentCorp                      158,363
                                                -----------
  Total Common Stocks
    (cost -- $24,953,214)                     $28,172,019
                                              -----------
  Total Investments
    (cost -- $31,047,464)            100.1%   $34,302,683
  Other Liabilities in Excess of
    Other Assets                      (0.1)       (46,012)
                                     -----    -----------
  Total Net Assets                   100.0%   $34,256,671
                                     =====     ==========

* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                        DATE OF        PAR                AVERAGE    FAIR VALUE AS OF
                      DESCRIPTION                     ACQUISITION    AMOUNT     SHARES     COST      DECEMBER 31, 1996
     ----------------------------------------------   -----------    -------    ------    -------    -----------------
     Security Capital Group, Inc. 12.00%, 6/30/14       9/16/94      $49,995       --      $  91          $   120
     Security Capital Group, Inc. Common Stock          9/16/94           --       66        949            1,245

   OCC ACCUMULATION TRUST                                   DECEMBER 31, 1996

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)

------------------------------------------------------
-----------------------------------------------------
   MANAGED PORTFOLIO

    ----------------------------------------------------
  PRINCIPAL
    AMOUNT                                       VALUE
    ----------------------------------------------------
  SHORT-TERM CORPORATE NOTES -- 13.6%
  AUTOMOTIVE -- 3.8%
  $6,870,000   Ford Motor Credit Co.,
                 5.42%, 1/6/97                $  6,864,828
                                              ------------
  CONGLOMERATES -- 4.3%
   7,680,000   General Electric Capital
                 Corp.,
                 5.39%, 1/7/97                   7,673,101
                                              ------------
  INSURANCE -- .3%
     555,000   Marsh & McLennan Co., Inc.,
                 6.55%, 1/2/97                     554,899
                                              ------------
  MISCELLANEOUS FINANCIAL SERVICES -- 5.2%
               Household Finance Corp.,
     130,000   5.34%, 1/7/97                       129,884
   3,300,000   5.45%, 1/7/97                     3,297,003
   6,000,000   Merrill Lynch & Co., Inc.,
                 5.70%, 1/6/97                   5,995,250
                                              ------------
                                                 9,422,137
                                              ------------
  Total Short-Term Corporate Notes
    (cost -- $ 24,514,965)                    $ 24,514,965
                                              ------------
  U.S. TREASURY NOTES AND BONDS -- .9%
  $  700,000   6.25%, 8/15/23                 $    656,250
     630,000   7.875%, 4/15/98                     646,437
     297,500   7.875%, 8/15/01                     317,117
                                              ------------
         Total U.S. Treasury Notes and Bonds
                        (cost -- $1,514,907)  $  1,619,804
                                              ------------
  CONVERTIBLE CORPORATE BOND -- .4%
  REAL ESTATE -- .4%
  $  614,371   Security Capital Group, Inc.,
                 12.00%, 6/30/14(A)
                 (cost -- $557,508)           $    743,231
                                              ------------

  ----------------------------------------------------
    SHARES                                       VALUE
    ----------------------------------------------------
  CONVERTIBLE PREFERRED STOCK -- .0%
  RETAIL -- .0%
       2,478   Venture Stores, Inc.,
                 $3.25 Conv. Pfd.
                 (cost -- $102,527)           $     45,533
                                              ------------
  COMMON STOCKS -- 85.4%
  AEROSPACE/DEFENSE -- 7.5%
      43,200   Lockheed Martin Corp.          $  3,952,800
     150,000   McDonnell Douglas Corp.           9,600,000
                                              ------------
                                                13,552,800
                                              ------------
    ----------------------------------------------------
    SHARES                                       VALUE
    ----------------------------------------------------
  BANKING -- 12.3%
      80,000   Citicorp                       $  8,240,000
      10,000   First Empire State Corp.          2,880,000
      41,200   Wells Fargo & Co.                11,113,700
                                              ------------
                                                22,233,700
                                              ------------
  BUILDING & CONSTRUCTION -- .3%
      31,680   Newport News
                 Shipbuilding Inc.*                475,200
                                              ------------
  CHEMICALS -- 8.4%
      83,000   du Pont (E.I.) de Nemours &
                 Co.                             7,833,125
     100,000   Hercules, Inc.                    4,325,000
      80,000   Monsanto Co.                      3,110,000
                                              ------------
                                                15,268,125
                                              ------------
  CONGLOMERATES -- 4.1%
     164,200   Tenneco, Inc.                     7,409,525
                                              ------------
  CONSUMER PRODUCTS -- 3.6%
     236,200   Mattel, Inc.                      6,554,550
                                              ------------
  DRUGS & MEDICAL PRODUCTS -- 3.1%
     130,000   Becton, Dickinson & Co.           5,638,750
                                              ------------
  ENERGY -- 2.7%
      55,300   Triton Energy Ltd.*               2,682,050
      73,091   Union Pacific Resources
                 Group, Inc.                     2,137,912
                                              ------------
                                                 4,819,962
                                              ------------
  FOOD SERVICES -- 3.2%
     127,700   McDonald's Corp.                  5,778,425
                                              ------------
  INSURANCE -- 6.6%
      60,000   ACE Ltd.                          3,607,500
     138,600   EXEL Ltd.                         5,249,475
      15,400   Transamerica Corp.                1,216,600
      41,200   Travelers Group, Inc.             1,869,450
                                              ------------
                                                11,943,025
                                              ------------
  MANUFACTURING -- 2.3%
      54,700   Catepillar, Inc.                  4,116,175
                                              ------------
  METALS & MINING -- 3.2%
     196,100   Freeport McMoRan Copper &
                 Gold (Class B)                  5,858,487
                                              ------------
  MISCELLANEOUS FINANCIAL SERVICES -- 12.1%
      57,200   American Express Co.              3,231,800
     161,000   Countrywide Credit
                 Industries, Inc.                4,608,625
      77,500   Federal Home Loan
                 Mortgage Corp.                  8,534,687
     145,900   Federal National
                 Mortgage Assoc.                 5,434,775
                                              ------------
                                                21,809,887
                                              ------------
  PAPER PRODUCTS -- 1.9%
      80,000   Champion International Corp.      3,460,000
                                              ------------

   OCC ACCUMULATION TRUST                                   DECEMBER 31, 1996

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)

    ----------------------------------------------------
    SHARES                                       VALUE
    ----------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PRINTING/PUBLISHING -- .8%
      45,600   Donnelly (R.R.) & Sons Co.     $  1,430,700
                                              ------------
  RAILROADS -- 2.9%
      86,300   Union Pacific Corp.               5,188,788
                                              ------------
  REAL ESTATE -- .6%
         811   Security Capital Group,
                 Inc.(A)....................     1,009,517
                                              ------------
  TECHNOLOGY -- 5.9%
      29,300   Intel Corp.                       3,836,469
     190,600   National Semiconductor Corp.*     4,645,875
      75,000   Unitrode Corp.*                   2,203,125
                                              ------------
                                                10,685,469
                                              ------------
  TELECOMMUNICATIONS -- 3.9%
     456,000   Tele-Communications, Inc.
                 (Class A)*                      5,956,500
      30,000   Sprint Corp.                      1,196,250
                                              ------------
                                                 7,152,750
                                              ------------

  Total Common Stocks
    (cost -- $115,007,880)                     $154,385,835
                                               ------------
  Total Investments
    (cost -- $141,697,788)            100.3%   $181,309,368
  Other Liabilities in Excess of
      Other Assets                     (0.3)       (581,274)
                                      -----    ------------
  Total Net Assets                    100.0%   $180,728,094
                                      =====     ===========

------------------------------------------------------
-----------------------------------------------------
   BOND PORTFOLIO

    ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
  U.S. TREASURY NOTES AND BONDS -- 35.6%
  $ 175,000   5.75%, 10/31/97                    $  175,247
    525,000   6.50%, 10/15/06                       527,872
    175,000   7.25%, 8/15/22                        185,117
                                                 ----------
  Total U.S. Treasury Notes and Bonds
    (cost -- $911,980)                            $ 888,236
                                                 ----------

  ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
  MORTGAGE-RELATED SECURITIES -- 34.5%
  $  80,682   Federal Home Loan Mortgage Corp.,
                8.50%, 10/15/19                  $   81,942
              Federal National Mortgage Assoc.,
    177,953   6.50%, 5/1/26                         169,723
    196,302   7.00%, 1/1/10                         197,283
    154,262   8.00%, 8/1/24                         157,492
      8,207   9.00%, 8/1/02                           8,553
     20,111   9.50%, 12/1/06                         21,135
     73,983   9.50%, 12/1/19                         80,248
    141,214   Government National Mortgage
                Assoc.,
                8.50%, 3/15/25                      146,684
                                                 ----------
              Total Mortgage-Related Securities
                             (cost -- $841,948)   $ 863,060
                                                 ----------
  CORPORATE NOTES & BONDS -- 26.5%
  AUTOMOTIVE -- 4.3%
  $ 100,000   General Motors Acceptance Corp.,
                8.25%, 2/24/04                   $  107,161
                                                 ----------
  CONGLOMERATES -- 4.3%
    100,000   General Electric Capital Corp.,
                8.375%, 3/1/01                      106,652
                                                 ----------
  MISCELLANEOUS FINANCIAL SERVICES -- 17.9%
    125,000   Associates Corp., N.A.,
                5.25%, 3/30/00                      120,684
    100,000   BarclaysAmerican Corp.,
                7.875%, 8/15/98                     102,535
    100,000   Household Finance Corp.,
                6.875%, 3/1/03                      100,509
    125,000   International Lease Finance
                Corp.,
                6.125%, 11/1/99                     123,714
                                                 ----------
                                                    447,442
                                                 ----------

  Total Corporate Notes & Bonds
    (cost -- $648,295)                             $ 661,255
                                                  ----------
  Total Investments
    (cost -- $2,402,223)                  96.6%   $2,412,551
  Other Assets in Excess of
      Other Liabilities                    3.4        84,895
                                         -----    ----------
  Total Net Assets                       100.0%   $2,497,446
                                         =====     =========

* Non-income producing security.

(A) Restricted Securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                       DATE OF        PAR                 AVERAGE    FAIR VALUE AS OF
                      DESCRIPTION                    ACQUISITION     AMOUNT     SHARES     COST      DECEMBER 31, 1996
     ---------------------------------------------   -----------    --------    ------    -------    -----------------
     Security Capital Group, Inc. 12.00%, 6/30/14      9/16/94      $614,371       --      $  91          $   120
     Security Capital Group, Inc. Common Stock         9/16/94            --      811        949            1,245

   OCC ACCUMULATION TRUST                                   DECEMBER 31, 1996

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (continued)

------------------------------------------------------
-----------------------------------------------------
   MONEY MARKET PORTFOLIO

    ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
   U.S. GOVERNMENT AGENCY NOTES -- 28.5%
              Federal Home Loan Bank,
  $105,000    5.21%, 2/13/97                     $  104,347
   125,000    5.42%, 1/2/97                         124,981
              Federal Home Loan Mortgage Corp.,
    30,000    5.21%, 1/27/97                         29,887
   615,000    5.40%, 1/2/97                         614,908
   120,000    5.42%, 1/3/97                         119,964
   195,000    5.52%, 1/8/97                         194,791
              Federal National Mortgage Assoc.,
    10,000    5.36%, 2/18/97                          9,928
   305,000    5.42%, 1/17/97                        304,265
                                                 ----------
             Total U.S. Government Agency Notes
                 (amortized cost -- $1,503,071)  $1,503,071
                                                 ----------
  SHORT-TERM CORPORATE NOTES -- 71.6%
  AUTOMOTIVE -- 7.2%
  $130,000    Daimler-Benz North America Corp.,
                5.30%, 3/14/97                   $  128,622
   125,000    Ford Motor Credit Co.,
                5.41%, 3/31/97                      123,328
   130,000    General Motors Acceptance Corp.,
                5.30%, 6/23/97                      126,689
                                                 ----------
                                                    378,639
                                                 ----------
  BANKING -- 19.8%
   150,000    Abbey National North America,
                5.33%, 3/11/97                      148,468
   150,000    ABN-Amro North America
                Finance Inc.,
                5.40%, 3/6/97                       148,560
   100,000    Bayerische Vereinsbank AG,
                5.33%, 1/8/97                        99,896
   100,000    Commerzbank U.S. Finance Inc.,
                5.33%, 2/28/97                       99,141
   150,000    Morgan (J.P.) & Co., Inc.,
                5.36%, 1/7/97                       149,866
   110,000    Societe Generale N.A. Inc.,
                5.50%, 2/18/97                      110,000
   150,000    Svenska Handelsbanken Inc.,
                5.53%, 1/16/97                      149,654
   140,000    Toronto-Dominion Holdings
                USA Inc.,
                5.30%, 2/5/97                       139,279
                                                 ----------
                                                  1,044,864
                                                 ----------
  CHEMICALS -- 2.8%
   150,000    U.S. Borax & Chemical Corp.,
                5.42%, 2/24/97                      148,781
                                                 ----------
  CONGLOMERATES -- 2.1%
  $110,000    General Electric Capital Corp.,
                5.45%, 2/26/97                      109,067
                                                 ----------

  ----------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
    ----------------------------------------------------
  ENTERTAINMENT -- 2.0%
   105,000    Walt Disney Co.,
                5.30%, 1/6/97                    $  104,923
                                                 ----------
  MACHINERY/ENGINEERING -- 5.1%
   120,000    Deere (John) Capital Corp.,
                5.30%, 4/14/97                      118,180
   150,000    Pitney Bowes Credit Corp.,
                5.70%, 1/15/97                      149,668
                                                 ----------
                                                    267,848
                                                 ----------
  MISCELLANEOUS FINANCIAL SERVICES -- 22.4%
   129,000    American Express Credit Corp.,
                5.30%, 1/2/97                       128,981
   110,000    Beneficial Corp.,
                5.31%, 7/14/97                      106,852
   140,000    Cheltenham & Gloucester Building
                Society PLC,
                5.26%, 3/24/97                      138,323
   100,000    Eksportfinans A/S,
                5.39%, 2/18/97                       99,281
   150,000    Goldman Sachs Group L.P.,
                5.43%, 1/13/97                      149,729
   150,000    Household Finance Corp.,
                5.42%, 1/6/97                       149,887
   130,000    Merrill Lynch & Co., Inc.,
                5.34%, 1/21/97                      129,614
   130,000    Morgan Stanley Group, Inc.,
                5.43%, 1/15/97                      129,726
   150,000    USAA Capital Corp.,
                5.32%, 2/24/97                      148,803
                                                 ----------
                                                  1,181,196
                                                 ----------
  SOVEREIGN -- 2.8%
   150,000    Sweden (Kingdom of),
                5.30%, 2/3/97                       149,271
                                                 ----------
  TECHNOLOGY -- 5.2%
   130,000    IBM Credit Corp.,
                5.28%, 3/17/97                      128,570
   150,000    Motorola Credit Corp.,
                5.23%, 2/20/97                      148,910
                                                 ----------
                                                    277,480
                                                 ----------
  TELECOMMUNICATIONS -- 2.2%
   120,000    Ameritech Corp.,
                5.30%, 3/31/97                      118,428
                                                 ----------
  Total Short-Term Corporate Notes
    (amortized cost -- $3,780,497)                $3,780,497
                                                  ----------
  Total Investments
    (amortized cost -- $5,283,568)       100.1%   $5,283,568
  Other Liabilities in Excess of
      Other Assets                        (0.1)       (4,526)
                                         -----    ----------
  Total Net Assets                       100.0%   $5,279,042
                                         =====     =========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                   EQUITY       SMALL CAP      MANAGED         BOND      MONEY MARKET
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                 -----------   -----------   ------------   ----------   ------------
ASSETS
Investments, at value (cost --
  $16,492,938, $31,047,464
  $141,697,788, $2,402,223 and
  $5,283,568, respectively)....  $20,235,081   $34,302,683   $181,309,368   $2,412,551    $5,283,568
Cash...........................      114,721         8,758          6,937       71,315        10,094
Receivable from investments
  sold.........................           --            --      1,047,817           --            --
Receivable from fund shares
  sold.........................       10,703         1,397        329,292           --            --
Dividends receivable...........       17,264         8,504        123,034           --            --
Interest receivable............           --         6,304        110,591       32,400         2,235
Other assets...................          883         1,207          7,932          393           331
                                 -----------   -----------   ------------   ----------    ----------
          Total Assets.........   20,378,652    34,328,853    182,934,971    2,516,659     5,296,228
                                 -----------   -----------   ------------   ----------    ----------

LIABILITIES
Payable for investments
  purchased....................      494,608            --      1,897,083           --            --
Payable for fund shares
  redeemed.....................        6,182        27,274        132,215           --           446
Investment advisory fee
  payable......................       18,017        23,648        137,907        3,750         1,090
Other payables and accrued
  expenses.....................       16,847        21,260         39,672       15,463        15,650
                                 -----------   -----------   ------------   ----------    ----------
          Total Liabilities....      535,654        72,182      2,206,877       19,213        17,186
                                 -----------   -----------   ------------   ----------    ----------

          Total Net Assets.....  $19,842,998   $34,256,671   $180,728,094   $2,497,446    $5,279,042
                                 ===========   ===========   ============   ==========    ==========

NET ASSETS
Par value ($.01 per share).....  $     6,598   $    15,153   $     49,914   $    2,629    $   52,791
Paid-in-capital in excess of
  par..........................   15,232,928    29,167,853    132,265,145    2,473,650     5,226,264
Accumulated undistributed net
  investment income............      188,895       226,925      2,161,818           --            --
Accumulated undistributed net
  realized gain (loss) on
  investments..................      672,434     1,591,521      6,639,637       10,839           (13)
Net unrealized appreciation on
  investments..................    3,742,143     3,255,219     39,611,580       10,328            --
                                 -----------   -----------   ------------   ----------    ----------

          Total Net Assets.....  $19,842,998   $34,256,671   $180,728,094   $2,497,446    $5,279,042
                                 ===========   ===========   ============   ==========    ==========

Fund shares outstanding........      659,810     1,515,250      4,991,370      262,938     5,279,054
                                 -----------   -----------   ------------   ----------    ----------

Net asset value per share......  $     30.07   $     22.61   $      36.21   $     9.50    $     1.00
                                 ===========   ===========   ============   ==========    ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                       EQUITY     SMALL CAP      MANAGED       BOND      MONEY MARKET
                                     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   ----------   -----------   ---------   ------------
INVESTMENT INCOME
  Dividends........................  $  185,285   $  227,354   $ 1,924,873   $      --     $     --
  Interest.........................     137,420      199,837     1,333,194     323,750      222,268
                                     ----------   ----------   -----------   ---------     --------
     Total investment income.......     322,705      427,191     3,258,067     323,750      222,268
                                     ----------   ----------   -----------   ---------     --------

OPERATING EXPENSES
  Investment advisory fees (note
     2A)...........................     109,507      165,735       972,381      24,157       16,388
  Custodian fees (note 1G).........      16,342       22,883        31,020      17,341       10,779
  Auditing, consulting and tax
     return preparation fees.......      10,185       10,309        13,434      10,226       10,309
  Transfer and dividend disbursing
     agent fees....................       9,252        9,357        11,151       9,082        9,066
  Legal fees.......................       2,206        3,048         9,476       1,918        1,923
  Reports and notices to
     shareholders..................       3,011        3,914        21,135       1,335          951
  Trustees' fees and expenses......          --        5,702        25,790          --           --
  Miscellaneous....................       4,221        1,770        23,141       3,917        3,703
                                     ----------   ----------   -----------   ---------     --------
     Total operating expenses......     154,724      222,718     1,107,528      67,976       53,119
     Less: Investment advisory fees
       waived (note 2A)............     (18,150)     (17,823)       (8,220)    (18,557)     (11,550)
     Less: Expense offset
       arrangement (note 1G).......      (2,764)      (4,629)       (3,060)     (1,195)        (717)
                                     ----------   ----------   -----------   ---------     --------
       Net operating expenses......     133,810      200,266     1,096,248      48,224       40,852
                                     ----------   ----------   -----------   ---------     --------
       Net investment income.......     188,895      226,925     2,161,819     275,526      181,416
                                     ----------   ----------   -----------   ---------     --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET
  Net realized gain (loss) on
     investments...................     672,433    1,679,412     6,639,637      10,977          (14)
  Net change in unrealized
     appreciation (depreciation) on
     investments...................   2,218,378    2,142,715    18,285,659    (184,990)          --
                                     ----------   ----------   -----------   ---------     --------
       Net realized gain (loss) and
          change
          in unrealized
          appreciation
          (depreciation) on
          investments..............   2,890,811    3,822,127    24,925,296    (174,013)         (14)
                                     ----------   ----------   -----------   ---------     --------
Net increase in net assets
  resulting from operations........  $3,079,706   $4,049,052   $27,087,115   $ 101,513     $181,402
                                     ==========   ==========   ===========   =========     ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    EQUITY PORTFOLIO          SMALL CAP PORTFOLIO          MANAGED PORTFOLIO
                                                ------------------------   -------------------------   --------------------------
                                                YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                   1996          1995         1996          1995           1996          1995
                                                -----------   ----------   -----------   -----------   ------------   -----------
OPERATIONS
Net investment income.......................... $   188,895   $  111,781   $   226,925   $   211,870   $  2,161,819   $ 1,378,069
Net realized gain (loss) on investments........     672,433      233,302     1,679,412       456,809      6,639,637     1,023,914
Net change in unrealized appreciation
  (depreciation) on investments................   2,218,378    1,628,793     2,142,715     1,189,804     18,285,659    23,901,028
                                                -----------   ----------   -----------   -----------   ------------   -----------
    Net increase in net assets resulting from
      operations...............................   3,079,706    1,973,876     4,049,052     1,858,483     27,087,115    26,303,011
                                                -----------   ----------   -----------   -----------   ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..........................    (111,781)     (20,888)     (211,870)      (29,623)    (1,378,070)     (360,801)
Net realized gains.............................    (223,969)          --      (544,700)      (26,352)      (878,874)           --
                                                -----------   ----------   -----------   -----------   ------------   -----------
    Total dividends and distributions to
      shareholders.............................    (335,750)     (20,888)     (756,570)      (55,975)    (2,256,944)     (360,801)
                                                -----------   ----------   -----------   -----------   ------------   -----------
FUND SHARE TRANSACTIONS
Net proceeds from sales........................   9,184,397    3,630,236    17,604,938     7,801,061     79,297,599    27,913,098
Reinvestment of dividends and distributions....     335,750       20,888       756,533        55,975      2,256,944       360,801
Cost of shares redeemed........................  (1,457,087)    (849,386)   (3,401,674)   (2,865,595)   (24,844,767)   (9,971,333)
                                                -----------   ----------   -----------   -----------   ------------   -----------
    Net increase (decrease) in net assets from
      fund share transactions..................   8,063,060    2,801,738    14,959,797     4,991,441     56,709,776    18,302,566
                                                -----------   ----------   -----------   -----------   ------------   -----------
        Total increase (decrease) in net
          assets...............................  10,807,016    4,754,726    18,252,279     6,793,949     81,539,947    44,244,776
NET ASSETS
Beginning of year..............................   9,035,982    4,281,256    16,004,392     9,210,443     99,188,147    54,943,371
                                                -----------   ----------   -----------   -----------   ------------   -----------
End of year (including undistributed net
  investment income of $188,895 and $111,781;
  $226,925 and $211,870; $2,161,818 and
  $1,378,069; $0 and $0
  and $0 and $0, respectively)................. $19,842,998   $9,035,982   $34,256,671   $16,004,392   $180,728,094   $99,188,147
                                                ===========   ==========   ===========   ===========   ============   ===========
SHARES ISSUED AND REDEEMED
Issued.........................................     339,540      161,702       837,586       427,444      2,403,077     1,016,970
Issued in reinvestment of dividends and
  distributions................................      13,029        1,074        38,520         3,289         73,016        15,866
Redeemed.......................................     (53,448)     (38,368)     (164,530)     (156,903)      (775,472)     (379,452)
                                                -----------   ----------   -----------   -----------   ------------   -----------
    Net increase (decrease)....................     299,121      124,408       711,576       273,830      1,700,621       653,384
                                                ===========   ==========   ===========   ===========   ============   ===========

                                                      BOND PORTFOLIO          MONEY MARKET PORTFOLIO
                                                 -------------------------   -------------------------

                                                  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                    1996          1995          1996          1995
                                                 -----------   -----------   -----------   -----------
                                                <
OPERATIONS
Net investment income..........................  $   275,526   $   244,328   $   181,416   $   203,353
Net realized gain (loss) on investments........       10,977        79,769           (14)           47
Net change in unrealized appreciation
  (depreciation) on investments................     (184,990)      269,489            --            --
                                                 -----------   -----------   -----------   -----------
    Net increase in net assets resulting from
      operations...............................      101,513       593,586       181,402       203,400
                                                 -----------   -----------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..........................     (275,526)     (244,328)     (181,416)     (203,353)
Net realized gains.............................      (75,648)           --           (46)           --
                                                 -----------   -----------   -----------   -----------
    Total dividends and distributions to
      shareholders.............................     (351,174)     (244,328)     (181,462)     (203,353)
                                                 -----------   -----------   -----------   -----------
FUND SHARE TRANSACTIONS
Net proceeds from sales........................    1,066,456     1,574,585     6,146,104     4,346,773
Reinvestment of dividends and distributions....      350,959       242,735       182,704       201,653
Cost of shares redeemed........................   (2,954,763)   (1,537,477)   (5,405,790)   (3,711,915)
                                                 -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets from
      fund share transactions..................   (1,537,348)      279,843       923,018       836,511
                                                 -----------   -----------   -----------   -----------
        Total increase (decrease) in net
          assets...............................   (1,787,009)      629,101       922,958       836,558
NET ASSETS
Beginning of year..............................    4,284,455     3,655,354     4,356,084     3,519,526
                                                 -----------   -----------   -----------   -----------
End of year (including undistributed net
  investment income of $188,895 and $111,781;
  $226,925 and $211,870; $2,161,818 and
  $1,378,069; $0 and $0
  and $0 and $0, respectively).................  $ 2,497,446   $ 4,284,455   $ 5,279,042   $ 4,356,084
                                                 ===========   ===========   ===========   ===========
SHARES ISSUED AND REDEEMED
Issued.........................................      107,627       165,081     6,146,104     4,346,773
Issued in reinvestment of dividends and
  distributions................................       36,654        25,011       182,704       201,653
Redeemed.......................................     (310,084)     (158,718)   (5,405,790)   (3,711,915)
                                                 -----------   -----------   -----------   -----------
    Net increase (decrease)....................     (165,803)       31,374       923,018       836,511
                                                 ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the Bond Portfolio and the Money Market Portfolio (collectively, the "Portfolios") are five of seven portfolios offered in the Trust. The Trust filed an application with the Securities and Exchange Commission for an Order approving the substitution of shares of the U.S. Government series for shares of the Bond series. Notice of the Application was published January 29, 1997. If the order is issued, the substitution will be effected shortly thereafter. Each portfolio is authorized to issue an unlimited number of shares of beneficial interest at $.01 par value. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pensions and retirement plans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     The Money Market Portfolio: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The Equity, Small Cap, Managed and Bond Portfolios: Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

                             OCC ACCUMULATION TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS

     The Equity, Small Cap and Managed Portfolios: Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Bond and Money Market
Portfolios: Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Trust's portfolios records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax based treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital. At December 31, 1996, the Trust's portfolios did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of each Portfolio's net assets as of the close of business each day at the following annual rates: .80% for each of the Equity, Small Cap and Managed Portfolios on the first $400 million, .75% on the next $400 million and .70% thereafter; .50% for the Bond Portfolio; and .40% for the Money Market Portfolio.

     The Adviser has voluntarily agreed to waive that portion of each advisory fee necessary to limit total operating expenses of each Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

                             OCC ACCUMULATION TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

  (B) Total brokerage commissions paid by the Equity, Small Cap and Managed Portfolios amounted to $14,116, $52,990 and $107,123, respectively, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $5,743, $23,565 and $61,183, respectively, for the year ended December 31, 1996.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term securities, were as follows:

                                    EQUITY       SMALL CAP      MANAGED        BOND      MONEY MARKET
                                   PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO*
                                  -----------   -----------   -----------   ----------   ------------
Purchases.......................  $11,763,936   $20,565,700   $84,349,690   $6,205,620   $46,988,455
Sales...........................    4,337,943     9,055,696    30,263,820    7,630,072    46,273,740

---------------
*All short-term securities and maturities.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     At December 31, 1996, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investments for Federal income tax purposes were as follows:

                                              APPRECIATION (DEPRECIATION)       NET        TAX COST
                                              ----------   --------------   -----------   -----------
Equity Portfolio............................  $3,901,280     $ (159,137)    $ 3,742,143   $16,492,938
Small Cap Portfolio.........................   3,909,842       (663,423)      3,246,419    31,056,264
Managed Portfolio...........................  40,341,986       (730,406)     39,611,580   141,697,788
Bond Portfolio..............................      35,184        (24,856)         10,328     2,402,223

(5) CAPITAL LOSS CARRY-FORWARDS

     For the fiscal year ended December 31, 1996, the Small Cap Portfolio will utilize $87,890 of net capital loss carry-forward. Additionally, for the fiscal year ended December 31, 1996, the Money Market Portfolio incurred net realized capital losses of $14 which are available as a reduction against future net capital gains realized before the end of fiscal year 2004 to the extent provided by regulations. To the extent that this capital loss carry-forward is used to offset future net capital gains, it is possible that gains so offset will not be distributed to shareholders.

(6) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            DIVIDENDS AND
                                                           INCOME FROM                      DISTRIBUTIONS
                                                      INVESTMENT OPERATIONS          ----------------------------
                                               ------------------------------------                DISTRIBUTIONS
                                                           NET REALIZED                                  TO
                                                               AND                   DIVIDENDS TO   SHAREHOLDERS
                                    NET ASSET               UNREALIZED     TOTAL     SHAREHOLDERS     FROM NET     NET ASSET
                                     VALUE,       NET       GAIN(LOSS)      FROM       FROM NET    REALIZED GAINS   VALUE,
                                    BEGINNING  INVESTMENT       ON       INVESTMENT   INVESTMENT         ON         END OF
                                    OF PERIOD    INCOME    INVESTMENTS   OPERATIONS     INCOME      INVESTMENTS     PERIOD
                                    ---------  ----------  ------------  ----------  ------------  --------------  ---------
EQUITY PORTFOLIO
Year Ended December 31, 1996.......  $ 25.05     $ 0.21       $ 5.52       $ 5.73       ($0.24)        ($0.47)      $ 30.07
Year Ended December 31, 1995.......    18.12       0.31         6.71         7.02        (0.09)            --         25.05
September 16, 1994(3) to
 December 31, 1994.................    18.57       0.09        (0.54)       (0.45)          --             --         18.12


                                                  NET
                                                ASSETS,
                                      TOTAL      END OF
                                     RETURN*     PERIOD
                                     -------  ------------
EQUITY PORTFOLIO
Year Ended December 31, 1996.......    23.4%   $19,842,998
Year Ended December 31, 1995.......    38.9%     9,035,982
September 16, 1994(3) to
 December 31, 1994.................    (2.4%)    4,281,256

                                                                RATIOS
                                            -----------------------------------------------
                                            RATIO OF           RATIO OF
                                               NET                NET
                                            OPERATING          INVESTMENT
                                            EXPENSES            INCOME
                                               TO                 TO
                                             AVERAGE            AVERAGE           PORTFOLIO           AVERAGE
                                               NET                NET             TURNOVER           COMMISSION
                                             ASSETS             ASSETS              RATE               RATE
                                            ---------          ---------          ---------          ---------
EQUITY PORTFOLIO
Year Ended December 31, 1996.......            0.93% (1,2,5)      1.29% (1,2)          36%           $ 0.0588
Year Ended December 31, 1995.......            0.72% (1)          1.74% (1)            31%                 --
September 16, 1994(3) to
 December 31, 1994.................            0.72% (1,4)        1.80% (1,4)           6%                 --

(1) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.05% and 1.15%, respectively, for the year ended December 31, 1996, 1.26% and 1.20%, respectively, for the year ended December 31, 1995 and 2.09% and 0.43%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

SMALL CAP PORTFOLIO
Year Ended December 31, 1996.......  $ 19.91     $ 0.14       $ 3.45       $ 3.59       ($0.25)        ($0.64)      $ 22.61
Year Ended December 31, 1995.......    17.38       0.26         2.37         2.63        (0.05)         (0.05)        19.91
September 16, 1994(3) to
 December 31, 1994.................    17.49       0.06        (0.17)       (0.11)          --             --         17.38

SMALL CAP PORTFOLIO
Year Ended December 31, 1996.......    18.7%   $34,256,671
Year Ended December 31, 1995.......    15.2%    16,004,392
September 16, 1994(3) to
 December 31, 1994.................    (0.6%)    9,210,443

SMALL CAP PORTFOLIO
Year Ended December 31, 1996.......            0.93% (1,2,5)      1.03% (1,2)          50%           $ 0.0493
Year Ended December 31, 1995.......            0.74% (1)          1.75% (1)            69%                 --
September 16, 1994(3) to
 December 31, 1994.................            0.74% (1,4)        1.22% (1,4)          32%                 --

(1) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.01% and 0.92%, respectively, for the year ended December 31, 1996, 0.99% and 1.50%, respectively, for the year ended December 31, 1995 and 1.64% and 0.32%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

MANAGED PORTFOLIO
Year Ended December 31, 1996.......  $ 30.14     $ 0.43       $ 6.31       $ 6.74       ($0.41)        ($0.26)      $ 36.21
Year Ended December 31, 1995.......    20.83       0.42         9.02         9.44        (0.13)            --         30.14
September 16, 1994(3) to
 December 31, 1994.................    21.80       0.14        (1.11)       (0.97)          --             --         20.83

MANAGED PORTFOLIO
Year Ended December 31, 1996.......    22.8%  $180,728,094
Year Ended December 31, 1995.......    45.6%    99,188,147
September 16, 1994(3) to
 December 31, 1994.................    (4.4%)   54,943,371

MANAGED PORTFOLIO
Year Ended December 31, 1996.......            0.84% (1,2,5)      1.66% (1,2)          27%           $ 0.0592
Year Ended December 31, 1995.......            0.66% (1)          1.85% (1)            22%                 --
September 16, 1994(3) to
 December 31, 1994.................            0.66% (1,4)        2.34% (1,4)           8%                 --

(1) During the periods presented above, the Adviser waived a portion of its fees. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 0.85% and 1.65%, respectively, for the year ended December 31, 1996, 0.74% and 1.77%, respectively, for the year ended December 31, 1995 and 0.96% and 2.04%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

BOND PORTFOLIO
Year Ended December 31, 1996.......  $  9.99     $ 0.54       ($0.34)      $ 0.20       ($0.54)        ($0.15)      $  9.50
Year Ended December 31, 1995.......     9.20       0.58         0.79         1.37        (0.58)            --          9.99
September 16, 1994(3) to
 December 31, 1994.................     9.40       0.17        (0.20)       (0.03)       (0.17)            --          9.20

BOND PORTFOLIO
Year Ended December 31, 1996.......     2.2%    $2,947,446
Year Ended December 31, 1995.......    15.2%     4,284,455
September 16, 1994(3) to
 December 31, 1994.................    (0.3%)    3,655,354

BOND PORTFOLIO
Year Ended December 31, 1996.......            1.02% (1,2,5)      5.70% (1,2)         138%                 --
Year Ended December 31, 1995.......            1.00% (1)          5.95% (1)           134%                 --
September 16, 1994(3) to
 December 31, 1994.................            1.00% (1,4)        6.26% (1,4)           7%                 --

(1) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.41% and 5.29%, respectively, for the year ended December 31, 1996, 1.52% and 5.43%, respectively, for the year ended December 31, 1995 and 2.05% and 5.21%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

MONEY MARKET PORTFOLIO
Year Ended December 31, 1996.......  $  1.00     $ 0.04       ($0.00)      $ 0.04       ($0.04)        ($0.00)      $  1.00
Year Ended December 31, 1995.......     1.00       0.05         0.00         0.05        (0.05)            --          1.00
September 16, 1994(3) to
 December 31, 1994.................     1.00       0.01           --         0.01        (0.01)            --          1.00

MONEY MARKET PORTFOLIO
Year Ended December 31, 1996.......     4.5%    $5,279,042
Year Ended December 31, 1995.......     5.1%     4,356,084
September 16, 1994(3) to
 December 31, 1994.................     1.2%     3,519,526

MONEY MARKET PORTFOLIO
Year Ended December 31, 1996.......            1.01% (1,2,5)      4.43% (1,2)           --                 --
Year Ended December 31, 1995.......            1.00% (1)          4.94% (1)             --                 --
September 16, 1994(3) to
 December 31, 1994.................            1.00% (1,4)        4.13% (1,4)           --                 --

(1) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.30% and 4.13%, respectively, for the year ended December 31, 1996, 1.14% and 4.80%, respectively, for the year ended December 31, 1995 and 2.03% and 3.10%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.
---------------

(2) Average daily net assets for the year ended December 31, 1996 were $14,669,645, $22,131,648, $130,347,107, $4,831,393 and $4,097,126 for the
    Equity, Small Cap, Managed, Bond and Money Market Portfolios, respectively.
(3) Commencement of operations.
(4) Annualized.
(5) Gross of expense offsets.(See note 1G in Notes to Financial Statements)
 * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders
and Trustees of
OCC Accumulation Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the Bond Portfolio, and the Money Market Portfolio (five of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures of the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                           ONE WORLD FINANCIAL CENTER
                               NEW YORK, NY 10281

        TRUSTEES AND PRINCIPAL OFFICERS
        Joseph M. La Motta                                      Trustee, President
        Paul Y. Clinton                                         Trustee
        Thomas W. Courtney                                      Trustee
        Lacy B. Herrmann                                        Trustee
        George Loft                                             Trustee
        Bernard H. Garil                                        Vice President
        Robert J. Bluestone                                     Vice President
        Pierre Daviron                                          Vice President
        John C. Giusio, Jr.                                     Vice President
        Richard J. Glasebrook, II                               Vice President
        Louis Goldstein                                         Vice President
        Benjamin D. Gutstein                                    Vice President
        Vikki Hanges                                            Vice President
        Timothy McCormick                                       Vice President
        Eileen P. Rominger                                      Vice President
        Sheldon M. Siegel                                       Treasurer
        Deborah Kaback                                          Secretary
        Richard L. Peteka                                       Assistant Treasurer

        INVESTMENT ADVISER
        OpCap Advisors
        One World Financial Center
        New York, NY 10281

        CUSTODIAN AND TRANSFER AGENT
        State Street Bank and Trust Company
        P.O. Box 1713
        Boston, MA 02105

        INDEPENDENT ACCOUNTANTS
        Price Waterhouse LLP
        1177 Avenue of the Americas
        New York, NY 10036

        This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
     1740 Broadway, New York, NY 10019

DISTRIBUTOR OF MONYMASTER AND MONYEQUITY MASTER:

     MONY SECURITIES CORP.
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)

LOGO
The Mutual Life Insurance Company of New York
Administrative Offices
1740 Broadway, New York, NY 10019
ADDRESS CORRECTION REQUESTED
                                                          ----------------------
                                                                 BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
                                                              PERMIT NO. 8048
                                                            NEW YORK, NEW YORK
                                                          ----------------------

Form No. 13634SL (2/97)